United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Federated Hermes Money Market Obligations Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/23

Date of Reporting Period: Six months ended 01/31/23

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
January 31, 2023

Ticker FRFXX

Federated Hermes Capital Reserves Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2022 through January 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Instruments	49.5%
Commercial Paper	31.1%
Bank Instruments	7.7%
Other Repurchase Agreements and Repurchase Agreements	10.5%
U.S. Treasury	0.2%
Cash Equivalent[2]	0.7%
Other Assets and Liabilities—Net[3]	0.3%
TOTAL	100%
At January 31, 2023, the Fund’s effective maturity4 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	80.0%[5]
8-30 Days	5.2%
31-90 Days	7.7%
91-180 Days	2.8%
181 Days or more	4.0%
Other Assets and Liabilities—Net[3]	0.3%
TOTAL	100%
1
See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2
Cash Equivalents include any investments in money market mutual funds.
3
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5
Overnight securities comprised 15.5% of the Fund’s portfolio.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2023 (unaudited)
Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER—31.1%
		Aerospace / Auto—5.3%
$125,000,000		American Honda Finance Corp., (Honda Motor Co., Ltd. Support Agreement), 4.992%—5.017%, 3/7/2023 - 4/18/2023	$123,982,294
101,000,000		Mercedes-Benz Finance NA LLC, (Guaranteed by Mercedes-Benz Group AG), 4.828%—4.831%, 2/1/2023 - 2/2/2023	100,988,000
		TOTAL	224,970,294
		Banking—3.5%
13,000,000		Canadian Imperial Bank of Commerce, 2.069%, 3/20/2023	12,965,580
100,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 5.160%, 8/28/2023	100,000,000
15,000,000		National Australia Bank Ltd., Melbourne, 3.865%, 6/15/2023	14,792,300
10,000,000		Royal Bank of Canada, 5.522%, 10/31/2023	9,604,845
12,000,000		Toronto Dominion Bank, 2.051%, 3/17/2023	11,970,520
		TOTAL	149,333,245
		Chemicals—6.2%
100,000,000		BASF SE, 4.549%—4.560%, 2/2/2023	99,987,403
160,000,000		PPG Industries, Inc., 4.531%—4.769%, 2/1/2023 - 2/2/2023	159,989,972
		TOTAL	259,977,375
		Electric Power—9.1%
200,000,000		Duke Energy Corp., 4.500%, 2/1/2023	200,000,000
30,000,000		EverSource Energy, 4.646%, 2/6/2023	29,980,708
155,000,000		NextEra Energy Capital Holdings, Inc., 4.667%—4.671%, 2/3/2023 - 2/17/2023	154,850,167
		TOTAL	384,830,875
		Finance - Retail—1.2%
50,000,000		Old Line Funding, LLC, 4.960%, 8/2/2023	48,746,222
		Food & Beverage—1.3%
53,000,000		Mondelez International, Inc., 4.501%—4.637%, 2/1/2023	53,000,000
		Health Care—1.1%
45,000,000		McKesson Corp., 4.530%, 2/1/2023	45,000,000
		Mining—1.1%
45,000,000		Nutrien Ltd., 4.763%—4.870%, 2/6/2023 - 3/6/2023	44,894,774
		Telecommunications—1.8%
75,000,000		Bell Canada, 4.718%—4.747%, 2/2/2023 - 2/15/2023	74,911,583
Semi-Annual Shareholder Report
2

Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER—continued
		Waste Management—0.5%
$20,000,000		Waste Management, Inc., (Waste Management Holdings, Inc. GTD), 4.941%, 2/8/2023	$19,980,944
		TOTAL COMMERCIAL PAPER	1,305,645,312
	[2]	NOTES-VARIABLE—49.5%
		Banking—32.4%
75,000,000		Bank of Montreal, 4.860% (SOFR+0.560%), 2/1/2023	75,000,000
25,000,000		Bank of Montreal, 5.050% (SOFR+0.750%), 2/1/2023	25,000,000
50,000,000		Bank of Nova Scotia, Toronto, 4.830% (SOFR+0.530%), 2/1/2023	50,000,000
50,000,000		Bank of Nova Scotia, Toronto, 4.970% (SOFR+0.670%), 2/1/2023	50,000,000
50,000,000		Bank of Nova Scotia, Toronto, 5.050% (SOFR+0.750%), 2/1/2023	50,000,000
9,200,000		Bragg 2019 Family Trust No. 1, Series 2019, (BOKF, N.A. LOC), 4.470%, 2/2/2023	9,200,000
51,210,000		Byron H. Rubin as Trustee of the Gerald J. Rubin Special Trust No. 1, UAD June 23, 2016, (Comerica Bank LOC), 4.480%, 2/2/2023	51,210,000
75,000,000		Canadian Imperial Bank of Commerce, 4.860% (SOFR+0.560%), 2/1/2023	75,000,000
50,000,000		Canadian Imperial Bank of Commerce, 4.860% (SOFR+0.560%), 2/1/2023	50,000,000
35,080,000		Carol Allen Family Liquidity Trust, (Comerica Bank LOC), 4.430%, 2/2/2023	35,080,000
25,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.800% (SOFR+0.500%), 2/1/2023	25,000,000
15,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.820% (SOFR+0.520%), 2/1/2023	15,000,000
1,735,000		Colorado Health Facilities Authority, Series 2016B, (UMB Bank, N.A. LOC), 4.710%, 2/2/2023	1,735,000
11,300,000		Connecticut Water Co., Series 2004, (Citizens Bank, N.A., Providence LOC), 4.760%, 2/1/2023	11,300,000
6,750,000		CT 2019 Irrevocable Trust, (BOKF, N.A. LOC), 4.470%, 2/2/2023	6,750,000
17,625,000		EG Irrevocable Life Insurance Trust, (BOKF, N.A. LOC), 4.470%, 2/2/2023	17,625,000
9,590,000		Eric and Lizzie Bommer Insurance Trust, (BOKF, N.A. LOC), 4.470%, 2/2/2023	9,590,000
1,620,000		Gannett Fleming, Inc., Series 2001, (Manufacturers & Traders Trust Co., Buffalo LOC), 4.470%, 2/3/2023	1,620,000
4,725,000		GM Enterprises of Oregon, Inc., Series 2017, (Bank of the West, San Francisco, CA LOC), 4.400%, 2/2/2023	4,725,000
23,445,000		J.R. Adventures Insurance Trust, (BOKF, N.A. LOC), 4.470%, 2/2/2023	23,445,000
8,120,000		MBW Legacy Investments, LLC, (BOKF, N.A. LOC), 4.470%, 2/2/2023	8,120,000
Semi-Annual Shareholder Report
3

Principal Amount or Shares			Value
	[2]	NOTES-VARIABLE—continued
		Banking—continued
$25,000,000		MUFG Bank Ltd., 4.910% (SOFR+0.610%), 2/1/2023	$25,000,000
50,000,000		MUFG Bank Ltd., 4.910% (SOFR+0.610%), 2/1/2023	50,000,000
11,255,000		NLS 2015 Irrevocable Trust, (BOKF, N.A. LOC), 4.470%, 2/2/2023	11,255,000
25,000,000		Nordea Bank Abp, 4.800% (SOFR+0.500%), 2/1/2023	25,000,000
15,000,000		Nuveen Credit Strategies Income Fund, Taxable Preferred Shares (Series A), (Societe Generale, Paris LOC), 4.620%, 2/1/2023	15,000,000
17,500,000		Nuveen Preferred Income Opportunities Fund, Taxable Preferred Shares (Series A), (Sumitomo Mitsui Trust Bank Ltd. LOC), 4.620%, 2/2/2023	17,500,000
50,000,000		Nuveen Preferred Securities Income Fund, Variable Rate Demand Note (Series A), (Barclays Bank plc LIQ), 4.620%, 2/2/2023	50,000,000
9,280,000		Opler 2013 Irrevocable Trust, (BOKF, N.A. LOC), 4.470%, 2/2/2023	9,280,000
30,565,000		RBS Insurance Trust, (BOKF, N.A. LOC), 4.470%, 2/2/2023	30,565,000
11,240,000		Richard F. Wilks Spousal Gifting Trust, (BOKF, N.A. LOC), 4.470%, 2/2/2023	11,240,000
27,640,000		Rockcrest, LLC, (BOKF, N.A. LOC), 4.470%, 2/2/2023	27,640,000
90,000,000		Royal Bank of Canada, 4.860% (SOFR+0.560%), 2/1/2023	90,000,000
25,000,000		Royal Bank of Canada, New York Branch, 4.880% (SOFR+0.580%), 2/1/2023	25,000,000
13,875,000		Steel Dust Recycling, LLC, Series 2016, (Comerica Bank LOC), 4.480%, 2/2/2023	13,875,000
25,000,000		Sumitomo Mitsui Trust Bank Ltd., 4.740% (SOFR+0.440%), 2/1/ 2023	25,000,000
13,225,000		Taxable Muni Funding Trust 2019-007, Taxable Municipal Funding Trust (Series 2019-007) VRDNs, (Barclays Bank plc LOC), 4.700%, 2/2/2023	13,225,000
66,630,000		Taxable Muni Funding Trust 2020-011, (Series 2020-011) VRDNs, (Barclays Bank plc LOC), 4.700%, 2/2/2023	66,630,000
2,300,000		Taxable Muni Funding Trust 2021-002, Barclays Taxable Muni Funding Trust (Series 2021-002) VRDNs, (Barclays Bank plc LOC), 4.700%, 2/2/2023	2,300,000
2,800,000		Taxable Muni Funding Trust 2021-007, (Series 2021-007) VRDNs, (Barclays Bank plc LOC), 4.700%, 2/2/2023	2,800,000
21,000,000		Taxable Muni Funding Trust 2021-008, Barclays Taxable Trust (Series 2021-008) VRDNs, (Barclays Bank plc LOC), 4.700%, 2/2/2023	21,000,000
14,500,000		Taxable Muni Funding Trust 2021-010, (Series 2021-010) VRDNs, (Barclays Bank plc LOC), 4.700%, 2/2/2023	14,500,000
4,749,888		Taxable Tender Option Bond Trust 2021-MIZ9060TX, (Series 2021-MIZ9060TX) VRDNs, (Mizuho Bank Ltd. GTD)/ (Mizuho Bank Ltd. LIQ), 4.590%, 2/1/2023	4,749,888
Semi-Annual Shareholder Report
4

Principal Amount or Shares			Value
	[2]	NOTES-VARIABLE—continued
		Banking—continued
$6,500,000		Taxable Tender Option Bond Trust 2021-MIZ9064TX, (Series 2021-MIZ9064TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 4.850%, 2/2/2023	$6,500,000
5,150,000		Taxable Tender Option Bond Trust 2022-MIZ9084TX, (Series 2022-MIZ9084TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 4.850%, 2/2/2023	5,150,000
3,800,000		Taxable Tender Option Bond Trust 2022-MIZ9094TX, (Series 2022-MIZ9094TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 4.850%, 2/2/2023	3,800,000
9,825,000		The KVR Insurance Trust, Series 2014, (BOKF, N.A. LOC), 4.470%, 2/2/2023	9,825,000
7,145,000		The Raymon Lee Ince Irrevocable Trust, (BOKF, N.A. LOC), 4.470%, 2/2/2023	7,145,000
25,000,000		Toronto Dominion Bank, 4.550% (SOFR+0.250%), 2/1/2023	25,000,000
90,000,000		Toronto Dominion Bank, 4.820% (SOFR+0.520%), 2/1/2023	90,000,000
7,305,000		Tuttle Insurance Trust No. 2, Series 2015, (BOKF, N.A. LOC), 4.470%, 2/2/2023	7,305,000
50,000,000		Westpac Banking Corp. Ltd., Sydney, 4.830% (SOFR+0.530%), 2/1/2023	50,000,000
13,000,000		Yavapai County, AZ IDA—Recovery Zone Facility (Drake Cement LLC), Taxble (Series 2015) Weekly VRDNs, (Bank of Nova Scotia, Toronto LOC), 4.400%, 2/2/2023	13,000,000
		TOTAL	1,364,684,888
		Finance - Commercial—1.9%
50,000,000		Atlantic Asset Securitization LLC, 4.690% (SOFR+0.390%), 2/1/ 2023	50,000,000
30,000,000		Atlantic Asset Securitization LLC, 4.820% (SOFR+0.520%), 2/1/2023	30,000,000
		TOTAL	80,000,000
		Finance - Retail—14.8%
50,000,000		Barton Capital S.A., 4.770% (SOFR+0.470%), 2/1/2023	50,000,000
50,000,000		Barton Capital S.A., 4.800% (SOFR+0.500%), 2/1/2023	50,000,000
50,000,000		Barton Capital S.A., 4.900% (SOFR+0.600%), 2/1/2023	50,000,000
25,000,000		Chariot Funding LLC, 4.620% (SOFR+0.320%), 2/1/2023	25,000,000
50,000,000		Chariot Funding LLC, 4.800% (SOFR+0.500%), 2/1/2023	50,000,000
90,000,000		Fairway Finance Co. LLC, 4.700% (SOFR+0.400%), 2/1/2023	90,000,000
50,000,000		Sheffield Receivables Company LLC, 4.700% (SOFR+0.400%), 2/1/2023	50,000,000
25,000,000		Sheffield Receivables Company LLC, 4.750% (SOFR+0.450%), 2/1/2023	25,000,000
40,000,000		Starbird Funding Corp., 4.660% (SOFR+0.360%), 2/1/2023	40,000,000
Semi-Annual Shareholder Report
5

Principal Amount or Shares			Value
	[2]	NOTES-VARIABLE—continued
		Finance - Retail—continued
$40,000,000		Starbird Funding Corp., 4.680% (SOFR+0.380%), 2/1/2023	$40,000,000
75,000,000		Starbird Funding Corp., 4.840% (SOFR+0.540%), 2/1/2023	75,000,000
30,000,000		Starbird Funding Corp., 4.870% (SOFR+0.570%), 2/1/2023	30,000,000
50,000,000		Thunder Bay Funding, LLC, 4.670% (SOFR +0.370%), 2/1/2023	50,000,000
		TOTAL	625,000,000
		Government Agency—0.4%
3,935,000		Jerry P. Himmel Irrevocable Trust No. 1, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/2/2023	3,935,000
7,060,000		Millbrook, AL Redevelopment Authority, RAM Millbrook Hospitality LLC Project, Series 2017, (Federal Home Loan Bank of New York LOC), 4.300%, 2/2/2023	7,060,000
6,060,000		Roberts Insurance Trusts, LLC, (Federal Home Loan Bank of Des Moines LOC), 4.400%, 2/2/2023	6,060,000
		TOTAL	17,055,000
		TOTAL NOTES-VARIABLE	2,086,739,888
		CERTIFICATES OF DEPOSIT—7.7%
		Banking—7.7%
210,000,000		Landesbank Baden-Wurttemberg, 4.370%—4.600%, 2/2/2023 - 2/3/2023	210,000,000
40,000,000		Toronto Dominion Bank, 3.750%—5.000%, 6/15/2023 - 9/26/2023	40,000,000
75,000,000		Westpac Banking Corp. Ltd., Sydney, 3.000%, 6/9/2023	75,000,000
		TOTAL CERTIFICATES OF DEPOSIT	325,000,000
		OTHER REPURCHASE AGREEMENTS—7.5%
46,000,000		Interest in $50,000,000 joint repurchase agreement, 4.40% dated 1/31/2023 under which BNP Paribas SA will repurchase the securities provided as collateral for $50,006,111 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were sovereign debt securities, corporate bonds and collateralized mortgage-backed obligations with various maturities to 10/25/2052 and the market value of those underlying securities was $51,006,233.	46,000,000
50,000,000		Interest in $100,000,000 joint repurchase agreement, 5.11% dated 12/6/2022 under which BofA Securities, Inc. will repurchase the securities provided as collateral for $101,334,278 on 3/10/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were certificates of deposit and medium-term notes with various maturities to 7/1/2036 and the market value of those underlying securities was $102,013,826.	50,000,000
Semi-Annual Shareholder Report
6

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
$50,000,000	Interest in $110,000,000 joint repurchase agreement, 4.66% dated 12/13/2022 under which BofA Securities, Inc. will repurchase the securities provided as collateral for $110,840,094 on 2/10/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were corporate bonds and medium-term notes with various maturities to 1/1/2999 and the market value of those underlying securities was $112,213,899.	$50,000,000
60,000,000	Repurchase agreement, 4.42% dated 1/31/2023 under which HSBC Securities (USA), Inc. will repurchase the securities provided as collateral for $60,007,367 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were corporate bonds, medium-term notes and sovereign debt securities with various maturities to 7/15/2052 and the market value of those underlying securities was $61,200,089.	60,000,000
10,000,000	Interest in $50,000,000 joint repurchase agreement, 4.91% dated 1/9/2023 under which Mizuho Securities USA LLC will repurchase the securities provided as collateral for $50,402,347 on 3/9/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were asset-backed securities with various maturities to 3/25/2050 and the market value of those underlying securities was $51,410,394.	10,000,000
25,000,000	Repurchase agreement, 5.20% dated 4/27/2021 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $27,636,111 on 4/27/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were commercial papers with various maturities to 6/30/2023 and the market value of those underlying securities was $25,518,417.	25,000,000
25,000,000	Repurchase agreement, 5.17% dated 2/3/2022 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $26,547,410 on 4/10/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri- party agent, were commercial papers with various maturities to 10/23/2023 and the market value of those underlying securities was $25,584,229.	25,000,000
25,000,000	Repurchase agreement, 5.08% dated 12/21/2022 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $25,317,500 on 3/21/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were commercial papers with various maturities to 7/21/2023 and the market value of those underlying securities was $25,651,131.	25,000,000
Semi-Annual Shareholder Report
7

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
$25,000,000	Repurchase agreement, 5.22% dated 1/9/2023 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $25,416,875 on 5/4/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri- party agent, were commercial papers with various maturities to 7/21/2023 and the market value of those underlying securities was $25,584,228.	$25,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	316,000,000
	REPURCHASE AGREEMENTS—3.0%
50,000,000	Interest in $200,000,000 joint repurchase agreement, 4.30% dated 1/31/2023 under which BMO Harris Bank will repurchase the securities provided as collateral for $200,023,889 on 2/1/ 2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. government agency with various maturities to 5/1/2032 and the market value of those underlying securities was $205,596,445.	50,000,000
43,000,000	Interest in $450,000,000 joint repurchase agreement, 4.27% dated 1/31/2023 under which BNP Paribas SA will repurchase the securities provided as collateral for $450,053,375 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 2/15/2051 and the market value of those underlying securities was $459,054,446.	43,000,000
35,000,000	Interest in $600,000,000 joint repurchase agreement, 4.27% dated 1/31/2023 under which Natixis Financial Products LLC will repurchase the securities provided as collateral for $600,071,167 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury with various maturities to 11/15/2052 and the market value of those underlying securities was $612,072,674.	35,000,000
	TOTAL REPURCHASE AGREEMENTS	128,000,000
	U.S. TREASURY—0.2%
10,000,000	United States Treasury Floating Rate Notes, 4.682% (91-day T-Bill +0.034%), 2/7/2023	10,000,195
	INVESTMENT COMPANY—0.7%
26,997,300	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.41%[3]	27,000,103
	TOTAL INVESTMENT IN SECURITIES—99.7% (AT AMORTIZED COST)[4]	4,198,385,498
	OTHER ASSETS AND LIABILITIES—0.3%[5]	10,606,103
	TOTAL NET ASSETS—100%	$4,208,991,601
Securities that are subject to the federal alternative minimum tax (AMT) represent 0.3% of the Fund’s portfolio as calculated based upon total market value.
Semi-Annual Shareholder Report
8

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the six months ended January 31, 2023, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 7/31/2022	$27,000,103
Purchases at Cost	$—-
Proceeds from Sales	$—-
Change in Unrealized Appreciation/Depreciation	$—-
Net Realized Gain/(Loss)	$—-
Value as of 01/31/2023	$27,000,103
Shares Held as of 01/31/2023	26,997,300
Dividend Income	$456,019
1
Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3
7-day net yield.
4
Also represents cost for federal tax purposes.
5
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
9

The following is a summary of the inputs used, as of January 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Commercial Paper	$—	$1,305,645,312	$—	$1,305,645,312
Certificates of Deposit	—	325,000,000	—	325,000,000
Notes-Variable	—	2,086,739,888	—	2,086,739,888
Other Repurchase Agreements	—	316,000,000	—	316,000,000
Repurchase Agreements	—	128,000,000	—	128,000,000
U.S. Treasury	—	10,000,195	—	10,000,195
Investment Company	27,000,103	—	—	27,000,103
TOTAL SECURITIES	$27,000,103	$4,171,385,395	$—	$4,198,385,498
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
SOFR	—Secured Overnight Financing Rate
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
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Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.013	0.001	0.000[1]	0.007	0.016	0.007
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.013	0.001	0.000[1]	0.007	0.016	0.007
Less Distributions:
Distributions from net income	(0.013)	(0.001)	(0.000)[1]	(0.007)	(0.016)	(0.007)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.013)	(0.001)	(0.000)[1]	(0.007)	(0.016)	(0.007)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.34%	0.11%	0.01%	0.68%	1.58%	0.75%
Ratios to Average Net Assets:
Net expenses[3]	1.02%[4]	0.45%	0.23%[5]	0.94%[5]	1.02%[5]	1.02%[5]
Net investment income	2.65%[4]	0.11%	0.01%	0.65%	1.58%	0.70%
Expense waiver/ reimbursement[6]	0.18%[4]	0.76%	0.97%	0.28%	0.19%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,208,992	$4,375,913	$4,295,924	$4,312,748	$4,030,191	$4,220,884
1
Represents less than $0.001.
2
Based on net asset value. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expenses offset arrangements. The net expense ratio was 0.23%, 0.94%, 1.02%, and 1.02% for the years ended July 31, 2021, 2020, 2019, and 2018, respectively, after taking into account these expense reductions.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
January 31, 2023 (unaudited)
Assets:
Investment in securities, at value including $27,000,103 of investment in an affiliated holding*	$3,754,385,498
Investments in other repurchase agreements and repurchase agreements	444,000,000
Investment in securities, at amortized cost and fair value		$4,198,385,498
Cash		847,749
Income receivable		13,011,087
Income receivable from an affiliated holding		101,502
TOTAL ASSETS		4,212,345,836
Liabilities:
Income distribution payable	289
Payable for distribution services fee (Note 4)	1,712,328
Payable for other service fees (Notes 2 and 4)	1,038,679
Payable for transfer agent fee	369,255
Payable for portfolio accounting fee	139,441
Payable for investment adviser fee (Note 4)	13,191
Payable for administrative fee (Note 4)	8,423
Payable for Directors’/Trustees’ fees (Note 4)	5,221
Accrued expenses (Note 4)	67,408
TOTAL LIABILITIES		3,354,235
Net assets for 4,209,002,292 shares outstanding		$4,208,991,601
Net Assets Consists of:
Paid-in capital		$4,208,989,735
Total distributable earnings (loss)		1,866
TOTAL NET ASSETS		$4,208,991,601
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$4,208,991,601 ÷ 4,209,002,292 shares outstanding, no par value, unlimited shares authorized		$1.00
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended January 31, 2023 (unaudited)
Investment Income:
Interest			$79,548,954
Dividends received from an affiliated holding*			456,019
TOTAL INCOME			80,004,973
Expenses:
Investment adviser fee (Note 4)		$4,359,724
Administrative fee (Note 4)		1,707,411
Custodian fees		75,054
Transfer agent fees		2,188,198
Directors’/Trustees’ fees (Note 4)		12,625
Auditing fees		12,214
Legal fees		5,155
Distribution services fee (Note 4)		11,989,243
Other service fees (Notes 2 and 4)		5,407,418
Portfolio accounting fees		90,622
Share registration costs		285,605
Printing and postage		154,745
Miscellaneous (Note 4)		18,143
TOTAL EXPENSES		26,306,157
Waivers and Reimbursements:
Waivers/reimbursements of investment adviser fee (Note 4)	$(1,852,291)
Waivers of other operating expenses (Note 2 and 4)	(2,179,862)
TOTAL WAIVERS AND REIMBURSEMENTS		(4,032,153)
Net expenses			22,274,004
Net investment income			57,730,969
Net realized gain on investments			2,415
Change in net assets resulting from operations			$57,733,384
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2023	Year Ended 7/31/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$57,730,969	$4,995,954
Net realized gain	2,415	16,180
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	57,733,384	5,012,134
Distribution to shareholders	(57,773,059)	(4,972,760)
Share Transactions:
Proceeds from sale of shares	1,092,817,550	1,758,477,348
Net asset value of shares issued to shareholders in payment of distributions declared	55,714,227	4,899,871
Cost of shares redeemed	(1,315,413,637)	(1,683,427,684)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(166,881,860)	79,949,535
Change in net assets	(166,921,535)	79,988,909
Net Assets:
Beginning of period	4,375,913,136	4,295,924,227
End of period	$4,208,991,601	$4,375,913,136
See Notes which are an integral part of the Financial Statements
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14

Notes to Financial Statements
January 31, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Capital Reserves Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
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The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and
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Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreements reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waivers and reimbursement of $4,032,153 is disclosed in various locations in this Note 2 and Note 4.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2023, there were no fees waived or reimbursed.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being
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registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 1/31/2023	Year Ended 7/31/2022
Shares sold	1,092,817,550	1,758,477,348
Shares issued to shareholders in payment of distributions declared	55,714,227	4,899,871
Shares redeemed	(1,315,413,637)	(1,683,427,684)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(166,881,860)	79,949,535
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2023, the Adviser voluntarily waived $1,827,123 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2023, the Adviser reimbursed $25,168.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2023, FSC waived $2,179,862 of its fees. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2023, FSC retained $1,313 of fees paid by the Fund.
Other Service Fees
For the six months ended January 31, 2023, FSSC received $805 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund’s share of the fees and expenses of the investments in affiliated funds paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) October 1, 2023; or (b) the date of the Fund’s next
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effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
A substantial portion of the Fund’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
6. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2023, the Fund had no outstanding loans. During the six months ended January 31, 2023, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2023, there were no outstanding loans. During the six months ended January 31, 2023, the program was not utilized.
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8. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2022 to January 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2022	Ending Account Value 1/31/2023	Expenses Paid During Period[1]
Actual	$1,000	$1,013.40	$5.18
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.06	$5.19
1
Expenses are equal to the Fund’s annualized net expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Capital Reserves Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
Semi-Annual Shareholder Report
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were
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provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2021. The Board discussed the Fund’s performance with the Adviser, including the reasons for and plans to seek to improve the Fund’s performance, and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board
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focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Semi-Annual Shareholder Report
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Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated
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Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes Capital Reserves Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919304
Q450204 (3/23)
© 2023 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2023

Share Class | Ticker	A | GRAXX	B | GRBXX	C | GRCXX
	F | GRGXX	P | GRFXX

Federated Hermes Government Reserves Fund
Fund Established 2005

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2022 through January 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	66.0%
U.S. Treasury Securities	11.9%
U.S. Government Agency Securities	22.0%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100%
At January 31, 2023, the Fund’s effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	90.3%[4]
8-30 Days	3.1%
31-90 Days	0.2%
91-180 Days	2.7%
181 Days or more	3.6%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100%
1
See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4
Overnight Securities Comprised 79.1% of the Fund’s portfolio.
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1

Portfolio of Investments
January 31, 2023 (unaudited)
Principal Amount		Value
	REPURCHASE AGREEMENTS—66.0%
$250,000,000	Repurchase agreement, 4.310% dated 1/31/2023 under which ABN Amro Bank N.V. will repurchase the securities provided as collateral for $250,029,931 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury Securities with various maturities to 11/1/2052 and the market value of those underlying securities was $255,045,985.	$250,000,000
150,000,000	Repurchase agreement, 4.250% dated 1/31/2023 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $150,017,708 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury Securities with various maturities to 5/15/2048 and the market value of those underlying securities was $153,018,122.	150,000,000
50,000,000	Repurchase agreement, 4.250% dated 1/31/2023 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $50,005,903 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 10/31/2028 and the market value of those underlying securities was $51,006,059.	50,000,000
150,000,000	Interest in $200,000,000 joint repurchase agreement, 4.300% dated 1/31/2023 under which BMO Harris Bank, N.A. will repurchase the securities provided as collateral for $200,023,889 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 5/1/2032 and the market value of those underlying securities was $205,596,445.	150,000,000
286,024,000	Interest in $450,000,000 joint repurchase agreement, 4.270% dated 1/31/2023 under which BNP Paribas SA will repurchase the securities provided as collateral for $450,053,375 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury Securities with various maturities to 2/15/2051 and the market value of those underlying securities was $459,054,446.	286,024,000
129,000,000	Repurchase agreement, 4.270% dated 1/31/2023 under which BNP Paribas SA will repurchase the securities provided as collateral for $129,015,301 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury Securities with various maturities to 11/15/2052 and the market value of those underlying securities was $131,595,656.	129,000,000
Semi-Annual Shareholder Report
2

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$150,000,000	Repurchase agreement, 4.270% dated 1/31/2023 under which Bank Of America Securities, Inc. will repurchase the securities provided as collateral for $150,017,792 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 6/30/2026 and the market value of those underlying securities was $153,018,238.	$150,000,000
493,917,000	Interest in $1,850,000,000 joint repurchase agreement, 4.300% dated 1/31/2023 under which Bank Of America Securities, Inc. will repurchase the securities provided as collateral for $1,850,220,972 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 9/20/2072 and the market value of those underlying securities was $1,905,727,602.	493,917,000
100,000,000	Repurchase agreement, 4.300% dated 1/31/2023 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $100,011,944 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 8/15/2032 and the market value of those underlying securities was $102,012,209.	100,000,000
500,000,000	Repurchase agreement, 4.300% dated 1/31/2023 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $500,059,722 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 8/15/2032 and the market value of those underlying securities was $510,060,965.	500,000,000
250,000,000	Repurchase agreement, 4.320% dated 1/17/2023 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $250,480,000 on 2/2/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury Securities with various maturities to 12/25/2049 and the market value of those underlying securities was $256,445,033.	250,000,000
3,000,000,000	Repurchase agreement, 4.300% dated 1/31/2023 under which Federal Reserve Bank of New York will repurchase the securities provided as collateral for $3,000,358,333 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 8/15/2040 and the market value of those underlying securities was $3,000,358,430.	3,000,000,000
50,000,000	Repurchase agreement, 4.305% dated 1/31/2023 under which HSBC Securities (USA), Inc. will repurchase the securities provided as collateral for $50,005,979 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 2/1/2053 and the market value of those underlying securities was $51,000,000.	50,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$273,000,000		Interest in $600,000,000 joint repurchase agreement, 4.270% dated 1/31/2023 under which Natixis Financial Products LLC will repurchase the securities provided as collateral for $600,071,167 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury Securities with various maturities to 11/15/2052 and the market value of those underlying securities was $612,072,674.	$273,000,000
		TOTAL REPURCHASE AGREEMENTS	5,831,941,000
		U.S. TREASURY—11.9%
145,000,000	[1]	United States Treasury Bill, 3.020%, 2/16/2023	144,817,542
47,000,000	[1]	United States Treasury Bill, 3.020%, 6/15/2023	46,471,668
70,000,000	[1]	United States Treasury Bill, 4.490%, 2/23/2023	69,807,928
141,000,000	[2]	United States Treasury Floating Rate Notes, 4.573% (91-day T-Bill -0.075%), 2/7/2023	140,933,563
107,000,000	[2]	United States Treasury Floating Rate Notes, 4.633% (91-day T-Bill -0.015%), 2/7/2023	107,051,468
179,000,000	[2]	United States Treasury Floating Rate Notes, 4.677% (91-day T-Bill +0.029%), 2/7/2023	179,013,833
117,760,000	[2]	United States Treasury Floating Rate Notes, 4.682% (91-day T-Bill +0.034%), 2/7/2023	117,760,540
100,000,000	[2]	United States Treasury Floating Rate Notes, 4.685% (91-day T-Bill +0.037%), 2/7/2023	99,919,820
45,000,000	[2]	United States Treasury Floating Rate Notes, 4.788% (91-day T-Bill +0.140%), 2/7/2023	44,938,213
50,000,000	[2]	United States Treasury Floating Rate Notes, 4.848% (91-day T-Bill +0.200%), 2/7/2023	50,000,000
15,000,000		United States Treasury Note, 0.125%, 2/28/2023	14,983,007
16,000,000		United States Treasury Note, 0.125%, 5/31/2023	15,895,756
22,000,000		United States Treasury Note, 2.500%, 3/31/2023	22,029,851
		TOTAL U.S. TREASURY	1,053,623,189
		GOVERNMENT AGENCIES—22.0%
33,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 4.320% (SOFR +0.020%), 2/1/2023	33,000,000
116,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 4.325% (SOFR +0.025%), 2/1/2023	115,999,628
60,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 4.327% (SOFR +0.027%), 2/1/2023	59,994,906
8,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 4.330% (SOFR +0.030%), 2/1/2023	8,000,000
10,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 4.335% (SOFR +0.035%), 2/1/2023	9,999,776
68,800,000	[2]	Federal Farm Credit System Floating Rate Notes, 4.340% (SOFR +0.040%), 2/1/2023	68,800,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$54,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 4.345% (SOFR +0.045%), 2/1/2023	$54,000,000
151,775,000	[2]	Federal Farm Credit System Floating Rate Notes, 4.350% (SOFR +0.050%), 2/1/2023	151,775,411
13,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 4.355% (SOFR +0.055%), 2/1/2023	13,000,000
52,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 4.360% (SOFR +0.060%), 2/1/2023	51,998,949
20,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 4.365% (SOFR +0.065%), 2/1/2023	19,999,297
12,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 4.375% (SOFR +0.075%), 2/1/2023	11,999,323
35,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 4.380% (SOFR +0.080%), 2/1/2023	34,998,354
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 4.385% (SOFR +0.085%), 2/1/2023	49,999,363
22,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 4.390% (SOFR +0.090%), 2/1/2023	22,000,000
10,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 4.395% (SOFR +0.095%), 2/1/2023	10,000,000
40,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 4.400% (SOFR +0.100%), 2/1/2023	40,000,000
16,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 4.405% (SOFR +0.105%), 2/1/2023	16,000,000
20,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 4.410% (SOFR +0.110%), 2/1/2023	20,000,000
20,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 4.420% (SOFR +0.120%), 2/1/2023	20,000,000
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 4.430% (SOFR +0.130%), 2/1/2023	49,999,301
12,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 4.470% (SOFR +0.170%), 2/1/2023	12,000,000
35,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 4.335% (SOFR +0.035%), 2/1/2023	35,000,000
78,100,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 4.340% (SOFR +0.040%), 2/1/2023	78,100,000
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 4.345% (SOFR +0.045%), 2/1/2023	25,000,000
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 4.350% (SOFR +0.050%), 2/1/2023	25,000,000
127,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 4.355% (SOFR +0.055%), 2/1/2023	127,500,000
135,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 4.360% (SOFR +0.060%), 2/1/2023	135,000,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$86,900,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 4.370% (SOFR +0.070%), 2/1/2023	$86,900,000
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 4.400% (SOFR +0.100%), 2/1/2023	25,000,000
521,000,000		Federal Home Loan Bank System, 2.080% - 5.000%, 2/13/2023 - 2/21/2024	520,981,138
15,000,000		Federal National Mortgage Association Notes, 0.250%, 7/10/2023	14,749,979
		TOTAL GOVERNMENT AGENCIES	1,946,795,425
		TOTAL INVESTMENT IN SECURITIES—99.9% (AT AMORTIZED COST)[3]	8,832,359,614
		OTHER ASSETS AND LIABILITIES - NET—0.1%[4]	6,215,917
		TOTAL NET ASSETS—100%	$8,838,575,531
1
Discount rate at time of purchase.
2
Floating/variable note with current rate and current maturity or next reset date shown.
3
Also represents cost of investments for federal tax purposes.
4
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of January 31, 2023, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.011	0.000[1]	0.000[1]	0.006	0.015	0.006
Net realized gain (loss)	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.012	0.000[1]	0.000[1]	0.006	0.015	0.006
Less Distributions:
Distributions from net investment income	(0.012)	(0.000)[1]	(0.000)[1]	(0.006)	(0.015)	(0.006)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.012)	(0.000)[1]	(0.000)[1]	(0.006)	(0.015)	(0.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.20%	0.09%	0.01%	0.61%	1.47%	0.56%
Ratios to Average Net Assets:
Net expenses[3]	0.87%[4]	0.29%	0.11%[5]	0.64%[5]	0.87%[5]	0.87%[5]
Net investment income	2.43%[4]	0.08%	0.01%	0.54%	1.48%	0.54%
Expense waiver/reimbursement[6]	0.14%[4]	0.73%	0.92%	0.41%	0.14%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$154,362	$132,620	$133,442	$150,878	$103,120	$73,428
1
Represents less than $0.001.
2
Based on net asset value. Total returns for periods less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.11%, 0.64%, 0.87% and 0.87% for the years ended July 31, 2021, 2020, 2019 and 2018, respectively, after taking into account this expense reduction.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.010	0.000[1]	0.000[1]	0.004	0.011	0.002
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.010	0.000[1]	0.000[1]	0.004	0.011	0.002
Less Distributions:
Distributions from net investment income	(0.010)	(0.000)[1]	(0.000)[1]	(0.004)	(0.011)	(0.002)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.010)	(0.000)[1]	(0.000)[1]	(0.004)	(0.011)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.00%	0.04%	0.01%	0.36%	1.07%	0.23%
Ratios to Average Net Assets:
Net expenses[3]	1.27%[4]	0.29%	0.11%[5]	0.95%[5]	1.27%[5]	1.19%[5]
Net investment income	1.89%[4]	0.03%	0.01%	0.40%	1.07%	0.20%
Expense waiver/reimbursement[6]	0.08%[4]	1.06%	1.26%	0.43%	0.11%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$350	$480	$843	$1,139	$1,682	$2,024
1
Represents less than $0.001.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.11%, 0.95%, 1.27% and 1.19% for the years ended July 31, 2021, 2020, 2019 and 2018, respectively, after taking into account this expense reduction.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.010	0.000[1]	0.000[1]	0.004	0.011	0.002
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.010	0.000[1]	0.000[1]	0.004	0.011	0.002
Less Distributions:
Distributions from net investment income	(0.010)	(0.000)[1]	(0.000)[1]	(0.004)	(0.011)	(0.002)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.010)	(0.000)[1]	(0.000)[1]	(0.004)	(0.011)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.00%	0.04%	0.01%	0.38%	1.08%	0.23%
Ratios to Average Net Assets:
Net expenses[3]	1.26%[4]	0.38%	0.10%[5]	0.69%[5]	1.26%[5]	1.20%[5]
Net investment income	1.98%[4]	0.04%	0.01%	0.22%	1.09%	0.19%
Expense waiver/reimbursement[6]	0.08%[4]	0.94%	1.23%	0.65%	0.08%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,633	$5,543	$5,677	$8,299	$4,505	$6,007
1
Represents less than $0.001.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.10%, 0.69%, 1.26% and 1.20% for the years ended July 31, 2021, 2020, 2019 and 2018, respectively, after taking into account this expense reduction.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.012	0.000[1]	0.000[1]	0.006	0.015	0.006
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.012	0.000[1]	0.000[1]	0.006	0.015	0.006
Less Distributions:
Distributions from net investment income	(0.012)	(0.000)[1]	(0.000)[1]	(0.006)	(0.015)	(0.006)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.012)	(0.000)[1]	(0.000)[1]	(0.006)	(0.015)	(0.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.20%	0.09%	0.01%	0.61%	1.47%	0.56%
Ratios to Average Net Assets:
Net expenses[3]	0.87%[4]	0.30%	0.11%[5]	0.62%[5]	0.87%[5]	0.87%[5]
Net investment income	2.40%[4]	0.09%	0.01%	0.53%	1.49%	0.54%
Expense waiver/reimbursement[6]	0.17%[4]	0.66%	0.89%	0.42%	0.16%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,808	$1,692	$1,609	$1,743	$1,556	$1,071
1
Represents less than $0.001.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.11%, 0.62%, 0.87% and 0.87% for the years ended July 31, 2021, 2020, 2019 and 2018, respectively, after taking into account this expense reduction.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class P Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.011	0.000[1]	0.000[1]	0.005	0.013	0.004
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.011	0.000[1]	0.000[1]	0.005	0.013	0.004
Less Distributions:
Distributions from net investment income	(0.011)	(0.000)[1]	(0.000)[1]	(0.005)	(0.013)	(0.004)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.011)	(0.000)[1]	(0.000)[1]	(0.005)	(0.013)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.13%	0.07%	0.01%	0.52%	1.32%	0.41%
Ratios to Average Net Assets:
Net expenses[3]	1.02%[4]	0.30%	0.11%[5]	0.72%[5]	1.02%[5]	1.02%[5]
Net investment income	2.20%[4]	0.06%	0.01%	0.47%	1.31%	0.40%
Expense waiver/reimbursement[6]	0.18%[4]	0.89%	1.09%	0.48%	0.18%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,677,422	$10,881,572	$11,417,910	$10,706,195	$8,069,420	$8,626,983
1
Represents less than $0.001.
2
Based on net asset value. Total returns for periods less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.11%, 0.72%, 1.02% and 1.02% for the years ended July 31, 2021, 2020, 2019 and 2018, respectively, after taking into account this expense reduction.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities
January 31, 2023 (unaudited)

Assets:
Investment in securities	$3,000,418,614
Investments in repurchase agreements	5,831,941,000
Investment in securities, at amortized cost and fair value		$8,832,359,614
Cash		314,024
Income receivable		12,954,861
Receivable for shares sold		89,270
TOTAL ASSETS		8,845,717,769
Liabilities:
Payable for shares redeemed	469,256
Income distribution payable	10,856
Payable for distribution services fee (Note 4)	3,671,763
Payable for other service fees (Notes 2 and 4)	2,080,271
Payable for transfer agent fee (Note 2)	806,567
Payable for investment adviser fee (Note 4)	29,704
Payable for administrative fee (Note 4)	18,313
Payable for Directors’/Trustees’ fees (Note 4)	9,466
Accrued expenses (Note 4)	46,042
TOTAL LIABILITIES		7,142,238
Net assets for 8,838,410,494 shares outstanding		$8,838,575,531
Net Assets Consists of:
Paid-in capital		$8,838,409,360
Total distributable earnings (loss)		166,171
TOTAL NET ASSETS		$8,838,575,531
Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($154,362,141 ÷ 154,359,782 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share	$1.00
Class B Shares:
Net asset value per share ($350,015 ÷ 350,008 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (94.50/100 of $1.00)[1]	$0.95
Class C Shares:
Net asset value per share ($4,633,106 ÷ 4,633,024 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
Class F Shares:
Net asset value per share ($1,807,853 ÷ 1,807,819 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
Class P Shares:
Net asset value per share ($8,677,422,416 ÷ 8,677,259,861 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share	$1.00
1
Under certain limited conditions, a “Contingent Deferred Sales Charge” of up to 5.50% for Class B Shares and up to 1.00% for Class C Shares and Class F Shares may be imposed. See “Sales Charge When You Redeem” in the Prospectus.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Operations
Six Months Ended January 31, 2023 (unaudited)

Investment Income:
Interest			$163,532,246
Expenses:
Investment adviser fee (Note 4)		$10,151,632
Administrative fee (Note 4)		3,974,996
Custodian fees		147,151
Transfer agent fees (Note 2)		5,085,520
Directors’/Trustees’ fees (Note 4)		32,583
Auditing fees		12,213
Legal fees		5,155
Distribution services fee (Note 4)		27,850,574
Other service fees (Notes 2 and 4)		12,613,998
Portfolio accounting fees		99,411
Share registration costs		316,504
Printing and postage		349,353
Miscellaneous (Note 4)		24,115
TOTAL EXPENSES		60,663,205
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(3,813,140)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(5,050,900)
TOTAL WAIVERS AND REIMBURSEMENTS		(8,864,040)
Net expenses			51,799,165
Net investment income			111,733,081
Net realized gain on investments			111,352
Change in net assets resulting from operations			$111,844,433
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2023	Year Ended 7/31/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$111,733,081	$7,315,380
Net realized gain	111,352	1,517
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	111,844,433	7,316,897
Distributions to Shareholders:
Class A Shares	(1,731,905)	(116,462)
Class B Shares	(3,917)	(198)
Class C Shares	(51,714)	(2,468)
Class F Shares	(23,645)	(1,463)
Class P Shares	(109,869,568)	(7,518,693)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(111,680,749)	(7,639,284)
Share Transactions:
Proceeds from sale of shares	3,257,118,793	9,137,625,168
Net asset value of shares issued to shareholders in payment of distributions declared	107,238,224	7,474,688
Cost of shares redeemed	(5,547,851,971)	(9,682,351,270)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,183,494,954)	(537,251,414)
Change in net assets	(2,183,331,270)	(537,573,801)
Net Assets:
Beginning of period	11,021,906,801	11,559,480,602
End of period	$8,838,575,531	$11,021,906,801
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Government Reserves Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
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The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreements reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $8,864,040 is disclosed in various locations in this Note 2 and Note 4.
Transfer Agent Fees
For the six months ended January 31, 2023, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$15,838	$(13,472)
Class B Shares	121	(13)
Class C Shares	1,060	—
Class F Shares	492	(450)
Class P Shares	5,068,009	—
TOTAL	$5,085,520	$(13,935)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
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For the six months ended January 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$176,957
Class B Shares	518
Class C Shares	6,450
Class F Shares	2,429
Class P Shares	12,427,644
TOTAL	$12,613,998
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	84,990,265	$84,990,265	73,725,006	$73,725,006
Shares issued to shareholders in payment of distributions declared	1,690,974	1,690,974	113,787	113,787
Shares redeemed	(64,941,335)	(64,941,335)	(74,657,374)	(74,657,374)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	21,739,904	$21,739,904	(818,581)	$(818,581)

	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	48,902	$48,902	26,434	$26,434
Shares issued to shareholders in payment of distributions declared	3,342	3,342	170	170
Shares redeemed	(182,655)	(182,655)	(388,664)	(388,664)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(130,411)	$(130,411)	(362,060)	$(362,060)

	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,961,593	$2,961,593	8,302,537	$8,302,537
Shares issued to shareholders in payment of distributions declared	51,536	51,536	2,453	2,453
Shares redeemed	(3,922,699)	(3,922,699)	(8,438,969)	(8,438,969)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(909,570)	$(909,570)	(133,979)	$(133,979)
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	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	827,840	$827,840	639,953	$639,953
Shares issued to shareholders in payment of distributions declared	17,224	17,224	997	997
Shares redeemed	(728,901)	(728,901)	(558,280)	(558,280)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	116,163	$116,163	82,670	$82,670

	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Class P Shares:	Shares	Amount	Shares	Amount
Shares sold	3,168,290,193	$3,168,290,193	9,054,931,238	$9,054,931,238
Shares issued to shareholders in payment of distributions declared	105,475,148	105,475,148	7,357,281	7,357,281
Shares redeemed	(5,478,076,381)	(5,478,076,381)	(9,598,307,983)	(9,598,307,983)
NET CHANGE RESULTING FROM CLASS P SHARE TRANSACTIONS	(2,204,311,040)	$(2,204,311,040)	(536,019,464)	$(536,019,464)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,183,494,954)	$(2,183,494,954)	(537,251,414)	$(537,251,414)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2023, the Adviser voluntarily waived $3,813,140 of its fee and voluntarily reimbursed $13,935 of transfer agent fees.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2023, the annualized net fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets, annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.45%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.45%
Class P Shares	0.55%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2023, distribution services fees for the Fund were as follows:
	Distribution Service Fees Incurred	Distribution Services Fees Waived
Class A Shares	$319,844	$(35,539)
Class B Shares	1,555	—
Class C Shares	19,610	—
Class F Shares	4,422	(491)
Class P Shares	27,505,143	(5,000,935)
TOTAL	$27,850,574	$(5,036,965)
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For the six months ended January 31, 2023, FSC retained $460,663 of fees paid by the Fund.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2023, FSC retained $250 and $609 of CDSC relating to redemptions of Class C Shares and Class F Shares, respectively.
Other Service Fees
For the six months ended January 31, 2023, FSSC received $60,702 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursements of Fund expenses reflected in the financial highlights will be maintained in the future. The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares (after the voluntary waivers and reimbursements) will not exceed 0.87%, 1.27%, 1.27%, 0.87% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2023, there were no outstanding loans. During the six months ended January 31, 2023, the program was not utilized.
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6. Indemnifications
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
7. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
8. SUBSEQUENT EVENT
On November 10, 2022, the Trustees approved a Plan of Conversion for the Class B Shares of the Fund pursuant to which the Class B Shares of the Fund converted into the Fund’s existing Class A Shares on February 3, 2023, resulting in the closure and termination of the Fund’s Class B Shares.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2022 to January 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2022	Ending Account Value 1/31/2023	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000.00	$1,012.00	$4.41
Class B Shares	$1,000.00	$1,010.00	$6.43
Class C Shares	$1,000.00	$1,010.00	$6.38
Class F Shares	$1,000.00	$1,012.00	$4.41
Class P Shares	$1,000.00	$1,011.30	$5.17
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000.00	$1,020.82	$4.43
Class B Shares	$1,000.00	$1,018.80	$6.46
Class C Shares	$1,000.00	$1,018.85	$6.41
Class F Shares	$1,000.00	$1,020.82	$4.43
Class P Shares	$1,000.00	$1,020.06	$5.19
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.87%
Class B Shares	1.27%
Class C Shares	1.26%
Class F Shares	0.87%
Class P Shares	1.02%
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Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Government Reserves Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were
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provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the Performance Peer Group for the one-year period ended December 31, 2021. The Board discussed the Fund’s performance with the Adviser, including the reasons for and plans to seek to improve the Fund’s performance, and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than
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non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
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Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated
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Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes Government Reserves Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919544
CUSIP 608919536
CUSIP 608919528
CUSIP 608919510
CUSIP 608919205
34454 (3/23)
© 2023 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2023

Share Class | Ticker	Select | GRTXX	Institutional | GOIXX
	Service | GOSXX	Administrative | GOEXX
	Cash II | GFYXX	Cash Series | GFSXX
	Capital | GOCXX	Trust | GORXX
	Premier | GOFXX	Advisor | GOVXX
SDG | GPHXX

Federated Hermes Government Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2022 through January 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	66.9%
U.S. Government Agency Securities	21.8%
U.S. Treasury Securities	7.5%
Other Assets and Liabilities—Net[2]	3.8%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At January 31, 2023, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	89.8%
8-30 Days	1.2%
31-90 Days	0.4%
91-180 Days	1.7%
181 Days or more	3.1%
Other Assets and Liabilities—Net[2]	3.8%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
January 31, 2023 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES— 21.8%
$ 20,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.317% (SOFR +0.017%), 2/1/2023	$ 19,997,068
1,509,550,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.325% (SOFR +0.025%), 2/1/2023	1,509,545,780
178,600,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.327% (SOFR +0.027%), 2/1/2023	178,584,838
627,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.330% (SOFR +0.030%), 2/1/2023	626,951,563
350,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.332% (SOFR +0.032%), 2/1/2023	349,999,096
1,982,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.335% (SOFR +0.035%), 2/1/2023	1,981,986,404
599,850,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.340% (SOFR +0.040%), 2/1/2023	599,850,000
557,650,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.345% (SOFR +0.045%), 2/1/2023	557,650,000
662,650,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.350% (SOFR +0.050%), 2/1/2023	662,650,000
612,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.355% (SOFR +0.055%), 2/1/2023	612,000,000
919,675,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.360% (SOFR +0.060%), 2/1/2023	919,675,543
265,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.365% (SOFR +0.065%), 2/1/2023	264,990,681
143,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.375% (SOFR +0.075%), 2/1/2023	142,991,928
580,400,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.380% (SOFR +0.080%), 2/1/2023	580,373,915
626,600,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.385% (SOFR +0.085%), 2/1/2023	626,591,410
592,750,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.390% (SOFR +0.090%), 2/1/2023	592,750,000
229,750,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.395% (SOFR +0.095%), 2/1/2023	229,750,000
722,750,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.400% (SOFR +0.100%), 2/1/2023	722,750,000
233,700,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.405% (SOFR +0.105%), 2/1/2023	233,700,000
714,800,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.410% (SOFR +0.110%), 2/1/2023	714,800,000
344,750,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.420% (SOFR +0.120%), 2/1/2023	344,750,000
1,049,400,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.430% (SOFR +0.130%), 2/1/2023	1,049,388,116
168,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.470% (SOFR +0.170%), 2/1/2023	168,000,000
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Principal Amount			Value
		GOVERNMENT AGENCIES— continued
$ 250,000,000		Federal Farm Credit System Notes, 3.000%, 7/11/2023	$ 249,972,140
500,000,000		Federal Home Loan Bank System Discount Notes, 1.800%, 2/2/2023	499,975,000
25,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.315% (SOFR +0.015%), 2/1/2023	24,999,976
95,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.330% (SOFR +0.030%), 2/1/2023	95,000,000
469,750,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.340% (SOFR +0.040%), 2/1/2023	469,750,000
329,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.345% (SOFR +0.045%), 2/1/2023	329,000,000
834,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.350% (SOFR +0.050%), 2/1/2023	834,500,000
1,134,250,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.355% (SOFR +0.055%), 2/1/2023	1,134,250,000
2,733,625,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.360% (SOFR +0.060%), 2/1/2023	2,733,625,000
450,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.365% (SOFR +0.065%), 2/1/2023	450,000,000
1,471,250,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.370% (SOFR +0.070%), 2/1/2023	1,471,250,000
399,750,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.400% (SOFR +0.100%), 2/1/2023	399,750,000
50,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.410% (SOFR +0.110%), 2/1/2023	50,019,951
6,907,175,000		Federal Home Loan Bank System, 2.080% - 5.000%, 2/13/2023 - 2/21/2024	6,906,978,501
164,900,000		Federal National Mortgage Association Notes, 0.250%, 7/10/2023	162,151,435
285,770,000	[1]	Housing and Urban Development Floating Rate Notes, 4.285% (91-day T-Bill +0.350%), 2/1/2023	285,770,000
		TOTAL GOVERNMENT AGENCIES	29,786,718,345
		U.S. TREASURIES— 7.5%
		U.S. Treasury Bills—0.8%
1,051,320,000	[2]	United States Treasury Bills, 4.490%, 2/23/2023	1,048,435,295
		U.S. Treasury Notes—6.7%
671,000,000	[1]	United States Treasury Floating Rate Notes, 4.573% (91-day T-Bill -0.075%), 2/7/2023	670,999,961
1,359,290,000	[1]	United States Treasury Floating Rate Notes, 4.633% (91-day T-Bill -0.015%), 2/7/2023	1,360,004,656
1,555,500,000	[1]	United States Treasury Floating Rate Notes, 4.677% (91-day T-Bill +0.029%), 2/7/2023	1,555,660,169
1,899,000,000	[1]	United States Treasury Floating Rate Notes, 4.682% (91-day T-Bill +0.034%), 2/7/2023	1,899,015,616
1,411,000,000	[1]	United States Treasury Floating Rate Notes, 4.685% (91-day T-Bill +0.037%), 2/7/2023	1,409,868,827
1,054,000,000	[1]	United States Treasury Floating Rate Notes, 4.788% (91-day T-Bill +0.140%), 2/7/2023	1,053,093,796
Semi-Annual Shareholder Report
3

Principal Amount			Value
		U.S. TREASURIES— continued
		U.S. Treasury Notes—6.7%
$ 665,000,000	[1]	United States Treasury Floating Rate Notes, 4.848% (91-day T-Bill +0.200%), 2/7/2023	$ 665,000,000
159,000,000		United States Treasury Notes, 0.125%, 2/28/2023	158,819,873
175,000,000		United States Treasury Notes, 0.125%, 5/31/2023	173,859,837
188,439,000		United States Treasury Notes, 2.500%, 3/31/2023	188,694,686
		TOTAL	9,135,017,421
		TOTAL U.S. TREASURIES	10,183,452,716
		REPURCHASE AGREEMENTS— 66.9%
678,430,000		Interest in $775,000,000 joint repurchase agreement 4.31%, dated 1/31/2023 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $775,092,785 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/20/2053 and the market value of those underlying securities was $791,788,060.	678,430,000
425,000,000		Interest in $500,000,000 joint repurchase agreement 4.31%, dated 1/31/2023 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $500,059,861 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2052 and the market value of those underlying securities was $510,000,001.	425,000,000
1,027,569,000		Interest in $1,050,000,000 joint repurchase agreement 4.30%, dated 1/31/2023 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $1,050,125,417 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2057 and the market value of those underlying securities was $1,071,127,926.	1,027,569,000
1,632,000,000		Interest in $1,900,000,000 joint repurchase agreement 4.31%, dated 1/31/2023 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $1,900,227,472 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/16/2063 and the market value of those underlying securities was $1,939,914,899.	1,632,000,000
600,000,000		Interest in $1,650,000,000 joint repurchase agreement 4.30%, dated 1/31/2023 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,650,197,083 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2053 and the market value of those underlying securities was $1,683,201,025.	600,000,000
Semi-Annual Shareholder Report
4

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 1,794,328,000
Interest in $3,000,000,000 joint repurchase agreement 4.30%, dated 1/31/2023 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,358,333 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were
U.S. Treasury securities with various maturities to 8/15/2048 and the market value of those underlying securities
was $3,060,365,506.
		$ 1,794,328,000
400,000,000	Interest in $800,000,000 joint repurchase agreement 4.27%, dated 1/31/2023 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $800,094,889 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2052 and the market value of those underlying securities was $816,096,809.	400,000,000
800,000,000	Interest in $1,800,000,000 joint repurchase agreement 4.30%, dated 1/31/2023 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,800,215,000 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2052 and the market value of those underlying securities was $1,836,219,336.	800,000,000
950,000,000	Interest in $1,050,000,000 joint repurchase agreement 4.30%, dated 1/31/2023 under which Bank of Montreal will repurchase securities provided as collateral for $1,050,125,417 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2053 and the market value of those underlying securities was $1,071,166,894.	950,000,000
400,000,000	Interest in $500,000,000 joint repurchase agreement 4.31%, dated 1/3/2023 under which BNP Paribas S.A. will repurchase securities provided as collateral for $501,795,833 on 2/2/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 2/1/2053 and the market value of those underlying securities was $512,475,481.	400,000,000
250,000,000	Interest in $400,000,000 joint repurchase agreement 4.28%, dated 1/10/2023 under which BofA Securities, Inc. will repurchase securities provided as collateral for $401,093,778 on 2/2/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2052 and the market value of those underlying securities was $409,705,664.	250,000,000
2,313,000,000	Interest in $4,400,000,000 joint repurchase agreement 4.30%, dated 1/31/2023 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $4,401,051,174 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 9/16/2058 and the market value of those underlying securities was $4,492,536,174.	2,313,000,000
Semi-Annual Shareholder Report
5

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 1,559,604,000
Interest in $1,623,000,000 joint repurchase agreement 4.30%, dated 1/31/2023 under which Bank of America, N.A. will
repurchase a security provided as collateral for $1,623,193,858 on 2/1/2023. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a
U.S. Treasury security maturing on 1/31/2027 and the market
value of that underlying security was $1,655,657,786.
		$ 1,559,604,000
425,000,000	Interest in $1,000,000,000 joint repurchase agreement 4.30%, dated 1/31/2023 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $1,000,119,444 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2053 and the market value of those underlying securities was $1,030,123,029.	425,000,000
125,000,000	Interest in $250,000,000 joint repurchase agreement 4.30%, dated 1/31/2023 under which ING Financial Markets LLC will repurchase securities provided as collateral for $250,029,861 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $261,643,867.	125,000,000
1,000,000,000	Interest in $1,250,000,000 joint repurchase agreement 4.32%, dated 1/17/2023 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,252,400,000 on 2/2/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 1/20/2053 and the market value of those underlying securities was $1,278,970,376.	1,000,000,000
1,500,000,000	Interest in $2,000,000,000 joint repurchase agreement 4.36%, dated 10/3/2022 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $2,029,308,889 on 2/2/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2060 and the market value of those underlying securities was $2,066,958,901.	1,500,000,000
3,000,000,000	Interest in $3,500,000,000 joint repurchase agreement 4.61%, dated 1/17/2023 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $3,559,609,861 on 5/30/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2062 and the market value of those underlying securities was $3,627,859,201.	3,000,000,000
995,000,000	Interest in $1,500,000,000 joint repurchase agreement 4.50%, dated 1/31/2023 under which Societe Generale, New York will repurchase securities provided as collateral for $1,501,312,500 on 2/7/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2060 and the market value of those underlying securities was $1,530,584,606.	995,000,000
Semi-Annual Shareholder Report
6

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 600,000,000
Repurchase agreement 4.30%, dated 1/31/2023 under which
Australia & New Zealand Banking Group, will repurchase
securities provided as collateral for $600,071,667 on 2/1/2023.
The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were
U.S. Treasury securities with various maturities to 5/15/2049 and the market value of those underlying securities
was $612,138,501.
		$ 600,000,000
400,000,000	Repurchase agreement 4.30%, dated 1/31/2023 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $400,047,778 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/16/2064 and the market value of those underlying securities was $411,571,021.	400,000,000
100,000,000	Repurchase agreement 4.30%, dated 1/31/2023 under which ING Financial Markets LLC will repurchase securities provided as collateral for $100,011,944 on 2/1/2023. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/20/2052 and the market value of those underlying securities was $102,012,203.	100,000,000
456,000,000	Repurchase agreement 4.27%, dated 1/3/2023 under which BNP Paribas S.A. will repurchase securities provided as collateral for $457,568,513 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/31/2027 and the market value of those underlying securities was $465,175,198.	456,000,000
255,000,000	Repurchase agreement 4.25%, dated 1/31/2023 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $255,030,104 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2052 and the market value of those underlying securities was $260,130,741.	255,000,000
1,000,000,000	Repurchase agreement 4.30%, dated 1/31/2023 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,000,119,444 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2051 and the market value of those underlying securities was $1,020,000,043.	1,000,000,000
2,500,000,000	Repurchase agreement 4.30%, dated 1/31/2023 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $2,500,298,611 on 2/1/2023. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/1/2057 and the market value of those underlying securities was $2,550,304,584.	2,500,000,000
Semi-Annual Shareholder Report
7

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 700,000,000
Repurchase agreement 4.30%, dated 12/15/2022 under which
Bank of Montreal will repurchase securities provided as collateral for $704,096,944 on 2/2/2023. The securities provided as
collateral at the end of the period held with BNY Mellon as
tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2053 and the market value of those underlying securities was $718,797,107.
		$ 700,000,000
418,746,325	Repurchase agreement 4.32%, dated 1/31/2023 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $418,796,575 on 2/1/2023. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 12/1/2046 and the market value of those underlying securities was $427,252,649.	418,746,325
77,775,000	Repurchase agreement 4.31%, dated 1/31/2023 under which Prudential Legacy Insurance Co. of NJ will repurchase securities provided as collateral for $77,784,311 on 2/1/2023. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Treasury securities with various maturities to 8/15/2031 and the market value of those underlying securities was $79,352,814.	77,775,000
2,000,000,000	Repurchase agreement 4.60%, dated 11/21/2022 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $2,026,577,778 on 3/6/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2058 and the market value of those underlying securities was $2,064,972,856.	2,000,000,000
190,000,000	Repurchase agreement 4.31%, dated 1/31/2023 under which Credit Agricole Corporate and Investment Bank will repurchase securities provided as collateral for $190,022,747 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Government Agency security and U.S. Treasury securities with various maturities to 8/25/2050 and the market value of those underlying securities was $194,572,733.	190,000,000
345,000,000	Repurchase agreement 4.27%, dated 1/31/2023 under which BofA Securities, Inc. will repurchase securities provided as collateral for $345,040,921 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2032 and the market value of those underlying securities was $351,941,778.	345,000,000
1,000,000,000	Repurchase agreement 4.31%, dated 1/31/2023 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,000,119,722 on 2/1/2023. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 11/15/2050 and the market value of those underlying securities was $1,024,763,148.	1,000,000,000
Semi-Annual Shareholder Report
8

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 325,000,000
Repurchase agreement 4.30%, dated 1/31/2023 under which
BofA Securities, Inc. will repurchase securities provided as collateral for $325,038,819 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2052 and the market value of those underlying securities was $331,539,596.
		$ 325,000,000
48,750,000,000	Repurchase agreement 4.30%, dated 1/31/2023 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $48,755,822,917 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $48,755,822,938.	48,750,000,000
3,175,000,000	Repurchase agreement 4.31%, dated 1/31/2023 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $3,175,380,119 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2037 and the market value of those underlying securities was $3,298,336,928.	3,175,000,000
500,000,000	Repurchase agreement 4.30%, dated 1/31/2023 under which Standard Chartered Bank Repo will repurchase securities provided as collateral for $500,059,722 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2053 and the market value of those underlying securities was $510,060,917.	500,000,000
250,000,000	Repurchase agreement 4.27%, dated 1/31/2023 under which Fixed Income Clearing Corp. will repurchase a security provided as collateral for $250,029,653 on 2/1/2023. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security maturing on 5/15/2052 and the market value of that underlying security was $255,030,257.	250,000,000
450,000,500	Repurchase agreement 4.30%, dated 1/31/2023 under which Metropolitan Life Insurance Co. will repurchase securities provided as collateral for $450,054,250 on 2/1/2023. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Treasury securities with various maturities to 8/15/2029 and the market value of those underlying securities was $459,294,600.	450,000,500
Semi-Annual Shareholder Report
9

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 8,000,000,000
Repurchase agreement 4.31%, dated 1/31/2023 under which
Fixed Income Clearing Corp. will repurchase securities provided as collateral for $8,000,957,778 on 2/1/2023. The securities provided as collateral at the end of the period held with J.P.
Morgan as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2049 and the market value of those underlying securities was $8,160,000,001.
		$ 8,000,000,000
	TOTAL REPURCHASE AGREEMENTS	91,367,452,825
	TOTAL INVESTMENT IN SECURITIES—96.2% (AT AMORTIZED COST)[3]	131,337,623,886
	OTHER ASSETS AND LIABILITIES - NET—3.8%[4]	5,250,890,655
	TOTAL NET ASSETS—100%	$136,588,514,541

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate(s) at time of purchase.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of January 31, 2023, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Select Shares1
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.012[2]	0.003	0.000[3]	0.012	0.012	0.003
Net realized gain (loss)	0.004	(0.000)[3]	0.000[3]	(0.001)	(0.000)[3]	0.000[3]
Total From Investment Operations	0.016	0.003	0.000[3]	0.011	0.012	0.003
Less Distributions:
Distributions from net investment income	(0.016)	(0.003)	(0.000)[3]	(0.011)	(0.012)	(0.003)
Distributions from net realized gain	—	—	—	(0.000)[3]	—	(0.000)[3]
Total Distributions	(0.016)	(0.003)	(0.000)[3]	(0.011)	(0.012)	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	1.61%	0.31%	0.02%	1.12%	1.23%	0.31%
Ratios to Average Net Assets:
Net expenses[5]	0.17%[6]	0.09%	0.11%	0.17%	1.15%	1.11%
Net investment income	2.43%[6]	0.25%	0.02%	0.74%	1.21%	0.24%
Expense waiver/reimbursement[7]	0.13%[6]	0.22%	0.20%	0.14%	0.13%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$124,675	$5,921,339	$8,073,883	$7,328,261	$3,307	$2,365

1	Effective August 1, 2019, the Class R Shares were re-designated as Select Shares.
2	Per share number has been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.016[1]	0.003	0.000[2]	0.011	0.021	0.013
Net realized gain (loss)	0.000[2]	(0.000)[2]	—	(0.000)[2]	(0.000)[2]	0.000[2]
Total From Investment Operations	0.016	0.003	0.000[2]	0.011	0.021	0.013
Less Distributions:
Distributions from net investment income	(0.016)	(0.003)	(0.000)[2]	(0.011)	(0.021)	(0.013)
Distributions from net realized gain	—	—	—	(0.000)[2]	—	(0.000)[2]
Total Distributions	(0.016)	(0.003)	(0.000)[2]	(0.011)	(0.021)	(0.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.59%	0.30%	0.02%	1.09%	2.17%	1.26%
Ratios to Average Net Assets:
Net expenses[4]	0.20%[5]	0.10%	0.10%	0.19%	0.19%	0.19%
Net investment income	3.13%[5]	0.28%	0.02%	0.97%	2.15%	1.24%
Expense waiver/ reimbursement[6]	0.13%[5]	0.23%	0.23%	0.15%	0.14%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$29,977,355	$31,227,810	$31,176,397	$29,928,127	$23,667,498	$23,308,693

1	Per share number has been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.015[1]	0.002	0.000[2]	0.009	0.019	0.010
Net realized gain (loss)	0.000[2]	(0.000)[2]	—	0.000[2]	(0.000)[2]	0.000[2]
Total From Investment Operations	0.015	0.002	0.000[2]	0.009	0.019	0.010
Less Distributions:
Distributions from net investment income	(0.015)	(0.002)	(0.000)[2]	(0.009)	(0.019)	(0.010)
Distributions from net realized gain	—	—	—	(0.000)[2]	—	(0.000)[2]
Total Distributions	(0.015)	(0.002)	(0.000)[2]	(0.009)	(0.019)	(0.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.48%	0.22%	0.02%	0.91%	1.94%	1.03%
Ratios to Average Net Assets:
Net expenses[4]	0.42%[5]	0.17%	0.11%	0.38%	0.42%	0.41%
Net investment income	2.93%[5]	0.19%	0.01%	0.83%	1.93%	1.02%
Expense waiver/ reimbursement[6]	0.13%[5]	0.38%	0.43%	0.17%	0.13%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,283,838	$10,082,923	$13,157,890	$12,300,069	$10,249,258	$7,828,028

1	Per share number has been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Administrative Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,				Period Ended 7/31/2018[1]
		2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.018[2]	0.046	0.024	0.009	0.019	0.009
Net realized gain (loss)	(0.003)	(0.044)	(0.024)	(0.000)[3]	(0.000)[3]	—
Total From Investment Operations	0.015	0.002	0.000[3]	0.009	0.019	0.009
Less Distributions:
Distributions from net investment income	(0.015)	(0.002)	(0.000)[3]	(0.009)	(0.019)	(0.009)
Distributions from net realized gain	—	—	—	(0.000)[3]	—	—
Total Distributions	(0.015)	(0.002)	(0.000)[3]	(0.009)	(0.019)	(0.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	1.46%	0.22%	0.02%	0.88%	1.90%	0.91%
Ratios to Average Net Assets:
Net expenses[5]	0.45%[6]	0.14%	0.19%	0.41%	0.45%	0.45%[6]
Net investment income	3.61%[6]	0.14%	0.01%	0.89%	1.97%	1.23%[6]
Expense waiver/reimbursement[7]	0.13%[6]	0.43%	0.39%	0.18%	0.13%	0.15%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,281	$78	$219	$253,981	$176,438	$12,413

1	Reflects operations for the period from September 28, 2017 (commencement of operations) to July 31, 2018.
2	Per share number has been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.013[1]	0.001	0.000[2]	0.006	0.015	0.006
Net realized gain (loss)	0.000[2]	(0.000)[2]	—	0.000[2]	(0.000)[2]	(0.000)[2]
Total From Investment Operations	0.013	0.001	0.000[2]	0.006	0.015	0.006
Less Distributions:
Distributions from net investment income	(0.013)	(0.001)	(0.000)[2]	(0.006)	(0.015)	(0.006)
Distributions from net realized gain	—	—	—	(0.000)[2]	—	(0.000)[2]
Total Distributions	(0.013)	(0.001)	(0.000)[2]	(0.006)	(0.015)	(0.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.27%	0.12%	0.02%	0.63%	1.51%	0.60%
Ratios to Average Net Assets:
Net expenses[4]	0.84%[5]	0.27%	0.11%	0.64%	0.84%	0.84%
Net investment income	2.50%[5]	0.11%	0.01%	0.61%	1.51%	0.60%
Expense waiver/reimbursement[6]	0.13%[5]	0.70%	0.86%	0.34%	0.13%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$594,241	$567,676	$625,477	$599,710	$534,565	$494,899

1	Per share number has been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.012[1]	0.001	0.000[2]	0.005	0.013	0.004
Net realized gain (loss)	0.000[2]	(0.000)[2]	—	0.000[2]	(0.000)[2]	(0.000)[2]
Total From Investment Operations	0.012	0.001	0.000[2]	0.005	0.013	0.004
Less Distributions:
Distributions from net investment income	(0.012)	(0.001)	(0.000)[2]	(0.005)	(0.013)	(0.004)
Distributions from net realized gain	—	—	—	(0.000)[2]	—	(0.000)[2]
Total Distributions	(0.012)	(0.001)	(0.000)[2]	(0.005)	(0.013)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.19%	0.10%	0.02%	0.54%	1.35%	0.39%
Ratios to Average Net Assets:
Net expenses[4]	0.99%[5]	0.26%	0.11%	0.71%	1.00%	1.05%
Net investment income	2.44%[5]	0.08%	0.01%	0.48%	1.35%	0.31%
Expense waiver/reimbursement[6]	0.18%[5]	0.93%	1.07%	0.47%	0.18%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$607,995	$307,895	$526,713	$349,935	$259,284	$96,724

1	Per share number has been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.015[1]	0.003	0.000[2]	0.010	0.020	0.011
Net realized gain (loss)	0.000[2]	(0.000)[2]	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total From Investment Operations	0.015	0.003	0.000[2]	0.010	0.020	0.011
Less Distributions:
Distributions from net investment income	(0.015)	(0.003)	(0.000)[2]	(0.010)	(0.020)	(0.011)
Distributions from net realized gain	—	—	—	(0.000)[2]	—	(0.000)[2]
Total Distributions	(0.015)	(0.003)	(0.000)[2]	(0.010)	(0.020)	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.54%	0.26%	0.02%	0.99%	2.05%	1.14%
Ratios to Average Net Assets:
Net expenses[4]	0.30%[5]	0.14%	0.12%	0.30%	0.30%	0.30%
Net investment income	3.05%[5]	0.24%	0.01%	0.94%	2.04%	1.15%
Expense waiver/reimbursement[6]	0.13%[5]	0.30%	0.32%	0.14%	0.13%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,469,267	$3,094,786	$3,044,642	$3,454,165	$3,399,696	$3,078,850

1	Per share number has been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.014[1]	0.002	0.000[2]	0.007	0.017	0.008
Net realized gain (loss)	(0.001)	(0.000)[2]	—	(0.000)[2]	(0.000)[2]	0.000[2]
Total From Investment Operations	0.013	0.002	0.000[2]	0.007	0.017	0.008
Less Distributions:
Distributions from net investment income	(0.013)	(0.002)	(0.000)[2]	(0.007)	(0.017)	(0.008)
Distributions from net realized gain	—	—	—	(0.000)[2]	—	(0.000)[2]
Total Distributions	(0.013)	(0.002)	(0.000)[2]	(0.007)	(0.017)	(0.008)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.35%	0.16%	0.02%	0.73%	1.67%	0.76%
Ratios to Average Net Assets:
Net expenses[4]	0.67%[5]	0.24%	0.12%	0.54%	0.69%	0.68%
Net investment income	2.72%[5]	0.13%	0.01%	0.66%	1.71%	0.74%
Expense waiver/reimbursement[6]	0.13%[5]	0.59%	0.71%	0.29%	0.13%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,464,203	$1,276,028	$2,658,370	$3,303,066	$2,472,153	$597,348

1	Per share number has been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.016[1]	0.003	0.000[2]	0.011	0.022	0.013
Net realized gain (loss)	0.000[2]	(0.000)[2]	—	0.000[2]	(0.000)[2]	(0.000)[2]
Total From Investment Operations	0.016	0.003	0.000[2]	0.011	0.022	0.013
Less Distributions:
Distributions from net investment income	(0.016)	(0.003)	(0.000)[2]	(0.011)	(0.022)	(0.013)
Distributions from net realized gain	—	—	—	(0.000)[2]	—	(0.000)[2]
Total Distributions	(0.016)	(0.003)	(0.000)[2]	(0.011)	(0.022)	(0.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.62%	0.31%	0.03%	1.14%	2.21%	1.29%
Ratios to Average Net Assets:
Net expenses[4]	0.15%[5]	0.09%	0.10%	0.15%	0.15%	0.15%
Net investment income	3.19%[5]	0.33%	0.02%	0.96%	2.20%	1.28%
Expense waiver/ reimbursement[6]	0.13%[5]	0.20%	0.18%	0.14%	0.13%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$82,035,120	$83,546,204	$69,590,226	$76,682,858	$42,873,211	$29,053,580

1	Per share number has been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,			Period Ended 7/31/2019[1]
		2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.017[2]	0.003	0.000[3]	0.011	0.012
Net realized gain (loss)	(0.001)	(0.000)[3]	—	0.000[3]	(0.000)[3]
Total From Investment Operations	0.016	0.003	0.000[3]	0.011	0.012
Less Distributions:
Distributions from net investment income	(0.016)	(0.003)	(0.000)[3]	(0.011)	(0.012)
Distributions from net realized gains	—	—	—	(0.000)[3]	—
Total Distributions	(0.016)	(0.003)	(0.000)[3]	(0.011)	(0.012)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	1.62%	0.31%	0.03%	1.14%	1.24%
Ratios to Average Net Assets:
Net expenses[5]	0.15%[6]	0.10%	0.11%	0.15%	0.15%[6]
Net investment income	3.38%[6]	0.54%	0.03%	0.81%	2.29%[6]
Expense waiver/reimbursement[7]	0.13%[6]	0.18%	0.17%	0.14%	0.13%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$5,887,238	$1,942,655	$571,121	$1,089	$356

1	Reflects operations for the period from January 18, 2019 (commencement of operations) to July 31, 2019.
2	Per share number has been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Financial Highlights–SDG Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Period Ended 7/31/2022[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.016[2]	0.003
Net realized gain (loss)	0.000[3]	(0.000)[3]
Total From Investment Operations	0.016	0.003
Less Distributions:
Distributions from net investment income	(0.016)	(0.003)
Net Asset Value, End of Period	$1.00	$1.00
Total Return[4]	1.62%	0.29%
Ratios to Average Net Assets:
Net expenses[5]	0.15%[6]	0.14%[6]
Net investment income	3.23%[6]	0.92%[6]
Expense waiver/reimbursement[7]	0.13%[6]	0.15%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,141,302	$496,384

1	Reflects operations for the period from March 30, 2022 (commencement of operations) to July 31, 2022.
2	Per share number has been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Statement of Assets and Liabilities
January 31, 2023 (unaudited)

Assets:
Investment in repurchase agreements	$91,367,452,825
Investment in securities	39,970,171,061
Investment in securities, at amortized cost	131,337,623,886
Cash	5,161,786,023
Income receivable	239,029,057
Receivable for shares sold	258,727,961
Total Assets	136,997,166,927
Liabilities:
Payable for shares redeemed	127,761,941
Income distribution payable	272,301,914
Payable for investment adviser fee (Note 4)	263,457
Payable for administrative fee (Note 4)	292,307
Payable for Directors’/Trustees’ fees (Note 4)	172,734
Payable for distribution services fee (Note 4)	767,258
Payable for other service fees (Notes 2 and 4)	5,131,394
Accrued expenses (Note 4)	1,961,381
Total Liabilities	408,652,386
Net assets for 136,637,053,684 shares outstanding	$136,588,514,541
Net Assets Consist of:
Paid-in capital	$136,637,231,294
Total distributable earnings (loss)	(48,716,753)
Total Net Assets	$136,588,514,541
Semi-Annual Shareholder Report
22

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Select Shares:
$124,674,920 ÷ 124,719,201 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$29,977,355,294 ÷ 29,987,981,721 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$10,283,837,999 ÷ 10,287,497,875 shares outstanding, no par value, unlimited shares authorized	$1.00
Administrative Shares:
$3,281,026 ÷ 3,282,193 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$594,240,978 ÷ 594,452,045 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$607,994,574 ÷ 608,210,559 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$3,469,266,917 ÷ 3,470,500,360 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$1,464,202,864 ÷ 1,464,723,398 shares outstanding, no par value, unlimited shares authorized	$1.00
Premier Shares:
$82,035,119,994 ÷ 82,064,301,800 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$5,887,237,742 ÷ 5,889,320,542 shares outstanding, no par value, unlimited shares authorized	$1.00
SDG Shares:
$2,141,302,233 ÷ 2,142,063,990 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
23

Statement of Operations
Six Months Ended January 31, 2023 (unaudited)

Investment Income:
Interest	$2,326,484,176
Expenses:
Investment adviser fee (Note 4)	139,653,304
Administrative fee (Note 4)	54,674,861
Custodian fees	1,937,023
Transfer agent fees (Note 2)	1,702,245
Directors’/Trustees’ fees (Note 4)	405,898
Auditing fees	13,290
Legal fees	5,240
Portfolio accounting fees	164,324
Distribution services fee (Note 4)	4,178,961
Other service fees (Notes 2 and 4)	26,055,864
Share registration costs	280,503
Printing and postage	505,944
Miscellaneous (Note 4)	273,479
TOTAL EXPENSES	229,850,936
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	(90,183,360)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(125,972)
TOTAL WAIVERS AND REIMBURSEMENTS	(90,309,332)
Net expenses	139,541,604
Net investment income	2,186,942,572
Net realized gain on investments	1,455,886
Change in net assets resulting from operations	$2,188,398,458
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2023	Year Ended 7/31/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$2,186,942,572	$379,295,869
Net realized gain (loss)	1,455,886	(50,482,982)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,188,398,458	328,812,887
Distributions to Shareholders:
Select Shares	(31,509,629)	(19,758,181)
Institutional Shares	(471,180,747)	(88,014,519)
Service Shares	(150,615,902)	(22,610,113)
Administrative Shares	(19,386)	(254)
Cash II Shares	(7,132,489)	(689,048)
Cash Series Shares	(6,124,672)	(314,780)
Capital Shares	(56,233,900)	(8,282,207)
Trust Shares	(18,182,301)	(3,682,995)
Premier Shares	(1,361,102,273)	(232,988,258)
Advisor Shares	(70,319,064)	(4,070,279)
SDG Shares[1]	(14,215,909)	(1,726,104)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,186,636,272)	(382,136,738)
Share Transactions:
Proceeds from sale of shares	501,423,518,105	858,728,766,875
Net asset value of shares issued to shareholders in payment of distributions declared	951,188,100	160,712,048
Cost of shares redeemed	(504,251,732,251)	(849,797,315,713)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,877,026,046)	9,092,163,210
Change in net assets	(1,875,263,860)	9,038,839,359
Net Assets:
Beginning of period	138,463,778,401	129,424,939,042
End of period	$136,588,514,541	$138,463,778,401

1	The Fund’s SDG Shares commenced operations on March 30, 2022.
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Government Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers eleven classes of shares: Select Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares, Advisor Shares and SDG Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
The Fund’s SDG Shares commenced operations on March 30, 2022.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
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The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and
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Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursement of $90,309,332 is disclosed in various locations in this Note 2 and Note 4.
Transfer Agent Fees
For the six months ended January 31, 2023, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Select Shares	$7,335	$—
Institutional Shares	93,319	—
Service Shares	824,216	—
Administrative Shares	3	—
Cash II Shares	255,287	—
Cash Series Shares	96,014	—
Capital Shares	11,458	—
Trust Shares	134,237	—
Premier Shares	264,529	(550)
Advisor Shares	13,138	(4)
SDG Shares	2,709	—
TOTAL	$1,702,245	$(554)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Select Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares and Advisor Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may
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voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Select Shares	$179,838
Institutional Shares	7,269,508
Service Shares	12,857,441
Administrative Shares	270
Cash II Shares	705,985
Cash Series Shares	627,092
Capital Shares	2,741,109
Trust Shares	1,674,621
TOTAL	$26,055,864
For the six months ended January 31, 2023, the Fund’s Premier Shares and Advisor Shares did not incur other service fees; however they may begin to incur this fee upon approval of the Trustees.
Federal Income Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	1,832,733,677	$1,832,733,677	13,629,752,471	$13,629,752,471
Shares issued to shareholders in payment of distributions declared	1,610,133	1,610,133	441,651	441,651
Shares redeemed	(7,633,115,486)	(7,633,115,486)	(15,780,397,892)	(15,780,397,892)
NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	(5,798,771,676)	$(5,798,771,676)	(2,150,203,770)	$(2,150,203,770)
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	113,345,798,236	$113,345,798,236	224,829,179,654	$224,829,179,654
Shares issued to shareholders in payment of distributions declared	163,921,501	163,921,501	31,988,578	31,988,578
Shares redeemed	(114,760,881,768)	(114,760,881,768)	(224,797,693,663)	(224,797,693,663)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,251,162,031)	$(1,251,162,031)	63,474,569	$63,474,569
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	14,297,013,568	$14,297,013,568	27,391,276,505	$27,391,276,505
Shares issued to shareholders in payment of distributions declared	66,122,191	66,122,191	9,246,109	9,246,109
Shares redeemed	(14,162,223,986)	(14,162,223,986)	(30,471,519,424)	(30,471,519,424)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	200,911,773	$200,911,773	(3,070,996,810)	$(3,070,996,810)
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	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Administrative Shares:	Shares	Amount	Shares	Amount
Shares sold	4,244,151	$4,244,151	860,627	$860,627
Shares issued to shareholders in payment of distributions declared	12,026	12,026	169	169
Shares redeemed	(1,052,189)	(1,052,189)	(1,001,455)	(1,001,455)
NET CHANGE RESULTING FROM ADMINISTRATIVE SHARE TRANSACTIONS	3,203,988	$3,203,988	(140,659)	$(140,659)
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	249,249,765	$249,249,765	384,359,199	$384,359,199
Shares issued to shareholders in payment of distributions declared	7,000,295	7,000,295	677,732	677,732
Shares redeemed	(229,680,636)	(229,680,636)	(442,616,478)	(442,616,478)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	26,569,424	$26,569,424	(57,579,547)	$(57,579,547)
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	1,915,781,647	$1,915,781,647	1,250,402,484	$1,250,402,484
Shares issued to shareholders in payment of distributions declared	6,076,227	6,076,227	314,098	314,098
Shares redeemed	(1,621,654,162)	(1,621,654,162)	(1,469,410,905)	(1,469,410,905)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	300,203,712	$300,203,712	(218,694,323)	$(218,694,323)
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	14,594,166,263	$14,594,166,263	11,576,723,757	$11,576,723,757
Shares issued to shareholders in payment of distributions declared	40,887,355	40,887,355	5,965,112	5,965,112
Shares redeemed	(14,260,475,901)	(14,260,475,901)	(11,531,336,929)	(11,531,336,929)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	374,577,717	$374,577,717	51,351,940	$51,351,940
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	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	2,818,112,763	$2,818,112,763	4,116,626,629	$4,116,626,629
Shares issued to shareholders in payment of distributions declared	10,684,848	10,684,848	2,947,861	2,947,861
Shares redeemed	(2,640,565,359)	(2,640,565,359)	(5,501,391,334)	(5,501,391,334)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	188,232,252	$188,232,252	(1,381,816,844)	$(1,381,816,844)
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	322,525,017,341	$322,525,017,341	566,602,630,504	$566,602,630,504
Shares issued to shareholders in payment of distributions declared	583,542,310	583,542,310	103,686,462	103,686,462
Shares redeemed	(324,620,807,767)	(324,620,807,767)	(552,718,368,752)	(552,718,368,752)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	(1,512,248,116)	$(1,512,248,116)	13,987,948,214	$13,987,948,214
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	8,284,251,391	$8,284,251,391	2,274,388,161	$2,274,388,161
Shares issued to shareholders in payment of distributions declared	62,898,927	62,898,927	3,940,957	3,940,957
Shares redeemed	(4,401,193,195)	(4,401,193,195)	(906,072,880)	(906,072,880)
NET CHANGE RESULTING FROM ADVISOR SHARES TRANSACTIONS	3,945,957,123	$3,945,957,123	1,372,256,238	$1,372,256,238
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	Six Months Ended 1/31/2023		Period Ended 7/31/2022[1]
SDG Shares:	Shares	Amount	Shares	Amount
Shares sold	21,557,149,303	$21,557,149,303	6,672,566,884	$6,672,566,884
Shares issued to shareholders in payment of distributions declared	8,432,287	8,432,287	1,503,319	1,503,319
Shares redeemed	(19,920,081,802)	(19,920,081,802)	(6,177,506,001)	(6,177,506,001)
NET CHANGE RESULTING FROM SDG SHARE TRANSACTIONS	1,645,499,788	$1,645,499,788	496,564,202	$496,564,202
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,877,026,046)	$(1,877,026,046)	9,092,163,210	$9,092,163,210

1	Reflects operations for the period from March 30, 2022 (commencement of operations) to July 31, 2022.
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Fund’s Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Fund’s Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2023, the Fund’s Adviser voluntarily waived $90,183,360 of its fee and voluntarily reimbursed $554 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Administrative Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Administrative Shares	0.25%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2023, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Administrative Shares	$1,352	$—
Cash II Shares	997,966	—
Cash Series Shares	1,505,022	(125,418)
Trust Shares	1,674,621	—
TOTAL	$4,178,961	$(125,418)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2023, FSC retained $179,232 of fees paid by the Fund.
Other Service Fees
For the six months ended January 31, 2023, FSSC received $333,802 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Fund’s Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Select Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares, Advisor Shares and SDG Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.17%, 0.20%, 0.45%, 0.45%, 0.85%, 1.05%, 0.30%, 0.70%, 0.15%, 0.15% and 0.15% (the “Fee Limit”), respectively, up to but not including
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the later of (the “Termination Date”): (a) October 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Fund’s Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Fund’s Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2023, there were no outstanding loans. During the six months ended January 31, 2023, the program was not utilized.
6. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
7. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health
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crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
8. SUBSEQUENT EVENT
On February 16, 2023 the Trustees approved changes to the expense structure of the Fund’s Administrative Shares (“ADM Shares”). These changes are anticipated to become effective during the second quarter of 2023. Currently, the ADM Shares incur and pay other service fees up to 0.05%. Effective during the second quarter, the ADM Shares may incur and pay other service fees up to 0.25% of average net assets.

In addition, the Fund’s ADM Shares currently has a 12b-1 Fee that permits the Fund’s ADM Shares to incur and pay 0.25% of the average net assets of the ADM Shares. The Rule 12b-1 Fee for the Fund’s ADM Shares is being reduced from 0.25% to 0.10% of average net assets. However, the Fund’s ADM Shares will only incur and pay 0.05% of the reduced 12b-1 Fee. The remaining 0.05% of the reduced fee will not be incurred or paid until such time as approved by the Trustees.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2022 to January 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2022	Ending Account Value 1/31/2023	Expenses Paid During Period[1]
Actual:
Select Shares	$1,000	$1,016.10	$0.86
Institutional Shares	$1,000	$1,015.90	$1.02
Service Shares	$1,000	$1,014.80	$2.13
Administrative Shares	$1,000	$1,014.60	$2.29
Cash II Shares	$1,000	$1,012.70	$4.26
Cash Series Shares	$1,000	$1,011.90	$5.02
Capital Shares	$1,000	$1,015.40	$1.52
Trust Shares	$1,000	$1,013.50	$3.40
Premier Shares	$1,000	$1,016.20	$0.76
Advisor Shares	$1,000	$1,016.20	$0.76
SDG Shares	$1,000	$1,016.20	$0.76
Hypothetical (assuming a 5% return before expenses):
Select Shares	$1,000	$1,024.35	$0.87
Institutional Shares	$1,000	$1,024.20	$1.02
Service Shares	$1,000	$1,023.09	$2.14
Administrative Shares	$1,000	$1,022.94	$2.29
Cash II Shares	$1,000	$1,020.97	$4.28
Cash Series Shares	$1,000	$1,020.21	$5.04
Capital Shares	$1,000	$1,023.69	$1.53
Trust Shares	$1,000	$1,021.83	$3.41
Premier Shares	$1,000	$1,024.45	$0.77
Advisor Shares	$1,000	$1,024.45	$0.77
SDG Shares	$1,000	$1,024.45	$0.77

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Select Shares	0.17%
Institutional Shares	0.20%
Service Shares	0.42%
Administrative Shares	0.45%
Cash II Shares	0.84%
Cash Series Shares	0.99%
Capital Shares	0.30%
Trust Shares	0.67%
Premier Shares	0.15%
Advisor Shares	0.15%
SDG Shares	0.15%
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Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Government Obligations Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were
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provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2021, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund
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shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
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Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated
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Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes Government Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919478
CUSIP 60934N104
CUSIP 60934N807
CUSIP 608919395
CUSIP 608919676
CUSIP 608919684
CUSIP 608919809
CUSIP 60934N153
CUSIP 608919718
CUSIP 608919437
CUSIP 31423R104
Q450196 (3/23)
© 2023 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2023

Share Class | Ticker	Automated | GOAXX	Institutional | GOTXX	Service | GTSXX

Federated Hermes Government Obligations Tax-Managed Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2022 through January 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Treasury Securities	48.9%
U.S. Government Agency Securities	53.4%
Other Assets and Liabilities—Net[2]	(2.3)%
TOTAL	100%
At January 31, 2023, the Fund’s effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	46.1%
8-30 Days	22.9%
31-90 Days	27.2%
91-180 Days	3.9%
181 Days or more	2.2%
Other Assets and Liabilities—Net[2]	(2.3)%
TOTAL	100%
1
See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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1

Portfolio of Investments
January 31, 2023 (unaudited)
Principal Amount			Value
		U.S. TREASURY—48.9%
$29,000,000		United States Treasury Bill, 3.020%, 6/15/2023	$28,674,008
50,000,000		United States Treasury Bill, 3.955%, 10/5/2023	48,648,708
26,000,000		United States Treasury Bill, 4.200%, 2/7/2023	25,981,800
75,000,000		United States Treasury Bill, 4.270%, 3/16/2023	74,617,479
50,000,000		United States Treasury Bill, 4.285%, 3/2/2023	49,827,410
200,000,000		United States Treasury Bill, 4.400%, 3/28/2023	198,655,556
100,000,000		United States Treasury Bill, 4.410%, 4/6/2023	99,216,000
200,000,000		United States Treasury Bill, 4.425%, 4/25/2023	197,959,583
100,000,000		United States Treasury Bill, 4.430%, 3/7/2023	99,581,611
25,000,000		United States Treasury Bill, 4.430%, 4/4/2023	24,809,264
100,000,000		United States Treasury Bill, 4.560%, 4/13/2023	99,100,666
100,000,000		United States Treasury Bill, 4.570%, 5/9/2023	98,768,639
81,650,000		United States Treasury Bill, 4.575%, 4/27/2023	80,768,010
185,000,000		United States Treasury Bills, 3.020% - 4.220%, 2/16/2023	184,717,208
169,000,000		United States Treasury Bills, 3.890% - 4.370%, 2/14/2023	168,741,108
200,000,000		United States Treasury Bills, 4.140% - 4.480%, 2/21/2023	199,521,111
150,000,000		United States Treasury Bills, 4.180% - 4.500%, 2/28/2023	149,517,750
354,000,000		United States Treasury Bills, 4.300% - 4.465%, 3/14/2023	352,214,689
350,000,000		United States Treasury Bills, 4.320% - 4.520%, 3/21/2023	347,944,000
201,000,000		United States Treasury Bills, 4.420% - 4.490%, 2/23/2023	200,450,660
240,000,000		United States Treasury Bills, 4.440% - 4.525%, 3/9/2023	238,920,910
35,000,000	[1]	United States Treasury Floating Rate Notes, 4.573% (91-day T-Bill -0.075%), 2/7/2023	34,999,998
42,000,000	[1]	United States Treasury Floating Rate Notes, 4.633% (91-day T-Bill -0.015%), 2/7/2023	42,008,787
10,000,000	[1]	United States Treasury Floating Rate Notes, 4.677% (91-day T-Bill +0.029%), 2/7/2023	10,010,400
120,000,000	[1]	United States Treasury Floating Rate Notes, 4.682% (91-day T-Bill +0.034%), 2/7/2023	120,000,782
100,000,000	[1]	United States Treasury Floating Rate Notes, 4.685% (91-day T-Bill +0.037%), 2/7/2023	99,982,364
25,750,000	[1]	United States Treasury Floating Rate Notes, 4.788% (91-day T-Bill +0.140%), 2/7/2023	25,714,644
25,700,000	[1]	United States Treasury Floating Rate Notes, 4.848% (91-day T-Bill +0.200%), 2/7/2023	25,700,000
10,000,000		United States Treasury Note, 2.500%, 3/31/2023	10,013,569
		TOTAL U.S. TREASURY	3,337,066,714
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Principal Amount			Value
		GOVERNMENT AGENCIES—53.4%
$174,560,000	[2]	Federal Farm Credit System Discount Notes, 2.110% - 4.700%, 2/15/2023 - 11/6/2023	$172,123,556
75,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.310% (SOFR +0.010%), 2/1/2023	75,000,000
71,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.325% (SOFR +0.025%), 2/1/2023	71,000,000
11,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.327% (SOFR +0.027%), 2/1/2023	10,999,066
25,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.330% (SOFR +0.030%), 2/1/2023	25,000,000
70,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.335% (SOFR +0.035%), 2/1/2023	70,000,000
69,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.340% (SOFR +0.040%), 2/1/2023	69,001,613
35,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.345% (SOFR +0.045%), 2/1/2023	34,999,722
13,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.355% (SOFR +0.055%), 2/1/2023	13,000,000
20,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.360% (SOFR +0.060%), 2/1/2023	20,000,000
5,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.365% (SOFR +0.065%), 2/1/2023	4,999,824
9,500,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.375% (SOFR +0.075%), 2/1/2023	9,499,464
15,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.400% (SOFR +0.100%), 2/1/2023	15,000,000
5,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.420% (SOFR +0.120%), 2/1/2023	5,002,664
20,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.430% (SOFR +0.130%), 2/1/2023	20,000,000
2,230,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.435% (SOFR +0.135%), 2/1/2023	2,231,206
10,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.470% (SOFR +0.170%), 2/1/2023	10,000,000
15,000,000		Federal Farm Credit System Notes, 4.125%, 10/17/2023	14,994,832
448,451,000	[2]	Federal Home Loan Bank System Discount Notes, 4.200% - 4.370%, 2/1/2023 - 2/24/2023	447,746,927
50,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.310% (SOFR +0.010%), 2/1/2023	50,000,000
700,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.320% (SOFR +0.020%), 2/1/2023	700,000,000
100,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.325% (SOFR +0.025%), 2/1/2023	100,000,000
405,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.330% (SOFR +0.030%), 2/1/2023	405,000,000
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Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$14,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.335% (SOFR +0.035%), 2/1/2023	$14,000,000
450,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.340% (SOFR +0.040%), 2/1/2023 - 2/3/2023	450,000,000
15,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.345% (SOFR +0.045%), 2/1/2023	15,000,000
270,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.350% (SOFR +0.050%), 2/1/2023	270,000,000
85,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.355% (SOFR +0.055%), 2/1/2023	85,000,000
125,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.360% (SOFR +0.060%), 2/1/2023	125,000,000
50,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.365% (SOFR +0.065%), 2/1/2023	50,000,000
146,750,000		Federal Home Loan Bank System, 2.000% - 5.000%, 2/13/2023 - 2/20/2024	146,741,907
150,000,000	[2]	Tennessee Valley Authority Discount Notes, 4.400%, 2/15/2023	149,743,333
		TOTAL GOVERNMENT AGENCIES	3,651,084,114
		TOTAL INVESTMENT IN SECURITIES—102.3% (AT AMORTIZED COST)[3]	6,988,150,828
		OTHER ASSETS AND LIABILITIES - NET—(2.3)%[4]	(155,093,574)
		TOTAL NET ASSETS—100%	$6,833,057,254
1
Floating/variable note with current rate and current maturity or next reset date shown.
2
Discount rate at time of purchase.
3
Also represents cost of investments for federal tax purposes.
4
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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4

In valuing the Fund’s assets as of January 31, 2023, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) is used throughout this portfolio:
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.014	0.001	0.000[1]	0.008	0.018	0.009
Net realized gain (loss)	(0.000)[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.014	0.001	0.000[1]	0.008	0.018	0.009
Less Distributions:
Distributions from net investment income	(0.014)	(0.001)	(0.000)[1]	(0.008)	(0.018)	(0.009)
Distributions from net realized gain	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.014)	(0.001)	(0.000)[1]	(0.008)	(0.018)	(0.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.39%	0.14%	0.01%	0.83%	1.81%	0.93%
Ratios to Average Net Assets:
Net expenses[3]	0.53%[4]	0.23%	0.10%	0.47%[5]	0.52%[5]	0.51%[5]
Net investment income	2.77%[4]	0.15%	0.02%	0.84%	1.79%	0.93%
Expense waiver/reimbursement[6]	0.09%[4]	0.39%	0.52%	0.15%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$201,443	$192,603	$141,092	$154,561	$182,939	$176,028
1
Represents less than $0.001.
2
Based on net asset value. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.47%, 0.52% and 0.51% for the years ended July 31, 2020, 2019 and 2018, respectively, after taking into account these expense reductions.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.015	0.002	0.000[1]	0.011	0.021	0.012
Net realized gain (loss)	(0.000)[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.015	0.002	0.000[1]	0.011	0.021	0.012
Less Distributions:
Distributions from net investment income	(0.015)	(0.002)	(0.000)[1]	(0.011)	(0.021)	(0.012)
Distributions from net realized gain	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.015)	(0.002)	(0.000)[1]	(0.011)	(0.021)	(0.012)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.55%	0.23%	0.01%	1.10%	2.13%	1.23%
Ratios to Average Net Assets:
Net expenses[3]	0.20%[4]	0.12%	0.10%	0.20%[5]	0.20%[5]	0.20%[5]
Net investment income	3.07%[4]	0.21%	0.02%	0.95%	2.11%	1.21%
Expense waiver/reimbursement[6]	0.09%[4]	0.17%	0.19%	0.09%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,006,751	$3,507,901	$3,805,176	$4,366,142	$3,019,468	$2,739,607
1
Represents less than $0.001.
2
Based on net asset value. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.20%, 0.20% and 0.20% for the years ended July 31, 2020, 2019 and 2018, respectively, after taking into account these expense reductions.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.014	0.002	0.000[1]	0.009	0.019	0.010
Net realized gain (loss)	(0.000)[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.014	0.002	0.000[1]	0.009	0.019	0.010
Less Distributions:
Distributions from net investment income	(0.014)	(0.002)	(0.000)[1]	(0.009)	(0.019)	(0.010)
Distributions from net realized gain	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.014)	(0.002)	(0.000)[1]	(0.009)	(0.019)	(0.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.42%	0.16%	0.01%	0.89%	1.88%	0.98%
Ratios to Average Net Assets:
Net expenses[3]	0.45%[4]	0.19%	0.10%	0.41%[5]	0.45%[5]	0.45%[5]
Net investment income	2.76%[4]	0.15%	0.02%	0.86%	1.86%	0.96%
Expense waiver/reimbursement[6]	0.09%[4]	0.34%	0.43%	0.13%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,624,863	$2,883,277	$2,825,555	$2,950,794	$2,698,641	$2,651,637
1
Represents less than $0.001.
2
Based on net asset value. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.41%, 0.45% and 0.45% for the years ended July 31, 2020, 2019 and 2018, respectively, after taking into account these expense reductions.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Assets and Liabilities
January 31, 2023 (unaudited)

Assets:
Investment in securities, at amortized cost and fair value		$6,988,150,828
Cash		2,194,325
Income receivable		12,510,919
Receivable for shares sold		959,185
TOTAL ASSETS		7,003,815,257
Liabilities:
Payable for investments purchased	$150,000,000
Income distribution payable	18,363,690
Payable for shares redeemed	1,493,674
Payable for other service fees (Notes 2 and 4)	605,190
Payable for investment adviser fee (Note 4)	22,463
Payable for administrative fee (Note 4)	14,063
Payable for Directors’/Trustees’ fees (Note 4)	6,873
Accrued expenses (Note 4)	252,050
TOTAL LIABILITIES		170,758,003
Net assets for 6,833,524,704 shares outstanding		$6,833,057,254
Net Assets Consists of:
Paid-in capital		$6,833,534,079
Total distributable earnings (loss)		(476,825)
TOTAL NET ASSETS		$6,833,057,254
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$201,443,494 ÷ 201,456,628 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$4,006,750,975 ÷ 4,007,028,661 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$2,624,862,785 ÷ 2,625,039,415 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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9

Statement of Operations
Six Months Ended January 31, 2023 (unaudited)

Investment Income:
Interest		$106,575,223
Expenses:
Investment adviser fee (Note 4)	$6,562,833
Administrative fee (Note 4)	2,569,974
Custodian fees	103,945
Transfer agent fees (Note 2)	96,504
Directors’/Trustees’ fees (Note 4)	19,713
Auditing fees	12,683
Legal fees	5,347
Other service fees (Notes 2 and 4)	3,510,623
Portfolio accounting fees	91,851
Share registration costs	54,857
Printing and postage	21,367
Miscellaneous (Note 4)	48,932
TOTAL EXPENSES	13,098,629
Waiver of investment adviser fee (Note 4)	(2,796,904)
Net expenses		10,301,725
Net investment income		96,273,498
Net realized loss on investments		(407,146)
Change in net assets resulting from operations		$95,866,352
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2023	Year Ended 7/31/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$96,273,498	$12,437,059
Net realized loss	(407,146)	(64,848)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	95,866,352	12,372,211
Distributions to Shareholders:
Automated Shares	(2,542,806)	(247,878)
Institutional Shares	(57,469,870)	(8,114,259)
Service Shares	(36,260,822)	(4,561,767)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(96,273,498)	(12,923,904)
Share Transactions:
Proceeds from sale of shares	10,592,541,087	15,309,584,999
Net asset value of shares issued to shareholders in payment of distributions declared	20,234,438	2,588,694
Cost of shares redeemed	(10,363,092,856)	(15,499,663,571)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	249,682,669	(187,489,878)
Change in net assets	249,275,523	(188,041,571)
Net Assets:
Beginning of period	6,583,781,731	6,771,823,302
End of period	$6,833,057,254	$6,583,781,731
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Notes to Financial Statements
January 31, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Automated Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
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Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $2,796,904 is disclosed in Note 4. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended January 31, 2023, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Automated Shares	$68,302
Institutional Shares	16,617
Service Shares	11,585
TOTAL	$96,504
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$229,258
Service Shares	3,281,365
TOTAL	$3,510,623
For the six months ended January 31, 2023, the Fund’s Institutional Shares did not incur other service fees; however, it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	150,682,081	$150,682,081	265,079,347	$265,079,347
Shares issued to shareholders in payment of distributions declared	2,421,365	2,421,365	236,937	236,937
Shares redeemed	(144,251,755)	(144,251,755)	(213,792,818)	(213,792,818)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	8,851,691	$8,851,691	51,523,466	$51,523,466

	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,697,047,959	$7,697,047,959	10,486,533,291	$10,486,533,291
Shares issued to shareholders in payment of distributions declared	15,524,573	15,524,573	2,115,195	2,115,195
Shares redeemed	(7,213,476,708)	(7,213,476,708)	(10,785,612,159)	(10,785,612,159)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	499,095,824	$499,095,824	(296,963,673)	$(296,963,673)

	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,744,811,047	$2,744,811,047	4,557,972,361	$4,557,972,361
Shares issued to shareholders in payment of distributions declared	2,288,500	2,288,500	236,562	236,562
Shares redeemed	(3,005,364,393)	(3,005,364,393)	(4,500,258,594)	(4,500,258,594)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(258,264,846)	$(258,264,846)	57,950,329	$57,950,329
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	249,682,669	$249,682,669	(187,489,878)	$(187,489,878)
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4. Investment adviser fee and other transactions with affiliates
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2023, the Adviser voluntarily waived $2,796,904 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Automated Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.55%, 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Other Service Fees
For the six months ended January 31, 2023, FSSC received $7,308 of the other service fees disclosed in Note 2.
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Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2023, there were no outstanding loans. During the six months ended January 31, 2023, the program was not utilized.
6. Indemnifications
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
7. Other Matters
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition,
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governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2022 to January 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2022	Ending Account Value 1/31/2023	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,013.90	$2.69
Institutional Shares	$1,000	$1,015.50	$1.02
Service Shares	$1,000	$1,014.20	$2.28
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.53	$2.70
Institutional Shares	$1,000	$1,024.20	$1.02
Service Shares	$1,000	$1,022.94	$2.29
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Automated Shares	0.53%
Institutional Shares	0.20%
Service Shares	0.45%
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Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were
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provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2021, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund
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shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
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Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated
Semi-Annual Shareholder Report
28

Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Semi-Annual Shareholder Report
29

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
32

Federated Hermes Government Obligations Tax-Managed Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919494
CUSIP 60934N856
CUSIP 60934N849
38172 (3/23)
© 2023 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2023

Share Class | Ticker	Institutional | GOTXX

Federated Hermes Government Obligations Tax-Managed Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2022 through January 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Treasury Securities	48.9%
U.S. Government Agency Securities	53.4%
Other Assets and Liabilities—Net[2]	(2.3)%
TOTAL	100%
At January 31, 2023, the Fund’s effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	46.1%
8-30 Days	22.9%
31-90 Days	27.2%
91-180 Days	3.9%
181 Days or more	2.2%
Other Assets and Liabilities—Net[2]	(2.3)%
TOTAL	100%
1
See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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1

Portfolio of Investments
January 31, 2023 (unaudited)
Principal Amount			Value
		U.S. TREASURY—48.9%
$29,000,000		United States Treasury Bill, 3.020%, 6/15/2023	$28,674,008
50,000,000		United States Treasury Bill, 3.955%, 10/5/2023	48,648,708
26,000,000		United States Treasury Bill, 4.200%, 2/7/2023	25,981,800
75,000,000		United States Treasury Bill, 4.270%, 3/16/2023	74,617,479
50,000,000		United States Treasury Bill, 4.285%, 3/2/2023	49,827,410
200,000,000		United States Treasury Bill, 4.400%, 3/28/2023	198,655,556
100,000,000		United States Treasury Bill, 4.410%, 4/6/2023	99,216,000
200,000,000		United States Treasury Bill, 4.425%, 4/25/2023	197,959,583
100,000,000		United States Treasury Bill, 4.430%, 3/7/2023	99,581,611
25,000,000		United States Treasury Bill, 4.430%, 4/4/2023	24,809,264
100,000,000		United States Treasury Bill, 4.560%, 4/13/2023	99,100,666
100,000,000		United States Treasury Bill, 4.570%, 5/9/2023	98,768,639
81,650,000		United States Treasury Bill, 4.575%, 4/27/2023	80,768,010
185,000,000		United States Treasury Bills, 3.020% - 4.220%, 2/16/2023	184,717,208
169,000,000		United States Treasury Bills, 3.890% - 4.370%, 2/14/2023	168,741,108
200,000,000		United States Treasury Bills, 4.140% - 4.480%, 2/21/2023	199,521,111
150,000,000		United States Treasury Bills, 4.180% - 4.500%, 2/28/2023	149,517,750
354,000,000		United States Treasury Bills, 4.300% - 4.465%, 3/14/2023	352,214,689
350,000,000		United States Treasury Bills, 4.320% - 4.520%, 3/21/2023	347,944,000
201,000,000		United States Treasury Bills, 4.420% - 4.490%, 2/23/2023	200,450,660
240,000,000		United States Treasury Bills, 4.440% - 4.525%, 3/9/2023	238,920,910
35,000,000	[1]	United States Treasury Floating Rate Notes, 4.573% (91-day T-Bill -0.075%), 2/7/2023	34,999,998
42,000,000	[1]	United States Treasury Floating Rate Notes, 4.633% (91-day T-Bill -0.015%), 2/7/2023	42,008,787
10,000,000	[1]	United States Treasury Floating Rate Notes, 4.677% (91-day T-Bill +0.029%), 2/7/2023	10,010,400
120,000,000	[1]	United States Treasury Floating Rate Notes, 4.682% (91-day T-Bill +0.034%), 2/7/2023	120,000,782
100,000,000	[1]	United States Treasury Floating Rate Notes, 4.685% (91-day T-Bill +0.037%), 2/7/2023	99,982,364
25,750,000	[1]	United States Treasury Floating Rate Notes, 4.788% (91-day T-Bill +0.140%), 2/7/2023	25,714,644
25,700,000	[1]	United States Treasury Floating Rate Notes, 4.848% (91-day T-Bill +0.200%), 2/7/2023	25,700,000
10,000,000		United States Treasury Note, 2.500%, 3/31/2023	10,013,569
		TOTAL U.S. TREASURY	3,337,066,714
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2

Principal Amount			Value
		GOVERNMENT AGENCIES—53.4%
$174,560,000	[2]	Federal Farm Credit System Discount Notes, 2.110% - 4.700%, 2/15/2023 - 11/6/2023	$172,123,556
75,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.310% (SOFR +0.010%), 2/1/2023	75,000,000
71,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.325% (SOFR +0.025%), 2/1/2023	71,000,000
11,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.327% (SOFR +0.027%), 2/1/2023	10,999,066
25,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.330% (SOFR +0.030%), 2/1/2023	25,000,000
70,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.335% (SOFR +0.035%), 2/1/2023	70,000,000
69,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.340% (SOFR +0.040%), 2/1/2023	69,001,613
35,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.345% (SOFR +0.045%), 2/1/2023	34,999,722
13,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.355% (SOFR +0.055%), 2/1/2023	13,000,000
20,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.360% (SOFR +0.060%), 2/1/2023	20,000,000
5,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.365% (SOFR +0.065%), 2/1/2023	4,999,824
9,500,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.375% (SOFR +0.075%), 2/1/2023	9,499,464
15,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.400% (SOFR +0.100%), 2/1/2023	15,000,000
5,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.420% (SOFR +0.120%), 2/1/2023	5,002,664
20,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.430% (SOFR +0.130%), 2/1/2023	20,000,000
2,230,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.435% (SOFR +0.135%), 2/1/2023	2,231,206
10,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.470% (SOFR +0.170%), 2/1/2023	10,000,000
15,000,000		Federal Farm Credit System Notes, 4.125%, 10/17/2023	14,994,832
448,451,000	[2]	Federal Home Loan Bank System Discount Notes, 4.200% - 4.370%, 2/1/2023 - 2/24/2023	447,746,927
50,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.310% (SOFR +0.010%), 2/1/2023	50,000,000
700,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.320% (SOFR +0.020%), 2/1/2023	700,000,000
100,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.325% (SOFR +0.025%), 2/1/2023	100,000,000
405,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.330% (SOFR +0.030%), 2/1/2023	405,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$14,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.335% (SOFR +0.035%), 2/1/2023	$14,000,000
450,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.340% (SOFR +0.040%), 2/1/2023 - 2/3/2023	450,000,000
15,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.345% (SOFR +0.045%), 2/1/2023	15,000,000
270,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.350% (SOFR +0.050%), 2/1/2023	270,000,000
85,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.355% (SOFR +0.055%), 2/1/2023	85,000,000
125,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.360% (SOFR +0.060%), 2/1/2023	125,000,000
50,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.365% (SOFR +0.065%), 2/1/2023	50,000,000
146,750,000		Federal Home Loan Bank System, 2.000% - 5.000%, 2/13/2023 - 2/20/2024	146,741,907
150,000,000	[2]	Tennessee Valley Authority Discount Notes, 4.400%, 2/15/2023	149,743,333
		TOTAL GOVERNMENT AGENCIES	3,651,084,114
		TOTAL INVESTMENT IN SECURITIES—102.3% (AT AMORTIZED COST)[3]	6,988,150,828
		OTHER ASSETS AND LIABILITIES - NET—(2.3)%[4]	(155,093,574)
		TOTAL NET ASSETS—100%	$6,833,057,254
1
Floating/variable note with current rate and current maturity or next reset date shown.
2
Discount rate at time of purchase.
3
Also represents cost of investments for federal tax purposes.
4
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
4

In valuing the Fund’s assets as of January 31, 2023, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) is used throughout this portfolio:
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.015	0.002	0.000[1]	0.011	0.021	0.012
Net realized gain (loss)	(0.000)[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.015	0.002	0.000[1]	0.011	0.021	0.012
Less Distributions:
Distributions from net investment income	(0.015)	(0.002)	(0.000)[1]	(0.011)	(0.021)	(0.012)
Distributions from net realized gain	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.015)	(0.002)	(0.000)[1]	(0.011)	(0.021)	(0.012)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.55%	0.23%	0.01%	1.10%	2.13%	1.23%
Ratios to Average Net Assets:
Net expenses[3]	0.20%[4]	0.12%	0.10%	0.20%[5]	0.20%[5]	0.20%[5]
Net investment income	3.07%[4]	0.21%	0.02%	0.95%	2.11%	1.21%
Expense waiver/reimbursement[6]	0.09%[4]	0.17%	0.19%	0.09%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,006,751	$3,507,901	$3,805,176	$4,366,142	$3,019,468	$2,739,607
1
Represents less than $0.001.
2
Based on net asset value. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.20%, 0.20% and 0.20% for the years ended July 31, 2020, 2019 and 2018, respectively, after taking into account these expense reductions.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
The financial highlights of the Automated Shares and Service Shares are presented separately.
Semi-Annual Shareholder Report
6

Statement of Assets and Liabilities
January 31, 2023 (unaudited)

Assets:
Investment in securities, at amortized cost and fair value		$6,988,150,828
Cash		2,194,325
Income receivable		12,510,919
Receivable for shares sold		959,185
TOTAL ASSETS		7,003,815,257
Liabilities:
Payable for investments purchased	$150,000,000
Income distribution payable	18,363,690
Payable for shares redeemed	1,493,674
Payable for other service fees (Notes 2 and 4)	605,190
Payable for investment adviser fee (Note 4)	22,463
Payable for administrative fee (Note 4)	14,063
Payable for Directors’/Trustees’ fees (Note 4)	6,873
Accrued expenses (Note 4)	252,050
TOTAL LIABILITIES		170,758,003
Net assets for 6,833,524,704 shares outstanding		$6,833,057,254
Net Assets Consists of:
Paid-in capital		$6,833,534,079
Total distributable earnings (loss)		(476,825)
TOTAL NET ASSETS		$6,833,057,254
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$201,443,494 ÷ 201,456,628 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$4,006,750,975 ÷ 4,007,028,661 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$2,624,862,785 ÷ 2,625,039,415 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Statement of Operations
Six Months Ended January 31, 2023 (unaudited)

Investment Income:
Interest		$106,575,223
Expenses:
Investment adviser fee (Note 4)	$6,562,833
Administrative fee (Note 4)	2,569,974
Custodian fees	103,945
Transfer agent fees (Note 2)	96,504
Directors’/Trustees’ fees (Note 4)	19,713
Auditing fees	12,683
Legal fees	5,347
Other service fees (Notes 2 and 4)	3,510,623
Portfolio accounting fees	91,851
Share registration costs	54,857
Printing and postage	21,367
Miscellaneous (Note 4)	48,932
TOTAL EXPENSES	13,098,629
Waiver of investment adviser fee (Note 4)	(2,796,904)
Net expenses		10,301,725
Net investment income		96,273,498
Net realized loss on investments		(407,146)
Change in net assets resulting from operations		$95,866,352
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2023	Year Ended 7/31/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$96,273,498	$12,437,059
Net realized loss	(407,146)	(64,848)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	95,866,352	12,372,211
Distributions to Shareholders:
Automated Shares	(2,542,806)	(247,878)
Institutional Shares	(57,469,870)	(8,114,259)
Service Shares	(36,260,822)	(4,561,767)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(96,273,498)	(12,923,904)
Share Transactions:
Proceeds from sale of shares	10,592,541,087	15,309,584,999
Net asset value of shares issued to shareholders in payment of distributions declared	20,234,438	2,588,694
Cost of shares redeemed	(10,363,092,856)	(15,499,663,571)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	249,682,669	(187,489,878)
Change in net assets	249,275,523	(188,041,571)
Net Assets:
Beginning of period	6,583,781,731	6,771,823,302
End of period	$6,833,057,254	$6,583,781,731
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Notes to Financial Statements
January 31, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Automated Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
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Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $2,796,904 is disclosed in Note 4. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended January 31, 2023, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Automated Shares	$68,302
Institutional Shares	16,617
Service Shares	11,585
TOTAL	$96,504
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$229,258
Service Shares	3,281,365
TOTAL	$3,510,623
For the six months ended January 31, 2023, the Fund’s Institutional Shares did not incur other service fees; however, it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	150,682,081	$150,682,081	265,079,347	$265,079,347
Shares issued to shareholders in payment of distributions declared	2,421,365	2,421,365	236,937	236,937
Shares redeemed	(144,251,755)	(144,251,755)	(213,792,818)	(213,792,818)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	8,851,691	$8,851,691	51,523,466	$51,523,466

	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,697,047,959	$7,697,047,959	10,486,533,291	$10,486,533,291
Shares issued to shareholders in payment of distributions declared	15,524,573	15,524,573	2,115,195	2,115,195
Shares redeemed	(7,213,476,708)	(7,213,476,708)	(10,785,612,159)	(10,785,612,159)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	499,095,824	$499,095,824	(296,963,673)	$(296,963,673)

	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,744,811,047	$2,744,811,047	4,557,972,361	$4,557,972,361
Shares issued to shareholders in payment of distributions declared	2,288,500	2,288,500	236,562	236,562
Shares redeemed	(3,005,364,393)	(3,005,364,393)	(4,500,258,594)	(4,500,258,594)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(258,264,846)	$(258,264,846)	57,950,329	$57,950,329
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	249,682,669	$249,682,669	(187,489,878)	$(187,489,878)
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4. Investment adviser fee and other transactions with affiliates
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2023, the Adviser voluntarily waived $2,796,904 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Automated Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.55%, 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Other Service Fees
For the six months ended January 31, 2023, FSSC received $7,308 of the other service fees disclosed in Note 2.
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Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2023, there were no outstanding loans. During the six months ended January 31, 2023, the program was not utilized.
6. Indemnifications
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
7. Other Matters
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition,
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governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2022 to January 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2022	Ending Account Value 1/31/2023	Expenses Paid During Period[1]
Actual:	$1,000	$1,015.50	$1.02
Hypothetical (assuming a 5% return before expenses):	$1,000	$1,024.20	$1.02
1
Expenses are equal to the Fund’s Institutional Shares annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were
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provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2021, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund
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shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Semi-Annual Shareholder Report
25

Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated
Semi-Annual Shareholder Report
26

Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Semi-Annual Shareholder Report
27

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report
28

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
29

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
30

Federated Hermes Government Obligations Tax-Managed Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N856
34481 (3/23)
© 2023 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2023

Share Class | Ticker	Institutional | MMPXX	Service | MMSXX	Capital | MMLXX
Eagle | MMMXX

Federated Hermes Institutional Money Market Management
Fund Established 1974

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2022 through January 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Instruments	41.2%
Bank Instruments	10.7%
Commercial Paper	11.3%
Other Repurchase Agreements and Repurchase Agreements	36.9%
Other Assets and Liabilities—Net[2]	(0.1)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At January 31, 2023, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	86.1%[2]
8-30 Days	1.8%
31-90 Days	4.8%
91-180 Days	5.2%
181 Days or more	2.2%
Other Assets and Liabilities—Net[3]	(0.1)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Overnight securities comprised 29.5% of the Fund’s portfolio.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2023 (unaudited)
Principal Amount			Value
	[1]	NOTES - VARIABLE— 41.2%
		Finance - Banking— 33.6%
$ 5,000,000		Australia & New Zealand Banking Group, Melbourne, 4.650% (SOFR +0.350%), 2/1/2023	$ 5,000,000
5,000,000		Australia & New Zealand Banking Group, Melbourne, 4.650% (SOFR +0.350%), 2/1/2023	4,999,999
5,000,000		Australia & New Zealand Banking Group, Melbourne, 4.680% (SOFR +0.380%), 2/1/2023	5,001,765
1,500,000		Bank of Montreal, 4.600% (SOFR +0.300%), 2/1/2023	1,500,000
5,000,000		Bank of Montreal, 4.860% (SOFR +0.560%), 2/1/2023	5,005,868
5,000,000		Bank of Montreal, 4.950% (SOFR +0.650%), 2/1/2023	5,000,000
10,000,000		Bank of Montreal, 5.000% (SOFR +0.700%), 2/1/2023	10,000,000
7,500,000		Bank of Nova Scotia, Toronto, 4.800% (SOFR +0.500%), 2/1/2023	7,506,431
1,500,000		Bank of Nova Scotia, Toronto, 4.850% (SOFR +0.550%), 2/1/2023	1,501,895
1,500,000		Bank of Nova Scotia, Toronto, 4.850% (SOFR +0.550%), 2/1/2023	1,501,878
10,000,000		Bank of Nova Scotia, Toronto, 4.900% (SOFR +0.600%), 2/1/2023	10,016,219
5,000,000		Bank of Nova Scotia, Toronto, 4.900% (SOFR +0.600%), 2/1/2023	5,007,133
4,000,000		Bank of Nova Scotia, Toronto, 4.900% (SOFR +0.600%), 2/1/2023	4,005,804
3,000,000		Bank of Nova Scotia, Toronto, 4.900% (SOFR +0.600%), 2/1/2023	3,005,188
7,500,000		Bank of Nova Scotia, Toronto, 4.960% (SOFR +0.660%), 2/1/2023	7,512,695
4,000,000		Bank of Nova Scotia, Toronto, 4.970% (SOFR +0.670%), 2/1/2023	4,007,126
5,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 4.630% (SOFR +0.330%), 2/1/2023	5,001,403
2,500,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 4.820% (SOFR +0.520%), 2/1/2023	2,500,000
15,000,000		Canadian Imperial Bank of Commerce, 4.800% (SOFR +0.500%), 2/1/2023	15,014,798
5,000,000		Canadian Imperial Bank of Commerce, 4.850% (SOFR +0.550%), 2/1/2023	5,007,029
20,000,000		Citibank N.A., New York, 4.720% (SOFR +0.420%), 2/1/2023	20,008,167
10,000,000		Citibank N.A., New York, 4.720% (SOFR +0.420%), 2/1/2023	10,004,071
10,000,000		Citibank N.A., New York, 4.770% (SOFR +0.470%), 2/1/2023	10,008,683
4,500,000		City Furniture, Inc., (Wells Fargo Bank, N.A. LOC), 4.530%, 2/2/2023	4,500,000
5,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 4.730% (SOFR +0.430%), 2/1/2023	5,003,089
7,500,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 4.750% (SOFR +0.450%), 2/1/2023	7,500,000
5,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.670% (SOFR +0.370%), 2/1/2023	5,000,000
5,000,000		Commonwealth Bank of Australia, 4.730% (SOFR +0.430%), 2/1/2023	5,000,000
5,000,000		Commonwealth Bank of Australia, 4.800% (SOFR +0.500%), 2/1/2023	5,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 5,000,000		Commonwealth Bank of Australia, 4.840% (SOFR +0.540%), 2/1/2023	$ 5,000,000
1,500,000		Mizuho Bank Ltd., 4.860% (SOFR +0.560%), 2/1/2023	1,500,000
2,500,000		MUFG Bank Ltd., 4.700% (SOFR +0.400%), 2/1/2023	2,500,865
7,500,000		MUFG Bank Ltd., 4.790% (SOFR +0.490%), 2/1/2023	7,500,074
2,500,000		MUFG Bank Ltd., 4.850% (SOFR +0.550%), 2/1/2023	2,500,000
10,000,000		National Australia Bank Ltd., Melbourne, 4.700% (SOFR +0.400%), 2/1/2023	10,000,000
5,000,000		National Australia Bank Ltd., Melbourne, 4.750% (SOFR +0.450%), 2/1/2023	5,004,112
10,000,000		National Australia Bank Ltd., Melbourne, 4.750% (SOFR +0.450%), 2/1/2023	10,000,000
5,000,000		National Australia Bank Ltd., Melbourne, 4.750% (SOFR +0.450%), 2/1/2023	5,004,526
2,500,000		National Australia Bank Ltd., Melbourne, 4.840% (SOFR +0.540%), 2/1/2023	2,502,572
2,500,000		National Australia Bank Ltd., Melbourne, 4.860% (SOFR +0.560%), 2/1/2023	2,503,895
5,000,000		Nordea Bank Abp, 4.540% (SOFR +0.240%), 2/1/2023	5,001,161
2,500,000		Nordea Bank Abp, 4.550% (SOFR +0.250%), 2/1/2023	2,500,160
10,000,000		Nordea Bank Abp, 4.740% (SOFR +0.440%), 2/1/2023	10,008,666
10,000,000		Ridgefield Funding Company, LLC Series A, (BNP Paribas SA COL), 4.700% (SOFR +0.400%), 2/1/2023	10,000,000
5,000,000		Ridgefield Funding Company, LLC Series A, (BNP Paribas SA COL), 4.750% (SOFR +0.450%), 2/1/2023	5,000,000
10,000,000		Royal Bank of Canada, 4.850% (SOFR +0.550%), 2/1/2023	10,008,966
10,000,000		Royal Bank of Canada, 5.050% (SOFR +0.750%), 2/1/2023	10,021,392
2,500,000		Royal Bank of Canada, New York Branch, 4.870% (SOFR +0.570%), 2/1/2023	2,504,239
5,000,000		Royal Bank of Canada, New York Branch, 4.880% (SOFR +0.580%), 2/1/2023	5,008,038
10,000,000		Sumitomo Mitsui Trust Bank Ltd., 4.740% (SOFR +0.440%), 2/1/2023	10,000,000
15,000,000		Svenska Handelsbanken, Stockholm, 4.650% (SOFR +0.350%), 2/1/2023	15,000,000
6,500,000		Taxable Tender Option Bond Trust 2021-MIZ9064TX, (Series 2021-MIZ9064TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 4.850%, 2/2/2023	6,500,000
14,223,753		Taxable Tender Option Bond Trust 2022-MIZ9015TX, (Series 2022-9015TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 4.590%, 2/1/2023	14,223,753
5,150,000		Taxable Tender Option Bond Trust 2022-MIZ9084TX, (Series 2022-MIZ-9084TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 4.850%, 2/2/2023	5,150,000
3,800,000		Taxable Tender Option Bond Trust 2022-MIZ9094TX, (Series 2022-MIZ9094TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 4.850%, 2/2/2023	3,800,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 2,000,000		Toronto Dominion Bank, 4.700% (SOFR +0.400%), 2/1/2023	$ 2,000,000
2,500,000		Toronto Dominion Bank, 4.880% (SOFR +0.580%), 2/1/2023	2,505,272
2,500,000		Toronto Dominion Bank, 4.880% (SOFR +0.580%), 2/1/2023	2,503,779
2,500,000		Westpac Banking Corp. Ltd., Sydney, 4.700% (SOFR +0.400%), 2/1/2023	2,501,418
12,500,000		Westpac Banking Corp. Ltd., Sydney, 4.800% (SOFR +0.500%), 2/1/2023	12,500,000
5,000,000		Westpac Banking Corp. Ltd., Sydney, 4.840% (SOFR +0.540%), 2/1/2023	5,006,306
2,500,000		Westpac Banking Corp. Ltd., Sydney, 4.840% (SOFR +0.540%), 2/1/2023	2,503,383
		TOTAL	378,381,818
		Finance - Retail— 4.2%
4,000,000		Chariot Funding LLC, 4.660% (SOFR +0.360%), 2/1/2023	4,000,000
10,000,000		Chariot Funding LLC, 4.850% (SOFR +0.550%), 2/1/2023	10,000,000
5,000,000		Fairway Finance Co. LLC, 4.700% (SOFR +0.400%), 2/1/2023	5,000,000
7,500,000		Old Line Funding, LLC, 4.700% (SOFR +0.400%), 2/1/2023	7,500,000
8,000,000		Old Line Funding, LLC, 4.750% (SOFR +0.450%), 2/1/2023	8,000,000
2,500,000		Old Line Funding, LLC, 4.760% (SOFR +0.460%), 2/1/2023	2,500,000
7,500,000		Old Line Funding, LLC, 4.800% (SOFR +0.500%), 2/1/2023	7,500,000
2,500,000		Old Line Funding, LLC, 4.820% (SOFR +0.520%), 2/1/2023	2,500,000
		TOTAL	47,000,000
		Government Agency— 3.4%
8,000,000		Archer 1 LLC, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/2/2023	8,000,000
30,000,000		HW Hellman Building, L.P., (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/2/2023	30,000,000
		TOTAL	38,000,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $463,173,821)	463,381,818
	[2]	COMMERCIAL PAPER— 11.3%
		Finance - Banking— 8.5%
5,000,000		Albion Capital LLC, (MUFG Bank Ltd. LIQ), 4.535%, 2/16/2023	4,990,583
48,500,000		Anglesea Funding LLC, 4.385% - 5.034%, 2/1/2023 - 7/19/2023	48,405,055
5,000,000		Bank of Montreal, 2.800%, 5/9/2023	4,974,034
2,000,000		Canadian Imperial Bank of Commerce, 2.069%, 3/20/2023	1,988,005
4,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.055%, 7/24/2023	3,904,609
5,000,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 4.823%, 5/5/2023	4,938,365
1,500,000		National Australia Bank Ltd., Melbourne, 3.843%, 6/15/2023	1,472,663
5,000,000		Royal Bank of Canada, 4.049%, 8/23/2023	4,861,393
15,000,000		Toronto Dominion Bank, 2.051% - 2.903%, 3/17/2023 - 5/31/2023	14,796,066
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[2]	COMMERCIAL PAPER— continued
		Finance - Banking— continued
$ 5,000,000		Victory Receivables Corp., (MUFG Bank Ltd. LIQ), 4.809%, 4/17/2023	$ 4,950,136
		TOTAL	95,280,909
		Finance - Retail— 0.6%
2,500,000		Fairway Finance Co. LLC, 5.043%, 7/24/2023	2,439,656
5,000,000		Thunder Bay Funding, LLC, 5.091%, 8/2/2023	4,874,622
		TOTAL	7,314,278
		Oil & Oil Finance— 0.9%
10,000,000		TotalEnergies Capital Canada Ltd., 4.351%, 2/3/2023	9,997,589
		Sovereign— 1.3%
10,000,000		BNG Bank N.V., 4.340%, 2/1/2023	10,000,000
5,000,000		Export Development Canada, (Canada, Government of SUB), 5.203%, 11/9/2023	4,804,861
		TOTAL	14,804,861
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $127,553,689)	127,397,637
		CERTIFICATES OF DEPOSIT— 5.8%
		Finance - Banking— 5.8%
7,500,000		Bank of Montreal, 2.850% - 5.470%, 5/24/2023 - 1/8/2024	7,496,926
19,500,000		Mizuho Bank Ltd., 4.360% - 4.810%, 2/1/2023 - 5/4/2023	19,500,302
17,500,000		Sumitomo Mitsui Trust Bank Ltd., 4.770% - 4.830%, 4/13/2023 - 5/16/2023	17,502,184
16,000,000		Toronto Dominion Bank, 2.800% - 4.070%, 5/5/2023 - 7/18/2023	15,915,478
5,000,000		Toronto Dominion Bank, 5.250%, 1/25/2024	5,000,435
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $65,499,945)	65,415,325
		TIME DEPOSIT— 4.9%
		Finance - Banking— 4.9%
55,000,000		ABN Amro Bank NV, 4.330%, 2/2/2023 (IDENTIFIED COST $55,000,000)	55,000,000
		OTHER REPURCHASE AGREEMENTS— 17.3%
		Finance - Banking— 17.3%
10,000,000		BMO Capital Markets Corp., 4.42%, dated 1/31/2023, interest in a $325,000,000 collateralized loan agreement will repurchase securities provided as collateral for $325,039,903 on 2/1/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and U.S. Government Agency securities with a market value of $331,540,701 have been received as collateral and held with BNY Mellon as tri-party agent.	10,000,000
Semi-Annual Shareholder Report
5

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 15,000,000
BNP Paribas S.A., 4.40%, dated 1/31/2023, interest in a $350,000,000 collateralized loan agreement will repurchase securities provided as collateral for $350,042,778 on 2/1/2023, in which asset-backed securities, corporate bonds, medium-term notes, U.S. Government
Agency securities and sovereign debt with a market value of
$358,110,649 have been received as collateral and held with BNY
Mellon as tri-party agent.
		$ 15,000,000
15,000,000	BofA Securities, Inc., 4.39%, dated 1/31/2023, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,009,146 on 2/03/2023, in which corporate bonds with a market value of $76,509,399 have been received as collateral and held with BNY Mellon as tri-party agent.	15,000,000
15,000,000	BofA Securities, Inc., 4.39%, dated 1/31/2023, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,009,146 on 2/03/2023, in which corporate bonds with a market value of $76,509,399 have been received as collateral and held with BNY Mellon as tri-party agent.	15,000,000
25,000,000	BofA Securities, Inc., 5.11%, dated 12/6/2022, interest in a $225,000,000 collateralized loan agreement will repurchase securities provided as collateral for $226,117,813 on 3/10/2023, in which asset-backed securities and collateralized mortgage obligations with a market value of $229,530,919 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
45,000,000	Credit Agricole S.A., 4.72%, dated 6/24/2022, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,275,333 on 2/10/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and sovereign debt with a market value of $306,126,468 have been received as collateral and held with BNY Mellon as tri-party agent.	45,000,000
5,000,000	HSBC Securities (USA), Inc., 4.52%, dated 1/31/2023, interest in a $5,000,000 collateralized loan agreement will repurchase securities provided as collateral for $5,000,628 on 2/1/2023, in which corporate bonds and medium-term notes with a market value of $5,100,443 have been received as collateral and held with BNY Mellon as tri-party agent.	5,000,000
25,000,000	J.P. Morgan Securities LLC, 4.82%, dated 1/23/2023, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $251,004,167 on 2/01/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign securities with a market value of $255,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
Semi-Annual Shareholder Report
6

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 15,000,000
Pershing LLC, 4.82%, dated 7/14/2022, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,281,167 on 2/10/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, common stocks, convertible bonds, certificates of deposit, exchange traded funds, medium-term notes, municipal bonds, mutual funds and sovereign debt with a market value of $306,038,845 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 15,000,000
24,000,000	Societe Generale, Paris, 4.47%, dated 1/31/2023, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,080,708 on 2/1/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $663,082,322 have been received as collateral and held with BNY Mellon as tri-party agent.	24,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $194,000,000)	194,000,000
	REPURCHASE AGREEMENTS— 19.6%
	Finance - Banking— 19.6%
50,000,000	Interest in $1,650,000,000 joint repurchase agreement 4.30%, dated 1/31/2023 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,650,197,083 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2053 and the market value of those underlying securities was $1,683,201,025.	50,000,000
170,824,000	Interest in $2,000,000,000 joint repurchase agreement 4.30%, dated 1/31/2023 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $2,000,238,889 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2052 and the market value of those underlying securities was $2,040,243,667.	170,824,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $220,824,000)	220,824,000
	TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $1,126,051,455)[3]	1,126,018,780
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[4]	(1,341,858)
	TOTAL NET ASSETS—100%	$1,124,676,922

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2023.
Semi-Annual Shareholder Report
7

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2023, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
GTD	—Guaranteed
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
SOFR	—Secured Overnight Financing Rate
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$0.9992	$0.9998	$1.0000	$0.9998	$0.9997	$1.0001
Income From Investment Operations:
Net investment income	0.0170	0.0036	0.0006	0.0141	0.0238	0.0157
Net realized and unrealized gain (loss)	0.0005	(0.0006)	(0.0002)	0.0002	0.0001	(0.0004)
Total From Investment Operations	0.0175	0.0030	0.0004	0.0143	0.0239	0.0153
Less Distributions:
Distributions from net investment income	(0.0170)	(0.0036)	(0.0006)	(0.0141)	(0.0238)	(0.0157)
Distributions from net realized gain	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]
Total Distributions	(0.0170)	(0.0036)	(0.0006)	(0.0141)	(0.0238)	(0.0157)
Net Asset Value, End of Period	$0.9997	$0.9992	$0.9998	$1.0000	$0.9998	$0.9997
Total Return[2]	1.76%	0.30%	0.04%	1.44%	2.42%	1.54%
Ratios to Average Net Assets:
Net expenses[3]	0.15%[4]	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	3.38%[4]	0.37%	0.07%	1.20%	2.39%	1.47%
Expense waiver/reimbursement[5]	0.17%[4]	0.18%	0.17%	0.21%	1.02%	0.81%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,120,063	$1,085,231	$1,033,664	$1,353,697	$66,410	$34,986

1	Represents less than $0.0001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$0.9991	$0.9998	$0.9999	$0.9997	$0.9997	$1.0001
Income From Investment Operations:
Net investment income	0.0208	0.0027	0.0001	0.0115	0.0213	0.0133
Net realized and unrealized gain (loss)	(0.0045)	(0.0008)	(0.0001)	0.0003	0.0000[1]	(0.0005)
Total From Investment Operations	0.0163	0.0019	0.0000[1]	0.0118	0.0213	0.0128
Less Distributions:
Distributions from net investment income	(0.0157)	(0.0026)	(0.0001)	(0.0116)	(0.0213)	(0.0132)
Distributions from net realized gain	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]
Total Distributions	(0.0157)	(0.0026)	(0.0001)	(0.0116)	(0.0213)	(0.0132)
Net Asset Value, End of Period	$0.9997	$0.9991	$0.9998	$0.9999	$0.9997	$0.9997
Total Return[2]	1.65%	0.19%	0.00%[3]	1.18%	2.15%	1.28%
Ratios to Average Net Assets:
Net expenses[4]	0.40%[5]	0.22%	0.20%	0.40%	0.40%	0.40%
Net investment income	2.70%[5]	0.17%	0.01%	0.98%	2.16%	1.25%
Expense waiver/reimbursement[6]	0.17%[5]	0.36%	0.38%	0.27%	1.02%	0.85%
Supplemental Data:
Net assets, end of period (000 omitted)	$20	$420	$1,138	$781	$560	$499

1	Represents less than $0.0001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$0.9992	$0.9998	$1.0000	$0.9998	$0.9997	$1.0001
Income From Investment Operations:
Net investment income	0.0165	0.0031	0.0002	0.0131	0.0228	0.0147
Net realized and unrealized gain (loss)	0.0005	(0.0006)	(0.0002)	0.0002	0.0001	(0.0004)
Total From Investment Operations	0.0170	0.0025	0.0000[1]	0.0133	0.0229	0.0143
Less Distributions:
Distributions from net investment income	(0.0165)	(0.0031)	(0.0002)	(0.0131)	(0.0228)	(0.0147)
Distributions from net realized gain	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]
Total Distributions	(0.0165)	(0.0031)	(0.0002)	(0.0131)	(0.0228)	(0.0147)
Net Asset Value, End of Period	$0.9997	$0.9992	$0.9998	$1.0000	$0.9998	$0.9997
Total Return[2]	1.71%	0.26%	0.00%[3]	1.33%	2.32%	1.44%
Ratios to Average Net Assets:
Net expenses[4]	0.25%[5]	0.19%	0.20%	0.25%	0.25%	0.25%
Net investment income	3.28%[5]	0.31%	0.02%	1.31%	2.28%	1.44%
Expense waiver/reimbursement[6]	0.17%[5]	0.24%	0.23%	0.28%	1.04%	0.86%
Supplemental Data:
Net assets, end of period (000 omitted)	$182	$179	$178	$181	$178	$174

1	Represents less than $0.0001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Eagle Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$0.9992	$0.9998	$1.0000	$0.9998	$0.9997	$1.0001
Income From Investment Operations:
Net investment income	0.0157	0.0026	0.0001	0.0122	0.0218	0.0137
Net realized and unrealized gain (loss)	0.0005	(0.0006)	(0.0002)	0.0001	0.0001	(0.0004)
Total From Investment Operations	0.0162	0.0020	(0.0001)	0.0123	0.0219	0.0133
Less Distributions:
Distributions from net investment income	(0.0157)	(0.0026)	(0.0001)	(0.0121)	(0.0218)	(0.0137)
Distributions from net realized gain	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]
Total Distributions	(0.0157)	(0.0026)	(0.0001)	(0.0121)	(0.0218)	(0.0137)
Net Asset Value, End of Period	$0.9997	$0.9992	$0.9998	$1.0000	$0.9998	$0.9997
Total Return[2]	1.64%	0.20%	(0.01)%	1.23%	2.21%	1.33%
Ratios to Average Net Assets:
Net expenses[3]	0.40%[4]	0.24%	0.20%	0.35%	0.35%	0.35%
Net investment income	3.12%[4]	0.24%	0.01%	1.21%	2.18%	1.32%
Expense waiver/reimbursement[5]	0.17%[4]	0.33%	0.37%	0.29%	1.04%	0.85%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,412	$4,550	$4,781	$4,918	$5,216	$6,275

1	Represents less than $0.0001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities
January 31, 2023 (unaudited)

Assets:
Investment in repurchase agreements and other repurchase agreements	$414,824,000
Investment in securities	711,194,780
Investment in securities, at value (identified cost $1,126,051,455)	1,126,018,780
Income receivable	2,568,820
Total Assets	1,128,587,600
Liabilities:
Payable to bank	3,469
Income distribution payable	3,846,399
Payable for investment adviser fee (Note 5)	1,036
Payable for administrative fee (Note 5)	2,412
Payable for Directors’/Trustees’ fees (Note 5)	1,285
Accrued expenses (Note 5)	56,077
Total Liabilities	3,910,678
Net assets for 1,125,031,374 shares outstanding	$1,124,676,922
Net Assets Consist of:
Paid-in capital	$1,124,709,961
Total distributable earnings (loss)	(33,039)
Total Net Assets	$1,124,676,922
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$1,120,063,085 ÷ 1,120,416,199 shares outstanding, no par value, unlimited shares authorized	$0.9997
Service Shares:
$20,095 ÷ 20,101 shares outstanding, no par value, unlimited shares authorized	$0.9997
Capital Shares:
$181,735 ÷ 181,794 shares outstanding, no par value, unlimited shares authorized	$0.9997
Eagle Shares:
$4,412,007 ÷ 4,413,280 shares outstanding, no par value, unlimited shares authorized	$0.9997
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Operations
Six Months Ended January 31, 2023 (unaudited)

Investment Income:
Interest	$19,525,093
Expenses:
Investment adviser fee (Note 5)	1,104,322
Administrative fee (Note 5)	432,726
Custodian fees	26,379
Transfer agent fees	11,972
Directors’/Trustees’ fees (Note 5)	3,543
Auditing fees	11,073
Legal fees	5,143
Portfolio accounting fees	98,720
Other service fees (Notes 2 and 5)	5,738
Share registration costs	47,239
Printing and postage	10,952
Miscellaneous (Note 5)	26,985
TOTAL EXPENSES	1,784,792
Waiver of investment adviser fee (Note 5)	(923,757)
Net expenses	861,035
Net investment income	18,664,058
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	804
Net change in unrealized depreciation of investments	555,015
Net realized and unrealized gain (loss) on investments	555,819
Change in net assets resulting from operations	$19,219,877
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2023	Year Ended 7/31/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$18,664,058	$3,952,061
Net realized gain (loss)	804	2,780
Net change in unrealized appreciation/depreciation	555,015	(674,073)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	19,219,877	3,280,768
Distributions to Shareholders:
Institutional Shares	(18,597,429)	(3,938,343)
Service Shares	(3,962)	(1,396)
Capital Shares	(2,973)	(562)
Eagle Shares	(66,164)	(11,262)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(18,670,528)	(3,951,563)
Share Transactions:
Proceeds from sale of shares	218,539,443	272,244,134
Net asset value of shares issued to shareholders in payment of distributions declared	905,112	148,948
Cost of shares redeemed	(185,696,925)	(221,103,337)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	33,747,630	51,289,745
Change in net assets	34,296,979	50,618,950
Net Assets:
Beginning of period	1,090,379,943	1,039,760,993
End of period	$1,124,676,922	$1,090,379,943
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Notes to Financial Statements
January 31, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Money Market Management (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Service Shares, Capital Shares and Eagle Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
◾
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the ”Adviser”).
◾
Fixed-income securities with remaining maturities of 60 days or less are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation
Semi-Annual Shareholder Report
16

determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in
Semi-Annual Shareholder Report
17

accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and
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Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $923,757 is disclosed in Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares, Capital Shares and Eagle Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended January 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$368
Capital Shares	90
Eagle Shares	5,280
TOTAL	$5,738
For the six months ended January 31, 2023, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax
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liabilities as income tax expense in the Statement of Operations. As of January 31, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	214,936,069	$214,798,696	263,484,507	$263,336,933
Shares issued to shareholders in payment of distributions declared	837,616	837,123	137,289	137,190
Shares redeemed	(181,471,480)	(181,350,868)	(211,358,360)	(211,239,946)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	34,302,205	$34,284,951	52,263,436	$52,234,177
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	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,021,334	$3,019,046	8,119,057	$8,114,658
Shares issued to shareholders in payment of distributions declared	311	311	52	52
Shares redeemed	(3,422,089)	(3,419,482)	(8,836,748)	(8,831,908)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(400,444)	$(400,125)	(717,639)	$(717,198)
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	2,973	2,970	562	562
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,973	$2,970	562	$562
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Eagle Shares:	Shares	Amount	Shares	Amount
Shares sold	722,095	$721,701	792,916	$792,543
Shares issued to shareholders in payment of distributions declared	64,746	64,708	11,152	11,144
Shares redeemed	(927,181)	(926,575)	(1,032,026)	(1,031,483)
NET CHANGE RESULTING FROM EAGLE SHARE TRANSACTIONS	(140,340)	$(140,166)	(227,958)	$(227,796)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	33,764,394	$33,747,630	51,318,401	$51,289,745
4. FEDERAL TAX INFORMATION
At January 31, 2023, the cost of investments for federal tax purposes was $1,126,051,455. The net unrealized depreciation of investments for federal tax purposes was $32,675. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $223,469 and unrealized depreciation from investments for those securities having an excess of cost over value of $256,144.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2023, the Adviser voluntarily waived $923,757 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee.
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended January 31, 2023, FSSC received $5,198 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Service Shares, Capital Shares and Eagle Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.15%, 0.40%, 0.25% and 0.40% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2023; or (b) the date of the Fund’s next
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effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2023, the Fund had no outstanding loans. During the six months ended January 31, 2023, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2023, there were no outstanding loans. During the six months ended January 31, 2023, the program was not utilized.
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9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2022 to January 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2022	Ending Account Value 1/31/2023	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,017.60	$0.76
Service Shares	$1,000	$1,016.50	$2.03
Capital Shares	$1,000	$1,017.10	$1.27
Eagle Shares	$1,000	$1,016.40	$2.03
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.45	$0.77
Service Shares	$1,000	$1,023.19	$2.04
Capital Shares	$1,000	$1,023.95	$1.28
Eagle Shares	$1,000	$1,023.19	$2.04

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.15%
Service Shares	0.40%
Capital Shares	0.25%
Eagle Shares	0.40%
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Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Institutional Money Market Management (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were
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provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the Performance Peer Group for the one-year period ended December 31, 2021. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are
Semi-Annual Shareholder Report
32

believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Semi-Annual Shareholder Report
33

Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated
Semi-Annual Shareholder Report
34

Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Semi-Annual Shareholder Report
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report
36

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
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You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
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Federated Hermes Institutional Money Market Management
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919775
CUSIP 608919742
CUSIP 608919759
CUSIP 60934N211
8080103 (3/23)
© 2023 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2023

Share Class | Ticker	Automated | PTAXX	R | PTRXX	Wealth | PCOXX
	Advisor | PCVXX	Service | PRCXX	Cash II | PCDXX
	Cash Series | PTSXX	Capital | PCCXX	Trust | PTTXX

Federated Hermes Prime Cash Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2022 through January 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Instruments	28.4%
Other Repurchase Agreements and Repurchase Agreements	26.1%
Bank Instruments	22.6%
Commercial Paper	12.7%
U.S. Treasury Securities	4.1%
Cash Equivalent[2]	3.9%
Other Assets and Liabilities—Net[3]	2.2%
TOTAL	100%

1
See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper includes commercial paper with interest rates that are fixed or that reset periodically.

2	Cash Equivalents include any investments in money market mutual funds.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At January 31, 2023, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days[2]	81.3%
8-30 Days	7.0%
31-90 Days	3.2%
91-180 Days	4.5%
181 Days or more	1.8%
Other Assets and Liabilities—Net[3]	2.2%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Overnight securities comprised 31.4% of the Fund’s portfolio.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2023 (unaudited)
Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE— 28.4%
		Aerospace/Auto— 0.2%
$ 75,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 4.670% (SOFR +0.370%), 2/1/2023	$ 75,000,000
		Finance - Banking— 24.6%
50,000,000		Australia & New Zealand Banking Group, Melbourne, 4.650% (SOFR +0.350%), 2/1/2023	50,000,000
150,000,000		Australia & New Zealand Banking Group, Melbourne, 4.650% (SOFR +0.350%), 2/1/2023	149,999,970
65,000,000		Australia & New Zealand Banking Group, Melbourne, 4.680% (SOFR +0.380%), 2/1/2023	65,000,000
73,500,000		Bank of Montreal, 4.600% (SOFR +0.300%), 2/1/2023	73,500,000
250,000,000		Bank of Montreal, 4.900% (SOFR +0.600%), 2/1/2023	250,000,000
85,000,000		Bank of Montreal, 4.950% (SOFR +0.650%), 2/1/2023	85,000,000
195,000,000		Bank of Montreal, 5.000% (SOFR +0.700%), 2/1/2023	195,000,000
20,000,000		Bank of Nova Scotia, Toronto, 4.550% (SOFR +0.250%), 2/1/2023	20,000,000
50,000,000		Bank of Nova Scotia, Toronto, 4.740% (SOFR +0.440%), 2/1/2023	50,000,000
206,000,000		Bank of Nova Scotia, Toronto, 4.800% (SOFR +0.500%), 2/1/2023	206,000,000
92,000,000		Bank of Nova Scotia, Toronto, 4.820% (SOFR +0.520%), 2/1/2023	92,050,036
20,000,000		Bank of Nova Scotia, Toronto, 4.830% (SOFR +0.530%), 2/1/2023	20,000,000
40,000,000		Bank of Nova Scotia, Toronto, 4.850% (SOFR +0.550%), 2/1/2023	40,000,000
65,000,000		Bank of Nova Scotia, Toronto, 4.850% (SOFR +0.550%), 2/1/2023	65,000,000
55,000,000		Bank of Nova Scotia, Toronto, 4.850% (SOFR +0.550%), 2/1/2023	55,000,000
150,000,000		Bank of Nova Scotia, Toronto, 4.850% (SOFR +0.550%), 2/1/2023	150,000,000
55,000,000		Bank of Nova Scotia, Toronto, 4.870% (SOFR +0.570%), 2/1/2023	54,999,896
46,500,000		Bank of Nova Scotia, Toronto, 4.900% (SOFR +0.600%), 2/1/2023	46,499,928
70,000,000		Bank of Nova Scotia, Toronto, 4.900% (SOFR +0.600%), 2/1/2023	70,000,000
86,000,000		Bank of Nova Scotia, Toronto, 4.900% (SOFR +0.600%), 2/1/2023	86,000,000
150,000,000		Bank of Nova Scotia, Toronto, 4.900% (SOFR +0.600%), 2/1/2023	150,000,000
135,000,000		Bank of Nova Scotia, Toronto, 4.900% (SOFR +0.600%), 2/1/2023	135,000,000
142,500,000		Bank of Nova Scotia, Toronto, 4.960% (SOFR +0.660%), 2/1/2023	142,500,000
73,300,000		Bank of Nova Scotia, Toronto, 4.970% (SOFR +0.670%), 2/1/2023	73,300,000
70,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 4.630% (SOFR +0.330%), 2/1/2023	70,000,000
72,500,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 4.820% (SOFR +0.520%), 2/1/2023	72,500,000
50,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 4.900% (SOFR +0.600%), 2/1/2023	50,000,000
249,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 4.910% (SOFR +0.610%), 2/1/2023	249,000,000
Semi-Annual Shareholder Report
2

Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 18,750,000		Canadian Imperial Bank of Commerce, 4.800% (SOFR +0.500%), 2/1/2023	$ 18,750,000
250,000,000		Canadian Imperial Bank of Commerce, 4.800% (SOFR +0.500%), 2/1/2023	250,000,000
80,000,000		Canadian Imperial Bank of Commerce, 4.850% (SOFR +0.550%), 2/1/2023	80,000,000
130,000,000		Citibank N.A., New York, 4.720% (SOFR +0.420%), 2/1/2023	130,000,000
300,000,000		Citibank N.A., New York, 4.720% (SOFR +0.420%), 2/1/2023	300,000,000
390,000,000		Citibank N.A., New York, 4.770% (SOFR +0.470%), 2/1/2023	390,000,000
191,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 4.710% (SOFR +0.410%), 2/1/2023	191,000,000
80,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 4.730% (SOFR +0.430%), 2/1/2023	80,000,000
60,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 4.750% (SOFR +0.450%), 2/1/2023	60,000,000
40,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.670% (SOFR +0.370%), 2/1/2023	40,000,000
60,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.800% (SOFR +0.500%), 2/1/2023	60,000,000
65,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.810% (SOFR +0.510%), 2/1/2023	65,000,000
45,000,000		Commonwealth Bank of Australia, 4.800% (SOFR +0.500%), 2/1/2023	45,000,000
39,000,000		Commonwealth Bank of Australia, 4.840% (SOFR +0.540%), 2/1/2023	39,000,000
745,000		Fiore Capital LLC, (Wells Fargo Bank, N.A. LOC), 4.450%, 2/2/2023	745,000
490,000		Gadsden, AL Airport Authority, Series 2004, (Wells Fargo Bank, N.A. LOC), 4.510%, 2/2/2023	490,000
145,000,000		Mizuho Bank Ltd., 4.860% (SOFR +0.560%), 2/1/2023	145,000,000
100,000,000		Mizuho Bank Ltd., 4.880% (SOFR +0.580%), 2/1/2023	100,000,000
355,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 4.430%, 2/2/2023	355,000
165,000,000		MUFG Bank Ltd., 4.700% (SOFR +0.400%), 2/1/2023	165,000,000
225,000,000		MUFG Bank Ltd., 4.850% (SOFR +0.550%), 2/1/2023	225,000,000
138,500,000		National Australia Bank Ltd., Melbourne, 4.700% (SOFR +0.400%), 2/1/2023	138,500,000
100,000,000		National Australia Bank Ltd., Melbourne, 4.750% (SOFR +0.450%), 2/1/2023	100,000,000
100,000,000		National Australia Bank Ltd., Melbourne, 4.750% (SOFR +0.450%), 2/1/2023	100,000,000
160,000,000		National Australia Bank Ltd., Melbourne, 4.750% (SOFR +0.450%), 2/1/2023	160,000,000
150,000,000		National Australia Bank Ltd., Melbourne, 4.750% (SOFR +0.450%), 2/1/2023	150,000,000
Semi-Annual Shareholder Report
3

Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 125,000,000		National Australia Bank Ltd., Melbourne, 4.840% (SOFR +0.540%), 2/1/2023	$ 125,000,000
300,000,000		National Australia Bank Ltd., Melbourne, 4.860% (SOFR +0.560%), 2/1/2023	300,000,000
245,000,000		Nordea Bank Abp, 4.540% (SOFR +0.240%), 2/1/2023	245,000,000
110,000,000		Nordea Bank Abp, 4.550% (SOFR +0.250%), 2/1/2023	110,000,000
300,000,000		Nordea Bank Abp, 4.740% (SOFR +0.440%), 2/1/2023	300,000,000
55,000,000		Nordea Bank Abp, 4.800% (SOFR +0.500%), 2/1/2023	55,000,000
19,670,000		Osprey Properties Limited Partnership, LLLP & Nighthawk Properties, LLC, Series 2008, (Wells Fargo Bank, N.A. LOC), 4.510%, 2/2/2023	19,670,000
29,435,000		Panel Rey S.A., Series 2016, (Citibank N.A., New York LOC), 4.400%, 2/2/2023	29,435,000
150,000,000	[2]	Ridgefield Funding Company, LLC Series A, (BNP Paribas SA COL), 4.700% (SOFR +0.400%), 2/1/2023	150,000,000
60,000,000		Ridgefield Funding Company, LLC Series A, (BNP Paribas SA COL), 4.750% (SOFR +0.450%), 2/1/2023	60,000,000
90,000,000		Royal Bank of Canada, 4.850% (SOFR +0.550%), 2/1/2023	90,000,000
200,000,000		Royal Bank of Canada, 5.050% (SOFR +0.750%), 2/1/2023	200,000,000
112,500,000		Royal Bank of Canada, New York Branch, 4.870% (SOFR +0.570%), 2/1/2023	112,500,000
165,000,000		Sumitomo Mitsui Trust Bank Ltd., 4.740% (SOFR +0.440%), 2/1/2023	165,000,000
250,000,000		Svenska Handelsbanken, Stockholm, 4.650% (SOFR +0.350%), 2/1/2023	250,000,000
100,000,000		Svenska Handelsbanken, Stockholm, 4.860% (SOFR +0.560%), 2/1/2023	100,000,000
121,508,630		Taxable Tender Option Bond Trust 2021-MIZ9060TX, (Series 2021-MIZ9060TX) VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.590%, 2/1/2023	121,508,630
118,000,000		Toronto Dominion Bank, 4.700% (SOFR +0.400%), 2/1/2023	118,000,000
130,000,000		Toronto Dominion Bank, 4.880% (SOFR +0.580%), 2/1/2023	130,000,000
170,000,000		Toronto Dominion Bank, 4.880% (SOFR +0.580%), 2/1/2023	170,000,000
200,000,000		Toronto Dominion Bank, 4.980% (SOFR +0.680%), 2/1/2023	200,100,162
14,000,000		Triborough Bridge & Tunnel Authority, NY, (Series E Taxable) Weekly VRDNs, (UBS AG LOC), 4.350%, 2/2/2023	14,000,000
65,000,000		Westpac Banking Corp. Ltd., Sydney, 4.700% (SOFR +0.400%), 2/1/2023	65,000,000
20,000,000		Westpac Banking Corp. Ltd., Sydney, 4.800% (SOFR +0.500%), 2/1/2023	20,000,000
250,000,000		Westpac Banking Corp. Ltd., Sydney, 4.800% (SOFR +0.500%), 2/1/2023	250,000,000
200,000,000		Westpac Banking Corp. Ltd., Sydney, 4.840% (SOFR +0.540%), 2/1/2023	200,000,000
Semi-Annual Shareholder Report
4

Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 25,000,000		Westpac Banking Corp. Ltd., Sydney, 4.840% (SOFR +0.540%), 2/1/2023	$ 24,999,998
		TOTAL	9,425,403,620
		Finance - Retail— 2.7%
85,000,000		Chariot Funding LLC, 4.660% (SOFR +0.360%), 2/1/2023	85,000,000
55,000,000		Chariot Funding LLC, 4.850% (SOFR +0.550%), 2/1/2023	55,000,000
100,000,000		Chariot Funding LLC, 4.880% (SOFR +0.580%), 2/1/2023	100,000,000
100,000,000		Chariot Funding LLC, 4.930% (SOFR +0.630%), 2/1/2023	100,000,000
50,000,000		Fairway Finance Co. LLC, 4.700% (SOFR +0.400%), 2/1/2023	50,000,000
50,000,000		Fairway Finance Co. LLC, 4.750% (SOFR +0.450%), 2/1/2023	50,000,000
50,000,000		Fairway Finance Co. LLC, 4.900% (SOFR +0.600%), 2/1/2023	50,000,000
40,000,000		Old Line Funding, LLC, 4.750% (SOFR +0.450%), 2/1/2023	40,000,000
50,000,000		Old Line Funding, LLC, 4.760% (SOFR +0.460%), 2/1/2023	50,000,000
100,000,000		Old Line Funding, LLC, 4.770% (SOFR +0.470%), 2/1/2023	100,000,000
50,000,000		Old Line Funding, LLC, 4.800% (SOFR +0.500%), 2/1/2023	50,000,000
57,500,000		Old Line Funding, LLC, 4.820% (SOFR +0.520%), 2/1/2023	57,500,000
15,000,000		Old Line Funding, LLC, 4.840% (SOFR +0.540%), 2/1/2023	15,000,000
25,000,000		Thunder Bay Funding, LLC, 4.730% (SOFR +0.430%), 2/1/2023	25,000,000
100,000,000		Thunder Bay Funding, LLC, 4.770% (SOFR +0.470%), 2/1/2023	100,000,000
100,000,000		Thunder Bay Funding, LLC, 4.870% (SOFR +0.570%), 2/1/2023	100,000,000
		TOTAL	1,027,500,000
		Government Agency— 0.9%
5,915,000		1320 W Jefferson LLC, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/1/2023	5,915,000
4,925,000		Andrew Long Irrevocable Family Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/2/2023	4,925,000
2,700,000		Archer 1 LLC, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/2/2023	2,700,000
2,100,000		BWF Forge TL Properties Owner LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/2/2023	2,100,000
1,555,000		CMR LLC, CMR LLC Project Series 2017, (Federal Home Loan Bank of Indianapolis LOC), 4.520%, 2/2/2023	1,555,000
5,420,000		Dennis Wesley Company, Inc., The Dennis Wesley Company, Inc. Project, (Federal Home Loan Bank of Indianapolis LOC), 4.400%, 2/2/2023	5,420,000
6,130,000		Frank Dale Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/2/2023	6,130,000
11,100,000		Ivy Row at South, LLC, (Federal Home Loan Bank of Atlanta LOC), 4.400%, 2/2/2023	11,100,000
13,645,000		Ivy Row at Southern Miss, LLC, (Federal Home Loan Bank of Atlanta LOC), 4.400%, 2/2/2023	13,645,000
Semi-Annual Shareholder Report
5

Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE— continued
		Government Agency— continued
$ 6,740,000		Mason Harrison Ratliff Enterprises, LLC, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/2/2023	$ 6,740,000
30,200,000		Mike P. Sturdivant, Sr. Family Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/2/2023	30,200,000
25,622,500		Naples SI, LLC, (Federal Home Loan Bank of Indianapolis LOC), 4.400%, 2/2/2023	25,622,500
35,960,000		Park Stanton Place LP, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/2/2023	35,960,000
6,215,000		Phenix City, AL Downtown Redevelopment Authority, Series 2013-A, (Federal Home Loan Bank of New York LOC), 4.400%, 2/2/2023	6,215,000
21,000,000		Pittsburg Fox Creek Associates L.P., Series 2011-A, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/2/2023	21,000,000
7,645,000		Plaza Fitzsimons Owner, LLC, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/1/2023	7,645,000
5,025,000		Public Finance Authority, Series 2015-A Ram Eufaula Hospitality, LLC, (Federal Home Loan Bank of New York LOC), 4.300%, 2/2/2023	5,025,000
6,000,000		Riverview Project, Series 2021, (Federal Home Loan Bank of Des Moines LOC), 4.400%, 2/2/2023	6,000,000
19,900,000		Rohnert Park 668, L.P., (Federal Home Loan Bank of San Francisco LOC), 4.813%, 2/2/2023	19,900,000
7,600,000		Sandy Jacobs Irrevocable Insurance Trust, Series 2019, (Federal Home Loan Bank of Des Moines LOC), 4.400%, 2/2/2023	7,600,000
22,065,000		Sendra Family Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/2/2023	22,065,000
11,260,000		Shawn R. Trapuzzano Irrevocable Insurance Trust, (Federal Home Loan Bank of Pittsburgh LOC), 4.400%, 2/2/2023	11,260,000
4,860,000		Spingola Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/2/2023	4,860,000
2,560,000		The J.G. Aguirre Master Trust, (Federal Home Loan Bank of Atlanta LOC), 4.400%, 2/2/2023	2,560,000
23,765,000		The Jacob Rosenstein Irrevocable Life Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 4.400%, 2/2/2023	23,765,000
4,150,000		The Mary Jane Beauregard Irrevocable Insurance Trust of 2017, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/1/2023	4,150,000
4,710,000		The Mulberry Family Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/2/2023	4,710,000
20,330,000		The Murray D. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 4.400%, 2/1/2023	20,330,000
20,945,000		The Ray L. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 4.400%, 2/1/2023	20,945,000
Semi-Annual Shareholder Report
6

Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE— continued
		Government Agency— continued
$ 16,400,000		Wingo Family Master Trust, (Federal Home Loan Bank of Des Moines LOC), 4.400%, 2/2/2023	$ 16,400,000
		TOTAL	356,442,500
		TOTAL NOTES - VARIABLE	10,884,346,120
		TIME DEPOSITS— 12.7%
		Finance - Banking— 12.7%
1,880,000,000		ABN Amro Bank NV, 4.330% - 4.510%, 2/1/2023 - 2/7/2023	1,880,000,000
1,375,000,000		Australia & New Zealand Banking Group, Melbourne, 4.320% - 4.360%, 2/1/2023 - 2/3/2023	1,375,000,000
200,000,000		Australia & New Zealand Banking Group, Melbourne, 4.320%, 2/1/2023	200,000,000
150,000,000		Cooperatieve Rabobank UA, 4.290%, 2/1/2023	150,000,000
200,000,000		Mizuho Bank Ltd., 4.320%, 2/1/2023	200,000,000
750,000,000		NRW.Bank, 4.450%, 2/6/2023	750,000,000
300,000,000		Toronto Dominion Bank, 4.460%, 2/6/2023	300,000,000
		TOTAL TIME DEPOSITS	4,855,000,000
	[3]	COMMERCIAL PAPER— 12.7%
		Finance - Banking— 7.1%
141,026,000		Albion Capital LLC, (MUFG Bank Ltd. LIQ), 4.536% - 4.588%, 2/13/2023 - 2/16/2023	140,803,296
1,116,500,000		Anglesea Funding LLC, 4.383% - 5.034%, 2/1/2023 - 7/19/2023	1,113,862,468
125,000,000		Bank of Montreal, 5.015%, 10/11/2023	125,000,000
140,000,000		Bennington Stark Capital Co., LLC, (Societe Generale, Paris LIQ), 4.427%, 2/7/2023	139,897,100
21,000,000		BPCE SA, 4.376%, 2/3/2023	20,994,925
150,000,000		Chesham Finance LLC Series III, (Societe Generale, Paris COL), 4.598%, 3/3/2023	149,427,500
175,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.055%, 7/24/2023	170,854,007
300,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 5.034%, 7/25/2023	292,880,500
175,000,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 4.823%, 5/5/2023	172,848,083
109,000,000		Great Bear Funding LLC, 4.354% - 4.375%, 2/1/2023 - 2/3/2023	108,976,075
65,000,000		National Australia Bank Ltd., Melbourne, 3.865%, 6/15/2023	64,099,967
83,000,000		Royal Bank of Canada, 4.049%, 8/23/2023	81,179,372
140,000,000		Victory Receivables Corp., (MUFG Bank Ltd. LIQ), 4.809%, 4/17/2023	138,614,583
		TOTAL	2,719,437,876
		Finance - Commercial— 0.1%
30,000,000		Atlantic Asset Securitization LLC, 4.310%, 2/1/2023	29,924,167
Semi-Annual Shareholder Report
7

Principal Amount or Shares			Value
	[3]	COMMERCIAL PAPER— continued
		Finance - Retail— 0.5%
$ 40,000,000		Fairway Finance Co. LLC, 5.043%, 7/24/2023	$ 39,054,267
145,000,000		Thunder Bay Funding, LLC, 5.091%, 8/2/2023	141,364,044
		TOTAL	180,418,311
		Oil & Oil Finance— 0.3%
125,000,000		TotalEnergies Capital Canada Ltd., 4.351%, 2/3/2023	124,969,861
		Sovereign— 4.7%
875,000,000		BNG Bank N.V., 4.314% - 4.553%, 2/1/2023 - 2/27/2023	873,572,035
70,000,000		Export Development Canada, (Canada, Government of SUB), 5.203%, 11/9/2023	67,268,056
850,000,000		Nederlandse Waterschapsbank NV, 4.360%, 2/3/2023	849,794,819
		TOTAL	1,790,634,910
		TOTAL COMMERCIAL PAPER	4,845,385,125
		CERTIFICATES OF DEPOSIT— 9.9%
		Finance - Banking— 9.9%
105,000,000		Bank of Montreal, 5.470%, 1/8/2024	105,000,000
1,175,000,000		Credit Agricole Corporate and Investment Bank, 4.310% - 4.490%, 2/1/2023 - 2/7/2023	1,175,000,000
1,041,000,000		Mizuho Bank Ltd., 4.360% - 4.810%, 2/1/2023 - 5/4/2023	1,041,000,000
1,089,750,000		Sumitomo Mitsui Trust Bank Ltd., 4.770% - 4.830%, 4/13/2023 - 5/17/2023	1,089,749,062
191,500,000		Toronto Dominion Bank, 3.010% - 4.070%, 6/7/2023 - 7/18/2023	191,500,000
175,000,000		Toronto Dominion Bank, 5.250%, 1/25/2024	175,000,000
		TOTAL CERTIFICATES OF DEPOSIT	3,777,249,062
		U.S. TREASURY— 4.1%
		U.S. Treasury Bills— 4.0%
1,520,000,000	[4]	United States Treasury Bill, 4.490%, 2/23/2023	1,515,829,289
		U.S. Treasury Notes— 0.1%
50,000,000	[1]	United States Treasury Floating Rate Notes, 4.682% (91-day T-Bill +0.034%), 2/7/2023	50,000,977
		TOTAL U.S. TREASURY	1,565,830,266
		OTHER REPURCHASE AGREEMENTS— 8.8%
		Finance - Banking— 8.8%
20,000,000		BMO Capital Markets Corp., 4.47%, dated 1/31/2023, interest in a $20,000,000 collateralized loan agreement will repurchase securities provided as collateral for $20,002,483 on 2/1/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and sovereign with a market value of $20,402,533 have been received as collateral and held with BNY Mellon as tri-party agent.	20,000,000
Semi-Annual Shareholder Report
8

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 315,000,000
BMO Capital Markets Corp., 4.42%, dated 1/31/2023, interest in a
$325,000,000 collateralized loan agreement will repurchase
securities provided as collateral for $325,039,903 on 2/1/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign with a market value of $331,540,701 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 315,000,000
25,000,000	BNP Paribas S.A., 4.40%, dated 1/31/2023, interest in a $350,000,000 collateralized loan agreement will repurchase securities provided as collateral for $350,042,778 on 2/1/2023, in which asset-backed securities, corporate bonds, medium-term notes, U.S. Government Agency securities and sovereign with a market value of $358,110,649 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
100,000,000	BNP Paribas S.A., 4.47%, dated 1/31/2023, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,012,417 on 2/1/2023, in which asset-backed securities and corporate bond with a market value of $102,012,845 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
130,000,000	Credit Agricole S.A., 4.72%, dated 6/24/2022, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,275,333 on 2/10/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and sovereign with a market value of $306,126,468 have been received as collateral and held with BNY Mellon as tri-party agent.	130,000,000
520,000,000	Credit Agricole S.A., 4.62%, dated 6/24/2022, interest in a $800,000,000 collateralized loan agreement will repurchase securities provided as collateral for $800,718,667 on 2/10/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign with a market value of $816,155,252 have been received as collateral and held with BNY Mellon as tri-party agent.	520,000,000
200,000,000	HSBC Securities (USA), Inc., 4.42%, dated 1/31/2023, interest in a $295,000,000 collateralized loan agreement will repurchase securities provided as collateral for $295,036,219 on 2/1/2023, in which collateralized mortgage obligation, corporate bonds and sovereign securities with a market value of $300,900,941 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
160,000,000	J.P. Morgan Securities LLC, 4.82%, dated 1/23/2023, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $251,004,167 on 2/1/2023, in which asset-backed securities, collateralized mortgage obligation, corporate bonds, medium-term notes and sovereign securities with a market value of $255,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	160,000,000
Semi-Annual Shareholder Report
9

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 50,000,000
Mizuho Securities USA, Inc., 4.42%, dated 1/31/2023, interest in a
$100,000,000 collateralized loan agreement will repurchase
securities provided as collateral for $100,012,278 on 2/1/2023, in which asset-backed securities and corporate bonds with a market value of $102,012,524 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 50,000,000
65,000,000	Mizuho Securities USA, Inc., 4.42%, dated 1/31/2023, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,012,278 on 2/1/2023, in which common stocks with a market value of $102,012,524 have been received as collateral and held with BNY Mellon as tri-party agent.	65,000,000
95,000,000	Mizuho Securities USA, Inc., 4.42%, dated 1/31/2023, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,012,278 on 2/1/2023, in which asset-backed securities and corporate bonds with a market value of $102,012,524 have been received as collateral and held with BNY Mellon as tri-party agent.	95,000,000
200,000,000	Mitsubishi UFG Securities Americas, Inc., 4.47%, dated 1/31/2023, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,037,250 on 2/1/2023, in which American depositary receipts, common stocks, corporate bonds, exchange traded funds and unit investment trust and municipal bonds with a market value of $306,038,896 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
150,000,000	Pershing LLC, 4.82%, dated 7/14/2022, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,281,167 on 2/10/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, common stocks, convertible bond, certificate of deposit, exchange traded funds, medium-term notes municipal bonds, mutual funds and sovereign with a market value of $306,038,845 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
225,000,000	Societe Generale, Paris, 4.38%, dated 1/31/2023, interest in a $350,000,000 collateralized loan agreement will repurchase securities provided as collateral for $350,042,583 on 2/1/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign with a market value of $357,246,293 have been received as collateral and held with BNY Mellon as tri-party agent.	225,000,000
320,000,000	Societe Generale, Paris, 4.47%, dated 1/31/2023, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,080,708 on 2/1/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and treasury note with a market value of $663,082,322 have been received as collateral and held with BNY Mellon as tri-party agent.	320,000,000
Semi-Annual Shareholder Report
10

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 100,000,000
Standard Chartered Bank, 4.44%, dated 1/30/2023, interest in a
$100,000,000 collateralized loan agreement will repurchase
securities provided as collateral for $100,037,000 on 2/2/2023, in which treasury bond and treasury notes with a market value of
$102,025,201 have been received as collateral and held with BNY
Mellon as tri-party agent.
		$ 100,000,000
150,000,000	Wells Fargo Securities LLC, 5.17%, dated 2/3/2022, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $151,960,292 on 2/1/2023, in which commercial paper and certificate of deposit with a market value of $153,505,368 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
150,000,000	Wells Fargo Securities LLC, 5.08%, dated 12/21/2022, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $151,905,000 on 3/21/2023, in which certificate of deposit with a market value of $153,906,781 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
175,000,000	Wells Fargo Securities LLC, 5.20%, dated 4/27/2021, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $177,275,000 on 3/21/2023, in which commercial paper with a market value of $178,628,918 have been received as collateral and held with BNY Mellon as tri-party agent.	175,000,000
220,000,000	Wells Fargo Securities LLC, 5.22%, dated 1/9/2023, interest in a $220,000,000 collateralized loan agreement will repurchase securities provided as collateral for $222,871,000 on 5/4/2023, in which convertible bonds and certificate of deposit with a market value of $225,141,206 have been received as collateral and held with BNY Mellon as tri-party agent.	220,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	3,370,000,000
	REPURCHASE AGREEMENTS— 17.3%
	Finance - Banking— 17.3%
5,500,000,000	Repurchase agreement 4.30%, dated 1/31/2023 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $5,500,656,944 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2040 and the market value of those underlying securities was $5,500,656,994.	5,500,000,000
51,316,000	Interest in $2,000,000,000 joint repurchase agreement 4.30%, dated 1/31/2023 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $2,000,238,889 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2052 and the market value of those underlying securities was $2,040,243,667.	51,316,000
Semi-Annual Shareholder Report
11

Principal Amount or Shares		Value
	REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 500,000,000
Interest in $1,650,000,000 joint repurchase agreement 4.30%, dated 1/31/2023 under which Mitsubishi UFJ Securities (USA), Inc.
will repurchase securities provided as collateral for $1,650,197,083 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were
U.S. Government Agency securities with various maturities to
2/1/2053 and the market value of those underlying securities was $1,683,201,025.
		$ 500,000,000
500,000,000	Interest in $1,800,000,000 joint repurchase agreement 4.30%, dated 1/31/2023 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,800,215,000 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2052 and the market value of those underlying securities was $1,836,219,336.	500,000,000
50,000,000	Interest in $150,000,000 joint repurchase agreement 4.38%, dated 1/31/2023 under which Standard Chartered Bank will repurchase securities provided as collateral for $150,018,250 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2053 and the market value of those underlying securities was $153,018,623.	50,000,000
	TOTAL REPURCHASE AGREEMENTS	6,601,316,000
	INVESTMENT COMPANIES— 3.9%
1,000,016,505	Federated Hermes Institutional Money Market Management, Institutional Shares, 4.42%[5]	999,713,001
500,317,389	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.41%[5]	500,320,089
	TOTAL INVESTMENT COMPANIES	1,500,033,090
	TOTAL INVESTMENT IN SECURITIES—97.8% (AT AMORTIZED COST)[6]	37,399,159,663
	OTHER ASSETS AND LIABILITIES - NET—2.2%[7]	845,725,673
	TOTAL NET ASSETS—100%	$38,244,885,336
Semi-Annual Shareholder Report
12

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2023, were as follows:
	Federated Hermes Institutional Money Market Management, Institutional Shares	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 7/31/2022	$999,713,001	$500,320,089	$1,500,033,090
Purchases at Cost	$—	$—	$—
Proceeds from Sales	$—	$—	$—
Change in Unrealized Appreciation/ Depreciation	$—	$—	$—
Net Realized Gain/(Loss)	$—	$—	$—
Value as of 1/31/2023	$999,713,001	$500,320,089	$1,500,033,090
Shares Held as of 1/31/2023	1,000,016,505	500,317,389	1,500,333,894
Dividend Income	$17,028,169	$8,455,463	$25,483,632

1
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or
(b) is subject to a contractual restriction on public sales. At January 31, 2023, these restricted securities amounted to $150,000,000, which represented 0.4% of total net assets.

3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Discount rate at time of purchase.
5	7-day net yield.
6	Also represents cost of investments for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
13

The following is a summary of the inputs used, as of January 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Notes - Variable	$—	$10,884,346,120	$—	$10,884,346,120
Time Deposits	—	4,855,000,000	—	4,855,000,000
Commercial Paper	—	4,845,385,125	—	4,845,385,125
Certificates of Deposit	—	3,777,249,062	—	3,777,249,062
U.S. Treasury	—	1,565,830,266	—	1,565,830,266
Other Repurchase Agreements	—	3,370,000,000	—	3,370,000,000
Repurchase Agreements	—	6,601,316,000	—	6,601,316,000
Investment Company	1,500,033,090	—	—	1,500,033,090
TOTAL SECURITIES	$1,500,033,090	$35,899,126,573	$—	$37,399,159,663

The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
GTD	—Guaranteed
IDB	—Industrial Development Bond
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
SOFR	—Secured Overnight Financing Rate
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.015	0.002	0.000[1]	0.010	0.020	0.012
Net realized gain (loss)	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]
Total From Investment Operations	0.015	0.002	0.000[1]	0.010	0.020	0.012
Less Distributions:
Distributions from net investment income	(0.015)	(0.002)	(0.000)[1]	(0.010)	(0.020)	(0.012)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.015)	(0.002)	(0.000)[1]	(0.010)	(0.020)	(0.012)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.52%	0.20%	0.01%	1.01%	2.03%	1.22%
Ratios to Average Net Assets:
Net expenses[3]	0.53%[4]	0.32%	0.23%	0.53%	0.54%	0.51%
Net investment income	3.04%[4]	0.18%	0.01%	1.01%	2.06%	1.21%
Expense waiver/reimbursement[5]	0.09%[4]	0.33%	0.41%	0.11%	0.10%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$885,930	$711,893	$1,034,830	$1,603,414	$1,678,950	$376,107

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.012	0.001	0.000[1]	0.006	0.014	0.006
Net realized gain (loss)	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.012	0.001	0.000[1]	0.006	0.014	0.006
Less Distributions:
Distributions from net investment income	(0.012)	(0.001)	(0.000)[1]	(0.006)	(0.014)	(0.006)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.012)	(0.001)	(0.000)[1]	(0.006)	(0.014)	(0.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.22%	0.08%	0.01%	0.56%	1.42%	0.58%
Ratios to Average Net Assets:
Net expenses[3]	1.12%[4]	0.45%	0.23%	0.97%	1.13%	1.15%
Net investment income	2.44%[4]	0.09%	0.01%	0.54%	1.42%	0.56%
Expense waiver/reimbursement[5]	0.14%[4]	0.82%	1.09%	0.32%	0.16%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$45,854	$41,244	$38,762	$48,615	$44,257	$42,390

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.017	0.003	0.000[1]	0.013	0.023	0.015
Net realized gain (loss)	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.017	0.003	0.000[1]	0.013	0.023	0.015
Less Distributions:
Distributions from net investment income	(0.017)	(0.003)	(0.000)[1]	(0.013)	(0.023)	(0.015)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.017)	(0.003)	(0.000)[1]	(0.013)	(0.023)	(0.015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.69%	0.33%	0.04%	1.33%	2.36%	1.53%
Ratios to Average Net Assets:
Net expenses[3]	0.20%[4]	0.19%	0.20%	0.20%	0.20%	0.20%
Net investment income	3.50%[4]	0.36%	0.04%	1.33%	2.36%	1.56%
Expense waiver/ reimbursement[5]	0.09%[4]	0.12%	0.10%	0.10%	0.10%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$30,878,494	$13,928,308	$11,788,470	$18,814,127	$16,862,096	$5,770,600

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,			Period Ended 7/31/2019[1]
		2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.017	0.003	0.000[2]	0.013	0.013
Net realized gain (loss)	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]	—
Total From Investment Operations	0.017	0.003	0.000[2]	0.013	0.013
Less Distributions:
Distributions from net investment income	(0.017)	(0.003)	(0.000)[2]	(0.013)	(0.013)
Distributions from net realized gains	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
Total Distributions	(0.017)	(0.003)	(0.000)[2]	(0.013)	(0.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.69%	0.33%	0.04%	1.33%	1.31%
Ratios to Average Net Assets:
Net expenses[4]	0.20%[5]	0.19%	0.20%	0.20%	0.20%[5]
Net investment income	3.55%[5]	0.75%	0.04%	1.32%	2.39%[5]
Expense waiver/reimbursement[6]	0.09%[5]	0.10%	0.10%	0.10%	0.10%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,765,164	$1,026,476	$187,921	$376,278	$276,284

1	Reflects operations for the period from January 18, 2019 (commencement of operations) to July 31, 2019.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.016	0.002	0.000[1]	0.011	0.021	0.013
Net realized gain (loss)	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
Total From Investment Operations	0.016	0.002	0.000[1]	0.011	0.021	0.013
Less Distributions:
Distributions from net investment income	(0.016)	(0.002)	(0.000)[1]	(0.011)	(0.021)	(0.013)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.016)	(0.002)	(0.000)[1]	(0.011)	(0.021)	(0.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.56%	0.24%	0.01%	1.09%	2.10%	1.28%
Ratios to Average Net Assets:
Net expenses[3]	0.45%[4]	0.28%	0.23%	0.45%	0.45%	0.45%
Net investment income	3.12%[4]	0.23%	0.01%	1.06%	2.09%	1.31%
Expense waiver/reimbursement[5]	0.09%[4]	0.28%	0.32%	0.10%	0.10%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,981,952	$1,479,712	$1,711,361	$3,016,273	$2,757,262	$1,799,914

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.013	0.001	0.000[1]	0.007	0.016	0.008
Net realized gain (loss)	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.013	0.001	0.000[1]	0.007	0.016	0.008
Less Distributions:
Distributions from net investment income	(0.013)	(0.001)	(0.000)[1]	(0.007)	(0.016)	(0.008)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.013)	(0.001)	(0.000)[1]	(0.007)	(0.016)	(0.008)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.33%	0.12%	0.01%	0.72%	1.65%	0.83%
Ratios to Average Net Assets:
Net expenses[3]	0.90%[4]	0.40%	0.22%	0.81%	0.90%	0.90%
Net investment income	2.56%[4]	0.12%	0.01%	0.71%	1.64%	0.80%
Expense waiver/reimbursement[5]	0.09%[4]	0.60%	0.78%	0.19%	0.10%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,080,874	$1,301,550	$1,275,933	$1,125,251	$1,043,702	$998,683

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.013	0.001	0.000[1]	0.006	0.015	0.007
Net realized gain (loss)	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.013	0.001	0.000[1]	0.006	0.015	0.007
Less Distributions:
Distributions from net investment income	(0.013)	(0.001)	(0.000)[1]	(0.006)	(0.015)	(0.007)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.013)	(0.001)	(0.000)[1]	(0.006)	(0.015)	(0.007)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.26%	0.09%	0.01%	0.62%	1.51%	0.72%
Ratios to Average Net Assets:
Net expenses[3]	1.04%[4]	0.42%	0.22%	0.92%	1.03%	1.00%
Net investment income	2.56%[4]	0.10%	0.01%	0.63%	1.49%	0.72%
Expense waiver/reimbursement[5]	0.19%[4]	0.84%	1.03%	0.34%	0.21%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$53,637	$42,283	$42,076	$33,265	$32,789	$29,911

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.016	0.003	0.000[1]	0.012	0.022	0.013
Net realized gain (loss)	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001
Total From Investment Operations	0.016	0.003	0.000[1]	0.012	0.022	0.014
Less Distributions:
Distributions from net investment income	(0.016)	(0.003)	(0.000)[1]	(0.012)	(0.022)	(0.014)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.016)	(0.003)	(0.000)[1]	(0.012)	(0.022)	(0.014)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.64%	0.29%	0.01%	1.23%	2.26%	1.43%
Ratios to Average Net Assets:
Net expenses[3]	0.30%[4]	0.23%	0.23%	0.30%	0.30%	0.30%
Net investment income	3.35%[4]	0.27%	0.01%	1.20%	2.25%	1.46%
Expense waiver/reimbursement[5]	0.09%[4]	0.18%	0.18%	0.10%	0.10%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$517,390	$310,975	$329,279	$548,708	$670,114	$398,852

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
22

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.014	0.002	0.000[1]	0.009	0.018	0.010
Net realized gain (loss)	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.014	0.002	0.000[1]	0.009	0.018	0.010
Less Distributions:
Distributions from net investment income	(0.014)	(0.002)	(0.000)[1]	(0.009)	(0.018)	(0.010)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.014)	(0.002)	(0.000)[1]	(0.009)	(0.018)	(0.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.44%	0.17%	0.01%	0.87%	1.85%	1.02%
Ratios to Average Net Assets:
Net expenses[3]	0.70%[4]	0.33%	0.23%	0.66%	0.70%	0.70%
Net investment income	3.03%[4]	0.12%	0.01%	0.86%	1.90%	1.03%
Expense waiver/reimbursement[5]	0.09%[4]	0.47%	0.57%	0.14%	0.10%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$35,589	$18,172	$2,670,993	$3,667,951	$3,502,863	$19,829

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
23

Statement of Assets and Liabilities
January 31, 2023 (unaudited)

Assets:
Investment in repurchase agreements and other repurchase agreements	$9,971,316,000
Investment in securities, including $1,500,033,090 of investment in affiliated holdings*	27,427,843,663
Investment in securities, at amortized cost and fair value	37,399,159,663
Cash	600,073,230
Income receivable	59,097,261
Income receivable from affiliated holdings	5,594,106
Receivable for shares sold	300,276,889
Total Assets	38,364,201,149
Liabilities:
Payable for investments purchased	2,840,000
Payable for shares redeemed	108,720,558
Income distribution payable	5,741,963
Capital gain distribution payable	104,307
Payable for investment adviser fee (Note 4)	115,191
Payable for administrative fee (Note 4)	81,365
Payable for Directors’/Trustees’ fees (Note 4)	28,544
Payable for distribution services fee (Note 4)	367,937
Payable for other service fees (Notes 2 and 4)	1,059,825
Accrued expenses (Note 4)	256,123
Total Liabilities	119,315,813
Net assets for 38,248,497,213 shares outstanding	$38,244,885,336
Net Assets Consist of:
Paid-in capital	$38,248,488,397
Total distributable earnings (loss)	(3,603,061)
Total Net Assets	$38,244,885,336
Semi-Annual Shareholder Report
24

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$885,929,982 ÷ 886,013,983 shares outstanding, no par value, unlimited shares authorized	$1.00
Class R Shares:
$45,854,448 ÷ 45,858,735 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$30,878,494,485 ÷ 30,881,408,960 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$2,765,164,205 ÷ 2,765,426,649 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$1,981,952,337 ÷ 1,982,139,071 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$1,080,873,663 ÷ 1,080,976,273 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$53,636,935 ÷ 53,642,028 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$517,390,217 ÷ 517,439,186 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$35,589,064 ÷ 35,592,328 shares outstanding, no par value, unlimited shares authorized	$1.00

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
25

Statement of Operations
Six Months Ended January 31, 2023 (unaudited)

Investment Income:
Interest	$478,730,766
Dividends received from affiliated holdings*	25,483,632
TOTAL INCOME	504,214,398
Expenses:
Investment adviser fee (Note 4)	26,654,575
Administrative fee (Note 4)	10,741,586
Custodian fees	359,059
Transfer agent fees (Note 2)	1,334,309
Directors’/Trustees’ fees (Note 4)	63,911
Auditing fees	12,683
Legal fees	5,144
Portfolio accounting fees	139,050
Distribution services fee (Note 4)	2,330,556
Other service fees (Notes 2 and 4)	4,824,811
Share registration costs	329,014
Printing and postage	236,838
Miscellaneous (Note 4)	89,491
TOTAL EXPENSES	47,121,027
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	(12,143,889)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(41,925)
TOTAL WAIVERS AND REIMBURSEMENTS	(12,185,814)
Net expenses	34,935,213
Net investment income	469,279,185
Net realized loss on investments	(3,561,475)
Change in net assets resulting from operations	$465,717,710

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2023	Year Ended 7/31/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$469,279,185	$53,190,187
Net realized gain (loss)	(3,561,475)	143,440
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	465,717,710	53,333,627
Distributions to Shareholders:
Automated Shares	(11,651,780)	(2,585,791)
Class R Shares	(530,659)	(33,725)
Wealth Shares	(376,615,300)	(39,560,633)
Advisor Shares	(32,032,463)	(2,214,414)
Service Shares	(25,672,563)	(3,354,482)
Cash II Shares	(15,080,850)	(1,568,320)
Cash Series Shares	(560,232)	(37,265)
Capital Shares	(6,981,096)	(832,858)
Trust Shares	(360,441)	(2,998,443)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(469,485,384)	(53,185,931)
Share Transactions:
Proceeds from sale of shares	36,523,006,323	19,988,592,929
Net asset value of shares issued to shareholders in payment of distributions declared	442,464,290	49,057,880
Cost of shares redeemed	(17,577,429,068)	(20,256,811,128)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	19,388,041,545	(219,160,319)
Change in net assets	19,384,273,871	(219,012,623)
Net Assets:
Beginning of period	18,860,611,465	19,079,624,088
End of period	$38,244,885,336	$18,860,611,465
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Prime Cash Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers nine classes of shares: Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determines such liquidity fees or redemption gates are in the best interests of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
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The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and
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Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $12,185,814 is disclosed in various locations in this Note 2 and Note 4.
Transfer Agent Fees
For the six months ended January 31, 2023, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$308,859	$—
Class R Shares	48,394	—
Wealth Shares	289,954	(52)
Advisor Shares	23,848	—
Service Shares	23,406	—
Cash II Shares	615,096	(9,176)
Cash Series Shares	18,694	—
Capital Shares	5,737	—
Trust Shares	321	(2)
TOTAL	$1,334,309	$(9,230)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Hermes, Inc. A financial intermediary affiliated with management of Federated Hermes, Inc. received $25,557 of other service fees for the six months ended
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January 31, 2023. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended January 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$956,804
Class R Shares	53,148
Service Shares	2,053,503
Cash II Shares	1,469,214
Cash Series Shares	54,573
Capital Shares	208,332
Trust Shares	29,237
TOTAL	$4,824,811
For the six months ended January 31, 2023, the Fund’s Wealth Shares and Advisor Shares did not incur other service fees; however they may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for
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resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	368,897,906	$368,897,906	1,528,635,804	$1,528,635,804
Shares issued to shareholders in payment of distributions declared	11,601,254	11,601,254	2,577,947	2,577,947
Shares redeemed	(206,371,865)	(206,371,865)	(1,854,156,282)	(1,854,156,282)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	174,127,295	$174,127,295	(322,942,531)	$(322,942,531)
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	21,873,275	$21,873,275	17,000,468	$17,000,468
Shares issued to shareholders in payment of distributions declared	528,757	528,757	33,614	33,614
Shares redeemed	(17,787,420)	(17,787,420)	(14,551,648)	(14,551,648)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	4,614,612	$4,614,612	2,482,434	$2,482,434
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	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	30,131,092,170	$30,131,092,170	13,906,013,345	$13,906,013,345
Shares issued to shareholders in payment of distributions declared	352,932,520	352,932,520	35,833,910	35,833,910
Shares redeemed	(13,530,808,538)	(13,530,808,538)	(11,802,119,110)	(11,802,119,110)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	16,953,216,152	$16,953,216,152	2,139,728,145	$2,139,728,145
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	3,145,423,474	$3,145,423,474	1,349,386,951	$1,349,386,951
Shares issued to shareholders in payment of distributions declared	32,032,448	32,032,448	2,214,267	2,214,267
Shares redeemed	(1,438,496,627)	(1,438,496,627)	(513,054,969)	(513,054,969)
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	1,738,959,295	$1,738,959,295	838,546,249	$838,546,249
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,028,389,598	$2,028,389,598	1,344,417,523	$1,344,417,523
Shares issued to shareholders in payment of distributions declared	23,530,687	23,530,687	3,061,138	3,061,138
Shares redeemed	(1,549,480,723)	(1,549,480,723)	(1,579,139,032)	(1,579,139,032)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	502,439,562	$502,439,562	(231,660,371)	$(231,660,371)
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	229,351,550	$229,351,550	610,894,665	$610,894,665
Shares issued to shareholders in payment of distributions declared	14,586,652	14,586,652	1,557,950	1,557,950
Shares redeemed	(464,500,880)	(464,500,880)	(586,846,085)	(586,846,085)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(220,562,678)	$(220,562,678)	25,606,530	$25,606,530
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	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	63,939,105	$63,939,105	61,276,990	$61,276,990
Shares issued to shareholders in payment of distributions declared	552,321	552,321	36,978	36,978
Shares redeemed	(53,131,650)	(53,131,650)	(61,108,129)	(61,108,129)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	11,359,776	$11,359,776	205,839	$205,839
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	482,215,854	$482,215,854	299,364,846	$299,364,846
Shares issued to shareholders in payment of distributions declared	6,342,550	6,342,550	743,705	743,705
Shares redeemed	(282,091,246)	(282,091,246)	(318,414,947)	(318,414,947)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	206,467,158	$206,467,158	(18,306,396)	$(18,306,396)
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	51,823,391	$51,823,391	871,602,337	$871,602,337
Shares issued to shareholders in payment of distributions declared	357,101	357,101	2,998,371	2,998,371
Shares redeemed	(34,760,119)	(34,760,119)	(3,527,420,926)	(3,527,420,926)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	17,420,373	$17,420,373	(2,652,820,218)	$(2,652,820,218)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	19,388,041,545	$19,388,041,545	(219,160,319)	$(219,160,319)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Fund’s Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for
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competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2023, the Adviser voluntarily waived $11,677,541 of its fee and voluntarily reimbursed $9,230 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2023, the Adviser reimbursed $466,348.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class R Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2023, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$108,653	$(10,866)
Cash II Shares	2,061,138	—
Cash Series Shares	130,975	(21,829)
Trust Shares	29,790	—
TOTAL	$2,330,556	$(32,695)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2023, FSC retained $89,314 of fees paid by the Fund.
Other Service Fees
For the six months ended January 31, 2023, FSSC received $24,059 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) including the Fund’s share of fees and expenses of the investments in affiliated funds paid by the Fund’s Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 1.15%, 0.20%, 0.20%, 0.45%, 0.90%, 1.05%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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5. CONCENTRATION OF RISK
A substantial portion of the Fund’s portfolio may be comprised of securities deemed by the Adviser to be in similar sectors. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
6. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2023, the Fund had no outstanding loans. During the six months ended January 31, 2023, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2023, there were no outstanding loans. During the six months ended January 31, 2023, the program was not utilized.
8. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2022 to January 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2022	Ending Account Value 1/31/2023	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,015.20	$2.69
Class R Shares	$1,000	$1,012.20	$5.68
Wealth Shares	$1,000	$1,016.90	$1.02
Advisor Shares	$1,000	$1,016.90	$1.02
Service Shares	$1,000	$1,015.60	$2.29
Cash II Shares	$1,000	$1,013.30	$4.57
Cash Series Shares	$1,000	$1,012.60	$5.28
Capital Shares	$1,000	$1,016.40	$1.52
Trust Shares	$1,000	$1,014.40	$3.55
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.53	$2.70
Class R Shares	$1,000	$1,019.56	$5.70
Wealth Shares	$1,000	$1,024.20	$1.02
Advisor Shares	$1,000	$1,024.20	$1.02
Service Shares	$1,000	$1,022.94	$2.29
Cash II Shares	$1,000	$1,020.67	$4.58
Cash Series Shares	$1,000	$1,019.96	$5.30
Capital Shares	$1,000	$1,023.69	$1.53
Trust Shares	$1,000	$1,021.68	$3.57

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.53%
Class R Shares	1.12%
Wealth Shares	0.20%
Advisor Shares	0.20%
Service Shares	0.45%
Cash II Shares	0.90%
Cash Series Shares	1.04%
Capital Shares	0.30%
Trust Shares	0.70%
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Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Prime Cash Obligations Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were
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provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2021, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund
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shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
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Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated
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Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes Prime Cash Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919627
CUSIP 608919577
CUSIP 60934N625
CUSIP 608919429
CUSIP 60934N617
CUSIP 608919593
CUSIP 608919585
CUSIP 60934N591
CUSIP 608919619
Q450198 (3/23)
© 2023 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2023

Share Class | Ticker	Wealth | PCOXX

Federated Hermes Prime Cash Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2022 through January 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Instruments	28.4%
Other Repurchase Agreements and Repurchase Agreements	26.1%
Bank Instruments	22.6%
Commercial Paper	12.7%
U.S. Treasury Securities	4.1%
Cash Equivalent[2]	3.9%
Other Assets and Liabilities—Net[3]	2.2%
TOTAL	100%

1
See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper includes commercial paper with interest rates that are fixed or that reset periodically.

2	Cash Equivalents include any investments in money market mutual funds.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At January 31, 2023, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days[2]	81.3%
8-30 Days	7.0%
31-90 Days	3.2%
91-180 Days	4.5%
181 Days or more	1.8%
Other Assets and Liabilities—Net[3]	2.2%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Overnight securities comprised 31.4% of the Fund’s portfolio.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2023 (unaudited)
Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE— 28.4%
		Aerospace/Auto— 0.2%
$ 75,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 4.670% (SOFR +0.370%), 2/1/2023	$ 75,000,000
		Finance - Banking— 24.6%
50,000,000		Australia & New Zealand Banking Group, Melbourne, 4.650% (SOFR +0.350%), 2/1/2023	50,000,000
150,000,000		Australia & New Zealand Banking Group, Melbourne, 4.650% (SOFR +0.350%), 2/1/2023	149,999,970
65,000,000		Australia & New Zealand Banking Group, Melbourne, 4.680% (SOFR +0.380%), 2/1/2023	65,000,000
73,500,000		Bank of Montreal, 4.600% (SOFR +0.300%), 2/1/2023	73,500,000
250,000,000		Bank of Montreal, 4.900% (SOFR +0.600%), 2/1/2023	250,000,000
85,000,000		Bank of Montreal, 4.950% (SOFR +0.650%), 2/1/2023	85,000,000
195,000,000		Bank of Montreal, 5.000% (SOFR +0.700%), 2/1/2023	195,000,000
20,000,000		Bank of Nova Scotia, Toronto, 4.550% (SOFR +0.250%), 2/1/2023	20,000,000
50,000,000		Bank of Nova Scotia, Toronto, 4.740% (SOFR +0.440%), 2/1/2023	50,000,000
206,000,000		Bank of Nova Scotia, Toronto, 4.800% (SOFR +0.500%), 2/1/2023	206,000,000
92,000,000		Bank of Nova Scotia, Toronto, 4.820% (SOFR +0.520%), 2/1/2023	92,050,036
20,000,000		Bank of Nova Scotia, Toronto, 4.830% (SOFR +0.530%), 2/1/2023	20,000,000
40,000,000		Bank of Nova Scotia, Toronto, 4.850% (SOFR +0.550%), 2/1/2023	40,000,000
65,000,000		Bank of Nova Scotia, Toronto, 4.850% (SOFR +0.550%), 2/1/2023	65,000,000
55,000,000		Bank of Nova Scotia, Toronto, 4.850% (SOFR +0.550%), 2/1/2023	55,000,000
150,000,000		Bank of Nova Scotia, Toronto, 4.850% (SOFR +0.550%), 2/1/2023	150,000,000
55,000,000		Bank of Nova Scotia, Toronto, 4.870% (SOFR +0.570%), 2/1/2023	54,999,896
46,500,000		Bank of Nova Scotia, Toronto, 4.900% (SOFR +0.600%), 2/1/2023	46,499,928
70,000,000		Bank of Nova Scotia, Toronto, 4.900% (SOFR +0.600%), 2/1/2023	70,000,000
86,000,000		Bank of Nova Scotia, Toronto, 4.900% (SOFR +0.600%), 2/1/2023	86,000,000
150,000,000		Bank of Nova Scotia, Toronto, 4.900% (SOFR +0.600%), 2/1/2023	150,000,000
135,000,000		Bank of Nova Scotia, Toronto, 4.900% (SOFR +0.600%), 2/1/2023	135,000,000
142,500,000		Bank of Nova Scotia, Toronto, 4.960% (SOFR +0.660%), 2/1/2023	142,500,000
73,300,000		Bank of Nova Scotia, Toronto, 4.970% (SOFR +0.670%), 2/1/2023	73,300,000
70,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 4.630% (SOFR +0.330%), 2/1/2023	70,000,000
72,500,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 4.820% (SOFR +0.520%), 2/1/2023	72,500,000
50,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 4.900% (SOFR +0.600%), 2/1/2023	50,000,000
249,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 4.910% (SOFR +0.610%), 2/1/2023	249,000,000
Semi-Annual Shareholder Report
2

Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 18,750,000		Canadian Imperial Bank of Commerce, 4.800% (SOFR +0.500%), 2/1/2023	$ 18,750,000
250,000,000		Canadian Imperial Bank of Commerce, 4.800% (SOFR +0.500%), 2/1/2023	250,000,000
80,000,000		Canadian Imperial Bank of Commerce, 4.850% (SOFR +0.550%), 2/1/2023	80,000,000
130,000,000		Citibank N.A., New York, 4.720% (SOFR +0.420%), 2/1/2023	130,000,000
300,000,000		Citibank N.A., New York, 4.720% (SOFR +0.420%), 2/1/2023	300,000,000
390,000,000		Citibank N.A., New York, 4.770% (SOFR +0.470%), 2/1/2023	390,000,000
191,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 4.710% (SOFR +0.410%), 2/1/2023	191,000,000
80,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 4.730% (SOFR +0.430%), 2/1/2023	80,000,000
60,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 4.750% (SOFR +0.450%), 2/1/2023	60,000,000
40,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.670% (SOFR +0.370%), 2/1/2023	40,000,000
60,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.800% (SOFR +0.500%), 2/1/2023	60,000,000
65,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.810% (SOFR +0.510%), 2/1/2023	65,000,000
45,000,000		Commonwealth Bank of Australia, 4.800% (SOFR +0.500%), 2/1/2023	45,000,000
39,000,000		Commonwealth Bank of Australia, 4.840% (SOFR +0.540%), 2/1/2023	39,000,000
745,000		Fiore Capital LLC, (Wells Fargo Bank, N.A. LOC), 4.450%, 2/2/2023	745,000
490,000		Gadsden, AL Airport Authority, Series 2004, (Wells Fargo Bank, N.A. LOC), 4.510%, 2/2/2023	490,000
145,000,000		Mizuho Bank Ltd., 4.860% (SOFR +0.560%), 2/1/2023	145,000,000
100,000,000		Mizuho Bank Ltd., 4.880% (SOFR +0.580%), 2/1/2023	100,000,000
355,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 4.430%, 2/2/2023	355,000
165,000,000		MUFG Bank Ltd., 4.700% (SOFR +0.400%), 2/1/2023	165,000,000
225,000,000		MUFG Bank Ltd., 4.850% (SOFR +0.550%), 2/1/2023	225,000,000
138,500,000		National Australia Bank Ltd., Melbourne, 4.700% (SOFR +0.400%), 2/1/2023	138,500,000
100,000,000		National Australia Bank Ltd., Melbourne, 4.750% (SOFR +0.450%), 2/1/2023	100,000,000
100,000,000		National Australia Bank Ltd., Melbourne, 4.750% (SOFR +0.450%), 2/1/2023	100,000,000
160,000,000		National Australia Bank Ltd., Melbourne, 4.750% (SOFR +0.450%), 2/1/2023	160,000,000
150,000,000		National Australia Bank Ltd., Melbourne, 4.750% (SOFR +0.450%), 2/1/2023	150,000,000
Semi-Annual Shareholder Report
3

Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 125,000,000		National Australia Bank Ltd., Melbourne, 4.840% (SOFR +0.540%), 2/1/2023	$ 125,000,000
300,000,000		National Australia Bank Ltd., Melbourne, 4.860% (SOFR +0.560%), 2/1/2023	300,000,000
245,000,000		Nordea Bank Abp, 4.540% (SOFR +0.240%), 2/1/2023	245,000,000
110,000,000		Nordea Bank Abp, 4.550% (SOFR +0.250%), 2/1/2023	110,000,000
300,000,000		Nordea Bank Abp, 4.740% (SOFR +0.440%), 2/1/2023	300,000,000
55,000,000		Nordea Bank Abp, 4.800% (SOFR +0.500%), 2/1/2023	55,000,000
19,670,000		Osprey Properties Limited Partnership, LLLP & Nighthawk Properties, LLC, Series 2008, (Wells Fargo Bank, N.A. LOC), 4.510%, 2/2/2023	19,670,000
29,435,000		Panel Rey S.A., Series 2016, (Citibank N.A., New York LOC), 4.400%, 2/2/2023	29,435,000
150,000,000	[2]	Ridgefield Funding Company, LLC Series A, (BNP Paribas SA COL), 4.700% (SOFR +0.400%), 2/1/2023	150,000,000
60,000,000		Ridgefield Funding Company, LLC Series A, (BNP Paribas SA COL), 4.750% (SOFR +0.450%), 2/1/2023	60,000,000
90,000,000		Royal Bank of Canada, 4.850% (SOFR +0.550%), 2/1/2023	90,000,000
200,000,000		Royal Bank of Canada, 5.050% (SOFR +0.750%), 2/1/2023	200,000,000
112,500,000		Royal Bank of Canada, New York Branch, 4.870% (SOFR +0.570%), 2/1/2023	112,500,000
165,000,000		Sumitomo Mitsui Trust Bank Ltd., 4.740% (SOFR +0.440%), 2/1/2023	165,000,000
250,000,000		Svenska Handelsbanken, Stockholm, 4.650% (SOFR +0.350%), 2/1/2023	250,000,000
100,000,000		Svenska Handelsbanken, Stockholm, 4.860% (SOFR +0.560%), 2/1/2023	100,000,000
121,508,630		Taxable Tender Option Bond Trust 2021-MIZ9060TX, (Series 2021-MIZ9060TX) VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.590%, 2/1/2023	121,508,630
118,000,000		Toronto Dominion Bank, 4.700% (SOFR +0.400%), 2/1/2023	118,000,000
130,000,000		Toronto Dominion Bank, 4.880% (SOFR +0.580%), 2/1/2023	130,000,000
170,000,000		Toronto Dominion Bank, 4.880% (SOFR +0.580%), 2/1/2023	170,000,000
200,000,000		Toronto Dominion Bank, 4.980% (SOFR +0.680%), 2/1/2023	200,100,162
14,000,000		Triborough Bridge & Tunnel Authority, NY, (Series E Taxable) Weekly VRDNs, (UBS AG LOC), 4.350%, 2/2/2023	14,000,000
65,000,000		Westpac Banking Corp. Ltd., Sydney, 4.700% (SOFR +0.400%), 2/1/2023	65,000,000
20,000,000		Westpac Banking Corp. Ltd., Sydney, 4.800% (SOFR +0.500%), 2/1/2023	20,000,000
250,000,000		Westpac Banking Corp. Ltd., Sydney, 4.800% (SOFR +0.500%), 2/1/2023	250,000,000
200,000,000		Westpac Banking Corp. Ltd., Sydney, 4.840% (SOFR +0.540%), 2/1/2023	200,000,000
Semi-Annual Shareholder Report
4

Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 25,000,000		Westpac Banking Corp. Ltd., Sydney, 4.840% (SOFR +0.540%), 2/1/2023	$ 24,999,998
		TOTAL	9,425,403,620
		Finance - Retail— 2.7%
85,000,000		Chariot Funding LLC, 4.660% (SOFR +0.360%), 2/1/2023	85,000,000
55,000,000		Chariot Funding LLC, 4.850% (SOFR +0.550%), 2/1/2023	55,000,000
100,000,000		Chariot Funding LLC, 4.880% (SOFR +0.580%), 2/1/2023	100,000,000
100,000,000		Chariot Funding LLC, 4.930% (SOFR +0.630%), 2/1/2023	100,000,000
50,000,000		Fairway Finance Co. LLC, 4.700% (SOFR +0.400%), 2/1/2023	50,000,000
50,000,000		Fairway Finance Co. LLC, 4.750% (SOFR +0.450%), 2/1/2023	50,000,000
50,000,000		Fairway Finance Co. LLC, 4.900% (SOFR +0.600%), 2/1/2023	50,000,000
40,000,000		Old Line Funding, LLC, 4.750% (SOFR +0.450%), 2/1/2023	40,000,000
50,000,000		Old Line Funding, LLC, 4.760% (SOFR +0.460%), 2/1/2023	50,000,000
100,000,000		Old Line Funding, LLC, 4.770% (SOFR +0.470%), 2/1/2023	100,000,000
50,000,000		Old Line Funding, LLC, 4.800% (SOFR +0.500%), 2/1/2023	50,000,000
57,500,000		Old Line Funding, LLC, 4.820% (SOFR +0.520%), 2/1/2023	57,500,000
15,000,000		Old Line Funding, LLC, 4.840% (SOFR +0.540%), 2/1/2023	15,000,000
25,000,000		Thunder Bay Funding, LLC, 4.730% (SOFR +0.430%), 2/1/2023	25,000,000
100,000,000		Thunder Bay Funding, LLC, 4.770% (SOFR +0.470%), 2/1/2023	100,000,000
100,000,000		Thunder Bay Funding, LLC, 4.870% (SOFR +0.570%), 2/1/2023	100,000,000
		TOTAL	1,027,500,000
		Government Agency— 0.9%
5,915,000		1320 W Jefferson LLC, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/1/2023	5,915,000
4,925,000		Andrew Long Irrevocable Family Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/2/2023	4,925,000
2,700,000		Archer 1 LLC, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/2/2023	2,700,000
2,100,000		BWF Forge TL Properties Owner LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/2/2023	2,100,000
1,555,000		CMR LLC, CMR LLC Project Series 2017, (Federal Home Loan Bank of Indianapolis LOC), 4.520%, 2/2/2023	1,555,000
5,420,000		Dennis Wesley Company, Inc., The Dennis Wesley Company, Inc. Project, (Federal Home Loan Bank of Indianapolis LOC), 4.400%, 2/2/2023	5,420,000
6,130,000		Frank Dale Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/2/2023	6,130,000
11,100,000		Ivy Row at South, LLC, (Federal Home Loan Bank of Atlanta LOC), 4.400%, 2/2/2023	11,100,000
13,645,000		Ivy Row at Southern Miss, LLC, (Federal Home Loan Bank of Atlanta LOC), 4.400%, 2/2/2023	13,645,000
Semi-Annual Shareholder Report
5

Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE— continued
		Government Agency— continued
$ 6,740,000		Mason Harrison Ratliff Enterprises, LLC, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/2/2023	$ 6,740,000
30,200,000		Mike P. Sturdivant, Sr. Family Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/2/2023	30,200,000
25,622,500		Naples SI, LLC, (Federal Home Loan Bank of Indianapolis LOC), 4.400%, 2/2/2023	25,622,500
35,960,000		Park Stanton Place LP, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/2/2023	35,960,000
6,215,000		Phenix City, AL Downtown Redevelopment Authority, Series 2013-A, (Federal Home Loan Bank of New York LOC), 4.400%, 2/2/2023	6,215,000
21,000,000		Pittsburg Fox Creek Associates L.P., Series 2011-A, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/2/2023	21,000,000
7,645,000		Plaza Fitzsimons Owner, LLC, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/1/2023	7,645,000
5,025,000		Public Finance Authority, Series 2015-A Ram Eufaula Hospitality, LLC, (Federal Home Loan Bank of New York LOC), 4.300%, 2/2/2023	5,025,000
6,000,000		Riverview Project, Series 2021, (Federal Home Loan Bank of Des Moines LOC), 4.400%, 2/2/2023	6,000,000
19,900,000		Rohnert Park 668, L.P., (Federal Home Loan Bank of San Francisco LOC), 4.813%, 2/2/2023	19,900,000
7,600,000		Sandy Jacobs Irrevocable Insurance Trust, Series 2019, (Federal Home Loan Bank of Des Moines LOC), 4.400%, 2/2/2023	7,600,000
22,065,000		Sendra Family Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/2/2023	22,065,000
11,260,000		Shawn R. Trapuzzano Irrevocable Insurance Trust, (Federal Home Loan Bank of Pittsburgh LOC), 4.400%, 2/2/2023	11,260,000
4,860,000		Spingola Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/2/2023	4,860,000
2,560,000		The J.G. Aguirre Master Trust, (Federal Home Loan Bank of Atlanta LOC), 4.400%, 2/2/2023	2,560,000
23,765,000		The Jacob Rosenstein Irrevocable Life Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 4.400%, 2/2/2023	23,765,000
4,150,000		The Mary Jane Beauregard Irrevocable Insurance Trust of 2017, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/1/2023	4,150,000
4,710,000		The Mulberry Family Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/2/2023	4,710,000
20,330,000		The Murray D. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 4.400%, 2/1/2023	20,330,000
20,945,000		The Ray L. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 4.400%, 2/1/2023	20,945,000
Semi-Annual Shareholder Report
6

Principal Amount or Shares			Value
	[1]	NOTES - VARIABLE— continued
		Government Agency— continued
$ 16,400,000		Wingo Family Master Trust, (Federal Home Loan Bank of Des Moines LOC), 4.400%, 2/2/2023	$ 16,400,000
		TOTAL	356,442,500
		TOTAL NOTES - VARIABLE	10,884,346,120
		TIME DEPOSITS— 12.7%
		Finance - Banking— 12.7%
1,880,000,000		ABN Amro Bank NV, 4.330% - 4.510%, 2/1/2023 - 2/7/2023	1,880,000,000
1,375,000,000		Australia & New Zealand Banking Group, Melbourne, 4.320% - 4.360%, 2/1/2023 - 2/3/2023	1,375,000,000
200,000,000		Australia & New Zealand Banking Group, Melbourne, 4.320%, 2/1/2023	200,000,000
150,000,000		Cooperatieve Rabobank UA, 4.290%, 2/1/2023	150,000,000
200,000,000		Mizuho Bank Ltd., 4.320%, 2/1/2023	200,000,000
750,000,000		NRW.Bank, 4.450%, 2/6/2023	750,000,000
300,000,000		Toronto Dominion Bank, 4.460%, 2/6/2023	300,000,000
		TOTAL TIME DEPOSITS	4,855,000,000
	[3]	COMMERCIAL PAPER— 12.7%
		Finance - Banking— 7.1%
141,026,000		Albion Capital LLC, (MUFG Bank Ltd. LIQ), 4.536% - 4.588%, 2/13/2023 - 2/16/2023	140,803,296
1,116,500,000		Anglesea Funding LLC, 4.383% - 5.034%, 2/1/2023 - 7/19/2023	1,113,862,468
125,000,000		Bank of Montreal, 5.015%, 10/11/2023	125,000,000
140,000,000		Bennington Stark Capital Co., LLC, (Societe Generale, Paris LIQ), 4.427%, 2/7/2023	139,897,100
21,000,000		BPCE SA, 4.376%, 2/3/2023	20,994,925
150,000,000		Chesham Finance LLC Series III, (Societe Generale, Paris COL), 4.598%, 3/3/2023	149,427,500
175,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.055%, 7/24/2023	170,854,007
300,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 5.034%, 7/25/2023	292,880,500
175,000,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 4.823%, 5/5/2023	172,848,083
109,000,000		Great Bear Funding LLC, 4.354% - 4.375%, 2/1/2023 - 2/3/2023	108,976,075
65,000,000		National Australia Bank Ltd., Melbourne, 3.865%, 6/15/2023	64,099,967
83,000,000		Royal Bank of Canada, 4.049%, 8/23/2023	81,179,372
140,000,000		Victory Receivables Corp., (MUFG Bank Ltd. LIQ), 4.809%, 4/17/2023	138,614,583
		TOTAL	2,719,437,876
		Finance - Commercial— 0.1%
30,000,000		Atlantic Asset Securitization LLC, 4.310%, 2/1/2023	29,924,167
Semi-Annual Shareholder Report
7

Principal Amount or Shares			Value
	[3]	COMMERCIAL PAPER— continued
		Finance - Retail— 0.5%
$ 40,000,000		Fairway Finance Co. LLC, 5.043%, 7/24/2023	$ 39,054,267
145,000,000		Thunder Bay Funding, LLC, 5.091%, 8/2/2023	141,364,044
		TOTAL	180,418,311
		Oil & Oil Finance— 0.3%
125,000,000		TotalEnergies Capital Canada Ltd., 4.351%, 2/3/2023	124,969,861
		Sovereign— 4.7%
875,000,000		BNG Bank N.V., 4.314% - 4.553%, 2/1/2023 - 2/27/2023	873,572,035
70,000,000		Export Development Canada, (Canada, Government of SUB), 5.203%, 11/9/2023	67,268,056
850,000,000		Nederlandse Waterschapsbank NV, 4.360%, 2/3/2023	849,794,819
		TOTAL	1,790,634,910
		TOTAL COMMERCIAL PAPER	4,845,385,125
		CERTIFICATES OF DEPOSIT— 9.9%
		Finance - Banking— 9.9%
105,000,000		Bank of Montreal, 5.470%, 1/8/2024	105,000,000
1,175,000,000		Credit Agricole Corporate and Investment Bank, 4.310% - 4.490%, 2/1/2023 - 2/7/2023	1,175,000,000
1,041,000,000		Mizuho Bank Ltd., 4.360% - 4.810%, 2/1/2023 - 5/4/2023	1,041,000,000
1,089,750,000		Sumitomo Mitsui Trust Bank Ltd., 4.770% - 4.830%, 4/13/2023 - 5/17/2023	1,089,749,062
191,500,000		Toronto Dominion Bank, 3.010% - 4.070%, 6/7/2023 - 7/18/2023	191,500,000
175,000,000		Toronto Dominion Bank, 5.250%, 1/25/2024	175,000,000
		TOTAL CERTIFICATES OF DEPOSIT	3,777,249,062
		U.S. TREASURY— 4.1%
		U.S. Treasury Bills— 4.0%
1,520,000,000	[4]	United States Treasury Bill, 4.490%, 2/23/2023	1,515,829,289
		U.S. Treasury Notes— 0.1%
50,000,000	[1]	United States Treasury Floating Rate Notes, 4.682% (91-day T-Bill +0.034%), 2/7/2023	50,000,977
		TOTAL U.S. TREASURY	1,565,830,266
		OTHER REPURCHASE AGREEMENTS— 8.8%
		Finance - Banking— 8.8%
20,000,000		BMO Capital Markets Corp., 4.47%, dated 1/31/2023, interest in a $20,000,000 collateralized loan agreement will repurchase securities provided as collateral for $20,002,483 on 2/1/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and sovereign with a market value of $20,402,533 have been received as collateral and held with BNY Mellon as tri-party agent.	20,000,000
Semi-Annual Shareholder Report
8

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 315,000,000
BMO Capital Markets Corp., 4.42%, dated 1/31/2023, interest in a
$325,000,000 collateralized loan agreement will repurchase
securities provided as collateral for $325,039,903 on 2/1/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign with a market value of $331,540,701 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 315,000,000
25,000,000	BNP Paribas S.A., 4.40%, dated 1/31/2023, interest in a $350,000,000 collateralized loan agreement will repurchase securities provided as collateral for $350,042,778 on 2/1/2023, in which asset-backed securities, corporate bonds, medium-term notes, U.S. Government Agency securities and sovereign with a market value of $358,110,649 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
100,000,000	BNP Paribas S.A., 4.47%, dated 1/31/2023, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,012,417 on 2/1/2023, in which asset-backed securities and corporate bond with a market value of $102,012,845 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
130,000,000	Credit Agricole S.A., 4.72%, dated 6/24/2022, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,275,333 on 2/10/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and sovereign with a market value of $306,126,468 have been received as collateral and held with BNY Mellon as tri-party agent.	130,000,000
520,000,000	Credit Agricole S.A., 4.62%, dated 6/24/2022, interest in a $800,000,000 collateralized loan agreement will repurchase securities provided as collateral for $800,718,667 on 2/10/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign with a market value of $816,155,252 have been received as collateral and held with BNY Mellon as tri-party agent.	520,000,000
200,000,000	HSBC Securities (USA), Inc., 4.42%, dated 1/31/2023, interest in a $295,000,000 collateralized loan agreement will repurchase securities provided as collateral for $295,036,219 on 2/1/2023, in which collateralized mortgage obligation, corporate bonds and sovereign securities with a market value of $300,900,941 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
160,000,000	J.P. Morgan Securities LLC, 4.82%, dated 1/23/2023, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $251,004,167 on 2/1/2023, in which asset-backed securities, collateralized mortgage obligation, corporate bonds, medium-term notes and sovereign securities with a market value of $255,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	160,000,000
Semi-Annual Shareholder Report
9

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 50,000,000
Mizuho Securities USA, Inc., 4.42%, dated 1/31/2023, interest in a
$100,000,000 collateralized loan agreement will repurchase
securities provided as collateral for $100,012,278 on 2/1/2023, in which asset-backed securities and corporate bonds with a market value of $102,012,524 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 50,000,000
65,000,000	Mizuho Securities USA, Inc., 4.42%, dated 1/31/2023, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,012,278 on 2/1/2023, in which common stocks with a market value of $102,012,524 have been received as collateral and held with BNY Mellon as tri-party agent.	65,000,000
95,000,000	Mizuho Securities USA, Inc., 4.42%, dated 1/31/2023, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,012,278 on 2/1/2023, in which asset-backed securities and corporate bonds with a market value of $102,012,524 have been received as collateral and held with BNY Mellon as tri-party agent.	95,000,000
200,000,000	Mitsubishi UFG Securities Americas, Inc., 4.47%, dated 1/31/2023, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,037,250 on 2/1/2023, in which American depositary receipts, common stocks, corporate bonds, exchange traded funds and unit investment trust and municipal bonds with a market value of $306,038,896 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
150,000,000	Pershing LLC, 4.82%, dated 7/14/2022, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,281,167 on 2/10/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, common stocks, convertible bond, certificate of deposit, exchange traded funds, medium-term notes municipal bonds, mutual funds and sovereign with a market value of $306,038,845 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
225,000,000	Societe Generale, Paris, 4.38%, dated 1/31/2023, interest in a $350,000,000 collateralized loan agreement will repurchase securities provided as collateral for $350,042,583 on 2/1/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign with a market value of $357,246,293 have been received as collateral and held with BNY Mellon as tri-party agent.	225,000,000
320,000,000	Societe Generale, Paris, 4.47%, dated 1/31/2023, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,080,708 on 2/1/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and treasury note with a market value of $663,082,322 have been received as collateral and held with BNY Mellon as tri-party agent.	320,000,000
Semi-Annual Shareholder Report
10

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 100,000,000
Standard Chartered Bank, 4.44%, dated 1/30/2023, interest in a
$100,000,000 collateralized loan agreement will repurchase
securities provided as collateral for $100,037,000 on 2/2/2023, in which treasury bond and treasury notes with a market value of
$102,025,201 have been received as collateral and held with BNY
Mellon as tri-party agent.
		$ 100,000,000
150,000,000	Wells Fargo Securities LLC, 5.17%, dated 2/3/2022, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $151,960,292 on 2/1/2023, in which commercial paper and certificate of deposit with a market value of $153,505,368 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
150,000,000	Wells Fargo Securities LLC, 5.08%, dated 12/21/2022, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $151,905,000 on 3/21/2023, in which certificate of deposit with a market value of $153,906,781 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
175,000,000	Wells Fargo Securities LLC, 5.20%, dated 4/27/2021, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $177,275,000 on 3/21/2023, in which commercial paper with a market value of $178,628,918 have been received as collateral and held with BNY Mellon as tri-party agent.	175,000,000
220,000,000	Wells Fargo Securities LLC, 5.22%, dated 1/9/2023, interest in a $220,000,000 collateralized loan agreement will repurchase securities provided as collateral for $222,871,000 on 5/4/2023, in which convertible bonds and certificate of deposit with a market value of $225,141,206 have been received as collateral and held with BNY Mellon as tri-party agent.	220,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	3,370,000,000
	REPURCHASE AGREEMENTS— 17.3%
	Finance - Banking— 17.3%
5,500,000,000	Repurchase agreement 4.30%, dated 1/31/2023 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $5,500,656,944 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2040 and the market value of those underlying securities was $5,500,656,994.	5,500,000,000
51,316,000	Interest in $2,000,000,000 joint repurchase agreement 4.30%, dated 1/31/2023 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $2,000,238,889 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2052 and the market value of those underlying securities was $2,040,243,667.	51,316,000
Semi-Annual Shareholder Report
11

Principal Amount or Shares		Value
	REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 500,000,000
Interest in $1,650,000,000 joint repurchase agreement 4.30%, dated 1/31/2023 under which Mitsubishi UFJ Securities (USA), Inc.
will repurchase securities provided as collateral for $1,650,197,083 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were
U.S. Government Agency securities with various maturities to
2/1/2053 and the market value of those underlying securities was $1,683,201,025.
		$ 500,000,000
500,000,000	Interest in $1,800,000,000 joint repurchase agreement 4.30%, dated 1/31/2023 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,800,215,000 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2052 and the market value of those underlying securities was $1,836,219,336.	500,000,000
50,000,000	Interest in $150,000,000 joint repurchase agreement 4.38%, dated 1/31/2023 under which Standard Chartered Bank will repurchase securities provided as collateral for $150,018,250 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2053 and the market value of those underlying securities was $153,018,623.	50,000,000
	TOTAL REPURCHASE AGREEMENTS	6,601,316,000
	INVESTMENT COMPANIES— 3.9%
1,000,016,505	Federated Hermes Institutional Money Market Management, Institutional Shares, 4.42%[5]	999,713,001
500,317,389	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.41%[5]	500,320,089
	TOTAL INVESTMENT COMPANIES	1,500,033,090
	TOTAL INVESTMENT IN SECURITIES—97.8% (AT AMORTIZED COST)[6]	37,399,159,663
	OTHER ASSETS AND LIABILITIES - NET—2.2%[7]	845,725,673
	TOTAL NET ASSETS—100%	$38,244,885,336
Semi-Annual Shareholder Report
12

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2023, were as follows:
	Federated Hermes Institutional Money Market Management, Institutional Shares	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 7/31/2022	$999,713,001	$500,320,089	$1,500,033,090
Purchases at Cost	$—	$—	$—
Proceeds from Sales	$—	$—	$—
Change in Unrealized Appreciation/ Depreciation	$—	$—	$—
Net Realized Gain/(Loss)	$—	$—	$—
Value as of 1/31/2023	$999,713,001	$500,320,089	$1,500,033,090
Shares Held as of 1/31/2023	1,000,016,505	500,317,389	1,500,333,894
Dividend Income	$17,028,169	$8,455,463	$25,483,632

1
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or
(b) is subject to a contractual restriction on public sales. At January 31, 2023, these restricted securities amounted to $150,000,000, which represented 0.4% of total net assets.

3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Discount rate at time of purchase.
5	7-day net yield.
6	Also represents cost of investments for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
13

The following is a summary of the inputs used, as of January 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Notes - Variable	$—	$10,884,346,120	$—	$10,884,346,120
Time Deposits	—	4,855,000,000	—	4,855,000,000
Commercial Paper	—	4,845,385,125	—	4,845,385,125
Certificates of Deposit	—	3,777,249,062	—	3,777,249,062
U.S. Treasury	—	1,565,830,266	—	1,565,830,266
Other Repurchase Agreements	—	3,370,000,000	—	3,370,000,000
Repurchase Agreements	—	6,601,316,000	—	6,601,316,000
Investment Company	1,500,033,090	—	—	1,500,033,090
TOTAL SECURITIES	$1,500,033,090	$35,899,126,573	$—	$37,399,159,663

The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
GTD	—Guaranteed
IDB	—Industrial Development Bond
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
SOFR	—Secured Overnight Financing Rate
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.017	0.003	0.000[1]	0.013	0.023	0.015
Net realized gain (loss)	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.017	0.003	0.000[1]	0.013	0.023	0.015
Less Distributions:
Distributions from net investment income	(0.017)	(0.003)	(0.000)[1]	(0.013)	(0.023)	(0.015)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.017)	(0.003)	(0.000)[1]	(0.013)	(0.023)	(0.015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.69%	0.33%	0.04%	1.33%	2.36%	1.53%
Ratios to Average Net Assets:
Net expenses[3]	0.20%[4]	0.19%	0.20%	0.20%	0.20%	0.20%
Net investment income	3.50%[4]	0.36%	0.04%	1.33%	2.36%	1.56%
Expense waiver/ reimbursement[5]	0.09%[4]	0.12%	0.10%	0.10%	0.10%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$30,878,494	$13,928,308	$11,788,470	$18,814,127	$16,862,096	$5,770,600

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
The financial highlights of the Automated Shares, Class R Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares are presented separately.
Semi-Annual Shareholder Report
15

Statement of Assets and Liabilities
January 31, 2023 (unaudited)

Assets:
Investment in repurchase agreements and other repurchase agreements	$9,971,316,000
Investment in securities, including $1,500,033,090 of investment in affiliated holdings*	27,427,843,663
Investment in securities, at amortized cost and fair value	37,399,159,663
Cash	600,073,230
Income receivable	59,097,261
Income receivable from affiliated holdings	5,594,106
Receivable for shares sold	300,276,889
Total Assets	38,364,201,149
Liabilities:
Payable for investments purchased	2,840,000
Payable for shares redeemed	108,720,558
Income distribution payable	5,741,963
Capital gain distribution payable	104,307
Payable for investment adviser fee (Note 4)	115,191
Payable for administrative fee (Note 4)	81,365
Payable for Directors’/Trustees’ fees (Note 4)	28,544
Payable for distribution services fee (Note 4)	367,937
Payable for other service fees (Notes 2 and 4)	1,059,825
Accrued expenses (Note 4)	256,123
Total Liabilities	119,315,813
Net assets for 38,248,497,213 shares outstanding	$38,244,885,336
Net Assets Consist of:
Paid-in capital	$38,248,488,397
Total distributable earnings (loss)	(3,603,061)
Total Net Assets	$38,244,885,336
Semi-Annual Shareholder Report
16

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$885,929,982 ÷ 886,013,983 shares outstanding, no par value, unlimited shares authorized	$1.00
Class R Shares:
$45,854,448 ÷ 45,858,735 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$30,878,494,485 ÷ 30,881,408,960 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$2,765,164,205 ÷ 2,765,426,649 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$1,981,952,337 ÷ 1,982,139,071 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$1,080,873,663 ÷ 1,080,976,273 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$53,636,935 ÷ 53,642,028 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$517,390,217 ÷ 517,439,186 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$35,589,064 ÷ 35,592,328 shares outstanding, no par value, unlimited shares authorized	$1.00

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Operations
Six Months Ended January 31, 2023 (unaudited)

Investment Income:
Interest	$478,730,766
Dividends received from affiliated holdings*	25,483,632
TOTAL INCOME	504,214,398
Expenses:
Investment adviser fee (Note 4)	26,654,575
Administrative fee (Note 4)	10,741,586
Custodian fees	359,059
Transfer agent fees (Note 2)	1,334,309
Directors’/Trustees’ fees (Note 4)	63,911
Auditing fees	12,683
Legal fees	5,144
Portfolio accounting fees	139,050
Distribution services fee (Note 4)	2,330,556
Other service fees (Notes 2 and 4)	4,824,811
Share registration costs	329,014
Printing and postage	236,838
Miscellaneous (Note 4)	89,491
TOTAL EXPENSES	47,121,027
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	(12,143,889)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(41,925)
TOTAL WAIVERS AND REIMBURSEMENTS	(12,185,814)
Net expenses	34,935,213
Net investment income	469,279,185
Net realized loss on investments	(3,561,475)
Change in net assets resulting from operations	$465,717,710

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2023	Year Ended 7/31/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$469,279,185	$53,190,187
Net realized gain (loss)	(3,561,475)	143,440
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	465,717,710	53,333,627
Distributions to Shareholders:
Automated Shares	(11,651,780)	(2,585,791)
Class R Shares	(530,659)	(33,725)
Wealth Shares	(376,615,300)	(39,560,633)
Advisor Shares	(32,032,463)	(2,214,414)
Service Shares	(25,672,563)	(3,354,482)
Cash II Shares	(15,080,850)	(1,568,320)
Cash Series Shares	(560,232)	(37,265)
Capital Shares	(6,981,096)	(832,858)
Trust Shares	(360,441)	(2,998,443)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(469,485,384)	(53,185,931)
Share Transactions:
Proceeds from sale of shares	36,523,006,323	19,988,592,929
Net asset value of shares issued to shareholders in payment of distributions declared	442,464,290	49,057,880
Cost of shares redeemed	(17,577,429,068)	(20,256,811,128)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	19,388,041,545	(219,160,319)
Change in net assets	19,384,273,871	(219,012,623)
Net Assets:
Beginning of period	18,860,611,465	19,079,624,088
End of period	$38,244,885,336	$18,860,611,465
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Notes to Financial Statements
January 31, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Prime Cash Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers nine classes of shares: Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determines such liquidity fees or redemption gates are in the best interests of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
Semi-Annual Shareholder Report
20

The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and
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Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $12,185,814 is disclosed in various locations in this Note 2 and Note 4.
Transfer Agent Fees
For the six months ended January 31, 2023, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$308,859	$—
Class R Shares	48,394	—
Wealth Shares	289,954	(52)
Advisor Shares	23,848	—
Service Shares	23,406	—
Cash II Shares	615,096	(9,176)
Cash Series Shares	18,694	—
Capital Shares	5,737	—
Trust Shares	321	(2)
TOTAL	$1,334,309	$(9,230)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Hermes, Inc. A financial intermediary affiliated with management of Federated Hermes, Inc. received $25,557 of other service fees for the six months ended
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January 31, 2023. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended January 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$956,804
Class R Shares	53,148
Service Shares	2,053,503
Cash II Shares	1,469,214
Cash Series Shares	54,573
Capital Shares	208,332
Trust Shares	29,237
TOTAL	$4,824,811
For the six months ended January 31, 2023, the Fund’s Wealth Shares and Advisor Shares did not incur other service fees; however they may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for
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resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	368,897,906	$368,897,906	1,528,635,804	$1,528,635,804
Shares issued to shareholders in payment of distributions declared	11,601,254	11,601,254	2,577,947	2,577,947
Shares redeemed	(206,371,865)	(206,371,865)	(1,854,156,282)	(1,854,156,282)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	174,127,295	$174,127,295	(322,942,531)	$(322,942,531)
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	21,873,275	$21,873,275	17,000,468	$17,000,468
Shares issued to shareholders in payment of distributions declared	528,757	528,757	33,614	33,614
Shares redeemed	(17,787,420)	(17,787,420)	(14,551,648)	(14,551,648)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	4,614,612	$4,614,612	2,482,434	$2,482,434
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	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	30,131,092,170	$30,131,092,170	13,906,013,345	$13,906,013,345
Shares issued to shareholders in payment of distributions declared	352,932,520	352,932,520	35,833,910	35,833,910
Shares redeemed	(13,530,808,538)	(13,530,808,538)	(11,802,119,110)	(11,802,119,110)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	16,953,216,152	$16,953,216,152	2,139,728,145	$2,139,728,145
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	3,145,423,474	$3,145,423,474	1,349,386,951	$1,349,386,951
Shares issued to shareholders in payment of distributions declared	32,032,448	32,032,448	2,214,267	2,214,267
Shares redeemed	(1,438,496,627)	(1,438,496,627)	(513,054,969)	(513,054,969)
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	1,738,959,295	$1,738,959,295	838,546,249	$838,546,249
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,028,389,598	$2,028,389,598	1,344,417,523	$1,344,417,523
Shares issued to shareholders in payment of distributions declared	23,530,687	23,530,687	3,061,138	3,061,138
Shares redeemed	(1,549,480,723)	(1,549,480,723)	(1,579,139,032)	(1,579,139,032)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	502,439,562	$502,439,562	(231,660,371)	$(231,660,371)
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	229,351,550	$229,351,550	610,894,665	$610,894,665
Shares issued to shareholders in payment of distributions declared	14,586,652	14,586,652	1,557,950	1,557,950
Shares redeemed	(464,500,880)	(464,500,880)	(586,846,085)	(586,846,085)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(220,562,678)	$(220,562,678)	25,606,530	$25,606,530
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	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	63,939,105	$63,939,105	61,276,990	$61,276,990
Shares issued to shareholders in payment of distributions declared	552,321	552,321	36,978	36,978
Shares redeemed	(53,131,650)	(53,131,650)	(61,108,129)	(61,108,129)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	11,359,776	$11,359,776	205,839	$205,839
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	482,215,854	$482,215,854	299,364,846	$299,364,846
Shares issued to shareholders in payment of distributions declared	6,342,550	6,342,550	743,705	743,705
Shares redeemed	(282,091,246)	(282,091,246)	(318,414,947)	(318,414,947)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	206,467,158	$206,467,158	(18,306,396)	$(18,306,396)
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	51,823,391	$51,823,391	871,602,337	$871,602,337
Shares issued to shareholders in payment of distributions declared	357,101	357,101	2,998,371	2,998,371
Shares redeemed	(34,760,119)	(34,760,119)	(3,527,420,926)	(3,527,420,926)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	17,420,373	$17,420,373	(2,652,820,218)	$(2,652,820,218)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	19,388,041,545	$19,388,041,545	(219,160,319)	$(219,160,319)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Fund’s Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for
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competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2023, the Adviser voluntarily waived $11,677,541 of its fee and voluntarily reimbursed $9,230 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2023, the Adviser reimbursed $466,348.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class R Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2023, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$108,653	$(10,866)
Cash II Shares	2,061,138	—
Cash Series Shares	130,975	(21,829)
Trust Shares	29,790	—
TOTAL	$2,330,556	$(32,695)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2023, FSC retained $89,314 of fees paid by the Fund.
Other Service Fees
For the six months ended January 31, 2023, FSSC received $24,059 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) including the Fund’s share of fees and expenses of the investments in affiliated funds paid by the Fund’s Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 1.15%, 0.20%, 0.20%, 0.45%, 0.90%, 1.05%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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5. CONCENTRATION OF RISK
A substantial portion of the Fund’s portfolio may be comprised of securities deemed by the Adviser to be in similar sectors. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
6. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2023, the Fund had no outstanding loans. During the six months ended January 31, 2023, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2023, there were no outstanding loans. During the six months ended January 31, 2023, the program was not utilized.
8. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2022 to January 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2022	Ending Account Value 1/31/2023	Expenses Paid During Period[1]
Actual	$1,000.00	$1,016.90	$1.02
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.20	$1.02

1
Expenses are equal to the Fund’s Wealth Shares annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).

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Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Prime Cash Obligations Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were
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provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2021, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund
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shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
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Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated
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Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes Prime Cash Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N625
Q453567 (3/23)
© 2023 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2023

Share Class | Ticker	Institutional | POIXX	Service | PRSXX	Capital | POPXX

Federated Hermes Institutional Prime Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2022 through January 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Other Repurchase Agreements and Repurchase Agreements	36.1%
Variable Rate Instruments	34.1%
Bank Instruments	15.5%
Commercial Paper	9.4%
U.S. Treasury Securities	5.0%
Other Assets and Liabilities—Net[2]	(0.1)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At January 31, 2023, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days[2]	82.8%
8-30 Days	6.1%
31-90 Days	2.9%
91-180 Days	6.7%
181 Days or more	1.6%
Other Assets and Liabilities—Net[3]	(0.1)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Overnight securities comprised 34.0% of the Fund’s portfolio.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
January 31, 2023 (unaudited)
Principal Amount			Value
	[1]	NOTES - VARIABLE— 34.1%
		Aerospace/Auto— 0.1%
$ 20,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 4.670% (SOFR +0.370%), 2/1/2023	$ 20,000,000
		Finance - Banking— 29.9%
47,500,000		Australia & New Zealand Banking Group, Melbourne, 4.650% (SOFR +0.350%), 2/1/2023	47,500,000
23,000,000		Australia & New Zealand Banking Group, Melbourne, 4.650% (SOFR +0.350%), 2/1/2023	22,999,995
27,500,000		Australia & New Zealand Banking Group, Melbourne, 4.680% (SOFR +0.380%), 2/1/2023	27,509,708
30,000,000		Bank of Montreal, 4.860% (SOFR +0.560%), 2/1/2023	30,035,207
60,000,000		Bank of Montreal, 4.950% (SOFR +0.650%), 2/1/2023	59,688,403
110,000,000		Bank of Montreal, 5.000% (SOFR +0.700%), 2/1/2023	110,000,000
60,000,000		Bank of Montreal, 5.000% (SOFR +0.700%), 2/1/2023	60,158,696
50,000,000		Bank of Nova Scotia, Toronto, 4.740% (SOFR +0.440%), 2/1/2023	50,021,235
25,000,000		Bank of Nova Scotia, Toronto, 4.800% (SOFR +0.500%), 2/1/2023	25,021,438
100,000,000		Bank of Nova Scotia, Toronto, 4.800% (SOFR +0.500%), 2/1/2023	100,162,188
20,000,000		Bank of Nova Scotia, Toronto, 4.830% (SOFR +0.530%), 2/1/2023	20,000,000
35,000,000		Bank of Nova Scotia, Toronto, 4.850% (SOFR +0.550%), 2/1/2023	35,042,896
43,500,000		Bank of Nova Scotia, Toronto, 4.850% (SOFR +0.550%), 2/1/2023	43,554,955
20,000,000		Bank of Nova Scotia, Toronto, 4.850% (SOFR +0.550%), 2/1/2023	20,025,946
23,500,000		Bank of Nova Scotia, Toronto, 4.850% (SOFR +0.550%), 2/1/2023	23,529,425
22,000,000		Bank of Nova Scotia, Toronto, 4.900% (SOFR +0.600%), 2/1/2023	22,031,384
10,000,000		Bank of Nova Scotia, Toronto, 4.900% (SOFR +0.600%), 2/1/2023	10,014,511
50,000,000		Bank of Nova Scotia, Toronto, 4.900% (SOFR +0.600%), 2/1/2023	50,086,470
100,000,000		Bank of Nova Scotia, Toronto, 4.900% (SOFR +0.600%), 2/1/2023	100,000,000
125,000,000		Bank of Nova Scotia, Toronto, 4.970% (SOFR +0.670%), 2/1/2023	125,222,681
24,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 4.630% (SOFR +0.330%), 2/1/2023	24,006,734
50,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 4.820% (SOFR +0.520%), 2/1/2023	50,000,000
54,000,000		Canadian Imperial Bank of Commerce, 4.800% (SOFR +0.500%), 2/1/2023	54,053,273
120,000,000		Canadian Imperial Bank of Commerce, 4.800% (SOFR +0.500%), 2/1/2023	120,114,742
120,000,000		Canadian Imperial Bank of Commerce, 4.850% (SOFR +0.550%), 2/1/2023	120,168,700
50,000,000		Canadian Imperial Holdings, Inc., 4.820% (SOFR +0.520%), 2/1/2023	50,057,288
95,000,000		Citibank N.A., New York, 4.720% (SOFR +0.420%), 2/1/2023	95,038,795
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Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 186,000,000		Citibank N.A., New York, 4.720% (SOFR +0.420%), 2/1/2023	$ 186,075,711
100,000,000		Citibank N.A., New York, 4.770% (SOFR +0.470%), 2/1/2023	100,086,828
9,900,000		City Furniture, Inc., (Wells Fargo Bank, N.A. LOC), 4.530%, 2/2/2023	9,900,000
15,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 4.730% (SOFR +0.430%), 2/1/2023	15,009,267
47,500,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 4.750% (SOFR +0.450%), 2/1/2023	47,500,000
20,500,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.670% (SOFR +0.370%), 2/1/2023	20,500,000
50,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.800% (SOFR +0.500%), 2/1/2023	50,000,000
50,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.810% (SOFR +0.510%), 2/1/2023	50,000,000
45,000,000		Commonwealth Bank of Australia, 4.730% (SOFR +0.430%), 2/1/2023	45,000,000
50,000,000		Commonwealth Bank of Australia, 4.800% (SOFR +0.500%), 2/1/2023	50,000,000
25,000,000		Commonwealth Bank of Australia, 4.840% (SOFR +0.540%), 2/1/2023	25,000,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 4.450%, 2/1/2023	16,700,000
3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 4.400%, 2/2/2023	3,000,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 4.400%, 2/2/2023	7,000,000
7,595,000		Gulf Gate Apartments LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 4.510%, 2/2/2023	7,595,000
11,755,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 4.510%, 2/2/2023	11,755,000
9,000,000		Michael Dennis Sullivan Irrevocable Trust, (Wells Fargo Bank, N.A. LOC), 4.400%, 2/2/2023	9,000,000
100,000,000		Mizuho Bank Ltd., 4.860% (SOFR +0.560%), 2/1/2023	100,000,000
32,500,000		MUFG Bank Ltd., 4.700% (SOFR +0.400%), 2/1/2023	32,511,243
55,950,000		MUFG Bank Ltd., 4.790% (SOFR +0.490%), 2/1/2023	55,950,552
71,500,000		MUFG Bank Ltd., 4.850% (SOFR +0.550%), 2/1/2023	71,500,000
50,000,000		National Australia Bank Ltd., Melbourne, 4.700% (SOFR +0.400%), 2/1/2023	50,000,000
37,500,000		National Australia Bank Ltd., Melbourne, 4.750% (SOFR +0.450%), 2/1/2023	37,500,000
45,000,000		National Australia Bank Ltd., Melbourne, 4.750% (SOFR +0.450%), 2/1/2023	45,040,732
84,000,000		National Australia Bank Ltd., Melbourne, 4.750% (SOFR +0.450%), 2/1/2023	84,069,077
22,500,000		National Australia Bank Ltd., Melbourne, 4.840% (SOFR +0.540%), 2/1/2023	22,523,148
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 96,500,000		National Australia Bank Ltd., Melbourne, 4.860% (SOFR +0.560%), 2/1/2023	$ 96,650,344
50,000,000		Nordea Bank Abp, 4.540% (SOFR +0.240%), 2/1/2023	50,011,608
12,500,000		Nordea Bank Abp, 4.550% (SOFR +0.250%), 2/1/2023	12,500,799
36,000,000		Nordea Bank Abp, 4.740% (SOFR +0.440%), 2/1/2023	36,031,199
40,000,000		Nordea Bank Abp, 4.800% (SOFR +0.500%), 2/1/2023	40,000,000
34,000,000		Nuveen Floating Rate Income Fund, (Series A), (Sumitomo Mitsui Banking Corp. LOC), 4.620%, 2/2/2023	34,000,000
3,115,000		Public Building Corp., Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 4.450%, 2/2/2023	3,115,000
50,000,000	[2]	Ridgefield Funding Company, LLC Series A, (BNP Paribas SA COL), 4.700% (SOFR +0.400%), 2/1/2023	50,000,000
35,000,000		Ridgefield Funding Company, LLC Series A, (BNP Paribas SA COL), 4.750% (SOFR +0.450%), 2/1/2023	35,000,000
150,000,000		Royal Bank of Canada, 4.850% (SOFR +0.550%), 2/1/2023	150,134,487
62,500,000		Royal Bank of Canada, 5.050% (SOFR +0.750%), 2/1/2023	62,633,697
35,000,000		Royal Bank of Canada, New York Branch, 4.870% (SOFR +0.570%), 2/1/2023	35,059,341
95,000,000		Royal Bank of Canada, New York Branch, 4.880% (SOFR +0.580%), 2/1/2023	95,152,727
18,965,000		Salem Green, LLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 4.510%, 2/2/2023	18,965,000
300,000,000		Sumitomo Mitsui Trust Bank Ltd., 4.740% (SOFR +0.440%), 2/1/2023	300,000,000
130,500,000		Svenska Handelsbanken, Stockholm, 4.650% (SOFR +0.350%), 2/1/2023	130,500,000
125,000,000		Svenska Handelsbanken, Stockholm, 4.860% (SOFR +0.560%), 2/1/2023	125,000,000
80,295,470		Taxable Tender Option Bond Trust 2021-MIZ9060TX, (Series 2021-MIZ9060TX) VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.590%, 2/1/2023	80,295,470
10,000,000		Taxable Tender Option Bond Trust 2021-MIZ9075TX, (Series MIZ-9075TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 4.590%, 2/1/2023	10,000,000
3,534,874		Taxable Tender Option Bond Trust 2021-MIZ9077TX, (Series 2021-MIZ9077TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 4.590%, 2/1/2023	3,534,874
2,207,606		Taxable Tender Option Bond Trust 2021-MIZ9078TX, (Series 2021-MIZ9078TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 4.590%, 2/1/2023	2,207,606
17,500,000		Toronto Dominion Bank, 4.880% (SOFR +0.580%), 2/1/2023	17,536,905
27,500,000		Toronto Dominion Bank, 4.880% (SOFR +0.580%), 2/1/2023	27,541,573
60,000,000		Triborough Bridge & Tunnel Authority, NY, (Series E Taxable) Weekly VRDNs, (UBS AG LOC), 4.350%, 2/2/2023	60,000,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 7,000,000		Westpac Banking Corp. Ltd., Sydney, 4.700% (SOFR +0.400%), 2/1/2023	$ 7,003,972
99,000,000		Westpac Banking Corp. Ltd., Sydney, 4.750% (SOFR +0.450%), 2/1/2023	99,000,000
150,000,000		Westpac Banking Corp. Ltd., Sydney, 4.750% (SOFR +0.450%), 2/1/2023	150,000,000
40,000,000		Westpac Banking Corp. Ltd., Sydney, 4.800% (SOFR +0.500%), 2/1/2023	40,000,000
136,000,000		Westpac Banking Corp. Ltd., Sydney, 4.800% (SOFR +0.500%), 2/1/2023	136,000,000
45,000,000		Westpac Banking Corp. Ltd., Sydney, 4.840% (SOFR +0.540%), 2/1/2023	45,056,750
22,500,000		Westpac Banking Corp. Ltd., Sydney, 4.840% (SOFR +0.540%), 2/1/2023	22,530,451
5,870,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 4.570%, 2/2/2023	5,870,000
		TOTAL	4,630,593,031
		Finance - Retail— 2.4%
10,000,000		Chariot Funding LLC, 4.660% (SOFR +0.360%), 2/1/2023	10,000,000
45,000,000		Chariot Funding LLC, 4.850% (SOFR +0.550%), 2/1/2023	45,000,000
45,000,000		Fairway Finance Co. LLC, 4.700% (SOFR +0.400%), 2/1/2023	45,000,000
61,750,000		Old Line Funding, LLC, 4.700% (SOFR +0.400%), 2/1/2023	61,750,000
47,500,000		Old Line Funding, LLC, 4.760% (SOFR +0.460%), 2/1/2023	47,500,000
42,500,000		Old Line Funding, LLC, 4.800% (SOFR +0.500%), 2/1/2023	42,500,000
40,000,000		Old Line Funding, LLC, 4.820% (SOFR +0.520%), 2/1/2023	40,000,000
45,000,000		Old Line Funding, LLC, 4.870% (SOFR +0.570%), 2/1/2023	45,032,735
25,000,000		Thunder Bay Funding, LLC, 4.730% (SOFR +0.430%), 2/1/2023	25,000,000
		TOTAL	361,782,735
		Government Agency— 1.7%
12,785,000		1320 W Jefferson LLC, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/1/2023	12,785,000
51,450,000		Archer 1 LLC, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/2/2023	51,450,000
9,015,000		Austen Children’s Gift Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/2/2023	9,015,000
6,830,000		Baker Life Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 4.400%, 2/2/2023	6,830,000
34,850,000		BWF Forge TL Properties Owner LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/2/2023	34,850,000
5,705,000		Catania Family Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/2/2023	5,705,000
4,270,000		Jim Brooks Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 4.390%, 2/2/2023	4,270,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Government Agency— continued
$ 11,570,000		Joseph L. Goggins Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 4.400%, 2/2/2023	$ 11,570,000
3,655,000		Karyn Brooks Descendants Trust, (Federal Home Loan Bank of Dallas LOC), 4.390%, 2/2/2023	3,655,000
6,380,000		MHF DKF Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/1/2023	6,380,000
17,030,000		Mohr Green Associates L.P., 2012-A, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/2/2023	17,030,000
22,610,000		NWD 2017 Family Trust No. 1, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/2/2023	22,610,000
9,080,000		Park Stanton Place LP, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/2/2023	9,080,000
2,205,000		Plaza Fitzsimons Owner, LLC, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/1/2023	2,205,000
5,010,000		R.J. Brooks Jr. Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 4.390%, 2/2/2023	5,010,000
6,980,000		RK Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/2/2023	6,980,000
3,500,000		Rohnert Park 668, L.P., (Federal Home Loan Bank of San Francisco LOC), 4.813%, 2/2/2023	3,500,000
6,255,000		Sibley Family Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 4.400%, 2/2/2023	6,255,000
6,610,000		The CLC Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 4.400%, 2/2/2023	6,610,000
5,120,000		The Eugene Kim Irrevocable Life Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/2/2023	5,120,000
22,830,000		The Gregory P. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 4.400%, 2/1/2023	22,830,000
5,740,000		The Leopold Family Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/2/2023	5,740,000
5,975,000		The Thompson 2018 Family Trust, (Federal Home Loan Bank of Dallas LOC), 4.390%, 2/2/2023	5,975,000
		TOTAL	265,455,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $5,275,593,417)	5,277,830,766
	[3]	COMMERCIAL PAPER— 9.4%
		Finance - Banking— 5.9%
10,000,000		Albion Capital LLC, (MUFG Bank Ltd. LIQ), 4.535%, 2/16/2023	9,981,167
195,000,000		Anglesea Funding LLC, 4.383% - 5.034%, 2/1/2023 - 7/19/2023	193,954,172
60,000,000		Bank of Montreal, 2.800%, 5/9/2023	60,000,000
40,000,000		Canadian Imperial Bank of Commerce, 2.069%, 3/20/2023	39,760,107
50,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 5.055%, 7/24/2023	48,807,616
21,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.055%, 7/24/2023	20,499,199
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[3]	COMMERCIAL PAPER— continued
		Finance - Banking— continued
$ 200,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 5.034%, 7/25/2023	$ 195,239,028
70,000,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 4.823%, 5/5/2023	69,137,106
22,000,000		National Australia Bank Ltd., Melbourne, 3.843%, 6/15/2023	21,599,050
89,500,000		Royal Bank of Canada, 2.229% - 4.050%, 3/29/2023 - 8/23/2023	87,528,070
122,000,000		Toronto Dominion Bank, 2.903%, 5/31/2023	120,098,426
55,000,000		Victory Receivables Corp., (MUFG Bank Ltd. LIQ), 4.809%, 4/17/2023	54,451,491
		TOTAL	921,055,432
		Finance - Retail— 0.4%
7,500,000		Fairway Finance Co. LLC, 5.043%, 7/24/2023	7,318,967
50,000,000		Thunder Bay Funding, LLC, 5.091%, 8/2/2023	48,746,222
		TOTAL	56,065,189
		Insurance— 1.9%
300,000,000		UnitedHealth Group, Inc., 4.323%, 2/1/2023	300,000,000
		Oil & Oil Finance— 0.3%
42,400,000		TotalEnergies Capital Canada Ltd., 4.351%, 2/3/2023	42,389,777
		Sovereign— 0.9%
115,000,000		BNG Bank N.V., 4.341% - 4.553%, 2/1/2023 - 2/27/2023	114,754,354
30,000,000		Export Development Canada, (Canada, Government of SUB), 5.203%, 11/9/2023	28,829,167
		TOTAL	143,583,521
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $1,464,607,005)	1,463,093,919
		CERTIFICATES OF DEPOSIT— 9.1%
		Finance - Banking— 9.1%
66,500,000		Bank of Montreal, 2.850% - 5.470%, 5/24/2023 - 1/8/2024	66,435,127
325,000,000		Credit Agricole Corporate and Investment Bank, 4.310% - 4.490%, 2/1/2023 - 2/7/2023	325,000,000
335,500,000		Mizuho Bank Ltd., 4.360% - 4.810%, 2/1/2023 - 5/4/2023	335,504,067
406,500,000		Sumitomo Mitsui Trust Bank Ltd., 4.770% - 4.830%, 4/13/2023 - 5/16/2023	406,541,672
205,000,000		Toronto Dominion Bank, 2.800% - 4.070%, 5/5/2023 - 7/18/2023	203,882,621
70,000,000		Toronto Dominion Bank, 5.250%, 1/25/2024	70,006,090
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $1,408,499,723)	1,407,369,577
		TIME DEPOSITS— 6.4%
		Finance - Banking— 6.4%
770,000,000		ABN Amro Bank NV, 4.330% - 4.510%, 2/1/2023 - 2/7/2023	770,000,000
125,000,000		Australia & New Zealand Banking Group, Melbourne, 4.360%, 2/3/2023	125,000,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
		TIME DEPOSITS— continued
		Finance - Banking— continued
$ 100,000,000		Mizuho Bank Ltd., 4.320%, 2/1/2023	$ 100,000,000
		TOTAL TIME DEPOSITS (IDENTIFIED COST $995,000,000)	995,000,000
		U.S. TREASURY— 5.0%
		U.S. Treasury Bills— 4.7%
730,000,000		United States Treasury Bill, 4.490%, 2/23/2023	727,996,960
		U.S. Treasury Notes— 0.3%
50,000,000	[1]	United States Treasury Floating Rate Notes, 4.682% (91-day T-Bill +0.034%), 2/7/2023	50,026,920
		TOTAL U.S. TREASURY (IDENTIFIED COST $777,997,938)	778,023,880
		OTHER REPURCHASE AGREEMENTS— 16.8%
		Finance - Banking— 16.8%
288,625,000		BNP Paribas S.A., 4.40%, dated 1/31/2023, interest in a $350,000,000 collateralized loan agreement will repurchase securities provided as collateral for $350,042,778 on 02/01/2023, in which asset-backed securities, corporate bonds, collateralized mortgage obligations, medium-term note and sovereign debt with a market value of $358,110,649 have been received as collateral and held with BNY Mellon as tri-party agent.	288,625,000
60,000,000		BofA Securities, Inc., 4.39%, dated 1/31/2023, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,009,146 on 02/03/2023, in which corporate bonds with a market value of $76,509,399 have been received as collateral and held with BNY Mellon as tri-party agent.	60,000,000
100,000,000		BofA Securities, Inc., 5.19%, dated 9/4/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $101,297,500 on 5/4/2023, in which American depositary receipts, convertible bonds, exchange-traded funds and sovereign debt with a market value of $102,405,932 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
150,000,000		BofA Securities, Inc., 4.66%, dated 12/13/2022, interest in a $165,000,000 collateralized loan agreement will repurchase securities provided as collateral for $165,149,508 on 2/10/2023, in which corporate bonds and medium-term note with a market value of $168,321,047 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
200,000,000		BofA Securities, Inc., 5.11%, dated 12/6/2022, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $226,117,813 on 2/10/2023, in which asset-backed securities and collateralized mortgage obligations with a market value of $229,530,919 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
Semi-Annual Shareholder Report
8

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 250,000,000
BofA Securities, Inc., 5.19%, dated 9/9/2020, interest in a
$250,000,000 collateralized loan agreement will repurchase
securities provided as collateral for $253,243,750 on 5/4/2023, in which American depositary receipt, asset-backed securities,
corporate bond, convertible bonds and medium-term with a market value of $256,014,831 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 250,000,000
125,000,000	Credit Agricole S.A., 4.72%, dated 6/24/2022, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,275,333 on 2/10/2023, in which asset-backed securities, corporate bonds, collateralized mortgage obligations and sovereign debt with a market value of $306,126,468 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
280,000,000	Credit Agricole S.A., 4.62%, dated 6/24/2022, interest in a $800,000,000 collateralized loan agreement will repurchase securities provided as collateral for $800,718,667 on 2/10/2023, in which asset-backed securities, corporate bonds, collateralized mortgage obligations, medium-term note and sovereign debt with a market value of $816,155,252 have been received as collateral and held with BNY Mellon as tri-party agent.	280,000,000
45,000,000	HSBC Securities (USA), Inc., 4.42%, dated 1/31/2023, interest in a $245,000,000 collateralized loan agreement will repurchase securities provided as collateral for $245,030,081 on 2/01/2023, in which corporate bonds, medium-term notes and Sovereign debt with a market value of $249,900,000 have been received as collateral and held with BNY Mellon as tri-party agent.	45,000,000
44,625,000	ING Financial Markets LLC, 4.39%, dated 1/31/2023, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,006,097 on 2/1/2023, in which corporate bonds, medium-term note and sovereign debt with a market value of $51,006,594 have been received as collateral and held with BNY Mellon as tri-party agent.	44,625,000
65,000,000	J.P. Morgan Securities LLC, 4.82%, dated 1/23/2023, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $251,004,167 on 02/22/2023, in which asset-backed securities, collateralized mortgage obligation, corporate bonds, medium-term notes and Sovereign debt with a market value of $255,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	65,000,000
50,000,000	Mizuho Securities USA, Inc., 4.42%, dated 1/31/2023, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,012,278 on 2/01/2023, in which asset-backed securities and corporate bonds with a market value of $102,012,524 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
Semi-Annual Shareholder Report
9

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 85,000,000
Mizuho Securities USA, Inc., 4.47%, dated 1/31/2023, interest in a
$150,000,000 collateralized loan agreement will repurchase
securities provided as collateral for $150,018,625 on 2/01/2023, in which common stocks with a market value of $153,019,001 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 85,000,000
78,625,000	Mitsubishi UFG Securities Americas, Inc., 4.47%, dated 1/31/2023, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,037,250 on 2/1/2023, in which American depositary receipts, common stocks, corporate bonds, exchange-traded funds, unit investment trust and municipal bonds with a market value of $306,038,896 have been received as collateral and held with BNY Mellon as tri-party agent.	78,625,000
135,000,000	Pershing LLC, 4.82%, dated 7/14/2022, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,281,167 on 2/10/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, common stocks, convertible bond, certificate deposit, exchange-traded funds, medium-term notes, municipal bonds, mutual funds and sovereign debt of with a market value of $306,038,845 have been received as collateral and held with BNY Mellon as tri-party agent.	135,000,000
125,000,000	Societe Generale, Paris, 4.38%, dated 1/31/2023, interest in a $350,000,000 collateralized loan agreement will repurchase securities provided as collateral for $350,042,583 on 2/1/2023, in which asset-backed securities, corporate bonds, collateralized mortgage obligations, medium-term note and sovereign debt with a market value of $357,246,293 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
300,625,000	Societe Generale, Paris, 4.47%, dated 1/31/2023, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,080,708 on 2/1/2023, in which asset-backed securities, corporate bonds, collateralized mortgage obligations and medium-term with a market value of $663,082,322 have been received as collateral and held with BNY Mellon as tri-party agent.	300,625,000
86,150,000	Standard Chartered Bank, 4.38%, dated 1/31/2023, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,018,250 on 2/1/2023, in which treasury bonds and treasury notes with a market value of $153,018,623 have been received as collateral and held with BNY Mellon as tri-party agent.	86,150,000
125,000,000	Wells Fargo Securities LLC, 5.17%, dated 2/3/2022, interest in a $125,000,000 collateralized loan agreement will repurchase securities provided as collateral for $126,633,576 on 04/10/2023, in which certificate of deposit with a market value of $127,921,140 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $2,593,650,000)	2,593,650,000
Semi-Annual Shareholder Report
10

Principal Amount		Value
	REPURCHASE AGREEMENTS— 19.3%
	Finance - Banking— 19.3%
$2,000,000,000
Interest in $2,000,000,000 joint repurchase agreement 4.30%, dated 1/31/2023 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $2,000,238,889 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2040 and the market value of those underlying securities was $2,000,238,961.
		$ 2,000,000,000
484,000,000	Interest in $2,000,000,000 joint repurchase agreement 4.30%, dated 1/31/2023 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $2,000,238,889 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2052 and the market value of those underlying securities was $2,040,243,667.	484,000,000
500,000,000	Interest in $1,650,000,000 joint repurchase agreement 4.30%, dated 1/31/2023 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,650,197,083 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2053 and the market value of those underlying securities was $1,683,201,025.	500,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $2,984,000,000)	2,984,000,000
	TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $15,499,348,083)[4]	15,498,968,142
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[5]	(16,530,121)
	TOTAL NET ASSETS—100%	$15,482,438,021

1
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or
(b) is subject to a contractual restriction on public sales. At January 31, 2023, these restricted securities amounted to $50,000,000, which represented 0.3% of total net assets.

3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
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11

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2023, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
GTD	—Guaranteed
LIQ	—Liquidity Agreement
LLP	—Limited Liability Partnership
LOC	—Letter of Credit
MHF	—Maryland Housing Fund
SOFR	—Secured Overnight Financing Rate
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$0.9998	$1.0005	$1.0007	$1.0004	$1.0003	$1.0003
Income From Investment Operations:
Net investment income (loss)	0.0168[1]	0.0037[1]	0.0008	0.0136	0.0239	0.0156
Net realized and unrealized gain (loss)	0.0005	(0.0008)	(0.0002)	0.0003	0.0001	0.0000[2]
Total From Investment Operations	0.0173	0.0029	0.0006	0.0139	0.0240	0.0156
Less Distributions:
Distributions from net investment income	(0.0168)	(0.0036)	(0.0008)	(0.0136)	(0.0239)	(0.0156)
Net Asset Value, End of Period	$1.0003	$0.9998	$1.0005	$1.0007	$1.0004	$1.0003
Total Return[3]	1.75%	0.29%	0.05%	1.39%	2.43%	1.57%
Ratios to Average Net Assets:
Net expenses[4]	0.18%[5]	0.16%	0.15%	0.15%	0.15%	0.17%
Net investment income	3.34%[5]	0.38%	0.08%	1.37%	2.41%	1.62%
Expense waiver/ reimbursement[6]	0.10%[5]	0.12%	0.13%	0.13%	0.13%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,470,601	$14,232,133	$15,298,656	$23,611,390	$21,146,776	$10,941,508

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
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Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$0.9997	$1.0005	$1.0007	$1.0004	$1.0002	$1.0003
Income From Investment Operations:
Net investment income (loss)	0.0156[1]	0.0019[1]	0.0001	0.0112	0.0218	0.0134
Net realized and unrealized gain (loss)	0.0006	(0.0002)	(0.0002)	0.0003	0.0002	0.0000[2]
Total From Investment Operations	0.0162	0.0017	(0.0001)	0.0115	0.0220	0.0134
Less Distributions:
Distributions from net investment income	(0.0156)	(0.0025)	(0.0001)	(0.0112)	(0.0218)	(0.0135)
Net Asset Value, End of Period	$1.0003	$0.9997	$1.0005	$1.0007	$1.0004	$1.0002
Total Return[3]	1.63%	0.17%	(0.01)%	1.15%	2.22%	1.35%
Ratios to Average Net Assets:
Net expenses[4]	0.43%[5]	0.26%	0.24%	0.40%	0.37%	0.39%
Net investment income	3.10%[5]	0.18%	0.01%	1.22%	2.21%	1.33%
Expense waiver/reimbursement[6]	0.10%[5]	0.25%	0.28%	0.13%	0.13%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,837	$12,713	$32,413	$83,818	$93,979	$47,817

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
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14

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022[1]	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.0012	$1.0005	$1.0008	$1.0004	$1.0002	$1.0002
Income From Investment Operations:
Net investment income (loss)	0.0166[2]	0.0001[2]	0.0006	0.0131	0.0234	0.0151
Net realized and unrealized gain (loss)	(0.0013)	0.0038	(0.0005)	0.0004	0.0002	0.0000[3]
Total From Investment Operations	0.0153	0.0039	0.0001	0.0135	0.0236	0.0151
Less Distributions:
Distributions from net investment income	(0.0166)	(0.0032)	(0.0004)	(0.0131)	(0.0234)	(0.0151)
Net Asset Value, End of Period	$0.9999	$1.0012	$1.0005	$1.0008	$1.0004	$1.0002
Total Return[4]	1.65%	0.39%	0.01%	1.35%	2.39%	1.52%
Ratios to Average Net Assets:
Net expenses[5]	0.22%[6]	0.16%	0.20%	0.20%	0.20%	0.23%
Net investment income	3.25%[6]	0.01%	0.05%	1.19%	2.31%	1.52%
Expense waiver/reimbursement[7]	0.10%[6]	0.17%	0.13%	0.13%	0.13%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$0[8]	$0[8]	$4,501	$23,527	$14,374	$25,206

1
Certain ratios included in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized gain/loss amounts. Such differences are immaterial.

2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.0001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

8	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
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15

Statement of Assets and Liabilities
January 31, 2023 (unaudited)

Assets:
Investment in repurchase agreements and other repurchase agreements	$5,577,650,000
Investment in securities	9,921,318,142
Investment in securities, at value (identified cost $15,499,348,083)	15,498,968,142
Cash	491,777
Income receivable	29,017,806
Total Assets	15,528,477,725
Liabilities:
Income distribution payable	45,750,094
Payable for investment adviser fee (Note 5)	42,247
Payable for administrative fee (Note 5)	33,189
Payable for Directors’/Trustees’ fees (Note 5)	16,053
Accrued expenses (Note 5)	198,121
Total Liabilities	46,039,704
Net assets for 15,478,355,007 shares outstanding	$15,482,438,021
Net Assets Consist of:
Paid-in capital	$15,484,239,807
Total distributable earnings (loss)	(1,801,786)
Total Net Assets	$15,482,438,021
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$15,470,601,344 ÷ 15,466,521,335 shares outstanding, no par value, unlimited shares authorized	$1.0003
Service Shares:
$11,836,577 ÷ 11,833,572 shares outstanding, no par value, unlimited shares authorized	$1.0003
Capital Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$0.9999*

*	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
See Notes which are an integral part of the Financial Statements
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16

Statement of Operations
Six Months Ended January 31, 2023 (unaudited)

Investment Income:
Interest	$265,938,005
Expenses:
Investment adviser fee (Note 5)	15,074,432
Administrative fee (Note 5)	5,902,297
Custodian fees	219,943
Transfer agent fees	34,347
Directors’/Trustees’ fees (Note 5)	42,783
Auditing fees	13,290
Legal fees	5,143
Portfolio accounting fees	114,608
Other service fees (Notes 2 and 5)	15,220
Share registration costs	44,589
Printing and postage	11,580
Miscellaneous (Note 5)	48,902
TOTAL EXPENSES	21,527,134
Waiver of investment adviser fee (Note 5)	(7,575,602)
Net expenses	13,951,532
Net investment income	251,986,473
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	15,265
Net change in unrealized depreciation of investments	7,527,225
Net realized and unrealized gain (loss) on investments	7,542,490
Change in net assets resulting from operations	$259,528,963
See Notes which are an integral part of the Financial Statements
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17

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2023	Year Ended 7/31/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$251,986,473	$50,302,148
Net realized gain (loss)	15,265	54,512
Net change in unrealized appreciation/depreciation	7,527,225	(9,036,105)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	259,528,963	41,320,555
Distributions to Shareholders:
Institutional Shares	(251,889,437)	(50,220,717)
Service Shares	(190,848)	(41,365)
Capital Shares	(2)	(48)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(252,080,287)	(50,262,130)
Share Transactions:
Proceeds from sale of shares	14,824,866,983	24,614,918,258
Net asset value of shares issued to shareholders in payment of distributions declared	46,759,820	8,299,365
Cost of shares redeemed	(13,641,483,543)	(25,705,000,012)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,230,143,260	(1,081,782,389)
Change in net assets	1,237,591,936	(1,090,723,964)
Net Assets:
Beginning of period	14,244,846,085	15,335,570,049
End of period	$15,482,438,021	$14,244,846,085
See Notes which are an integral part of the Financial Statements
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18

Notes to Financial Statements
January 31, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the ”Adviser”).
◾
Fixed-income securities with remaining maturities of 60 days or less are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation
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19

determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
◾
Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in
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20

accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and
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21

Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $7,575,602 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares and Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended January 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$15,220
For the six months ended January 31, 2023, the Fund’s Institutional Shares and Capital Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	14,716,384,823	$14,715,204,781	24,232,087,166	$24,233,003,776
Shares issued to shareholders in payment of distributions declared	46,657,815	46,659,133	8,283,360	8,282,176
Shares redeemed	(13,531,863,278)	(13,530,838,430)	(25,296,641,390)	(25,298,888,431)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,231,179,360	$1,231,025,484	(1,056,270,864)	$(1,057,602,479)
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23

	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	109,666,754	$109,662,202	381,843,923	$381,914,482
Shares issued to shareholders in payment of distributions declared	100,690	100,687	17,154	17,151
Shares redeemed	(110,650,802)	(110,645,113)	(401,541,566)	(401,611,014)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(883,358)	$(882,224)	(19,680,489)	$(19,679,381)
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	38	38
Shares redeemed	—	—	(4,498,390)	(4,500,567)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	—	$—	(4,498,352)	$(4,500,529)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,230,296,002	$1,230,143,260	(1,080,449,705)	$(1,081,782,389)
4. FEDERAL TAX INFORMATION
At January 31, 2023, the cost of investments for federal tax purposes was $15,499,348,083. The net unrealized depreciation of investments for federal tax purposes was $379,941. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $2,726,893 and unrealized depreciation from investments for those securities having an excess of cost over value of $3,106,834.
As of July 31, 2022, the Fund had a capital loss carryforward of $1,400,723 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,400,723	$—	$1,400,723
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24

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2023, the Adviser voluntarily waived $7,575,602 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended January 31, 2023, FSSC received $130 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of January 31, 2023, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2023, the Fund had no outstanding loans. During the six months ended January 31, 2023, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2023, there were no outstanding loans. During the six months ended January 31, 2023, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal
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course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2022 to January 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2022	Ending Account Value 1/31/2023	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,017.50	$0.92
Service Shares	$1,000	$1,016.30	$2.19
Capital Shares	$1,000	$1,016.50	$1.12
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.30	$0.92
Service Shares	$1,000	$1,023.04	$2.19
Capital Shares	$1,000	$1,024.10	$1.12

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.18%
Service Shares	0.43%
Capital Shares	0.22%
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Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Institutional Prime Obligations Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were
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provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2021, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund
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shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
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Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated
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Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report
39

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
40

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
41

Federated Hermes Institutional Prime Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N203
CUSIP 60934N708
CUSIP 608919767
Q450200 (3/23)
© 2023 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2023

Share Class | Ticker	Institutional | POIXX

Federated Hermes Institutional Prime Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2022 through January 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Other Repurchase Agreements and Repurchase Agreements	36.1%
Variable Rate Instruments	34.1%
Bank Instruments	15.5%
Commercial Paper	9.4%
U.S. Treasury Securities	5.0%
Other Assets and Liabilities—Net[2]	(0.1)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At January 31, 2023, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days[2]	82.8%
8-30 Days	6.1%
31-90 Days	2.9%
91-180 Days	6.7%
181 Days or more	1.6%
Other Assets and Liabilities—Net[3]	(0.1)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Overnight securities comprised 34.0% of the Fund’s portfolio.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2023 (unaudited)
Principal Amount			Value
	[1]	NOTES - VARIABLE— 34.1%
		Aerospace/Auto— 0.1%
$ 20,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 4.670% (SOFR +0.370%), 2/1/2023	$ 20,000,000
		Finance - Banking— 29.9%
47,500,000		Australia & New Zealand Banking Group, Melbourne, 4.650% (SOFR +0.350%), 2/1/2023	47,500,000
23,000,000		Australia & New Zealand Banking Group, Melbourne, 4.650% (SOFR +0.350%), 2/1/2023	22,999,995
27,500,000		Australia & New Zealand Banking Group, Melbourne, 4.680% (SOFR +0.380%), 2/1/2023	27,509,708
30,000,000		Bank of Montreal, 4.860% (SOFR +0.560%), 2/1/2023	30,035,207
60,000,000		Bank of Montreal, 4.950% (SOFR +0.650%), 2/1/2023	59,688,403
110,000,000		Bank of Montreal, 5.000% (SOFR +0.700%), 2/1/2023	110,000,000
60,000,000		Bank of Montreal, 5.000% (SOFR +0.700%), 2/1/2023	60,158,696
50,000,000		Bank of Nova Scotia, Toronto, 4.740% (SOFR +0.440%), 2/1/2023	50,021,235
25,000,000		Bank of Nova Scotia, Toronto, 4.800% (SOFR +0.500%), 2/1/2023	25,021,438
100,000,000		Bank of Nova Scotia, Toronto, 4.800% (SOFR +0.500%), 2/1/2023	100,162,188
20,000,000		Bank of Nova Scotia, Toronto, 4.830% (SOFR +0.530%), 2/1/2023	20,000,000
35,000,000		Bank of Nova Scotia, Toronto, 4.850% (SOFR +0.550%), 2/1/2023	35,042,896
43,500,000		Bank of Nova Scotia, Toronto, 4.850% (SOFR +0.550%), 2/1/2023	43,554,955
20,000,000		Bank of Nova Scotia, Toronto, 4.850% (SOFR +0.550%), 2/1/2023	20,025,946
23,500,000		Bank of Nova Scotia, Toronto, 4.850% (SOFR +0.550%), 2/1/2023	23,529,425
22,000,000		Bank of Nova Scotia, Toronto, 4.900% (SOFR +0.600%), 2/1/2023	22,031,384
10,000,000		Bank of Nova Scotia, Toronto, 4.900% (SOFR +0.600%), 2/1/2023	10,014,511
50,000,000		Bank of Nova Scotia, Toronto, 4.900% (SOFR +0.600%), 2/1/2023	50,086,470
100,000,000		Bank of Nova Scotia, Toronto, 4.900% (SOFR +0.600%), 2/1/2023	100,000,000
125,000,000		Bank of Nova Scotia, Toronto, 4.970% (SOFR +0.670%), 2/1/2023	125,222,681
24,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 4.630% (SOFR +0.330%), 2/1/2023	24,006,734
50,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 4.820% (SOFR +0.520%), 2/1/2023	50,000,000
54,000,000		Canadian Imperial Bank of Commerce, 4.800% (SOFR +0.500%), 2/1/2023	54,053,273
120,000,000		Canadian Imperial Bank of Commerce, 4.800% (SOFR +0.500%), 2/1/2023	120,114,742
120,000,000		Canadian Imperial Bank of Commerce, 4.850% (SOFR +0.550%), 2/1/2023	120,168,700
50,000,000		Canadian Imperial Holdings, Inc., 4.820% (SOFR +0.520%), 2/1/2023	50,057,288
95,000,000		Citibank N.A., New York, 4.720% (SOFR +0.420%), 2/1/2023	95,038,795
Semi-Annual Shareholder Report
2

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 186,000,000		Citibank N.A., New York, 4.720% (SOFR +0.420%), 2/1/2023	$ 186,075,711
100,000,000		Citibank N.A., New York, 4.770% (SOFR +0.470%), 2/1/2023	100,086,828
9,900,000		City Furniture, Inc., (Wells Fargo Bank, N.A. LOC), 4.530%, 2/2/2023	9,900,000
15,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 4.730% (SOFR +0.430%), 2/1/2023	15,009,267
47,500,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 4.750% (SOFR +0.450%), 2/1/2023	47,500,000
20,500,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.670% (SOFR +0.370%), 2/1/2023	20,500,000
50,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.800% (SOFR +0.500%), 2/1/2023	50,000,000
50,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.810% (SOFR +0.510%), 2/1/2023	50,000,000
45,000,000		Commonwealth Bank of Australia, 4.730% (SOFR +0.430%), 2/1/2023	45,000,000
50,000,000		Commonwealth Bank of Australia, 4.800% (SOFR +0.500%), 2/1/2023	50,000,000
25,000,000		Commonwealth Bank of Australia, 4.840% (SOFR +0.540%), 2/1/2023	25,000,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 4.450%, 2/1/2023	16,700,000
3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 4.400%, 2/2/2023	3,000,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 4.400%, 2/2/2023	7,000,000
7,595,000		Gulf Gate Apartments LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 4.510%, 2/2/2023	7,595,000
11,755,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 4.510%, 2/2/2023	11,755,000
9,000,000		Michael Dennis Sullivan Irrevocable Trust, (Wells Fargo Bank, N.A. LOC), 4.400%, 2/2/2023	9,000,000
100,000,000		Mizuho Bank Ltd., 4.860% (SOFR +0.560%), 2/1/2023	100,000,000
32,500,000		MUFG Bank Ltd., 4.700% (SOFR +0.400%), 2/1/2023	32,511,243
55,950,000		MUFG Bank Ltd., 4.790% (SOFR +0.490%), 2/1/2023	55,950,552
71,500,000		MUFG Bank Ltd., 4.850% (SOFR +0.550%), 2/1/2023	71,500,000
50,000,000		National Australia Bank Ltd., Melbourne, 4.700% (SOFR +0.400%), 2/1/2023	50,000,000
37,500,000		National Australia Bank Ltd., Melbourne, 4.750% (SOFR +0.450%), 2/1/2023	37,500,000
45,000,000		National Australia Bank Ltd., Melbourne, 4.750% (SOFR +0.450%), 2/1/2023	45,040,732
84,000,000		National Australia Bank Ltd., Melbourne, 4.750% (SOFR +0.450%), 2/1/2023	84,069,077
22,500,000		National Australia Bank Ltd., Melbourne, 4.840% (SOFR +0.540%), 2/1/2023	22,523,148
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 96,500,000		National Australia Bank Ltd., Melbourne, 4.860% (SOFR +0.560%), 2/1/2023	$ 96,650,344
50,000,000		Nordea Bank Abp, 4.540% (SOFR +0.240%), 2/1/2023	50,011,608
12,500,000		Nordea Bank Abp, 4.550% (SOFR +0.250%), 2/1/2023	12,500,799
36,000,000		Nordea Bank Abp, 4.740% (SOFR +0.440%), 2/1/2023	36,031,199
40,000,000		Nordea Bank Abp, 4.800% (SOFR +0.500%), 2/1/2023	40,000,000
34,000,000		Nuveen Floating Rate Income Fund, (Series A), (Sumitomo Mitsui Banking Corp. LOC), 4.620%, 2/2/2023	34,000,000
3,115,000		Public Building Corp., Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 4.450%, 2/2/2023	3,115,000
50,000,000	[2]	Ridgefield Funding Company, LLC Series A, (BNP Paribas SA COL), 4.700% (SOFR +0.400%), 2/1/2023	50,000,000
35,000,000		Ridgefield Funding Company, LLC Series A, (BNP Paribas SA COL), 4.750% (SOFR +0.450%), 2/1/2023	35,000,000
150,000,000		Royal Bank of Canada, 4.850% (SOFR +0.550%), 2/1/2023	150,134,487
62,500,000		Royal Bank of Canada, 5.050% (SOFR +0.750%), 2/1/2023	62,633,697
35,000,000		Royal Bank of Canada, New York Branch, 4.870% (SOFR +0.570%), 2/1/2023	35,059,341
95,000,000		Royal Bank of Canada, New York Branch, 4.880% (SOFR +0.580%), 2/1/2023	95,152,727
18,965,000		Salem Green, LLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 4.510%, 2/2/2023	18,965,000
300,000,000		Sumitomo Mitsui Trust Bank Ltd., 4.740% (SOFR +0.440%), 2/1/2023	300,000,000
130,500,000		Svenska Handelsbanken, Stockholm, 4.650% (SOFR +0.350%), 2/1/2023	130,500,000
125,000,000		Svenska Handelsbanken, Stockholm, 4.860% (SOFR +0.560%), 2/1/2023	125,000,000
80,295,470		Taxable Tender Option Bond Trust 2021-MIZ9060TX, (Series 2021-MIZ9060TX) VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.590%, 2/1/2023	80,295,470
10,000,000		Taxable Tender Option Bond Trust 2021-MIZ9075TX, (Series MIZ-9075TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 4.590%, 2/1/2023	10,000,000
3,534,874		Taxable Tender Option Bond Trust 2021-MIZ9077TX, (Series 2021-MIZ9077TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 4.590%, 2/1/2023	3,534,874
2,207,606		Taxable Tender Option Bond Trust 2021-MIZ9078TX, (Series 2021-MIZ9078TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 4.590%, 2/1/2023	2,207,606
17,500,000		Toronto Dominion Bank, 4.880% (SOFR +0.580%), 2/1/2023	17,536,905
27,500,000		Toronto Dominion Bank, 4.880% (SOFR +0.580%), 2/1/2023	27,541,573
60,000,000		Triborough Bridge & Tunnel Authority, NY, (Series E Taxable) Weekly VRDNs, (UBS AG LOC), 4.350%, 2/2/2023	60,000,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 7,000,000		Westpac Banking Corp. Ltd., Sydney, 4.700% (SOFR +0.400%), 2/1/2023	$ 7,003,972
99,000,000		Westpac Banking Corp. Ltd., Sydney, 4.750% (SOFR +0.450%), 2/1/2023	99,000,000
150,000,000		Westpac Banking Corp. Ltd., Sydney, 4.750% (SOFR +0.450%), 2/1/2023	150,000,000
40,000,000		Westpac Banking Corp. Ltd., Sydney, 4.800% (SOFR +0.500%), 2/1/2023	40,000,000
136,000,000		Westpac Banking Corp. Ltd., Sydney, 4.800% (SOFR +0.500%), 2/1/2023	136,000,000
45,000,000		Westpac Banking Corp. Ltd., Sydney, 4.840% (SOFR +0.540%), 2/1/2023	45,056,750
22,500,000		Westpac Banking Corp. Ltd., Sydney, 4.840% (SOFR +0.540%), 2/1/2023	22,530,451
5,870,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 4.570%, 2/2/2023	5,870,000
		TOTAL	4,630,593,031
		Finance - Retail— 2.4%
10,000,000		Chariot Funding LLC, 4.660% (SOFR +0.360%), 2/1/2023	10,000,000
45,000,000		Chariot Funding LLC, 4.850% (SOFR +0.550%), 2/1/2023	45,000,000
45,000,000		Fairway Finance Co. LLC, 4.700% (SOFR +0.400%), 2/1/2023	45,000,000
61,750,000		Old Line Funding, LLC, 4.700% (SOFR +0.400%), 2/1/2023	61,750,000
47,500,000		Old Line Funding, LLC, 4.760% (SOFR +0.460%), 2/1/2023	47,500,000
42,500,000		Old Line Funding, LLC, 4.800% (SOFR +0.500%), 2/1/2023	42,500,000
40,000,000		Old Line Funding, LLC, 4.820% (SOFR +0.520%), 2/1/2023	40,000,000
45,000,000		Old Line Funding, LLC, 4.870% (SOFR +0.570%), 2/1/2023	45,032,735
25,000,000		Thunder Bay Funding, LLC, 4.730% (SOFR +0.430%), 2/1/2023	25,000,000
		TOTAL	361,782,735
		Government Agency— 1.7%
12,785,000		1320 W Jefferson LLC, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/1/2023	12,785,000
51,450,000		Archer 1 LLC, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/2/2023	51,450,000
9,015,000		Austen Children’s Gift Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/2/2023	9,015,000
6,830,000		Baker Life Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 4.400%, 2/2/2023	6,830,000
34,850,000		BWF Forge TL Properties Owner LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/2/2023	34,850,000
5,705,000		Catania Family Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/2/2023	5,705,000
4,270,000		Jim Brooks Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 4.390%, 2/2/2023	4,270,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Government Agency— continued
$ 11,570,000		Joseph L. Goggins Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 4.400%, 2/2/2023	$ 11,570,000
3,655,000		Karyn Brooks Descendants Trust, (Federal Home Loan Bank of Dallas LOC), 4.390%, 2/2/2023	3,655,000
6,380,000		MHF DKF Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/1/2023	6,380,000
17,030,000		Mohr Green Associates L.P., 2012-A, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/2/2023	17,030,000
22,610,000		NWD 2017 Family Trust No. 1, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/2/2023	22,610,000
9,080,000		Park Stanton Place LP, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/2/2023	9,080,000
2,205,000		Plaza Fitzsimons Owner, LLC, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/1/2023	2,205,000
5,010,000		R.J. Brooks Jr. Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 4.390%, 2/2/2023	5,010,000
6,980,000		RK Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/2/2023	6,980,000
3,500,000		Rohnert Park 668, L.P., (Federal Home Loan Bank of San Francisco LOC), 4.813%, 2/2/2023	3,500,000
6,255,000		Sibley Family Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 4.400%, 2/2/2023	6,255,000
6,610,000		The CLC Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 4.400%, 2/2/2023	6,610,000
5,120,000		The Eugene Kim Irrevocable Life Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/2/2023	5,120,000
22,830,000		The Gregory P. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 4.400%, 2/1/2023	22,830,000
5,740,000		The Leopold Family Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/2/2023	5,740,000
5,975,000		The Thompson 2018 Family Trust, (Federal Home Loan Bank of Dallas LOC), 4.390%, 2/2/2023	5,975,000
		TOTAL	265,455,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $5,275,593,417)	5,277,830,766
	[3]	COMMERCIAL PAPER— 9.4%
		Finance - Banking— 5.9%
10,000,000		Albion Capital LLC, (MUFG Bank Ltd. LIQ), 4.535%, 2/16/2023	9,981,167
195,000,000		Anglesea Funding LLC, 4.383% - 5.034%, 2/1/2023 - 7/19/2023	193,954,172
60,000,000		Bank of Montreal, 2.800%, 5/9/2023	60,000,000
40,000,000		Canadian Imperial Bank of Commerce, 2.069%, 3/20/2023	39,760,107
50,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 5.055%, 7/24/2023	48,807,616
21,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.055%, 7/24/2023	20,499,199
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[3]	COMMERCIAL PAPER— continued
		Finance - Banking— continued
$ 200,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 5.034%, 7/25/2023	$ 195,239,028
70,000,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 4.823%, 5/5/2023	69,137,106
22,000,000		National Australia Bank Ltd., Melbourne, 3.843%, 6/15/2023	21,599,050
89,500,000		Royal Bank of Canada, 2.229% - 4.050%, 3/29/2023 - 8/23/2023	87,528,070
122,000,000		Toronto Dominion Bank, 2.903%, 5/31/2023	120,098,426
55,000,000		Victory Receivables Corp., (MUFG Bank Ltd. LIQ), 4.809%, 4/17/2023	54,451,491
		TOTAL	921,055,432
		Finance - Retail— 0.4%
7,500,000		Fairway Finance Co. LLC, 5.043%, 7/24/2023	7,318,967
50,000,000		Thunder Bay Funding, LLC, 5.091%, 8/2/2023	48,746,222
		TOTAL	56,065,189
		Insurance— 1.9%
300,000,000		UnitedHealth Group, Inc., 4.323%, 2/1/2023	300,000,000
		Oil & Oil Finance— 0.3%
42,400,000		TotalEnergies Capital Canada Ltd., 4.351%, 2/3/2023	42,389,777
		Sovereign— 0.9%
115,000,000		BNG Bank N.V., 4.341% - 4.553%, 2/1/2023 - 2/27/2023	114,754,354
30,000,000		Export Development Canada, (Canada, Government of SUB), 5.203%, 11/9/2023	28,829,167
		TOTAL	143,583,521
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $1,464,607,005)	1,463,093,919
		CERTIFICATES OF DEPOSIT— 9.1%
		Finance - Banking— 9.1%
66,500,000		Bank of Montreal, 2.850% - 5.470%, 5/24/2023 - 1/8/2024	66,435,127
325,000,000		Credit Agricole Corporate and Investment Bank, 4.310% - 4.490%, 2/1/2023 - 2/7/2023	325,000,000
335,500,000		Mizuho Bank Ltd., 4.360% - 4.810%, 2/1/2023 - 5/4/2023	335,504,067
406,500,000		Sumitomo Mitsui Trust Bank Ltd., 4.770% - 4.830%, 4/13/2023 - 5/16/2023	406,541,672
205,000,000		Toronto Dominion Bank, 2.800% - 4.070%, 5/5/2023 - 7/18/2023	203,882,621
70,000,000		Toronto Dominion Bank, 5.250%, 1/25/2024	70,006,090
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $1,408,499,723)	1,407,369,577
		TIME DEPOSITS— 6.4%
		Finance - Banking— 6.4%
770,000,000		ABN Amro Bank NV, 4.330% - 4.510%, 2/1/2023 - 2/7/2023	770,000,000
125,000,000		Australia & New Zealand Banking Group, Melbourne, 4.360%, 2/3/2023	125,000,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
		TIME DEPOSITS— continued
		Finance - Banking— continued
$ 100,000,000		Mizuho Bank Ltd., 4.320%, 2/1/2023	$ 100,000,000
		TOTAL TIME DEPOSITS (IDENTIFIED COST $995,000,000)	995,000,000
		U.S. TREASURY— 5.0%
		U.S. Treasury Bills— 4.7%
730,000,000		United States Treasury Bill, 4.490%, 2/23/2023	727,996,960
		U.S. Treasury Notes— 0.3%
50,000,000	[1]	United States Treasury Floating Rate Notes, 4.682% (91-day T-Bill +0.034%), 2/7/2023	50,026,920
		TOTAL U.S. TREASURY (IDENTIFIED COST $777,997,938)	778,023,880
		OTHER REPURCHASE AGREEMENTS— 16.8%
		Finance - Banking— 16.8%
288,625,000		BNP Paribas S.A., 4.40%, dated 1/31/2023, interest in a $350,000,000 collateralized loan agreement will repurchase securities provided as collateral for $350,042,778 on 02/01/2023, in which asset-backed securities, corporate bonds, collateralized mortgage obligations, medium-term note and sovereign debt with a market value of $358,110,649 have been received as collateral and held with BNY Mellon as tri-party agent.	288,625,000
60,000,000		BofA Securities, Inc., 4.39%, dated 1/31/2023, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,009,146 on 02/03/2023, in which corporate bonds with a market value of $76,509,399 have been received as collateral and held with BNY Mellon as tri-party agent.	60,000,000
100,000,000		BofA Securities, Inc., 5.19%, dated 9/4/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $101,297,500 on 5/4/2023, in which American depositary receipts, convertible bonds, exchange-traded funds and sovereign debt with a market value of $102,405,932 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
150,000,000		BofA Securities, Inc., 4.66%, dated 12/13/2022, interest in a $165,000,000 collateralized loan agreement will repurchase securities provided as collateral for $165,149,508 on 2/10/2023, in which corporate bonds and medium-term note with a market value of $168,321,047 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
200,000,000		BofA Securities, Inc., 5.11%, dated 12/6/2022, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $226,117,813 on 2/10/2023, in which asset-backed securities and collateralized mortgage obligations with a market value of $229,530,919 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
Semi-Annual Shareholder Report
8

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 250,000,000
BofA Securities, Inc., 5.19%, dated 9/9/2020, interest in a
$250,000,000 collateralized loan agreement will repurchase
securities provided as collateral for $253,243,750 on 5/4/2023, in which American depositary receipt, asset-backed securities,
corporate bond, convertible bonds and medium-term with a market value of $256,014,831 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 250,000,000
125,000,000	Credit Agricole S.A., 4.72%, dated 6/24/2022, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,275,333 on 2/10/2023, in which asset-backed securities, corporate bonds, collateralized mortgage obligations and sovereign debt with a market value of $306,126,468 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
280,000,000	Credit Agricole S.A., 4.62%, dated 6/24/2022, interest in a $800,000,000 collateralized loan agreement will repurchase securities provided as collateral for $800,718,667 on 2/10/2023, in which asset-backed securities, corporate bonds, collateralized mortgage obligations, medium-term note and sovereign debt with a market value of $816,155,252 have been received as collateral and held with BNY Mellon as tri-party agent.	280,000,000
45,000,000	HSBC Securities (USA), Inc., 4.42%, dated 1/31/2023, interest in a $245,000,000 collateralized loan agreement will repurchase securities provided as collateral for $245,030,081 on 2/01/2023, in which corporate bonds, medium-term notes and Sovereign debt with a market value of $249,900,000 have been received as collateral and held with BNY Mellon as tri-party agent.	45,000,000
44,625,000	ING Financial Markets LLC, 4.39%, dated 1/31/2023, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,006,097 on 2/1/2023, in which corporate bonds, medium-term note and sovereign debt with a market value of $51,006,594 have been received as collateral and held with BNY Mellon as tri-party agent.	44,625,000
65,000,000	J.P. Morgan Securities LLC, 4.82%, dated 1/23/2023, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $251,004,167 on 02/22/2023, in which asset-backed securities, collateralized mortgage obligation, corporate bonds, medium-term notes and Sovereign debt with a market value of $255,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	65,000,000
50,000,000	Mizuho Securities USA, Inc., 4.42%, dated 1/31/2023, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,012,278 on 2/01/2023, in which asset-backed securities and corporate bonds with a market value of $102,012,524 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
Semi-Annual Shareholder Report
9

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 85,000,000
Mizuho Securities USA, Inc., 4.47%, dated 1/31/2023, interest in a
$150,000,000 collateralized loan agreement will repurchase
securities provided as collateral for $150,018,625 on 2/01/2023, in which common stocks with a market value of $153,019,001 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 85,000,000
78,625,000	Mitsubishi UFG Securities Americas, Inc., 4.47%, dated 1/31/2023, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,037,250 on 2/1/2023, in which American depositary receipts, common stocks, corporate bonds, exchange-traded funds, unit investment trust and municipal bonds with a market value of $306,038,896 have been received as collateral and held with BNY Mellon as tri-party agent.	78,625,000
135,000,000	Pershing LLC, 4.82%, dated 7/14/2022, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,281,167 on 2/10/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, common stocks, convertible bond, certificate deposit, exchange-traded funds, medium-term notes, municipal bonds, mutual funds and sovereign debt of with a market value of $306,038,845 have been received as collateral and held with BNY Mellon as tri-party agent.	135,000,000
125,000,000	Societe Generale, Paris, 4.38%, dated 1/31/2023, interest in a $350,000,000 collateralized loan agreement will repurchase securities provided as collateral for $350,042,583 on 2/1/2023, in which asset-backed securities, corporate bonds, collateralized mortgage obligations, medium-term note and sovereign debt with a market value of $357,246,293 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
300,625,000	Societe Generale, Paris, 4.47%, dated 1/31/2023, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,080,708 on 2/1/2023, in which asset-backed securities, corporate bonds, collateralized mortgage obligations and medium-term with a market value of $663,082,322 have been received as collateral and held with BNY Mellon as tri-party agent.	300,625,000
86,150,000	Standard Chartered Bank, 4.38%, dated 1/31/2023, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,018,250 on 2/1/2023, in which treasury bonds and treasury notes with a market value of $153,018,623 have been received as collateral and held with BNY Mellon as tri-party agent.	86,150,000
125,000,000	Wells Fargo Securities LLC, 5.17%, dated 2/3/2022, interest in a $125,000,000 collateralized loan agreement will repurchase securities provided as collateral for $126,633,576 on 04/10/2023, in which certificate of deposit with a market value of $127,921,140 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $2,593,650,000)	2,593,650,000
Semi-Annual Shareholder Report
10

Principal Amount		Value
	REPURCHASE AGREEMENTS— 19.3%
	Finance - Banking— 19.3%
$2,000,000,000
Interest in $2,000,000,000 joint repurchase agreement 4.30%, dated 1/31/2023 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $2,000,238,889 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2040 and the market value of those underlying securities was $2,000,238,961.
		$ 2,000,000,000
484,000,000	Interest in $2,000,000,000 joint repurchase agreement 4.30%, dated 1/31/2023 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $2,000,238,889 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2052 and the market value of those underlying securities was $2,040,243,667.	484,000,000
500,000,000	Interest in $1,650,000,000 joint repurchase agreement 4.30%, dated 1/31/2023 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,650,197,083 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2053 and the market value of those underlying securities was $1,683,201,025.	500,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $2,984,000,000)	2,984,000,000
	TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $15,499,348,083)[4]	15,498,968,142
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[5]	(16,530,121)
	TOTAL NET ASSETS—100%	$15,482,438,021

1
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or
(b) is subject to a contractual restriction on public sales. At January 31, 2023, these restricted securities amounted to $50,000,000, which represented 0.3% of total net assets.

3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Semi-Annual Shareholder Report
11

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2023, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
GTD	—Guaranteed
LIQ	—Liquidity Agreement
LLP	—Limited Liability Partnership
LOC	—Letter of Credit
MHF	—Maryland Housing Fund
SOFR	—Secured Overnight Financing Rate
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$0.9998	$1.0005	$1.0007	$1.0004	$1.0003	$1.0003
Income From Investment Operations:
Net investment income (loss)	0.0168[1]	0.0037[1]	0.0008	0.0136	0.0239	0.0156
Net realized and unrealized gain (loss)	0.0005	(0.0008)	(0.0002)	0.0003	0.0001	0.0000[2]
Total From Investment Operations	0.0173	0.0029	0.0006	0.0139	0.0240	0.0156
Less Distributions:
Distributions from net investment income	(0.0168)	(0.0036)	(0.0008)	(0.0136)	(0.0239)	(0.0156)
Net Asset Value, End of Period	$1.0003	$0.9998	$1.0005	$1.0007	$1.0004	$1.0003
Total Return[3]	1.75%	0.29%	0.05%	1.39%	2.43%	1.57%
Ratios to Average Net Assets:
Net expenses[4]	0.18%[5]	0.16%	0.15%	0.15%	0.15%	0.17%
Net investment income	3.34%[5]	0.38%	0.08%	1.37%	2.41%	1.62%
Expense waiver/ reimbursement[6]	0.10%[5]	0.12%	0.13%	0.13%	0.13%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,470,601	$14,232,133	$15,298,656	$23,611,390	$21,146,776	$10,941,508

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
The financial highlights of the Service Shares and Capital Shares are presented separately.
Semi-Annual Shareholder Report
13

Statement of Assets and Liabilities
January 31, 2023 (unaudited)

Assets:
Investment in repurchase agreements and other repurchase agreements	$5,577,650,000
Investment in securities	9,921,318,142
Investment in securities, at value (identified cost $15,499,348,083)	15,498,968,142
Cash	491,777
Income receivable	29,017,806
Total Assets	15,528,477,725
Liabilities:
Income distribution payable	45,750,094
Payable for investment adviser fee (Note 5)	42,247
Payable for administrative fee (Note 5)	33,189
Payable for Directors’/Trustees’ fees (Note 5)	16,053
Accrued expenses (Note 5)	198,121
Total Liabilities	46,039,704
Net assets for 15,478,355,007 shares outstanding	$15,482,438,021
Net Assets Consist of:
Paid-in capital	$15,484,239,807
Total distributable earnings (loss)	(1,801,786)
Total Net Assets	$15,482,438,021
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$15,470,601,344 ÷ 15,466,521,335 shares outstanding, no par value, unlimited shares authorized	$1.0003
Service Shares:
$11,836,577 ÷ 11,833,572 shares outstanding, no par value, unlimited shares authorized	$1.0003
Capital Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$0.9999*

*	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Operations
Six Months Ended January 31, 2023 (unaudited)

Investment Income:
Interest	$265,938,005
Expenses:
Investment adviser fee (Note 5)	15,074,432
Administrative fee (Note 5)	5,902,297
Custodian fees	219,943
Transfer agent fees	34,347
Directors’/Trustees’ fees (Note 5)	42,783
Auditing fees	13,290
Legal fees	5,143
Portfolio accounting fees	114,608
Other service fees (Notes 2 and 5)	15,220
Share registration costs	44,589
Printing and postage	11,580
Miscellaneous (Note 5)	48,902
TOTAL EXPENSES	21,527,134
Waiver of investment adviser fee (Note 5)	(7,575,602)
Net expenses	13,951,532
Net investment income	251,986,473
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	15,265
Net change in unrealized depreciation of investments	7,527,225
Net realized and unrealized gain (loss) on investments	7,542,490
Change in net assets resulting from operations	$259,528,963
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2023	Year Ended 7/31/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$251,986,473	$50,302,148
Net realized gain (loss)	15,265	54,512
Net change in unrealized appreciation/depreciation	7,527,225	(9,036,105)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	259,528,963	41,320,555
Distributions to Shareholders:
Institutional Shares	(251,889,437)	(50,220,717)
Service Shares	(190,848)	(41,365)
Capital Shares	(2)	(48)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(252,080,287)	(50,262,130)
Share Transactions:
Proceeds from sale of shares	14,824,866,983	24,614,918,258
Net asset value of shares issued to shareholders in payment of distributions declared	46,759,820	8,299,365
Cost of shares redeemed	(13,641,483,543)	(25,705,000,012)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,230,143,260	(1,081,782,389)
Change in net assets	1,237,591,936	(1,090,723,964)
Net Assets:
Beginning of period	14,244,846,085	15,335,570,049
End of period	$15,482,438,021	$14,244,846,085
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Notes to Financial Statements
January 31, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the ”Adviser”).
◾
Fixed-income securities with remaining maturities of 60 days or less are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
Semi-Annual Shareholder Report
17

◾
Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid”
Semi-Annual Shareholder Report
18

evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and
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certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $7,575,602 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares and Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended January 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$15,220
For the six months ended January 31, 2023, the Fund’s Institutional Shares and Capital Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for
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resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	14,716,384,823	$14,715,204,781	24,232,087,166	$24,233,003,776
Shares issued to shareholders in payment of distributions declared	46,657,815	46,659,133	8,283,360	8,282,176
Shares redeemed	(13,531,863,278)	(13,530,838,430)	(25,296,641,390)	(25,298,888,431)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,231,179,360	$1,231,025,484	(1,056,270,864)	$(1,057,602,479)
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	109,666,754	$109,662,202	381,843,923	$381,914,482
Shares issued to shareholders in payment of distributions declared	100,690	100,687	17,154	17,151
Shares redeemed	(110,650,802)	(110,645,113)	(401,541,566)	(401,611,014)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(883,358)	$(882,224)	(19,680,489)	$(19,679,381)
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	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	38	38
Shares redeemed	—	—	(4,498,390)	(4,500,567)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	—	$—	(4,498,352)	$(4,500,529)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,230,296,002	$1,230,143,260	(1,080,449,705)	$(1,081,782,389)
4. FEDERAL TAX INFORMATION
At January 31, 2023, the cost of investments for federal tax purposes was $15,499,348,083. The net unrealized depreciation of investments for federal tax purposes was $379,941. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $2,726,893 and unrealized depreciation from investments for those securities having an excess of cost over value of $3,106,834.
As of July 31, 2022, the Fund had a capital loss carryforward of $1,400,723 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,400,723	$—	$1,400,723
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2023, the Adviser voluntarily waived $7,575,602 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended January 31, 2023, FSSC received $130 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of January 31, 2023, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
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6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2023, the Fund had no outstanding loans. During the six months ended January 31, 2023, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2023, there were no outstanding loans. During the six months ended January 31, 2023, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2022 to January 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2022	Ending Account Value 1/31/2023	Expenses Paid During Period[1]
Actual	$1,000.00	$1,017.50	$0.92
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.30	$0.92

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.18%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Institutional Prime Obligations Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were
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provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2021, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund
Semi-Annual Shareholder Report
32

shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Semi-Annual Shareholder Report
33

Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated
Semi-Annual Shareholder Report
34

Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Semi-Annual Shareholder Report
35

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report
36

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
37

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
38

Federated Hermes Institutional Prime Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N203
Q454504 (3/23)
© 2023 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2023

Share Class | Ticker	Institutional | PVOXX	Service | PVSXX	Capital | PVCXX

Federated Hermes Institutional Prime Value Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2022 through January 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At January 31, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Other Repurchase Agreements and Repurchase Agreements	36.1%
Variable Rate Instruments	33.8%
Bank Instruments	15.4%
Commercial Paper	9.4%
U.S. Treasury Securities	4.9%
Other Assets and Liabilities—Net[3]	0.4%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
January 31, 2023 (unaudited)
Shares or Principal Amount		Value
	INVESTMENT COMPANY— 99.1%
11,432,196,886	Federated Hermes Institutional Prime Obligations Fund, Institutional Shares, 4.41%[1] (IDENTIFIED COST $11,438,782,213)	$11,435,626,545
	OTHER REPURCHASE AGREEMENTS— 0.4%
	Finance - Banking— 0.4%
$ 50,000,000	Interest in $245,000,000 joint repurchase agreement 4.42%, dated 1/31/2023 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $245,030,081 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 3/15/2053 and the market value of those underlying securities was $249,900,000. (IDENTIFIED COST $50,000,000)	50,000,000
	TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $11,488,782,213)[2]	11,485,626,545
	OTHER ASSETS AND LIABILITIES - NET—0.5%[3]	53,891,513
	TOTAL NET ASSETS—100%	$11,539,518,058
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2023, were as follows:
Federated Hermes Institutional Prime Obligations Fund, Institutional Shares
Value as of 7/31/2022	$10,294,155,651
Purchases at Cost	$6,664,373,200
Proceeds from Sales	$(5,528,515,900)
Change in Unrealized Appreciation/Depreciation	$4,982,829
Net Realized Gain/(Loss)	$630,765
Value as of 1/31/2023	$11,435,626,545
Shares Held as of 1/31/2023	11,432,196,886
Dividend Income	$179,922,664
The Fund invests in Federated Hermes Institutional Prime Obligations Fund (POF), a diversified portfolio of Federated Hermes Money Market Obligations Trust (MMOT) which is also managed by the Adviser. MMOT is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The investment objective of POF is to provide current income consistent with stability of principal. Income distributions from POF are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain
Semi-Annual Shareholder Report

distributions of POF, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At January 31, 2023, POF represents 99.1% of the Fund’s net assets. Therefore, the performance of the Fund is directly affected by the performance of POF. To illustrate the security holdings, financial condition, results of operations and changes in net assets of POF, its financial statements are included within this report. The financial statements of POF should be read in conjunction with the Fund’s financial statements. The valuation of securities held by POF is discussed in the notes to its financial statements.
1	7-day net yield.
2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Company	$11,435,626,545	$—	$—	$11,435,626,545
Repurchase Agreement	—	50,000,000	—	50,000,000
TOTAL SECURITIES	$11,435,626,545	$50,000,000	$—	$11,485,626,545
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$0.9995	$1.0004	$1.0006	$1.0003	$1.0002	$1.0002
Income From Investment Operations:
Net investment income (loss)	0.0168	0.0036	0.0008	0.0136	0.0239	0.0156
Net realized and unrealized gain (loss)	0.0005	(0.0008)	(0.0002)	0.0003	0.0001	(0.0000)[1]
Total From Investment Operations	0.0173	0.0028	0.0006	0.0139	0.0240	0.0156
Less Distributions:
Distributions from net investment income	(0.0168)	(0.0036)	(0.0008)	(0.0136)	(0.0239)	(0.0156)
Distributions from net realized gain	—	(0.0001)	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]
Total Distributions	(0.0168)	(0.0037)	(0.0008)	(0.0136)	(0.0239)	(0.0156)
Net Asset Value, End of Period	$1.0000	$0.9995	$1.0004	$1.0006	$1.0003	$1.0002
Total Return[2]	1.75%	0.28%	0.06%	1.39%	2.43%	1.57%
Ratios to Average Net Assets:
Net expenses[3]	—%[4]	—%	—%	0.00%[5]	—%	0.00%[5]
Net investment income	3.35%[4]	0.35%	0.08%	1.36%	2.41%	1.59%
Expense waiver/ reimbursement[6]	0.29%[4]	0.29%	0.29%	0.29%	0.29%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,113,752	$9,946,892	$12,120,572	$15,937,441	$13,599,422	$6,992,551

1	Represents less than $0.0001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	Represents less than 0.01%.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$0.9995	$1.0003	$1.0006	$1.0003	$1.0002	$1.0002
Income From Investment Operations:
Net investment income (loss)	0.0156	0.0025	0.0002	0.0111	0.0214	0.0131
Net realized and unrealized gain (loss)	0.0005	(0.0007)	(0.0003)	0.0003	0.0001	(0.0000)[1]
Total From Investment Operations	0.0161	0.0018	(0.0001)	0.0114	0.0215	0.0131
Less Distributions:
Distributions from net investment income	(0.0156)	(0.0025)	(0.0002)	(0.0111)	(0.0214)	(0.0131)
Distributions from net realized gain	—	(0.0001)	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]
Total Distributions	(0.0156)	(0.0026)	(0.0002)	(0.0111)	(0.0214)	(0.0131)
Net Asset Value, End of Period	$1.0000	$0.9995	$1.0003	$1.0006	$1.0003	$1.0002
Total Return[2]	1.62%	0.18%	(0.01)%	1.14%	2.18%	1.31%
Ratios to Average Net Assets:
Net expenses[3]	0.25%[4]	0.09%	0.08%	0.25%	0.25%	0.25%
Net investment income	3.10%[4]	0.19%	0.01%	1.04%	2.20%	1.26%
Expense waiver/reimbursement[5]	0.29%[4]	0.45%	0.46%	0.29%	0.29%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$416,830	$372,511	$701,955	$1,687,886	$1,055,438	$186,643

1	Represents less than $0.0001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$0.9994	$1.0003	$1.0006	$1.0003	$1.0002	$1.0002
Income From Investment Operations:
Net investment income (loss)	0.0163	0.0028	0.0003	0.0126	0.0230	0.0146
Net realized and unrealized gain (loss)	0.0005	(0.0006)	(0.0003)	0.0003	(0.0000)[1]	(0.0000)[1]
Total From Investment Operations	0.0168	0.0022	—	0.0129	0.0230	0.0146
Less Distributions:
Distributions from net investment income	(0.0163)	(0.0030)	(0.0003)	(0.0126)	(0.0229)	(0.0146)
Distributions from net realized gain	—	(0.0001)	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]
Total Distributions	(0.0163)	(0.0031)	(0.0003)	(0.0126)	(0.0229)	(0.0146)
Net Asset Value, End of Period	$0.9999	$0.9994	$1.0003	$1.0006	$1.0003	$1.0002
Total Return[2]	1.69%	0.23%	0.00%[3]	1.29%	2.33%	1.47%
Ratios to Average Net Assets:
Net expenses[4]	0.10%[5]	0.05%	0.06%	0.10%	0.10%	0.10%
Net investment income	3.26%[5]	0.19%	0.02%	1.24%	2.31%	1.40%
Expense waiver/reimbursement[6]	0.29%[5]	0.34%	0.33%	0.29%	0.29%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,937	$8,942	$20,922	$19,074	$16,566	$12,185

1	Represents less than $0.0001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
January 31, 2023 (unaudited)

Assets:
Investment in securities, at value including $11,435,626,545 of investments in affiliated holdings* (identified cost $11,488,782,213, including $11,438,782,213 of identified cost in affiliated holdings)	$11,485,626,545
Cash	716,413
Income receivable	6,138
Income receivable from affiliated holdings	41,855,662
Receivable for shares sold	51,910,115
Total Assets	11,580,114,873
Liabilities:
Payable for shares redeemed	13,032,559
Income distribution payable	27,373,837
Payable for investment adviser fee (Note 5)	35,494
Payable for administrative fee (Note 5)	24,640
Payable for Directors’/Trustees’ fees (Note 5)	12,025
Payable for other service fees (Notes 2 and 5)	61,438
Accrued expenses (Note 5)	56,822
Total Liabilities	40,596,815
Net assets for 11,539,757,038 shares outstanding	$11,539,518,058
Net Assets Consist of:
Paid-in capital	$11,543,492,183
Total distributable earnings (loss)	(3,974,125)
Total Net Assets	$11,539,518,058
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$11,113,751,626 ÷ 11,113,980,185 shares outstanding, no par value, unlimited shares authorized	$1.0000
Service Shares:
$416,829,592 ÷ 416,839,396 shares outstanding, no par value, unlimited shares authorized	$1.0000
Capital Shares:
$8,936,840 ÷ 8,937,457 shares outstanding, no par value, unlimited shares authorized	$0.9999

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended January 31, 2023 (unaudited)

Investment Income:
Dividends received from affiliated holdings*	$179,922,664
Interest	860,159
TOTAL INCOME	180,782,823
Expenses:
Investment adviser fee (Note 5)	10,791,683
Administrative fee (Note 5)	4,224,953
Custodian fees	149,993
Transfer agent fees	44,793
Directors’/Trustees’ fees (Note 5)	29,535
Auditing fees	13,290
Legal fees	5,145
Portfolio accounting fees	110,551
Other service fees (Notes 2 and 5)	483,270
Share registration costs	84,531
Printing and postage	19,988
Miscellaneous (Note 5)	123,527
TOTAL EXPENSES	16,081,259
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(10,791,683)
Reimbursement of other operating expenses (Notes 2 and 5)	(4,735,381)
TOTAL WAIVER AND REIMBURSEMENTS	(15,527,064)
Net expenses	554,195
Net investment income	180,228,628
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments in an affiliated holding*	630,765
Net change in unrealized depreciation of investments in an affiliated holding*	4,982,829
Net realized and unrealized gain (loss) on investments	5,613,594
Change in net assets resulting from operations	$185,842,222

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2023	Year Ended 7/31/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$180,228,628	$34,665,085
Net realized gain (loss)	630,765	(1,328,799)
Net change in unrealized appreciation/depreciation	4,982,829	(6,111,897)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	185,842,222	27,224,389
Distributions to Shareholders:
Institutional Shares	(174,150,364)	(34,900,178)
Service Shares	(5,945,970)	(972,903)
Capital Shares	(146,290)	(35,840)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(180,242,624)	(35,908,921)
Share Transactions:
Proceeds from sale of shares	21,309,160,653	38,690,164,420
Net asset value of shares issued to shareholders in payment of distributions declared	55,319,705	10,482,549
Cost of shares redeemed	(20,158,907,114)	(41,207,066,452)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,205,573,244	(2,506,419,483)
Change in net assets	1,211,172,842	(2,515,104,015)
Net Assets:
Beginning of period	10,328,345,216	12,843,449,231
End of period	$11,539,518,058	$10,328,345,216
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
January 31, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Value Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund invests all or substantially all of its net assets in the Institutional Shares of POF (the “Underlying Fund”), an affiliated institutional money market fund with substantially similar investment objectives and strategies as the Fund. Therefore, the performance of the Fund is directly affected by the performance of the Underlying Fund. To illustrate the security holdings, financial condition, results of operations and changes in net assets of the Underlying Fund, its financial statements are included within this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the ”Adviser”).
◾
Fixed-income securities with remaining maturities of 60 days or less are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of
Semi-Annual Shareholder Report

premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing
Semi-Annual Shareholder Report

services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $15,527,064 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended January 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$478,783
Capital Shares	4,487
TOTAL	$483,270
For the six months ended January 31, 2023, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2023, the Fund did not have a liability for any uncertain tax
Semi-Annual Shareholder Report

positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	21,053,175,539	$21,045,388,899	38,562,278,787	$38,557,456,148
Shares issued to shareholders in payment of distributions declared	49,342,829	49,330,136	9,493,387	9,489,444
Shares redeemed	(19,940,589,021)	(19,933,269,013)	(40,735,979,904)	(40,732,381,207)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,161,929,347	$1,161,450,022	(2,164,207,730)	$(2,165,435,615)
Semi-Annual Shareholder Report

	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	261,781,882	$261,697,514	127,450,141	$127,416,583
Shares issued to shareholders in payment of distributions declared	5,845,092	5,843,498	957,705	957,294
Shares redeemed	(223,491,086)	(223,408,022)	(457,418,370)	(457,394,097)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	44,135,888	$44,132,990	(329,010,524)	$(329,020,220)
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,075,565	$2,074,240	5,292,088	$5,291,689
Shares issued to shareholders in payment of distributions declared	146,126	146,071	35,826	35,811
Shares redeemed	(2,231,042)	(2,230,079)	(17,295,855)	(17,291,148)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(9,351)	$(9,768)	(11,967,941)	$(11,963,648)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,206,055,884	$1,205,573,244	(2,505,186,195)	$(2,506,419,483)
4. FEDERAL TAX INFORMATION
At January 31, 2023, the cost of investments for federal tax purposes was $11,488,782,213. The net unrealized depreciation of investments for federal tax purposes was $3,155,668. This consists entirely of net unrealized depreciation from investments for those securities having an excess of cost over value of $3,155,668.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. The Underlying Fund also has an investment advisory agreement with the Adviser by which the Adviser is entitled to an investment adviser fee with respect to the Underlying Fund’s average daily net assets. To avoid charging duplicative fees, the Adviser has agreed to waive and/or reimburse its fee with respect to the Fund’s net assets invested in the Underlying Fund. For the six months ended January 31, 2023, the Adviser voluntarily waived and/or reimbursed all of its fee.
Semi-Annual Shareholder Report

In addition, subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2023, the Adviser voluntarily reimbursed $4,735,381 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended January 31, 2023, FSSC did not reimburse other service fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers and/or reimbursements of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund’s share of the fees and expenses of the Underlying Fund paid by the Fund’s Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Semi-Annual Shareholder Report

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of January 31, 2023, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio invested in the Underlying Fund may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2023, the Fund had no outstanding loans. During the six months ended January 31, 2023, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2023, there were no outstanding loans. During the six months ended January 31, 2023, the program was not utilized.
Semi-Annual Shareholder Report

9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2022 to January 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2022	Ending Account Value 1/31/2023	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,017.50	$—[2]
Service Shares	$1,000	$1,016.20	$1.27[3]
Capital Shares	$1,000	$1,016.90	$0.51[4]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,025.21	$—[2]
Service Shares	$1,000	$1,023.95	$1.28[3]
Capital Shares	$1,000	$1,024.70	$0.51[4]

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.00%
Service Shares	0.25%
Capital Shares	0.10%

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.02 and $1.02, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.29 and $2.29, respectively.

4
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Capital Shares current Fee Limit of 0.30% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.53 and $1.53, respectively.

Semi-Annual Shareholder Report

Federated Hermes Institutional Prime Obligations Fund
Financial INFORMATION
Federated Hermes Institutional Prime Value Obligations Fund invests primarily in Federated Hermes Institutional Prime Obligations Fund. Therefore, the Federated Hermes Institutional Prime Obligations Fund’s financial information is included on pages 22 through 47.
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Other Repurchase Agreements and Repurchase Agreements	36.1%
Variable Rate Instruments	34.1%
Bank Instruments	15.5%
Commercial Paper	9.4%
U.S. Treasury Securities	5.0%
Other Assets and Liabilities—Net[2]	(0.1)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At January 31, 2023, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days[2]	82.8%
8-30 Days	6.1%
31-90 Days	2.9%
91-180 Days	6.7%
181 Days or more	1.6%
Other Assets and Liabilities—Net[3]	(0.1)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Overnight securities comprised 34.0% of the Fund’s portfolio.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Portfolio of Investments
January 31, 2023 (unaudited)
Principal Amount			Value
	[1]	NOTES - VARIABLE— 34.1%
		Aerospace/Auto— 0.1%
$ 20,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 4.670% (SOFR +0.370%), 2/1/2023	$ 20,000,000
		Finance - Banking— 29.9%
47,500,000		Australia & New Zealand Banking Group, Melbourne, 4.650% (SOFR +0.350%), 2/1/2023	47,500,000
23,000,000		Australia & New Zealand Banking Group, Melbourne, 4.650% (SOFR +0.350%), 2/1/2023	22,999,995
27,500,000		Australia & New Zealand Banking Group, Melbourne, 4.680% (SOFR +0.380%), 2/1/2023	27,509,708
30,000,000		Bank of Montreal, 4.860% (SOFR +0.560%), 2/1/2023	30,035,207
60,000,000		Bank of Montreal, 4.950% (SOFR +0.650%), 2/1/2023	59,688,403
110,000,000		Bank of Montreal, 5.000% (SOFR +0.700%), 2/1/2023	110,000,000
60,000,000		Bank of Montreal, 5.000% (SOFR +0.700%), 2/1/2023	60,158,696
50,000,000		Bank of Nova Scotia, Toronto, 4.740% (SOFR +0.440%), 2/1/2023	50,021,235
25,000,000		Bank of Nova Scotia, Toronto, 4.800% (SOFR +0.500%), 2/1/2023	25,021,438
100,000,000		Bank of Nova Scotia, Toronto, 4.800% (SOFR +0.500%), 2/1/2023	100,162,188
20,000,000		Bank of Nova Scotia, Toronto, 4.830% (SOFR +0.530%), 2/1/2023	20,000,000
35,000,000		Bank of Nova Scotia, Toronto, 4.850% (SOFR +0.550%), 2/1/2023	35,042,896
43,500,000		Bank of Nova Scotia, Toronto, 4.850% (SOFR +0.550%), 2/1/2023	43,554,955
20,000,000		Bank of Nova Scotia, Toronto, 4.850% (SOFR +0.550%), 2/1/2023	20,025,946
23,500,000		Bank of Nova Scotia, Toronto, 4.850% (SOFR +0.550%), 2/1/2023	23,529,425
22,000,000		Bank of Nova Scotia, Toronto, 4.900% (SOFR +0.600%), 2/1/2023	22,031,384
10,000,000		Bank of Nova Scotia, Toronto, 4.900% (SOFR +0.600%), 2/1/2023	10,014,511
50,000,000		Bank of Nova Scotia, Toronto, 4.900% (SOFR +0.600%), 2/1/2023	50,086,470
100,000,000		Bank of Nova Scotia, Toronto, 4.900% (SOFR +0.600%), 2/1/2023	100,000,000
125,000,000		Bank of Nova Scotia, Toronto, 4.970% (SOFR +0.670%), 2/1/2023	125,222,681
24,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 4.630% (SOFR +0.330%), 2/1/2023	24,006,734
50,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 4.820% (SOFR +0.520%), 2/1/2023	50,000,000
54,000,000		Canadian Imperial Bank of Commerce, 4.800% (SOFR +0.500%), 2/1/2023	54,053,273
120,000,000		Canadian Imperial Bank of Commerce, 4.800% (SOFR +0.500%), 2/1/2023	120,114,742
120,000,000		Canadian Imperial Bank of Commerce, 4.850% (SOFR +0.550%), 2/1/2023	120,168,700
50,000,000		Canadian Imperial Holdings, Inc., 4.820% (SOFR +0.520%), 2/1/2023	50,057,288
95,000,000		Citibank N.A., New York, 4.720% (SOFR +0.420%), 2/1/2023	95,038,795
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 186,000,000		Citibank N.A., New York, 4.720% (SOFR +0.420%), 2/1/2023	$ 186,075,711
100,000,000		Citibank N.A., New York, 4.770% (SOFR +0.470%), 2/1/2023	100,086,828
9,900,000		City Furniture, Inc., (Wells Fargo Bank, N.A. LOC), 4.530%, 2/2/2023	9,900,000
15,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 4.730% (SOFR +0.430%), 2/1/2023	15,009,267
47,500,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 4.750% (SOFR +0.450%), 2/1/2023	47,500,000
20,500,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.670% (SOFR +0.370%), 2/1/2023	20,500,000
50,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.800% (SOFR +0.500%), 2/1/2023	50,000,000
50,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.810% (SOFR +0.510%), 2/1/2023	50,000,000
45,000,000		Commonwealth Bank of Australia, 4.730% (SOFR +0.430%), 2/1/2023	45,000,000
50,000,000		Commonwealth Bank of Australia, 4.800% (SOFR +0.500%), 2/1/2023	50,000,000
25,000,000		Commonwealth Bank of Australia, 4.840% (SOFR +0.540%), 2/1/2023	25,000,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 4.450%, 2/1/2023	16,700,000
3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 4.400%, 2/2/2023	3,000,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 4.400%, 2/2/2023	7,000,000
7,595,000		Gulf Gate Apartments LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 4.510%, 2/2/2023	7,595,000
11,755,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 4.510%, 2/2/2023	11,755,000
9,000,000		Michael Dennis Sullivan Irrevocable Trust, (Wells Fargo Bank, N.A. LOC), 4.400%, 2/2/2023	9,000,000
100,000,000		Mizuho Bank Ltd., 4.860% (SOFR +0.560%), 2/1/2023	100,000,000
32,500,000		MUFG Bank Ltd., 4.700% (SOFR +0.400%), 2/1/2023	32,511,243
55,950,000		MUFG Bank Ltd., 4.790% (SOFR +0.490%), 2/1/2023	55,950,552
71,500,000		MUFG Bank Ltd., 4.850% (SOFR +0.550%), 2/1/2023	71,500,000
50,000,000		National Australia Bank Ltd., Melbourne, 4.700% (SOFR +0.400%), 2/1/2023	50,000,000
37,500,000		National Australia Bank Ltd., Melbourne, 4.750% (SOFR +0.450%), 2/1/2023	37,500,000
45,000,000		National Australia Bank Ltd., Melbourne, 4.750% (SOFR +0.450%), 2/1/2023	45,040,732
84,000,000		National Australia Bank Ltd., Melbourne, 4.750% (SOFR +0.450%), 2/1/2023	84,069,077
22,500,000		National Australia Bank Ltd., Melbourne, 4.840% (SOFR +0.540%), 2/1/2023	22,523,148
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 96,500,000		National Australia Bank Ltd., Melbourne, 4.860% (SOFR +0.560%), 2/1/2023	$ 96,650,344
50,000,000		Nordea Bank Abp, 4.540% (SOFR +0.240%), 2/1/2023	50,011,608
12,500,000		Nordea Bank Abp, 4.550% (SOFR +0.250%), 2/1/2023	12,500,799
36,000,000		Nordea Bank Abp, 4.740% (SOFR +0.440%), 2/1/2023	36,031,199
40,000,000		Nordea Bank Abp, 4.800% (SOFR +0.500%), 2/1/2023	40,000,000
34,000,000		Nuveen Floating Rate Income Fund, (Series A), (Sumitomo Mitsui Banking Corp. LOC), 4.620%, 2/2/2023	34,000,000
3,115,000		Public Building Corp., Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 4.450%, 2/2/2023	3,115,000
50,000,000	[2]	Ridgefield Funding Company, LLC Series A, (BNP Paribas SA COL), 4.700% (SOFR +0.400%), 2/1/2023	50,000,000
35,000,000		Ridgefield Funding Company, LLC Series A, (BNP Paribas SA COL), 4.750% (SOFR +0.450%), 2/1/2023	35,000,000
150,000,000		Royal Bank of Canada, 4.850% (SOFR +0.550%), 2/1/2023	150,134,487
62,500,000		Royal Bank of Canada, 5.050% (SOFR +0.750%), 2/1/2023	62,633,697
35,000,000		Royal Bank of Canada, New York Branch, 4.870% (SOFR +0.570%), 2/1/2023	35,059,341
95,000,000		Royal Bank of Canada, New York Branch, 4.880% (SOFR +0.580%), 2/1/2023	95,152,727
18,965,000		Salem Green, LLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 4.510%, 2/2/2023	18,965,000
300,000,000		Sumitomo Mitsui Trust Bank Ltd., 4.740% (SOFR +0.440%), 2/1/2023	300,000,000
130,500,000		Svenska Handelsbanken, Stockholm, 4.650% (SOFR +0.350%), 2/1/2023	130,500,000
125,000,000		Svenska Handelsbanken, Stockholm, 4.860% (SOFR +0.560%), 2/1/2023	125,000,000
80,295,470		Taxable Tender Option Bond Trust 2021-MIZ9060TX, (Series 2021-MIZ9060TX) VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.590%, 2/1/2023	80,295,470
10,000,000		Taxable Tender Option Bond Trust 2021-MIZ9075TX, (Series MIZ-9075TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 4.590%, 2/1/2023	10,000,000
3,534,874		Taxable Tender Option Bond Trust 2021-MIZ9077TX, (Series 2021-MIZ9077TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 4.590%, 2/1/2023	3,534,874
2,207,606		Taxable Tender Option Bond Trust 2021-MIZ9078TX, (Series 2021-MIZ9078TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 4.590%, 2/1/2023	2,207,606
17,500,000		Toronto Dominion Bank, 4.880% (SOFR +0.580%), 2/1/2023	17,536,905
27,500,000		Toronto Dominion Bank, 4.880% (SOFR +0.580%), 2/1/2023	27,541,573
60,000,000		Triborough Bridge & Tunnel Authority, NY, (Series E Taxable) Weekly VRDNs, (UBS AG LOC), 4.350%, 2/2/2023	60,000,000
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 7,000,000		Westpac Banking Corp. Ltd., Sydney, 4.700% (SOFR +0.400%), 2/1/2023	$ 7,003,972
99,000,000		Westpac Banking Corp. Ltd., Sydney, 4.750% (SOFR +0.450%), 2/1/2023	99,000,000
150,000,000		Westpac Banking Corp. Ltd., Sydney, 4.750% (SOFR +0.450%), 2/1/2023	150,000,000
40,000,000		Westpac Banking Corp. Ltd., Sydney, 4.800% (SOFR +0.500%), 2/1/2023	40,000,000
136,000,000		Westpac Banking Corp. Ltd., Sydney, 4.800% (SOFR +0.500%), 2/1/2023	136,000,000
45,000,000		Westpac Banking Corp. Ltd., Sydney, 4.840% (SOFR +0.540%), 2/1/2023	45,056,750
22,500,000		Westpac Banking Corp. Ltd., Sydney, 4.840% (SOFR +0.540%), 2/1/2023	22,530,451
5,870,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 4.570%, 2/2/2023	5,870,000
		TOTAL	4,630,593,031
		Finance - Retail— 2.4%
10,000,000		Chariot Funding LLC, 4.660% (SOFR +0.360%), 2/1/2023	10,000,000
45,000,000		Chariot Funding LLC, 4.850% (SOFR +0.550%), 2/1/2023	45,000,000
45,000,000		Fairway Finance Co. LLC, 4.700% (SOFR +0.400%), 2/1/2023	45,000,000
61,750,000		Old Line Funding, LLC, 4.700% (SOFR +0.400%), 2/1/2023	61,750,000
47,500,000		Old Line Funding, LLC, 4.760% (SOFR +0.460%), 2/1/2023	47,500,000
42,500,000		Old Line Funding, LLC, 4.800% (SOFR +0.500%), 2/1/2023	42,500,000
40,000,000		Old Line Funding, LLC, 4.820% (SOFR +0.520%), 2/1/2023	40,000,000
45,000,000		Old Line Funding, LLC, 4.870% (SOFR +0.570%), 2/1/2023	45,032,735
25,000,000		Thunder Bay Funding, LLC, 4.730% (SOFR +0.430%), 2/1/2023	25,000,000
		TOTAL	361,782,735
		Government Agency— 1.7%
12,785,000		1320 W Jefferson LLC, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/1/2023	12,785,000
51,450,000		Archer 1 LLC, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/2/2023	51,450,000
9,015,000		Austen Children’s Gift Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/2/2023	9,015,000
6,830,000		Baker Life Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 4.400%, 2/2/2023	6,830,000
34,850,000		BWF Forge TL Properties Owner LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/2/2023	34,850,000
5,705,000		Catania Family Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/2/2023	5,705,000
4,270,000		Jim Brooks Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 4.390%, 2/2/2023	4,270,000
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Government Agency— continued
$ 11,570,000		Joseph L. Goggins Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 4.400%, 2/2/2023	$ 11,570,000
3,655,000		Karyn Brooks Descendants Trust, (Federal Home Loan Bank of Dallas LOC), 4.390%, 2/2/2023	3,655,000
6,380,000		MHF DKF Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/1/2023	6,380,000
17,030,000		Mohr Green Associates L.P., 2012-A, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/2/2023	17,030,000
22,610,000		NWD 2017 Family Trust No. 1, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/2/2023	22,610,000
9,080,000		Park Stanton Place LP, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/2/2023	9,080,000
2,205,000		Plaza Fitzsimons Owner, LLC, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/1/2023	2,205,000
5,010,000		R.J. Brooks Jr. Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 4.390%, 2/2/2023	5,010,000
6,980,000		RK Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/2/2023	6,980,000
3,500,000		Rohnert Park 668, L.P., (Federal Home Loan Bank of San Francisco LOC), 4.813%, 2/2/2023	3,500,000
6,255,000		Sibley Family Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 4.400%, 2/2/2023	6,255,000
6,610,000		The CLC Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 4.400%, 2/2/2023	6,610,000
5,120,000		The Eugene Kim Irrevocable Life Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/2/2023	5,120,000
22,830,000		The Gregory P. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 4.400%, 2/1/2023	22,830,000
5,740,000		The Leopold Family Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/2/2023	5,740,000
5,975,000		The Thompson 2018 Family Trust, (Federal Home Loan Bank of Dallas LOC), 4.390%, 2/2/2023	5,975,000
		TOTAL	265,455,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $5,275,593,417)	5,277,830,766
	[3]	COMMERCIAL PAPER— 9.4%
		Finance - Banking— 5.9%
10,000,000		Albion Capital LLC, (MUFG Bank Ltd. LIQ), 4.535%, 2/16/2023	9,981,167
195,000,000		Anglesea Funding LLC, 4.383% - 5.034%, 2/1/2023 - 7/19/2023	193,954,172
60,000,000		Bank of Montreal, 2.800%, 5/9/2023	60,000,000
40,000,000		Canadian Imperial Bank of Commerce, 2.069%, 3/20/2023	39,760,107
50,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 5.055%, 7/24/2023	48,807,616
21,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.055%, 7/24/2023	20,499,199
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount			Value
	[3]	COMMERCIAL PAPER— continued
		Finance - Banking— continued
$ 200,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 5.034%, 7/25/2023	$ 195,239,028
70,000,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 4.823%, 5/5/2023	69,137,106
22,000,000		National Australia Bank Ltd., Melbourne, 3.843%, 6/15/2023	21,599,050
89,500,000		Royal Bank of Canada, 2.229% - 4.050%, 3/29/2023 - 8/23/2023	87,528,070
122,000,000		Toronto Dominion Bank, 2.903%, 5/31/2023	120,098,426
55,000,000		Victory Receivables Corp., (MUFG Bank Ltd. LIQ), 4.809%, 4/17/2023	54,451,491
		TOTAL	921,055,432
		Finance - Retail— 0.4%
7,500,000		Fairway Finance Co. LLC, 5.043%, 7/24/2023	7,318,967
50,000,000		Thunder Bay Funding, LLC, 5.091%, 8/2/2023	48,746,222
		TOTAL	56,065,189
		Insurance— 1.9%
300,000,000		UnitedHealth Group, Inc., 4.323%, 2/1/2023	300,000,000
		Oil & Oil Finance— 0.3%
42,400,000		TotalEnergies Capital Canada Ltd., 4.351%, 2/3/2023	42,389,777
		Sovereign— 0.9%
115,000,000		BNG Bank N.V., 4.341% - 4.553%, 2/1/2023 - 2/27/2023	114,754,354
30,000,000		Export Development Canada, (Canada, Government of SUB), 5.203%, 11/9/2023	28,829,167
		TOTAL	143,583,521
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $1,464,607,005)	1,463,093,919
		CERTIFICATES OF DEPOSIT— 9.1%
		Finance - Banking— 9.1%
66,500,000		Bank of Montreal, 2.850% - 5.470%, 5/24/2023 - 1/8/2024	66,435,127
325,000,000		Credit Agricole Corporate and Investment Bank, 4.310% - 4.490%, 2/1/2023 - 2/7/2023	325,000,000
335,500,000		Mizuho Bank Ltd., 4.360% - 4.810%, 2/1/2023 - 5/4/2023	335,504,067
406,500,000		Sumitomo Mitsui Trust Bank Ltd., 4.770% - 4.830%, 4/13/2023 - 5/16/2023	406,541,672
205,000,000		Toronto Dominion Bank, 2.800% - 4.070%, 5/5/2023 - 7/18/2023	203,882,621
70,000,000		Toronto Dominion Bank, 5.250%, 1/25/2024	70,006,090
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $1,408,499,723)	1,407,369,577
		TIME DEPOSITS— 6.4%
		Finance - Banking— 6.4%
770,000,000		ABN Amro Bank NV, 4.330% - 4.510%, 2/1/2023 - 2/7/2023	770,000,000
125,000,000		Australia & New Zealand Banking Group, Melbourne, 4.360%, 2/3/2023	125,000,000
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount			Value
		TIME DEPOSITS— continued
		Finance - Banking— continued
$ 100,000,000		Mizuho Bank Ltd., 4.320%, 2/1/2023	$ 100,000,000
		TOTAL TIME DEPOSITS (IDENTIFIED COST $995,000,000)	995,000,000
		U.S. TREASURY— 5.0%
		U.S. Treasury Bills— 4.7%
730,000,000		United States Treasury Bill, 4.490%, 2/23/2023	727,996,960
		U.S. Treasury Notes— 0.3%
50,000,000	[1]	United States Treasury Floating Rate Notes, 4.682% (91-day T-Bill +0.034%), 2/7/2023	50,026,920
		TOTAL U.S. TREASURY (IDENTIFIED COST $777,997,938)	778,023,880
		OTHER REPURCHASE AGREEMENTS— 16.8%
		Finance - Banking— 16.8%
288,625,000		BNP Paribas S.A., 4.40%, dated 1/31/2023, interest in a $350,000,000 collateralized loan agreement will repurchase securities provided as collateral for $350,042,778 on 02/01/2023, in which asset-backed securities, corporate bonds, collateralized mortgage obligations, medium-term note and sovereign debt with a market value of $358,110,649 have been received as collateral and held with BNY Mellon as tri-party agent.	288,625,000
60,000,000		BofA Securities, Inc., 4.39%, dated 1/31/2023, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,009,146 on 02/03/2023, in which corporate bonds with a market value of $76,509,399 have been received as collateral and held with BNY Mellon as tri-party agent.	60,000,000
100,000,000		BofA Securities, Inc., 5.19%, dated 9/4/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $101,297,500 on 5/4/2023, in which American depositary receipts, convertible bonds, exchange-traded funds and sovereign debt with a market value of $102,405,932 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
150,000,000		BofA Securities, Inc., 4.66%, dated 12/13/2022, interest in a $165,000,000 collateralized loan agreement will repurchase securities provided as collateral for $165,149,508 on 2/10/2023, in which corporate bonds and medium-term note with a market value of $168,321,047 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
200,000,000		BofA Securities, Inc., 5.11%, dated 12/6/2022, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $226,117,813 on 2/10/2023, in which asset-backed securities and collateralized mortgage obligations with a market value of $229,530,919 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 250,000,000
BofA Securities, Inc., 5.19%, dated 9/9/2020, interest in a
$250,000,000 collateralized loan agreement will repurchase
securities provided as collateral for $253,243,750 on 5/4/2023, in which American depositary receipt, asset-backed securities,
corporate bond, convertible bonds and medium-term with a market value of $256,014,831 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 250,000,000
125,000,000	Credit Agricole S.A., 4.72%, dated 6/24/2022, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,275,333 on 2/10/2023, in which asset-backed securities, corporate bonds, collateralized mortgage obligations and sovereign debt with a market value of $306,126,468 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
280,000,000	Credit Agricole S.A., 4.62%, dated 6/24/2022, interest in a $800,000,000 collateralized loan agreement will repurchase securities provided as collateral for $800,718,667 on 2/10/2023, in which asset-backed securities, corporate bonds, collateralized mortgage obligations, medium-term note and sovereign debt with a market value of $816,155,252 have been received as collateral and held with BNY Mellon as tri-party agent.	280,000,000
45,000,000	HSBC Securities (USA), Inc., 4.42%, dated 1/31/2023, interest in a $245,000,000 collateralized loan agreement will repurchase securities provided as collateral for $245,030,081 on 2/01/2023, in which corporate bonds, medium-term notes and Sovereign debt with a market value of $249,900,000 have been received as collateral and held with BNY Mellon as tri-party agent.	45,000,000
44,625,000	ING Financial Markets LLC, 4.39%, dated 1/31/2023, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,006,097 on 2/1/2023, in which corporate bonds, medium-term note and sovereign debt with a market value of $51,006,594 have been received as collateral and held with BNY Mellon as tri-party agent.	44,625,000
65,000,000	J.P. Morgan Securities LLC, 4.82%, dated 1/23/2023, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $251,004,167 on 02/22/2023, in which asset-backed securities, collateralized mortgage obligation, corporate bonds, medium-term notes and Sovereign debt with a market value of $255,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	65,000,000
50,000,000	Mizuho Securities USA, Inc., 4.42%, dated 1/31/2023, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,012,278 on 2/01/2023, in which asset-backed securities and corporate bonds with a market value of $102,012,524 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 85,000,000
Mizuho Securities USA, Inc., 4.47%, dated 1/31/2023, interest in a
$150,000,000 collateralized loan agreement will repurchase
securities provided as collateral for $150,018,625 on 2/01/2023, in which common stocks with a market value of $153,019,001 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 85,000,000
78,625,000	Mitsubishi UFG Securities Americas, Inc., 4.47%, dated 1/31/2023, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,037,250 on 2/1/2023, in which American depositary receipts, common stocks, corporate bonds, exchange-traded funds, unit investment trust and municipal bonds with a market value of $306,038,896 have been received as collateral and held with BNY Mellon as tri-party agent.	78,625,000
135,000,000	Pershing LLC, 4.82%, dated 7/14/2022, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,281,167 on 2/10/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, common stocks, convertible bond, certificate deposit, exchange-traded funds, medium-term notes, municipal bonds, mutual funds and sovereign debt of with a market value of $306,038,845 have been received as collateral and held with BNY Mellon as tri-party agent.	135,000,000
125,000,000	Societe Generale, Paris, 4.38%, dated 1/31/2023, interest in a $350,000,000 collateralized loan agreement will repurchase securities provided as collateral for $350,042,583 on 2/1/2023, in which asset-backed securities, corporate bonds, collateralized mortgage obligations, medium-term note and sovereign debt with a market value of $357,246,293 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
300,625,000	Societe Generale, Paris, 4.47%, dated 1/31/2023, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,080,708 on 2/1/2023, in which asset-backed securities, corporate bonds, collateralized mortgage obligations and medium-term with a market value of $663,082,322 have been received as collateral and held with BNY Mellon as tri-party agent.	300,625,000
86,150,000	Standard Chartered Bank, 4.38%, dated 1/31/2023, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,018,250 on 2/1/2023, in which treasury bonds and treasury notes with a market value of $153,018,623 have been received as collateral and held with BNY Mellon as tri-party agent.	86,150,000
125,000,000	Wells Fargo Securities LLC, 5.17%, dated 2/3/2022, interest in a $125,000,000 collateralized loan agreement will repurchase securities provided as collateral for $126,633,576 on 04/10/2023, in which certificate of deposit with a market value of $127,921,140 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $2,593,650,000)	2,593,650,000
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount		Value
	REPURCHASE AGREEMENTS— 19.3%
	Finance - Banking— 19.3%
$2,000,000,000
Interest in $2,000,000,000 joint repurchase agreement 4.30%, dated 1/31/2023 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $2,000,238,889 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2040 and the market value of those underlying securities was $2,000,238,961.
		$ 2,000,000,000
484,000,000	Interest in $2,000,000,000 joint repurchase agreement 4.30%, dated 1/31/2023 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $2,000,238,889 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2052 and the market value of those underlying securities was $2,040,243,667.	484,000,000
500,000,000	Interest in $1,650,000,000 joint repurchase agreement 4.30%, dated 1/31/2023 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,650,197,083 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2053 and the market value of those underlying securities was $1,683,201,025.	500,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $2,984,000,000)	2,984,000,000
	TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $15,499,348,083)[4]	15,498,968,142
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[5]	(16,530,121)
	TOTAL NET ASSETS—100%	$15,482,438,021

1
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or
(b) is subject to a contractual restriction on public sales. At January 31, 2023, these restricted securities amounted to $50,000,000, which represented 0.3% of total net assets.

3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2023, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
GTD	—Guaranteed
LIQ	—Liquidity Agreement
LLP	—Limited Liability Partnership
LOC	—Letter of Credit
MHF	—Maryland Housing Fund
SOFR	—Secured Overnight Financing Rate
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$0.9998	$1.0005	$1.0007	$1.0004	$1.0003	$1.0003
Income From Investment Operations:
Net investment income (loss)	0.0168[1]	0.0037[1]	0.0008	0.0136	0.0239	0.0156
Net realized and unrealized gain (loss)	0.0005	(0.0008)	(0.0002)	0.0003	0.0001	0.0000[2]
Total From Investment Operations	0.0173	0.0029	0.0006	0.0139	0.0240	0.0156
Less Distributions:
Distributions from net investment income	(0.0168)	(0.0036)	(0.0008)	(0.0136)	(0.0239)	(0.0156)
Net Asset Value, End of Period	$1.0003	$0.9998	$1.0005	$1.0007	$1.0004	$1.0003
Total Return[3]	1.75%	0.29%	0.05%	1.39%	2.43%	1.57%
Ratios to Average Net Assets:
Net expenses[4]	0.18%[5]	0.16%	0.15%	0.15%	0.15%	0.17%
Net investment income	3.34%[5]	0.38%	0.08%	1.37%	2.41%	1.62%
Expense waiver/ reimbursement[6]	0.10%[5]	0.12%	0.13%	0.13%	0.13%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,470,601	$14,232,133	$15,298,656	$23,611,390	$21,146,776	$10,941,508

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
January 31, 2023 (unaudited)

Assets:
Investment in repurchase agreements and other repurchase agreements	$5,577,650,000
Investment in securities	9,921,318,142
Investment in securities, at value (identified cost $15,499,348,083)	15,498,968,142
Cash	491,777
Income receivable	29,017,806
Total Assets	15,528,477,725
Liabilities:
Income distribution payable	45,750,094
Payable for investment adviser fee (Note 5)	42,247
Payable for administrative fee (Note 5)	33,189
Payable for Directors’/Trustees’ fees (Note 5)	16,053
Accrued expenses (Note 5)	198,121
Total Liabilities	46,039,704
Net assets for 15,478,355,007 shares outstanding	$15,482,438,021
Net Assets Consist of:
Paid-in capital	$15,484,239,807
Total distributable earnings (loss)	(1,801,786)
Total Net Assets	$15,482,438,021
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$15,470,601,344 ÷ 15,466,521,335 shares outstanding, no par value, unlimited shares authorized	$1.0003
Service Shares:
$11,836,577 ÷ 11,833,572 shares outstanding, no par value, unlimited shares authorized	$1.0003
Capital Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$0.9999*

*	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended January 31, 2023 (unaudited)

Investment Income:
Interest	$265,938,005
Expenses:
Investment adviser fee (Note 5)	15,074,432
Administrative fee (Note 5)	5,902,297
Custodian fees	219,943
Transfer agent fees	34,347
Directors’/Trustees’ fees (Note 5)	42,783
Auditing fees	13,290
Legal fees	5,143
Portfolio accounting fees	114,608
Other service fees (Notes 2 and 5)	15,220
Share registration costs	44,589
Printing and postage	11,580
Miscellaneous (Note 5)	48,902
TOTAL EXPENSES	21,527,134
Waiver of investment adviser fee (Note 5)	(7,575,602)
Net expenses	13,951,532
Net investment income	251,986,473
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	15,265
Net change in unrealized depreciation of investments	7,527,225
Net realized and unrealized gain (loss) on investments	7,542,490
Change in net assets resulting from operations	$259,528,963
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2023	Year Ended 7/31/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$251,986,473	$50,302,148
Net realized gain (loss)	15,265	54,512
Net change in unrealized appreciation/depreciation	7,527,225	(9,036,105)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	259,528,963	41,320,555
Distributions to Shareholders:
Institutional Shares	(251,889,437)	(50,220,717)
Service Shares	(190,848)	(41,365)
Capital Shares	(2)	(48)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(252,080,287)	(50,262,130)
Share Transactions:
Proceeds from sale of shares	14,824,866,983	24,614,918,258
Net asset value of shares issued to shareholders in payment of distributions declared	46,759,820	8,299,365
Cost of shares redeemed	(13,641,483,543)	(25,705,000,012)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,230,143,260	(1,081,782,389)
Change in net assets	1,237,591,936	(1,090,723,964)
Net Assets:
Beginning of period	14,244,846,085	15,335,570,049
End of period	$15,482,438,021	$14,244,846,085
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Notes to Financial Statements
January 31, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the ”Adviser”).
◾
Fixed-income securities with remaining maturities of 60 days or less are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
◾
Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $7,575,602 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares and Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended January 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$15,220
For the six months ended January 31, 2023, the Fund’s Institutional Shares and Capital Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	14,716,384,823	$14,715,204,781	24,232,087,166	$24,233,003,776
Shares issued to shareholders in payment of distributions declared	46,657,815	46,659,133	8,283,360	8,282,176
Shares redeemed	(13,531,863,278)	(13,530,838,430)	(25,296,641,390)	(25,298,888,431)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,231,179,360	$1,231,025,484	(1,056,270,864)	$(1,057,602,479)
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Semi-Annual Shareholder Report

	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	109,666,754	$109,662,202	381,843,923	$381,914,482
Shares issued to shareholders in payment of distributions declared	100,690	100,687	17,154	17,151
Shares redeemed	(110,650,802)	(110,645,113)	(401,541,566)	(401,611,014)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(883,358)	$(882,224)	(19,680,489)	$(19,679,381)
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	38	38
Shares redeemed	—	—	(4,498,390)	(4,500,567)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	—	$—	(4,498,352)	$(4,500,529)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,230,296,002	$1,230,143,260	(1,080,449,705)	$(1,081,782,389)
4. FEDERAL TAX INFORMATION
At January 31, 2023, the cost of investments for federal tax purposes was $15,499,348,083. The net unrealized depreciation of investments for federal tax purposes was $379,941. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $2,726,893 and unrealized depreciation from investments for those securities having an excess of cost over value of $3,106,834.
As of July 31, 2022, the Fund had a capital loss carryforward of $1,400,723 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,400,723	$—	$1,400,723
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Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2023, the Adviser voluntarily waived $7,575,602 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended January 31, 2023, FSSC received $130 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of January 31, 2023, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2023, the Fund had no outstanding loans. During the six months ended January 31, 2023, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2023, there were no outstanding loans. During the six months ended January 31, 2023, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal
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Semi-Annual Shareholder Report

course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2022 to January 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2022	Ending Account Value 1/31/2023	Expenses Paid During Period[1]
Actual	$1,000.00	$1,017.50	$0.92
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.30	$0.92

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.18%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Institutional Prime Value Obligations Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
Semi-Annual Shareholder Report

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were
Semi-Annual Shareholder Report

provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2021, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund
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shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board noted that, for the year ended December 31, 2021, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
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Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated
Semi-Annual Shareholder Report

Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Semi-Annual Shareholder Report

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Federated Hermes Institutional Prime Value Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N583
CUSIP 60934N575
CUSIP 60934N567
Q450201 (3/23)
© 2023 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2023

Share Class | Ticker	Institutional | PVOXX

Federated Hermes Institutional Prime Value Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2022 through January 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At January 31, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Other Repurchase Agreements and Repurchase Agreements	36.1%
Variable Rate Instruments	33.8%
Bank Instruments	15.4%
Commercial Paper	9.4%
U.S. Treasury Securities	4.9%
Other Assets and Liabilities—Net[3]	0.4%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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1

Portfolio of Investments
January 31, 2023 (unaudited)
Shares or Principal Amount		Value
	INVESTMENT COMPANY— 99.1%
11,432,196,886	Federated Hermes Institutional Prime Obligations Fund, Institutional Shares, 4.41%[1] (IDENTIFIED COST $11,438,782,213)	$11,435,626,545
	OTHER REPURCHASE AGREEMENTS— 0.4%
	Finance - Banking— 0.4%
$ 50,000,000	Interest in $245,000,000 joint repurchase agreement 4.42%, dated 1/31/2023 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $245,030,081 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 3/15/2053 and the market value of those underlying securities was $249,900,000. (IDENTIFIED COST $50,000,000)	50,000,000
	TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $11,488,782,213)[2]	11,485,626,545
	OTHER ASSETS AND LIABILITIES - NET—0.5%[3]	53,891,513
	TOTAL NET ASSETS—100%	$11,539,518,058
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2023, were as follows:
Federated Hermes Institutional Prime Obligations Fund, Institutional Shares
Value as of 7/31/2022	$10,294,155,651
Purchases at Cost	$6,664,373,200
Proceeds from Sales	$(5,528,515,900)
Change in Unrealized Appreciation/Depreciation	$4,982,829
Net Realized Gain/(Loss)	$630,765
Value as of 1/31/2023	$11,435,626,545
Shares Held as of 1/31/2023	11,432,196,886
Dividend Income	$179,922,664
The Fund invests in Federated Hermes Institutional Prime Obligations Fund (POF), a diversified portfolio of Federated Hermes Money Market Obligations Trust (MMOT) which is also managed by the Adviser. MMOT is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The investment objective of POF is to provide current income consistent with stability of principal. Income distributions from POF are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain
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2

distributions of POF, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At January 31, 2023, POF represents 99.1% of the Fund’s net assets. Therefore, the performance of the Fund is directly affected by the performance of POF. To illustrate the security holdings, financial condition, results of operations and changes in net assets of POF, its financial statements are included within this report. The financial statements of POF should be read in conjunction with the Fund’s financial statements. The valuation of securities held by POF is discussed in the notes to its financial statements.
1	7-day net yield.
2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Company	$11,435,626,545	$—	$—	$11,435,626,545
Repurchase Agreement	—	50,000,000	—	50,000,000
TOTAL SECURITIES	$11,435,626,545	$50,000,000	$—	$11,485,626,545
See Notes which are an integral part of the Financial Statements
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3

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$0.9995	$1.0004	$1.0006	$1.0003	$1.0002	$1.0002
Income From Investment Operations:
Net investment income (loss)	0.0168	0.0036	0.0008	0.0136	0.0239	0.0156
Net realized and unrealized gain (loss)	0.0005	(0.0008)	(0.0002)	0.0003	0.0001	(0.0000)[1]
Total From Investment Operations	0.0173	0.0028	0.0006	0.0139	0.0240	0.0156
Less Distributions:
Distributions from net investment income	(0.0168)	(0.0036)	(0.0008)	(0.0136)	(0.0239)	(0.0156)
Distributions from net realized gain	—	(0.0001)	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]
Total Distributions	(0.0168)	(0.0037)	(0.0008)	(0.0136)	(0.0239)	(0.0156)
Net Asset Value, End of Period	$1.0000	$0.9995	$1.0004	$1.0006	$1.0003	$1.0002
Total Return[2]	1.75%	0.28%	0.06%	1.39%	2.43%	1.57%
Ratios to Average Net Assets:
Net expenses[3]	—%[4]	—%	—%	0.00%[5]	—%	0.00%[5]
Net investment income	3.35%[4]	0.35%	0.08%	1.36%	2.41%	1.59%
Expense waiver/ reimbursement[6]	0.29%[4]	0.29%	0.29%	0.29%	0.29%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,113,752	$9,946,892	$12,120,572	$15,937,441	$13,599,422	$6,992,551

1	Represents less than $0.0001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	Represents less than 0.01%.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
The financial highlights of the Service Shares and Capital Shares are presented separately.
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4

Statement of Assets and Liabilities
January 31, 2023 (unaudited)

Assets:
Investment in securities, at value including $11,435,626,545 of investments in affiliated holdings* (identified cost $11,488,782,213, including $11,438,782,213 of identified cost in affiliated holdings)	$11,485,626,545
Cash	716,413
Income receivable	6,138
Income receivable from affiliated holdings	41,855,662
Receivable for shares sold	51,910,115
Total Assets	11,580,114,873
Liabilities:
Payable for shares redeemed	13,032,559
Income distribution payable	27,373,837
Payable for investment adviser fee (Note 5)	35,494
Payable for administrative fee (Note 5)	24,640
Payable for Directors’/Trustees’ fees (Note 5)	12,025
Payable for other service fees (Notes 2 and 5)	61,438
Accrued expenses (Note 5)	56,822
Total Liabilities	40,596,815
Net assets for 11,539,757,038 shares outstanding	$11,539,518,058
Net Assets Consist of:
Paid-in capital	$11,543,492,183
Total distributable earnings (loss)	(3,974,125)
Total Net Assets	$11,539,518,058
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$11,113,751,626 ÷ 11,113,980,185 shares outstanding, no par value, unlimited shares authorized	$1.0000
Service Shares:
$416,829,592 ÷ 416,839,396 shares outstanding, no par value, unlimited shares authorized	$1.0000
Capital Shares:
$8,936,840 ÷ 8,937,457 shares outstanding, no par value, unlimited shares authorized	$0.9999

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Statement of Operations
Six Months Ended January 31, 2023 (unaudited)

Investment Income:
Dividends received from affiliated holdings*	$179,922,664
Interest	860,159
TOTAL INCOME	180,782,823
Expenses:
Investment adviser fee (Note 5)	10,791,683
Administrative fee (Note 5)	4,224,953
Custodian fees	149,993
Transfer agent fees	44,793
Directors’/Trustees’ fees (Note 5)	29,535
Auditing fees	13,290
Legal fees	5,145
Portfolio accounting fees	110,551
Other service fees (Notes 2 and 5)	483,270
Share registration costs	84,531
Printing and postage	19,988
Miscellaneous (Note 5)	123,527
TOTAL EXPENSES	16,081,259
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(10,791,683)
Reimbursement of other operating expenses (Notes 2 and 5)	(4,735,381)
TOTAL WAIVER AND REIMBURSEMENTS	(15,527,064)
Net expenses	554,195
Net investment income	180,228,628
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments in an affiliated holding*	630,765
Net change in unrealized depreciation of investments in an affiliated holding*	4,982,829
Net realized and unrealized gain (loss) on investments	5,613,594
Change in net assets resulting from operations	$185,842,222

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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6

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2023	Year Ended 7/31/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$180,228,628	$34,665,085
Net realized gain (loss)	630,765	(1,328,799)
Net change in unrealized appreciation/depreciation	4,982,829	(6,111,897)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	185,842,222	27,224,389
Distributions to Shareholders:
Institutional Shares	(174,150,364)	(34,900,178)
Service Shares	(5,945,970)	(972,903)
Capital Shares	(146,290)	(35,840)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(180,242,624)	(35,908,921)
Share Transactions:
Proceeds from sale of shares	21,309,160,653	38,690,164,420
Net asset value of shares issued to shareholders in payment of distributions declared	55,319,705	10,482,549
Cost of shares redeemed	(20,158,907,114)	(41,207,066,452)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,205,573,244	(2,506,419,483)
Change in net assets	1,211,172,842	(2,515,104,015)
Net Assets:
Beginning of period	10,328,345,216	12,843,449,231
End of period	$11,539,518,058	$10,328,345,216
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Notes to Financial Statements
January 31, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Value Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund invests all or substantially all of its net assets in the Institutional Shares of POF (the “Underlying Fund”), an affiliated institutional money market fund with substantially similar investment objectives and strategies as the Fund. Therefore, the performance of the Fund is directly affected by the performance of the Underlying Fund. To illustrate the security holdings, financial condition, results of operations and changes in net assets of the Underlying Fund, its financial statements are included within this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the ”Adviser”).
◾
Fixed-income securities with remaining maturities of 60 days or less are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of
Semi-Annual Shareholder Report
8

premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing
Semi-Annual Shareholder Report
9

services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $15,527,064 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended January 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$478,783
Capital Shares	4,487
TOTAL	$483,270
For the six months ended January 31, 2023, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2023, the Fund did not have a liability for any uncertain tax
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positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	21,053,175,539	$21,045,388,899	38,562,278,787	$38,557,456,148
Shares issued to shareholders in payment of distributions declared	49,342,829	49,330,136	9,493,387	9,489,444
Shares redeemed	(19,940,589,021)	(19,933,269,013)	(40,735,979,904)	(40,732,381,207)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,161,929,347	$1,161,450,022	(2,164,207,730)	$(2,165,435,615)
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	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	261,781,882	$261,697,514	127,450,141	$127,416,583
Shares issued to shareholders in payment of distributions declared	5,845,092	5,843,498	957,705	957,294
Shares redeemed	(223,491,086)	(223,408,022)	(457,418,370)	(457,394,097)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	44,135,888	$44,132,990	(329,010,524)	$(329,020,220)
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,075,565	$2,074,240	5,292,088	$5,291,689
Shares issued to shareholders in payment of distributions declared	146,126	146,071	35,826	35,811
Shares redeemed	(2,231,042)	(2,230,079)	(17,295,855)	(17,291,148)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(9,351)	$(9,768)	(11,967,941)	$(11,963,648)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,206,055,884	$1,205,573,244	(2,505,186,195)	$(2,506,419,483)
4. FEDERAL TAX INFORMATION
At January 31, 2023, the cost of investments for federal tax purposes was $11,488,782,213. The net unrealized depreciation of investments for federal tax purposes was $3,155,668. This consists entirely of net unrealized depreciation from investments for those securities having an excess of cost over value of $3,155,668.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. The Underlying Fund also has an investment advisory agreement with the Adviser by which the Adviser is entitled to an investment adviser fee with respect to the Underlying Fund’s average daily net assets. To avoid charging duplicative fees, the Adviser has agreed to waive and/or reimburse its fee with respect to the Fund’s net assets invested in the Underlying Fund. For the six months ended January 31, 2023, the Adviser voluntarily waived and/or reimbursed all of its fee.
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In addition, subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2023, the Adviser voluntarily reimbursed $4,735,381 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended January 31, 2023, FSSC did not reimburse other service fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers and/or reimbursements of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund’s share of the fees and expenses of the Underlying Fund paid by the Fund’s Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of January 31, 2023, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio invested in the Underlying Fund may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2023, the Fund had no outstanding loans. During the six months ended January 31, 2023, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2023, there were no outstanding loans. During the six months ended January 31, 2023, the program was not utilized.
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9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2022 to January 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2022	Ending Account Value 1/31/2023	Expenses Paid During Period[1]
Actual	$1,000.00	$1,017.50	$—[2]
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,025.21	$—[2]

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.02 and $1.02, respectively.

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Federated Hermes Institutional Prime Obligations Fund
Financial INFORMATION
Federated Hermes Institutional Prime Value Obligations Fund invests primarily in Federated Hermes Institutional Prime Obligations Fund. Therefore, the Federated Hermes Institutional Prime Obligations Fund’s financial information is included on pages 20 through 45.
Federated Hermes Institutional Prime Obligations Fund
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Portfolio of Investments Summary Tables (unaudited)
At January 31, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Other Repurchase Agreements and Repurchase Agreements	36.1%
Variable Rate Instruments	34.1%
Bank Instruments	15.5%
Commercial Paper	9.4%
U.S. Treasury Securities	5.0%
Other Assets and Liabilities—Net[2]	(0.1)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At January 31, 2023, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days[2]	82.8%
8-30 Days	6.1%
31-90 Days	2.9%
91-180 Days	6.7%
181 Days or more	1.6%
Other Assets and Liabilities—Net[3]	(0.1)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Overnight securities comprised 34.0% of the Fund’s portfolio.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
January 31, 2023 (unaudited)
Principal Amount			Value
	[1]	NOTES - VARIABLE— 34.1%
		Aerospace/Auto— 0.1%
$ 20,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 4.670% (SOFR +0.370%), 2/1/2023	$ 20,000,000
		Finance - Banking— 29.9%
47,500,000		Australia & New Zealand Banking Group, Melbourne, 4.650% (SOFR +0.350%), 2/1/2023	47,500,000
23,000,000		Australia & New Zealand Banking Group, Melbourne, 4.650% (SOFR +0.350%), 2/1/2023	22,999,995
27,500,000		Australia & New Zealand Banking Group, Melbourne, 4.680% (SOFR +0.380%), 2/1/2023	27,509,708
30,000,000		Bank of Montreal, 4.860% (SOFR +0.560%), 2/1/2023	30,035,207
60,000,000		Bank of Montreal, 4.950% (SOFR +0.650%), 2/1/2023	59,688,403
110,000,000		Bank of Montreal, 5.000% (SOFR +0.700%), 2/1/2023	110,000,000
60,000,000		Bank of Montreal, 5.000% (SOFR +0.700%), 2/1/2023	60,158,696
50,000,000		Bank of Nova Scotia, Toronto, 4.740% (SOFR +0.440%), 2/1/2023	50,021,235
25,000,000		Bank of Nova Scotia, Toronto, 4.800% (SOFR +0.500%), 2/1/2023	25,021,438
100,000,000		Bank of Nova Scotia, Toronto, 4.800% (SOFR +0.500%), 2/1/2023	100,162,188
20,000,000		Bank of Nova Scotia, Toronto, 4.830% (SOFR +0.530%), 2/1/2023	20,000,000
35,000,000		Bank of Nova Scotia, Toronto, 4.850% (SOFR +0.550%), 2/1/2023	35,042,896
43,500,000		Bank of Nova Scotia, Toronto, 4.850% (SOFR +0.550%), 2/1/2023	43,554,955
20,000,000		Bank of Nova Scotia, Toronto, 4.850% (SOFR +0.550%), 2/1/2023	20,025,946
23,500,000		Bank of Nova Scotia, Toronto, 4.850% (SOFR +0.550%), 2/1/2023	23,529,425
22,000,000		Bank of Nova Scotia, Toronto, 4.900% (SOFR +0.600%), 2/1/2023	22,031,384
10,000,000		Bank of Nova Scotia, Toronto, 4.900% (SOFR +0.600%), 2/1/2023	10,014,511
50,000,000		Bank of Nova Scotia, Toronto, 4.900% (SOFR +0.600%), 2/1/2023	50,086,470
100,000,000		Bank of Nova Scotia, Toronto, 4.900% (SOFR +0.600%), 2/1/2023	100,000,000
125,000,000		Bank of Nova Scotia, Toronto, 4.970% (SOFR +0.670%), 2/1/2023	125,222,681
24,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 4.630% (SOFR +0.330%), 2/1/2023	24,006,734
50,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 4.820% (SOFR +0.520%), 2/1/2023	50,000,000
54,000,000		Canadian Imperial Bank of Commerce, 4.800% (SOFR +0.500%), 2/1/2023	54,053,273
120,000,000		Canadian Imperial Bank of Commerce, 4.800% (SOFR +0.500%), 2/1/2023	120,114,742
120,000,000		Canadian Imperial Bank of Commerce, 4.850% (SOFR +0.550%), 2/1/2023	120,168,700
50,000,000		Canadian Imperial Holdings, Inc., 4.820% (SOFR +0.520%), 2/1/2023	50,057,288
95,000,000		Citibank N.A., New York, 4.720% (SOFR +0.420%), 2/1/2023	95,038,795
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Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 186,000,000		Citibank N.A., New York, 4.720% (SOFR +0.420%), 2/1/2023	$ 186,075,711
100,000,000		Citibank N.A., New York, 4.770% (SOFR +0.470%), 2/1/2023	100,086,828
9,900,000		City Furniture, Inc., (Wells Fargo Bank, N.A. LOC), 4.530%, 2/2/2023	9,900,000
15,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 4.730% (SOFR +0.430%), 2/1/2023	15,009,267
47,500,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 4.750% (SOFR +0.450%), 2/1/2023	47,500,000
20,500,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.670% (SOFR +0.370%), 2/1/2023	20,500,000
50,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.800% (SOFR +0.500%), 2/1/2023	50,000,000
50,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 4.810% (SOFR +0.510%), 2/1/2023	50,000,000
45,000,000		Commonwealth Bank of Australia, 4.730% (SOFR +0.430%), 2/1/2023	45,000,000
50,000,000		Commonwealth Bank of Australia, 4.800% (SOFR +0.500%), 2/1/2023	50,000,000
25,000,000		Commonwealth Bank of Australia, 4.840% (SOFR +0.540%), 2/1/2023	25,000,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 4.450%, 2/1/2023	16,700,000
3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 4.400%, 2/2/2023	3,000,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 4.400%, 2/2/2023	7,000,000
7,595,000		Gulf Gate Apartments LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 4.510%, 2/2/2023	7,595,000
11,755,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 4.510%, 2/2/2023	11,755,000
9,000,000		Michael Dennis Sullivan Irrevocable Trust, (Wells Fargo Bank, N.A. LOC), 4.400%, 2/2/2023	9,000,000
100,000,000		Mizuho Bank Ltd., 4.860% (SOFR +0.560%), 2/1/2023	100,000,000
32,500,000		MUFG Bank Ltd., 4.700% (SOFR +0.400%), 2/1/2023	32,511,243
55,950,000		MUFG Bank Ltd., 4.790% (SOFR +0.490%), 2/1/2023	55,950,552
71,500,000		MUFG Bank Ltd., 4.850% (SOFR +0.550%), 2/1/2023	71,500,000
50,000,000		National Australia Bank Ltd., Melbourne, 4.700% (SOFR +0.400%), 2/1/2023	50,000,000
37,500,000		National Australia Bank Ltd., Melbourne, 4.750% (SOFR +0.450%), 2/1/2023	37,500,000
45,000,000		National Australia Bank Ltd., Melbourne, 4.750% (SOFR +0.450%), 2/1/2023	45,040,732
84,000,000		National Australia Bank Ltd., Melbourne, 4.750% (SOFR +0.450%), 2/1/2023	84,069,077
22,500,000		National Australia Bank Ltd., Melbourne, 4.840% (SOFR +0.540%), 2/1/2023	22,523,148
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Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 96,500,000		National Australia Bank Ltd., Melbourne, 4.860% (SOFR +0.560%), 2/1/2023	$ 96,650,344
50,000,000		Nordea Bank Abp, 4.540% (SOFR +0.240%), 2/1/2023	50,011,608
12,500,000		Nordea Bank Abp, 4.550% (SOFR +0.250%), 2/1/2023	12,500,799
36,000,000		Nordea Bank Abp, 4.740% (SOFR +0.440%), 2/1/2023	36,031,199
40,000,000		Nordea Bank Abp, 4.800% (SOFR +0.500%), 2/1/2023	40,000,000
34,000,000		Nuveen Floating Rate Income Fund, (Series A), (Sumitomo Mitsui Banking Corp. LOC), 4.620%, 2/2/2023	34,000,000
3,115,000		Public Building Corp., Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 4.450%, 2/2/2023	3,115,000
50,000,000	[2]	Ridgefield Funding Company, LLC Series A, (BNP Paribas SA COL), 4.700% (SOFR +0.400%), 2/1/2023	50,000,000
35,000,000		Ridgefield Funding Company, LLC Series A, (BNP Paribas SA COL), 4.750% (SOFR +0.450%), 2/1/2023	35,000,000
150,000,000		Royal Bank of Canada, 4.850% (SOFR +0.550%), 2/1/2023	150,134,487
62,500,000		Royal Bank of Canada, 5.050% (SOFR +0.750%), 2/1/2023	62,633,697
35,000,000		Royal Bank of Canada, New York Branch, 4.870% (SOFR +0.570%), 2/1/2023	35,059,341
95,000,000		Royal Bank of Canada, New York Branch, 4.880% (SOFR +0.580%), 2/1/2023	95,152,727
18,965,000		Salem Green, LLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 4.510%, 2/2/2023	18,965,000
300,000,000		Sumitomo Mitsui Trust Bank Ltd., 4.740% (SOFR +0.440%), 2/1/2023	300,000,000
130,500,000		Svenska Handelsbanken, Stockholm, 4.650% (SOFR +0.350%), 2/1/2023	130,500,000
125,000,000		Svenska Handelsbanken, Stockholm, 4.860% (SOFR +0.560%), 2/1/2023	125,000,000
80,295,470		Taxable Tender Option Bond Trust 2021-MIZ9060TX, (Series 2021-MIZ9060TX) VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.590%, 2/1/2023	80,295,470
10,000,000		Taxable Tender Option Bond Trust 2021-MIZ9075TX, (Series MIZ-9075TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 4.590%, 2/1/2023	10,000,000
3,534,874		Taxable Tender Option Bond Trust 2021-MIZ9077TX, (Series 2021-MIZ9077TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 4.590%, 2/1/2023	3,534,874
2,207,606		Taxable Tender Option Bond Trust 2021-MIZ9078TX, (Series 2021-MIZ9078TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 4.590%, 2/1/2023	2,207,606
17,500,000		Toronto Dominion Bank, 4.880% (SOFR +0.580%), 2/1/2023	17,536,905
27,500,000		Toronto Dominion Bank, 4.880% (SOFR +0.580%), 2/1/2023	27,541,573
60,000,000		Triborough Bridge & Tunnel Authority, NY, (Series E Taxable) Weekly VRDNs, (UBS AG LOC), 4.350%, 2/2/2023	60,000,000
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
23

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 7,000,000		Westpac Banking Corp. Ltd., Sydney, 4.700% (SOFR +0.400%), 2/1/2023	$ 7,003,972
99,000,000		Westpac Banking Corp. Ltd., Sydney, 4.750% (SOFR +0.450%), 2/1/2023	99,000,000
150,000,000		Westpac Banking Corp. Ltd., Sydney, 4.750% (SOFR +0.450%), 2/1/2023	150,000,000
40,000,000		Westpac Banking Corp. Ltd., Sydney, 4.800% (SOFR +0.500%), 2/1/2023	40,000,000
136,000,000		Westpac Banking Corp. Ltd., Sydney, 4.800% (SOFR +0.500%), 2/1/2023	136,000,000
45,000,000		Westpac Banking Corp. Ltd., Sydney, 4.840% (SOFR +0.540%), 2/1/2023	45,056,750
22,500,000		Westpac Banking Corp. Ltd., Sydney, 4.840% (SOFR +0.540%), 2/1/2023	22,530,451
5,870,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 4.570%, 2/2/2023	5,870,000
		TOTAL	4,630,593,031
		Finance - Retail— 2.4%
10,000,000		Chariot Funding LLC, 4.660% (SOFR +0.360%), 2/1/2023	10,000,000
45,000,000		Chariot Funding LLC, 4.850% (SOFR +0.550%), 2/1/2023	45,000,000
45,000,000		Fairway Finance Co. LLC, 4.700% (SOFR +0.400%), 2/1/2023	45,000,000
61,750,000		Old Line Funding, LLC, 4.700% (SOFR +0.400%), 2/1/2023	61,750,000
47,500,000		Old Line Funding, LLC, 4.760% (SOFR +0.460%), 2/1/2023	47,500,000
42,500,000		Old Line Funding, LLC, 4.800% (SOFR +0.500%), 2/1/2023	42,500,000
40,000,000		Old Line Funding, LLC, 4.820% (SOFR +0.520%), 2/1/2023	40,000,000
45,000,000		Old Line Funding, LLC, 4.870% (SOFR +0.570%), 2/1/2023	45,032,735
25,000,000		Thunder Bay Funding, LLC, 4.730% (SOFR +0.430%), 2/1/2023	25,000,000
		TOTAL	361,782,735
		Government Agency— 1.7%
12,785,000		1320 W Jefferson LLC, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/1/2023	12,785,000
51,450,000		Archer 1 LLC, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/2/2023	51,450,000
9,015,000		Austen Children’s Gift Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/2/2023	9,015,000
6,830,000		Baker Life Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 4.400%, 2/2/2023	6,830,000
34,850,000		BWF Forge TL Properties Owner LLC, (Federal Home Loan Bank of Des Moines LOC)/(Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/2/2023	34,850,000
5,705,000		Catania Family Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/2/2023	5,705,000
4,270,000		Jim Brooks Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 4.390%, 2/2/2023	4,270,000
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
24

Principal Amount			Value
	[1]	NOTES - VARIABLE— continued
		Government Agency— continued
$ 11,570,000		Joseph L. Goggins Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 4.400%, 2/2/2023	$ 11,570,000
3,655,000		Karyn Brooks Descendants Trust, (Federal Home Loan Bank of Dallas LOC), 4.390%, 2/2/2023	3,655,000
6,380,000		MHF DKF Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/1/2023	6,380,000
17,030,000		Mohr Green Associates L.P., 2012-A, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/2/2023	17,030,000
22,610,000		NWD 2017 Family Trust No. 1, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/2/2023	22,610,000
9,080,000		Park Stanton Place LP, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/2/2023	9,080,000
2,205,000		Plaza Fitzsimons Owner, LLC, (Federal Home Loan Bank of San Francisco LOC), 4.400%, 2/1/2023	2,205,000
5,010,000		R.J. Brooks Jr. Irrevocable Trust, (Federal Home Loan Bank of Dallas LOC), 4.390%, 2/2/2023	5,010,000
6,980,000		RK Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/2/2023	6,980,000
3,500,000		Rohnert Park 668, L.P., (Federal Home Loan Bank of San Francisco LOC), 4.813%, 2/2/2023	3,500,000
6,255,000		Sibley Family Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 4.400%, 2/2/2023	6,255,000
6,610,000		The CLC Irrevocable Insurance Trust, (Federal Home Loan Bank of Des Moines LOC), 4.400%, 2/2/2023	6,610,000
5,120,000		The Eugene Kim Irrevocable Life Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/2/2023	5,120,000
22,830,000		The Gregory P. Berry Trust, (Federal Home Loan Bank of Des Moines LOC), 4.400%, 2/1/2023	22,830,000
5,740,000		The Leopold Family Insurance Trust, (Federal Home Loan Bank of Dallas LOC), 4.400%, 2/2/2023	5,740,000
5,975,000		The Thompson 2018 Family Trust, (Federal Home Loan Bank of Dallas LOC), 4.390%, 2/2/2023	5,975,000
		TOTAL	265,455,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $5,275,593,417)	5,277,830,766
	[3]	COMMERCIAL PAPER— 9.4%
		Finance - Banking— 5.9%
10,000,000		Albion Capital LLC, (MUFG Bank Ltd. LIQ), 4.535%, 2/16/2023	9,981,167
195,000,000		Anglesea Funding LLC, 4.383% - 5.034%, 2/1/2023 - 7/19/2023	193,954,172
60,000,000		Bank of Montreal, 2.800%, 5/9/2023	60,000,000
40,000,000		Canadian Imperial Bank of Commerce, 2.069%, 3/20/2023	39,760,107
50,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 5.055%, 7/24/2023	48,807,616
21,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 5.055%, 7/24/2023	20,499,199
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
25

Principal Amount			Value
	[3]	COMMERCIAL PAPER— continued
		Finance - Banking— continued
$ 200,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 5.034%, 7/25/2023	$ 195,239,028
70,000,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 4.823%, 5/5/2023	69,137,106
22,000,000		National Australia Bank Ltd., Melbourne, 3.843%, 6/15/2023	21,599,050
89,500,000		Royal Bank of Canada, 2.229% - 4.050%, 3/29/2023 - 8/23/2023	87,528,070
122,000,000		Toronto Dominion Bank, 2.903%, 5/31/2023	120,098,426
55,000,000		Victory Receivables Corp., (MUFG Bank Ltd. LIQ), 4.809%, 4/17/2023	54,451,491
		TOTAL	921,055,432
		Finance - Retail— 0.4%
7,500,000		Fairway Finance Co. LLC, 5.043%, 7/24/2023	7,318,967
50,000,000		Thunder Bay Funding, LLC, 5.091%, 8/2/2023	48,746,222
		TOTAL	56,065,189
		Insurance— 1.9%
300,000,000		UnitedHealth Group, Inc., 4.323%, 2/1/2023	300,000,000
		Oil & Oil Finance— 0.3%
42,400,000		TotalEnergies Capital Canada Ltd., 4.351%, 2/3/2023	42,389,777
		Sovereign— 0.9%
115,000,000		BNG Bank N.V., 4.341% - 4.553%, 2/1/2023 - 2/27/2023	114,754,354
30,000,000		Export Development Canada, (Canada, Government of SUB), 5.203%, 11/9/2023	28,829,167
		TOTAL	143,583,521
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $1,464,607,005)	1,463,093,919
		CERTIFICATES OF DEPOSIT— 9.1%
		Finance - Banking— 9.1%
66,500,000		Bank of Montreal, 2.850% - 5.470%, 5/24/2023 - 1/8/2024	66,435,127
325,000,000		Credit Agricole Corporate and Investment Bank, 4.310% - 4.490%, 2/1/2023 - 2/7/2023	325,000,000
335,500,000		Mizuho Bank Ltd., 4.360% - 4.810%, 2/1/2023 - 5/4/2023	335,504,067
406,500,000		Sumitomo Mitsui Trust Bank Ltd., 4.770% - 4.830%, 4/13/2023 - 5/16/2023	406,541,672
205,000,000		Toronto Dominion Bank, 2.800% - 4.070%, 5/5/2023 - 7/18/2023	203,882,621
70,000,000		Toronto Dominion Bank, 5.250%, 1/25/2024	70,006,090
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $1,408,499,723)	1,407,369,577
		TIME DEPOSITS— 6.4%
		Finance - Banking— 6.4%
770,000,000		ABN Amro Bank NV, 4.330% - 4.510%, 2/1/2023 - 2/7/2023	770,000,000
125,000,000		Australia & New Zealand Banking Group, Melbourne, 4.360%, 2/3/2023	125,000,000
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
26

Principal Amount			Value
		TIME DEPOSITS— continued
		Finance - Banking— continued
$ 100,000,000		Mizuho Bank Ltd., 4.320%, 2/1/2023	$ 100,000,000
		TOTAL TIME DEPOSITS (IDENTIFIED COST $995,000,000)	995,000,000
		U.S. TREASURY— 5.0%
		U.S. Treasury Bills— 4.7%
730,000,000		United States Treasury Bill, 4.490%, 2/23/2023	727,996,960
		U.S. Treasury Notes— 0.3%
50,000,000	[1]	United States Treasury Floating Rate Notes, 4.682% (91-day T-Bill +0.034%), 2/7/2023	50,026,920
		TOTAL U.S. TREASURY (IDENTIFIED COST $777,997,938)	778,023,880
		OTHER REPURCHASE AGREEMENTS— 16.8%
		Finance - Banking— 16.8%
288,625,000		BNP Paribas S.A., 4.40%, dated 1/31/2023, interest in a $350,000,000 collateralized loan agreement will repurchase securities provided as collateral for $350,042,778 on 02/01/2023, in which asset-backed securities, corporate bonds, collateralized mortgage obligations, medium-term note and sovereign debt with a market value of $358,110,649 have been received as collateral and held with BNY Mellon as tri-party agent.	288,625,000
60,000,000		BofA Securities, Inc., 4.39%, dated 1/31/2023, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,009,146 on 02/03/2023, in which corporate bonds with a market value of $76,509,399 have been received as collateral and held with BNY Mellon as tri-party agent.	60,000,000
100,000,000		BofA Securities, Inc., 5.19%, dated 9/4/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $101,297,500 on 5/4/2023, in which American depositary receipts, convertible bonds, exchange-traded funds and sovereign debt with a market value of $102,405,932 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
150,000,000		BofA Securities, Inc., 4.66%, dated 12/13/2022, interest in a $165,000,000 collateralized loan agreement will repurchase securities provided as collateral for $165,149,508 on 2/10/2023, in which corporate bonds and medium-term note with a market value of $168,321,047 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
200,000,000		BofA Securities, Inc., 5.11%, dated 12/6/2022, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $226,117,813 on 2/10/2023, in which asset-backed securities and collateralized mortgage obligations with a market value of $229,530,919 have been received as collateral and held with BNY Mellon as tri-party agent.	200,000,000
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
27

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 250,000,000
BofA Securities, Inc., 5.19%, dated 9/9/2020, interest in a
$250,000,000 collateralized loan agreement will repurchase
securities provided as collateral for $253,243,750 on 5/4/2023, in which American depositary receipt, asset-backed securities,
corporate bond, convertible bonds and medium-term with a market value of $256,014,831 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 250,000,000
125,000,000	Credit Agricole S.A., 4.72%, dated 6/24/2022, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,275,333 on 2/10/2023, in which asset-backed securities, corporate bonds, collateralized mortgage obligations and sovereign debt with a market value of $306,126,468 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
280,000,000	Credit Agricole S.A., 4.62%, dated 6/24/2022, interest in a $800,000,000 collateralized loan agreement will repurchase securities provided as collateral for $800,718,667 on 2/10/2023, in which asset-backed securities, corporate bonds, collateralized mortgage obligations, medium-term note and sovereign debt with a market value of $816,155,252 have been received as collateral and held with BNY Mellon as tri-party agent.	280,000,000
45,000,000	HSBC Securities (USA), Inc., 4.42%, dated 1/31/2023, interest in a $245,000,000 collateralized loan agreement will repurchase securities provided as collateral for $245,030,081 on 2/01/2023, in which corporate bonds, medium-term notes and Sovereign debt with a market value of $249,900,000 have been received as collateral and held with BNY Mellon as tri-party agent.	45,000,000
44,625,000	ING Financial Markets LLC, 4.39%, dated 1/31/2023, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,006,097 on 2/1/2023, in which corporate bonds, medium-term note and sovereign debt with a market value of $51,006,594 have been received as collateral and held with BNY Mellon as tri-party agent.	44,625,000
65,000,000	J.P. Morgan Securities LLC, 4.82%, dated 1/23/2023, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $251,004,167 on 02/22/2023, in which asset-backed securities, collateralized mortgage obligation, corporate bonds, medium-term notes and Sovereign debt with a market value of $255,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	65,000,000
50,000,000	Mizuho Securities USA, Inc., 4.42%, dated 1/31/2023, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,012,278 on 2/01/2023, in which asset-backed securities and corporate bonds with a market value of $102,012,524 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
28

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 85,000,000
Mizuho Securities USA, Inc., 4.47%, dated 1/31/2023, interest in a
$150,000,000 collateralized loan agreement will repurchase
securities provided as collateral for $150,018,625 on 2/01/2023, in which common stocks with a market value of $153,019,001 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 85,000,000
78,625,000	Mitsubishi UFG Securities Americas, Inc., 4.47%, dated 1/31/2023, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,037,250 on 2/1/2023, in which American depositary receipts, common stocks, corporate bonds, exchange-traded funds, unit investment trust and municipal bonds with a market value of $306,038,896 have been received as collateral and held with BNY Mellon as tri-party agent.	78,625,000
135,000,000	Pershing LLC, 4.82%, dated 7/14/2022, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,281,167 on 2/10/2023, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, common stocks, convertible bond, certificate deposit, exchange-traded funds, medium-term notes, municipal bonds, mutual funds and sovereign debt of with a market value of $306,038,845 have been received as collateral and held with BNY Mellon as tri-party agent.	135,000,000
125,000,000	Societe Generale, Paris, 4.38%, dated 1/31/2023, interest in a $350,000,000 collateralized loan agreement will repurchase securities provided as collateral for $350,042,583 on 2/1/2023, in which asset-backed securities, corporate bonds, collateralized mortgage obligations, medium-term note and sovereign debt with a market value of $357,246,293 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
300,625,000	Societe Generale, Paris, 4.47%, dated 1/31/2023, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,080,708 on 2/1/2023, in which asset-backed securities, corporate bonds, collateralized mortgage obligations and medium-term with a market value of $663,082,322 have been received as collateral and held with BNY Mellon as tri-party agent.	300,625,000
86,150,000	Standard Chartered Bank, 4.38%, dated 1/31/2023, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,018,250 on 2/1/2023, in which treasury bonds and treasury notes with a market value of $153,018,623 have been received as collateral and held with BNY Mellon as tri-party agent.	86,150,000
125,000,000	Wells Fargo Securities LLC, 5.17%, dated 2/3/2022, interest in a $125,000,000 collateralized loan agreement will repurchase securities provided as collateral for $126,633,576 on 04/10/2023, in which certificate of deposit with a market value of $127,921,140 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $2,593,650,000)	2,593,650,000
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
29

Principal Amount		Value
	REPURCHASE AGREEMENTS— 19.3%
	Finance - Banking— 19.3%
$2,000,000,000
Interest in $2,000,000,000 joint repurchase agreement 4.30%, dated 1/31/2023 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $2,000,238,889 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2040 and the market value of those underlying securities was $2,000,238,961.
		$ 2,000,000,000
484,000,000	Interest in $2,000,000,000 joint repurchase agreement 4.30%, dated 1/31/2023 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $2,000,238,889 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2052 and the market value of those underlying securities was $2,040,243,667.	484,000,000
500,000,000	Interest in $1,650,000,000 joint repurchase agreement 4.30%, dated 1/31/2023 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,650,197,083 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2053 and the market value of those underlying securities was $1,683,201,025.	500,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $2,984,000,000)	2,984,000,000
	TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $15,499,348,083)[4]	15,498,968,142
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[5]	(16,530,121)
	TOTAL NET ASSETS—100%	$15,482,438,021

1
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or
(b) is subject to a contractual restriction on public sales. At January 31, 2023, these restricted securities amounted to $50,000,000, which represented 0.3% of total net assets.

3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
30

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2023, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
GTD	—Guaranteed
LIQ	—Liquidity Agreement
LLP	—Limited Liability Partnership
LOC	—Letter of Credit
MHF	—Maryland Housing Fund
SOFR	—Secured Overnight Financing Rate
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$0.9998	$1.0005	$1.0007	$1.0004	$1.0003	$1.0003
Income From Investment Operations:
Net investment income (loss)	0.0168[1]	0.0037[1]	0.0008	0.0136	0.0239	0.0156
Net realized and unrealized gain (loss)	0.0005	(0.0008)	(0.0002)	0.0003	0.0001	0.0000[2]
Total From Investment Operations	0.0173	0.0029	0.0006	0.0139	0.0240	0.0156
Less Distributions:
Distributions from net investment income	(0.0168)	(0.0036)	(0.0008)	(0.0136)	(0.0239)	(0.0156)
Net Asset Value, End of Period	$1.0003	$0.9998	$1.0005	$1.0007	$1.0004	$1.0003
Total Return[3]	1.75%	0.29%	0.05%	1.39%	2.43%	1.57%
Ratios to Average Net Assets:
Net expenses[4]	0.18%[5]	0.16%	0.15%	0.15%	0.15%	0.17%
Net investment income	3.34%[5]	0.38%	0.08%	1.37%	2.41%	1.62%
Expense waiver/ reimbursement[6]	0.10%[5]	0.12%	0.13%	0.13%	0.13%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,470,601	$14,232,133	$15,298,656	$23,611,390	$21,146,776	$10,941,508

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
The financial highlights of the Service Shares and Capital Shares are presented separately.
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Statement of Assets and Liabilities
January 31, 2023 (unaudited)

Assets:
Investment in repurchase agreements and other repurchase agreements	$5,577,650,000
Investment in securities	9,921,318,142
Investment in securities, at value (identified cost $15,499,348,083)	15,498,968,142
Cash	491,777
Income receivable	29,017,806
Total Assets	15,528,477,725
Liabilities:
Income distribution payable	45,750,094
Payable for investment adviser fee (Note 5)	42,247
Payable for administrative fee (Note 5)	33,189
Payable for Directors’/Trustees’ fees (Note 5)	16,053
Accrued expenses (Note 5)	198,121
Total Liabilities	46,039,704
Net assets for 15,478,355,007 shares outstanding	$15,482,438,021
Net Assets Consist of:
Paid-in capital	$15,484,239,807
Total distributable earnings (loss)	(1,801,786)
Total Net Assets	$15,482,438,021
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$15,470,601,344 ÷ 15,466,521,335 shares outstanding, no par value, unlimited shares authorized	$1.0003
Service Shares:
$11,836,577 ÷ 11,833,572 shares outstanding, no par value, unlimited shares authorized	$1.0003
Capital Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$0.9999*

*	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended January 31, 2023 (unaudited)

Investment Income:
Interest	$265,938,005
Expenses:
Investment adviser fee (Note 5)	15,074,432
Administrative fee (Note 5)	5,902,297
Custodian fees	219,943
Transfer agent fees	34,347
Directors’/Trustees’ fees (Note 5)	42,783
Auditing fees	13,290
Legal fees	5,143
Portfolio accounting fees	114,608
Other service fees (Notes 2 and 5)	15,220
Share registration costs	44,589
Printing and postage	11,580
Miscellaneous (Note 5)	48,902
TOTAL EXPENSES	21,527,134
Waiver of investment adviser fee (Note 5)	(7,575,602)
Net expenses	13,951,532
Net investment income	251,986,473
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	15,265
Net change in unrealized depreciation of investments	7,527,225
Net realized and unrealized gain (loss) on investments	7,542,490
Change in net assets resulting from operations	$259,528,963
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2023	Year Ended 7/31/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$251,986,473	$50,302,148
Net realized gain (loss)	15,265	54,512
Net change in unrealized appreciation/depreciation	7,527,225	(9,036,105)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	259,528,963	41,320,555
Distributions to Shareholders:
Institutional Shares	(251,889,437)	(50,220,717)
Service Shares	(190,848)	(41,365)
Capital Shares	(2)	(48)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(252,080,287)	(50,262,130)
Share Transactions:
Proceeds from sale of shares	14,824,866,983	24,614,918,258
Net asset value of shares issued to shareholders in payment of distributions declared	46,759,820	8,299,365
Cost of shares redeemed	(13,641,483,543)	(25,705,000,012)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,230,143,260	(1,081,782,389)
Change in net assets	1,237,591,936	(1,090,723,964)
Net Assets:
Beginning of period	14,244,846,085	15,335,570,049
End of period	$15,482,438,021	$14,244,846,085
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the ”Adviser”).
◾
Fixed-income securities with remaining maturities of 60 days or less are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation
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determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
◾
Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in
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accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and
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Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $7,575,602 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares and Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended January 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$15,220
For the six months ended January 31, 2023, the Fund’s Institutional Shares and Capital Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	14,716,384,823	$14,715,204,781	24,232,087,166	$24,233,003,776
Shares issued to shareholders in payment of distributions declared	46,657,815	46,659,133	8,283,360	8,282,176
Shares redeemed	(13,531,863,278)	(13,530,838,430)	(25,296,641,390)	(25,298,888,431)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,231,179,360	$1,231,025,484	(1,056,270,864)	$(1,057,602,479)
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	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	109,666,754	$109,662,202	381,843,923	$381,914,482
Shares issued to shareholders in payment of distributions declared	100,690	100,687	17,154	17,151
Shares redeemed	(110,650,802)	(110,645,113)	(401,541,566)	(401,611,014)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(883,358)	$(882,224)	(19,680,489)	$(19,679,381)
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	38	38
Shares redeemed	—	—	(4,498,390)	(4,500,567)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	—	$—	(4,498,352)	$(4,500,529)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,230,296,002	$1,230,143,260	(1,080,449,705)	$(1,081,782,389)
4. FEDERAL TAX INFORMATION
At January 31, 2023, the cost of investments for federal tax purposes was $15,499,348,083. The net unrealized depreciation of investments for federal tax purposes was $379,941. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $2,726,893 and unrealized depreciation from investments for those securities having an excess of cost over value of $3,106,834.
As of July 31, 2022, the Fund had a capital loss carryforward of $1,400,723 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,400,723	$—	$1,400,723
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2023, the Adviser voluntarily waived $7,575,602 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended January 31, 2023, FSSC received $130 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of January 31, 2023, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2023, the Fund had no outstanding loans. During the six months ended January 31, 2023, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2023, there were no outstanding loans. During the six months ended January 31, 2023, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal
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course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2022 to January 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2022	Ending Account Value 1/31/2023	Expenses Paid During Period[1]
Actual	$1,000.00	$1,017.50	$0.92
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.30	$0.92

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.18%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
Federated Hermes Institutional Prime Obligations Fund
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Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Institutional Prime Value Obligations Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were
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provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2021, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund
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shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board noted that, for the year ended December 31, 2021, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
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Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated
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Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes Institutional Prime Value Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N583
Q454512 (3/23)
© 2023 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2023

Share Class | Ticker	Automated | TOAXX	Institutional | TOIXX	Service | TOSXX
	Capital | TOCXX	Trust | TOTXX

Federated Hermes Treasury Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2022 through January 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	84.5%
U.S. Treasury Securities	12.2%
Other Assets and Liabilities—Net[2]	3.3%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At January 31, 2023, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	92.4%
8-30 Days	0.9%
31-90 Days	2.0%
91-180 Days	0.2%
181 Days or more	1.2%
Other Assets and Liabilities—Net[2]	3.3%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
January 31, 2023 (unaudited)
Principal Amount			Value
		U.S. TREASURIES— 12.2%
		U.S. Treasury Bills—3.5%
$ 460,000,000	[1]	United States Treasury Bill, 4.490%, 2/23/2023	$ 458,737,811
473,000,000	[1]	United States Treasury Bill, 4.505%, 11/2/2023	456,781,748
1,065,000,000	[1]	United States Treasury Bill, 4.525%, 3/9/2023	1,060,180,875
		TOTAL	1,975,700,434
		U.S. Treasury Notes—8.7%
250,000,000	[2]	United States Treasury Floating Rate Notes, 4.573% (91-day T-Bill -0.075%), 2/7/2023	249,999,986
679,600,000	[2]	United States Treasury Floating Rate Notes, 4.633% (91-day T-Bill -0.015%), 2/7/2023	679,845,435
1,216,000,000	[2]	United States Treasury Floating Rate Notes, 4.677% (91-day T-Bill +0.029%), 2/7/2023	1,216,016,355
1,323,000,000	[2]	United States Treasury Floating Rate Notes, 4.685% (91-day T-Bill +0.037%), 2/7/2023	1,322,443,479
685,000,000	[2]	United States Treasury Floating Rate Notes, 4.788% (91-day T-Bill +0.140%), 2/7/2023	684,450,785
290,000,000	[2]	United States Treasury Floating Rate Notes, 4.848% (91-day T-Bill +0.200%), 2/7/2023	290,000,000
65,000,000		United States Treasury Note, 0.125%, 2/28/2023	64,926,363
66,000,000		United States Treasury Note, 0.125%, 5/31/2023	65,569,996
50,000,000		United States Treasury Note, 0.125%, 6/30/2023	49,556,631
237,000,000		United States Treasury Note, 0.375%, 10/31/2023	230,364,212
82,535,000		United States Treasury Note, 1.500%, 3/31/2023	82,517,453
		TOTAL	4,935,690,695
		TOTAL U.S. TREASURIES	6,911,391,129
		REPURCHASE AGREEMENTS— 84.5%
188,913,500		Interest in $188,913,500 joint repurchase agreement 4.31%, dated 1/31/2023 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $188,936,117 on 2/1/2023. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $192,725,442.	188,913,500
200,727,500		Interest in $200,727,500 joint repurchase agreement 4.31%, dated 1/31/2023 under which Prudential Legacy Insurance Co. of NJ will repurchase securities provided as collateral for $200,751,532 on 2/1/2023. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $204,883,006.	200,727,500
Semi-Annual Shareholder Report
2

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 125,000,000
Interest in $250,000,000 joint repurchase agreement 4.30%, dated
1/31/2023 under which ING Financial Markets LLC will repurchase securities provided as collateral for $250,029,861 on 2/1/2023.
The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $261,643,867.
		$ 125,000,000
500,000,000	Interest in $500,000,000 joint repurchase agreement 4.30%, dated 1/31/2023 under which National Australia Bank Ltd., Melbourne will repurchase securities provided as collateral for $500,059,722 on 2/1/2023. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian were U.S. Treasury securities with various maturities to 4/30/2026 and the market value of those underlying securities was $511,030,171.	500,000,000
350,000,000	Interest in $500,000,000 joint repurchase agreement 4.48%, dated 1/31/2023 under which Standard Chartered Bank will repurchase securities provided as collateral for $500,435,556 on 2/7/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2052 and the market value of those underlying securities was $510,063,519.	350,000,000
250,000,000	Interest in $750,000,000 joint repurchase agreement 4.27%, dated 1/31/2023 under which Standard Chartered Bank will repurchase securities provided as collateral for $750,088,958 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2052 and the market value of those underlying securities was $765,090,746.	250,000,000
400,000,000	Interest in $800,000,000 joint repurchase agreement 4.27%, dated 1/31/2023 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $800,094,889 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2052 and the market value of those underlying securities was $816,096,809.	400,000,000
750,000,000	Interest in $800,000,000 joint repurchase agreement 4.31%, dated 1/4/2023 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $802,777,556 on 2/2/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2050 and the market value of those underlying securities was $818,833,113.	750,000,000
500,000,000	Interest in $1,000,000,000 joint repurchase agreement 4.31%, dated 1/31/2023 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,000,119,722 on 2/1/2023. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian were U.S. Treasury securities with various maturities to 11/15/2050 and the market value of those underlying securities was $1,024,763,148.	500,000,000
Semi-Annual Shareholder Report
3

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 312,000,000
Interest in $3,000,000,000 joint repurchase agreement 4.30%, dated 1/31/2023 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,358,333 on
2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2048 and the market value of those underlying securities was $3,060,365,506.
		$ 312,000,000
3,000,000,000	Interest in $3,000,000,000 joint repurchase agreement 4.31%, dated 1/31/2023 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $3,000,359,167 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2041 and the market value of those underlying securities was $3,060,000,000.	3,000,000,000
63,684,000	Repurchase agreement 4.22%, dated 1/31/2023 under which BofA Securities, Inc. will repurchase a security provided as collateral for $63,691,465 on 2/1/2023. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security maturing on 11/15/2031 and the market value of that underlying security was $64,965,301.	63,684,000
450,000,000	Repurchase agreement 4.25%, dated 1/31/2023 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $450,053,125 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/31/2027 and the market value of those underlying securities was $459,054,226.	450,000,000
300,000,000	Repurchase agreement 4.27%, dated 1/31/2023 under which BNP Paribas S.A. will repurchase securities provided as collateral for $300,035,583 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2051 and the market value of those underlying securities was $306,036,297.	300,000,000
200,000,000	Repurchase agreement 4.27%, dated 1/31/2023 under which Natwest Markets Securities, Inc. will repurchase securities provided as collateral for $200,023,722 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/31/2029 and the market value of those underlying securities was $204,000,051.	200,000,000
250,000,000	Repurchase agreement 4.30%, dated 1/31/2023 under which Citibank, N.A. will repurchase securities provided as collateral for $250,029,861 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/31/2027 and the market value of those underlying securities was $255,030,479.	250,000,000
Semi-Annual Shareholder Report
4

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 2,150,000,000
Interest in a agreement 4.30%, dated 1/31/2023 under which
Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $4,150,495,694 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY
Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2032 and the market value of those underlying securities was $4,233,505,688.
		$ 2,150,000,000
200,000,000	Repurchase agreement 4.30%, dated 1/31/2023 under which Credit Agricole Corporate and Investment Bank will repurchase a security provided as collateral for $200,023,889 on 2/1/2023. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security maturing on 8/15/2031 and the market value of that underlying security was $204,024,414.	200,000,000
37,500,000,000	Repurchase agreement 4.30%, dated 1/31/2023 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $37,504,479,167 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $37,504,479,189.	37,500,000,000
450,001,906	Repurchase agreement 4.30%, dated 1/31/2023 under which Metropolitan Life Insurance Co. will repurchase securities provided as collateral for $450,055,656 on 2/1/2023. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian were U.S. Treasury securities with various maturities to 12/31/2027 and the market value of those underlying securities was $459,193,769.	450,001,906
	TOTAL REPURCHASE AGREEMENTS	48,140,326,906
	TOTAL INVESTMENT IN SECURITIES—96.7% (AT AMORTIZED COST)[3]	55,051,718,035
	OTHER ASSETS AND LIABILITIES - NET—3.3%[4]	1,899,685,978
	TOTAL NET ASSETS—100%	$56,951,404,013

1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Semi-Annual Shareholder Report
5

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of January 31, 2023, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)	0.014	0.002	0.000[1]	0.008	0.019	0.010
Net realized gain (loss)	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.014	0.002	0.000[1]	0.008	0.019	0.010
Less Distributions:
Distributions from net investment income	(0.014)	(0.002)	(0.000)[1]	(0.008)	(0.019)	(0.010)
Distributions from net realized gain	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.014)	(0.002)	(0.000)[1]	(0.008)	(0.019)	(0.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.44%	0.18%	0.01%	0.84%	1.88%	1.03%
Ratios to Average Net Assets:
Net expenses[3]	0.55%[4]	0.21%	0.11%	0.43%	0.48%	0.42%
Net investment income	2.78%[4]	0.13%	0.01%	0.82%	1.87%	1.02%
Expense waiver/reimbursement[5]	0.08%[4]	0.42%	0.52%	0.18%	0.11%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,299,301	$1,615,683	$2,390,301	$2,076,883	$2,138,942	$2,059,409

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)	0.016	0.003	0.000[1]	0.011	0.022	0.013
Net realized gain (loss)	0.000[1]	(0.000)[1]	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.016	0.003	0.000[1]	0.011	0.022	0.013
Less Distributions:
Distributions from net investment income	(0.016)	(0.003)	(0.000)[1]	(0.011)	(0.022)	(0.013)
Distributions from net realized gain	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.016)	(0.003)	(0.000)[1]	(0.011)	(0.022)	(0.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.61%	0.29%	0.01%	1.09%	2.18%	1.25%
Ratios to Average Net Assets:
Net expenses[3]	0.20%[4]	0.12%	0.11%	0.19%	0.18%	0.19%
Net investment income	3.23%[4]	0.29%	0.01%	0.99%	2.17%	1.24%
Expense waiver/ reimbursement[5]	0.08%[4]	0.16%	0.17%	0.10%	0.11%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$46,183,195	$40,500,072	$40,668,867	$49,615,082	$33,350,766	$25,992,845

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)	0.015	0.002	0.000[1]	0.009	0.019	0.010
Net realized gain (loss)	0.000[1]	(0.000)[1]	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.015	0.002	0.000[1]	0.009	0.019	0.010
Less Distributions:
Distributions from net investment income	(0.015)	(0.002)	(0.000)[1]	(0.009)	(0.019)	(0.010)
Distributions from net realized gain	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.015)	(0.002)	(0.000)[1]	(0.009)	(0.019)	(0.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.48%	0.20%	0.01%	0.88%	1.93%	1.00%
Ratios to Average Net Assets:
Net expenses[3]	0.45%[4]	0.20%	0.12%	0.39%	0.43%	0.44%
Net investment income	2.96%[4]	0.19%	0.01%	0.84%	1.92%	0.96%
Expense waiver/reimbursement[5]	0.08%[4]	0.33%	0.41%	0.15%	0.11%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,346,448	$4,833,929	$5,363,707	$5,512,396	$4,672,058	$3,584,885

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)	0.016	0.002	0.000[1]	0.010	0.021	0.012
Net realized gain (loss)	0.000[1]	(0.000)[1]	0.000[1]	(0.000)[1]	0.000[1]	(0.000)[1]
Total From Investment Operations	0.016	0.002	0.000[1]	0.010	0.021	0.012
Less Distributions:
Distributions from net investment income	(0.016)	(0.002)	(0.000)[1]	(0.010)	(0.021)	(0.012)
Distributions from net realized gain	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.016)	(0.002)	(0.000)[1]	(0.010)	(0.021)	(0.012)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.56%	0.25%	0.01%	0.99%	2.08%	1.15%
Ratios to Average Net Assets:
Net expenses[3]	0.30%[4]	0.16%	0.11%	0.28%	0.28%	0.29%
Net investment income	3.16%[4]	0.25%	0.01%	0.90%	2.07%	1.12%
Expense waiver/reimbursement[5]	0.08%[4]	0.22%	0.27%	0.11%	0.11%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,338,082	$2,100,176	$1,859,069	$2,119,651	$1,250,599	$1,114,276

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)	0.013	0.001	0.000[1]	0.007	0.017	0.008
Net realized gain (loss)	0.000[1]	(0.000)[1]	0.000[1]	(0.000)[1]	0.000[1]	(0.000)[1]
Total From Investment Operations	0.013	0.001	0.000[1]	0.007	0.017	0.008
Less Distributions:
Distributions from net investment income	(0.013)	(0.001)	(0.000)[1]	(0.007)	(0.017)	(0.008)
Distributions from net realized gain	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.013)	(0.001)	(0.000)[1]	(0.007)	(0.017)	(0.008)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.36%	0.14%	0.01%	0.72%	1.67%	0.75%
Ratios to Average Net Assets:
Net expenses[3]	0.70%[4]	0.27%	0.13%	0.54%	0.68%	0.69%
Net investment income	2.67%[4]	0.14%	0.01%	0.66%	1.67%	0.77%
Expense waiver/reimbursement[5]	0.08%[4]	0.51%	0.65%	0.25%	0.11%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$784,377	$796,860	$754,675	$1,379,716	$860,830	$512,289

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities
January 31, 2023 (unaudited)

Assets:
Investment in repurchase agreements	$48,140,326,906
Investment in securities	6,911,391,129
Investment in securities, at amortized cost and fair value	55,051,718,035
Cash	1,958,075,774
Income receivable	9,456,930
Receivable for shares sold	120,036,196
Total Assets	57,139,286,935
Liabilities:
Payable for shares redeemed	64,224,696
Income distribution payable	120,892,867
Payable for investment adviser fee (Note 4)	188,331
Payable for administrative fee (Note 4)	121,888
Payable for Directors’/Trustees’ fees (Note 4)	68,533
Payable for distribution services fee (Note 4)	162,783
Payable for other service fees (Notes 2 and 4)	1,657,425
Accrued expenses (Note 4)	566,399
Total Liabilities	187,882,922
Net assets for 56,972,034,104 shares outstanding	$56,951,404,013
Net Assets Consist of:
Paid-in capital	$56,972,227,107
Total distributable earnings (loss)	(20,823,094)
Total Net Assets	$56,951,404,013
Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$1,299,301,491 ÷ 1,299,771,354 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$46,183,195,344 ÷ 46,199,930,576 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$5,346,448,033 ÷ 5,348,386,070 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$3,338,081,739 ÷ 3,339,284,016 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$784,377,406 ÷ 784,662,088 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Operations
Six Months Ended January 31, 2023 (unaudited)

Investment Income:
Interest	$911,719,098
Expenses:
Investment adviser fee (Note 4)	53,203,426
Administrative fee (Note 4)	20,829,406
Custodian fees	742,413
Transfer agent fees (Note 2)	801,866
Directors’/Trustees’ fees (Note 4)	151,318
Auditing fees	13,290
Legal fees	5,750
Portfolio accounting fees	118,883
Distribution services fee (Note 4)	962,445
Other service fees (Notes 2 and 4)	10,381,921
Share registration costs	135,658
Printing and postage	89,230
Miscellaneous (Note 4)	127,827
TOTAL EXPENSES	87,563,433
Waiver of investment adviser fee (Note 4)	(21,040,366)
Net expenses	66,523,067
Net investment income	845,196,031
Net realized gain on investments	2,193,422
Change in net assets resulting from operations	$847,389,453
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2023	Year Ended 7/31/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$845,196,031	$131,731,993
Net realized gain (loss)	2,193,422	(23,055,939)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	847,389,453	108,676,054
Distributions to Shareholders:
Automated Shares	(19,954,374)	(3,178,441)
Institutional Shares	(697,190,395)	(112,874,570)
Service Shares	(74,815,441)	(9,732,842)
Capital Shares	(42,894,139)	(4,902,590)
Trust Shares	(10,287,930)	(1,158,642)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(845,142,279)	(131,847,085)
Share Transactions:
Proceeds from sale of shares	174,147,946,180	262,727,989,725
Net asset value of shares issued to shareholders in payment of distributions declared	309,575,384	43,327,917
Cost of shares redeemed	(167,355,085,334)	(263,938,044,594)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	7,102,436,230	(1,166,726,952)
Change in net assets	7,104,683,404	(1,189,897,983)
Net Assets:
Beginning of period	49,846,720,609	51,036,618,592
End of period	$56,951,404,013	$49,846,720,609
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Treasury Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
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The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and
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Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $21,040,366 is disclosed in Note 4. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended January 31, 2023, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Automated Shares	$675,311
Institutional Shares	105,637
Service Shares	12,386
Capital Shares	6,647
Trust Shares	1,885
TOTAL	$801,866
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended January 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$1,795,217
Service Shares	6,311,338
Capital Shares	1,312,921
Trust Shares	962,445
TOTAL	$10,381,921
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For the six months ended January 31, 2023, the Fund’s Institutional Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	763,435,260	$763,435,260	2,894,701,881	$2,894,701,881
Shares issued to shareholders in payment of distributions declared	19,049,375	19,049,375	3,061,270	3,061,270
Shares redeemed	(1,099,137,324)	(1,099,137,324)	(3,671,626,586)	(3,671,626,586)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(316,652,689)	$(316,652,689)	(773,863,435)	$(773,863,435)
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	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	160,414,836,207	$160,414,836,207	234,597,319,011	$234,597,319,011
Shares issued to shareholders in payment of distributions declared	237,290,812	237,290,812	34,235,903	34,235,903
Shares redeemed	(154,970,847,151)	(154,970,847,151)	(234,781,536,709)	(234,781,536,709)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	5,681,279,868	$5,681,279,868	(149,981,795)	$(149,981,795)
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	7,800,692,950	$7,800,692,950	19,049,431,252	$19,049,431,252
Shares issued to shareholders in payment of distributions declared	21,288,830	21,288,830	2,979,735	2,979,735
Shares redeemed	(7,309,744,003)	(7,309,744,003)	(19,579,938,742)	(19,579,938,742)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	512,237,777	$512,237,777	(527,527,755)	$(527,527,755)
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	4,294,122,640	$4,294,122,640	4,606,290,921	$4,606,290,921
Shares issued to shareholders in payment of distributions declared	30,554,964	30,554,964	2,883,959	2,883,959
Shares redeemed	(3,086,542,296)	(3,086,542,296)	(4,367,084,030)	(4,367,084,030)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,238,135,308	$1,238,135,308	242,090,850	$242,090,850
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	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	874,859,123	$874,859,123	1,580,246,660	$1,580,246,660
Shares issued to shareholders in payment of distributions declared	1,391,403	1,391,403	167,050	167,050
Shares redeemed	(888,814,560)	(888,814,560)	(1,537,858,527)	(1,537,858,527)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(12,564,034)	$(12,564,034)	42,555,183	$42,555,183
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	7,102,436,230	$7,102,436,230	(1,166,726,952)	$(1,166,726,952)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2023, the Adviser voluntarily waived $21,040,366 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2023, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Trust Shares	$962,445
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the six months ended January 31, 2023, FSSC received $3,865 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 0.20%, 0.45%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2023, there were no outstanding loans. During the six months ended January 31, 2023, the program was not utilized.
6. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
7. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
8. SUBSEQUENT EVENT
On February 16, 2023, the Trustees approved the creation of five new share classes to the Fund: Premier (PRM), Advisor (AVR), Select (SEL), Administrative (ADM) and Cash Management (CMS). These share classes are anticipated to become effective during the second quarter of 2023.
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Additionally, changes to the expense structure of certain of the existing classes of the Fund are also anticipated to become effective during the second quarter of 2023. Currently, the Fund may incur and pay other service fees on its Institutional Shares up to a maximum of 0.25%, but does not incur and pay any such fees on Institutional Shares. The Fund’s Institutional Shares will incur and pay up to 0.05% of other service fees. In addition, the Expense Limit of the Automated Shares as listed under the Expense Limitation note will be reduced to 0.50%. The Termination Date for each Expense Limit will be extended to the first day of the next month one year after effectiveness of these fee changes.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2022 to January 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2022	Ending Account Value 1/31/2023	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,014.40	$2.79
Institutional Shares	$1,000	$1,016.10	$1.02
Service Shares	$1,000	$1,014.80	$2.29
Capital Shares	$1,000	$1,015.60	$1.52
Trust Shares	$1,000	$1,013.60	$3.55
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.43	$2.80
Institutional Shares	$1,000	$1,024.20	$1.02
Service Shares	$1,000	$1,022.94	$2.29
Capital Shares	$1,000	$1,023.69	$1.53
Trust Shares	$1,000	$1,021.68	$3.57

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.55%
Institutional Shares	0.20%
Service Shares	0.45%
Capital Shares	0.30%
Trust Shares	0.70%
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Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Treasury Obligations Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were
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provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the Performance Peer Group for the one-year period ended December 31, 2021. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are
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believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
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Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated
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Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes Treasury Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919726
CUSIP 60934N500
CUSIP 60934N872
CUSIP 60934N823
CUSIP 60934N120
Q450203 (3/23)
© 2023 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2023

Share Class | Ticker	Institutional | TTOXX	Cash II | TTIXX	Cash Series | TCSXX

Federated Hermes Trust for U.S. Treasury Obligations

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2022 through January 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2023, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	88.9%
U.S. Treasury Securities	10.7%
Other Assets and Liabilities—Net[2]	0.4%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At January 31, 2023, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	95.1%
8-30 Days	1.3%
31-90 Days	1.9%
91-180 Days	0.3%
181 Days or more	1.0%
Other Assets and Liabilities—Net[2]	0.4%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
January 31, 2023 (unaudited)
Principal Amount			Value
		U.S. TREASURIES— 10.7%
$ 30,000,000	[1]	United States Treasury Bills, 3.020%, 2/16/2023	$ 29,962,250
10,000,000	[1]	United States Treasury Bills, 3.020%, 6/15/2023	9,887,589
35,000,000	[1]	United States Treasury Bills, 4.490%, 2/23/2023	34,903,964
27,000,000	[1]	United States Treasury Bills, 4.505%, 11/2/2023	26,074,222
90,000,000	[1]	United States Treasury Bills, 4.525%, 3/9/2023	89,592,750
30,180,000	[2]	United States Treasury Floating Rate Notes, 4.574% (91-day T-Bill -0.075%), 2/7/2023	30,164,392
37,500,000	[2]	United States Treasury Floating Rate Notes, 4.634% (91-day T-Bill -0.015%), 2/7/2023	37,513,046
61,000,000	[2]	United States Treasury Floating Rate Notes, 4.678% (91-day T-Bill +0.029%), 2/7/2023	61,000,759
69,500,000	[2]	United States Treasury Floating Rate Notes, 4.683% (91-day T-Bill +0.034%), 2/7/2023	69,500,572
55,250,000	[2]	United States Treasury Floating Rate Notes, 4.686% (91-day T-Bill +0.037%), 2/7/2023	55,230,387
39,000,000	[2]	United States Treasury Floating Rate Notes, 4.789% (91-day T-Bill +0.140%), 2/7/2023	38,967,047
24,000,000	[2]	United States Treasury Floating Rate Notes, 4.849% (91-day T-Bill +0.200%), 2/7/2023	24,000,000
4,000,000		United States Treasury Notes, 0.125%, 2/28/2023	3,995,468
3,900,000		United States Treasury Notes, 0.125%, 5/31/2023	3,874,591
10,000,000		United States Treasury Notes, 0.125%, 7/31/2023	9,821,582
13,000,000		United States Treasury Notes, 0.375%, 10/31/2023	12,636,012
5,000,000		United States Treasury Notes, 1.500%, 3/31/2023	4,998,937
		TOTAL	542,123,568
		REPURCHASE AGREEMENTS— 88.9%
1,203,000,000		Interest in $3,000,000,000 joint repurchase agreement 4.30%, dated 1/31/2023 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $3,000,358,333 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2048 and the market value of those underlying securities was $3,060,365,506.	1,203,000,000
87,000,000		Interest in $4,000,000,000 joint repurchase agreement 4.30%, dated 1/31/2023 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $4,000,477,778 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2047 and the market value of those underlying securities was $4,080,487,378.	87,000,000
50,000,000		Interest in $800,000,000 joint repurchase agreement 4.31%, dated 1/4/2023 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $802,777,556 on 2/2/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2050 and the market value of those underlying securities was $818,833,113.	50,000,000
Semi-Annual Shareholder Report
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Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$2,500,000,000	Repurchase agreement 4.30%, dated 1/31/2023 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $2,500,298,611 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $2,500,298,636.	$2,500,000,000
500,000,000	Interest in $750,000,000 joint repurchase agreement 4.27%, dated 1/31/2023 under which Standard Chartered Bank will repurchase securities provided as collateral for $750,088,958 on 2/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2052 and the market value of those underlying securities was $765,090,746.	500,000,000
150,000,000	Interest in $500,000,000 joint repurchase agreement 4.48%, dated 1/31/2023 under which Standard Chartered Bank will repurchase securities provided as collateral for $500,435,556 on 2/7/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2052 and the market value of those underlying securities was $510,063,519.	150,000,000
	TOTAL REPURCHASE AGREEMENTS	4,490,000,000
	TOTAL INVESTMENT IN SECURITIES—99.6% (AT AMORTIZED COST)[3]	5,032,123,568
	OTHER ASSETS AND LIABILITIES - NET—0.4%[4]	22,700,833
	TOTAL NET ASSETS—100%	$5,054,824,401

1	Discount rate(s) at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of January 31, 2023, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
3

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.016	0.003	0.000[1]	0.011	0.021	0.012
Net realized gain (loss)	0.000[1]	(0.000)[1]	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.016	0.003	0.000[1]	0.011	0.021	0.012
Less Distributions:
Distributions from net investment income	(0.016)	(0.003)	(0.000)[1]	(0.011)	(0.021)	(0.012)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.016)	(0.003)	(0.000)[1]	(0.011)	(0.021)	(0.012)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.57%	0.26%	0.01%	1.07%	2.16%	1.25%
Ratios to Average Net Assets:
Net expenses[3]	0.20%[4]	0.12%	0.13%	0.20%	0.20%	0.20%
Net investment income	3.28%[4]	0.22%	0.01%	0.94%	2.18%	1.23%
Expense waiver/reimbursement[5]	0.10%[4]	0.18%	0.17%	0.11%	0.11%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,428,886	$1,134,075	$1,464,865	$2,334,139	$1,344,393	$360,889

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
4

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.012	0.001	0.000[1]	0.006	0.014	0.005
Net realized gain (loss)	0.000[1]	(0.000)[1]	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.012	0.001	0.000[1]	0.006	0.014	0.005
Less Distributions:
Distributions from net investment income	(0.012)	(0.001)	(0.000)[1]	(0.006)	(0.014)	(0.005)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.012)	(0.001)	(0.000)[1]	(0.006)	(0.014)	(0.005)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.22%	0.08%	0.00%[3]	0.58%	1.45%	0.54%
Ratios to Average Net Assets:
Net expenses[4]	0.87%[5]	0.30%	0.13%	0.67%	0.90%	0.90%
Net investment income	2.69%[5]	0.08%	0.00%[3]	0.53%	1.44%	0.53%
Expense waiver/reimbursement[6]	0.10%[5]	0.70%	0.87%	0.34%	0.11%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,701,090	$691,193	$735,469	$750,118	$591,844	$635,165

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2023	Year Ended July 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.011	0.001	0.000[1]	0.005	0.013	0.004
Net realized gain (loss)	0.000[1]	(0.000)[1]	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.011	0.001	0.000[1]	0.005	0.013	0.004
Less Distributions:
Distributions from net investment income	(0.011)	(0.001)	(0.000)[1]	(0.005)	(0.013)	(0.004)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.011)	(0.001)	(0.000)[1]	(0.005)	(0.013)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.14%	0.06%	0.00%[3]	0.50%	1.31%	0.40%
Ratios to Average Net Assets:
Net expenses[4]	1.04%[5]	0.33%	0.13%	0.76%	1.04%	1.05%
Net investment income	2.24%[5]	0.06%	0.00%[3]	0.47%	1.32%	0.30%
Expense waiver/reimbursement[6]	0.20%[5]	0.92%	1.10%	0.48%	0.21%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$924,848	$719,191	$767,050	$653,747	$496,252	$341,124

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Statement of Assets and Liabilities
January 31, 2023 (unaudited)

Assets:
Investment in repurchase agreements	$4,490,000,000
Investment in securities	542,123,568
Investment in securities, at amortized cost and fair value	5,032,123,568
Cash	825,596
Income receivable	780,418
Receivable for shares sold	30,504,390
Prepaid expenses	206,580
Total Assets	5,064,440,552
Liabilities:
Payable for shares redeemed	6,291,725
Income distribution payable	1,758,110
Payable for investment adviser fee (Note 4)	14,942
Payable for administrative fee (Note 4)	10,764
Payable for Directors’/Trustees’ fees (Note 4)	3,329
Payable for distribution services fee (Note 4)	855,670
Payable for other service fees (Notes 2 and 4)	516,620
Accrued expenses (Note 4)	164,991
Total Liabilities	9,616,151
Net assets for 5,054,785,345 shares outstanding	$5,054,824,401
Net Assets Consist of:
Paid-in capital	$5,054,785,375
Total distributable earnings (loss)	39,026
Total Net Assets	$5,054,824,401
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$2,428,886,169 ÷ 2,428,867,497 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$1,701,089,904 ÷ 1,701,076,699 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$924,848,328 ÷ 924,841,149 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Statement of Operations
Six Months Ended January 31, 2023 (unaudited)

Investment Income:
Interest	$57,346,517
Expenses:
Investment adviser fee (Note 4)	3,319,425
Administrative fee (Note 4)	1,299,753
Custodian fees	49,302
Transfer agent fees (Note 2)	741,722
Directors’/Trustees’ fees (Note 4)	8,096
Auditing fees	10,234
Legal fees	5,345
Portfolio accounting fees	102,867
Distribution services fee (Note 4)	4,166,204
Other service fees (Notes 2 and 4)	2,216,771
Share registration costs	113,792
Printing and postage	42,178
Miscellaneous (Note 4)	40,343
TOTAL EXPENSES	12,116,032
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	(1,601,718)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(431,485)
TOTAL WAIVERS AND REIMBURSEMENTS	(2,033,203)
Net expenses	10,082,829
Net investment income	47,263,688
Net realized gain on investments	31,093
Change in net assets resulting from operations	$47,294,781
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2023	Year Ended 7/31/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$47,263,688	$3,701,109
Net realized gain (loss)	31,093	(41,775)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	47,294,781	3,659,334
Distributions to Shareholders:
Institutional Shares	(25,060,269)	(2,692,020)
Cash II Shares	(12,847,979)	(549,322)
Cash Series Shares	(9,306,068)	(463,531)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(47,214,316)	(3,704,873)
Share Transactions:
Proceeds from sale of shares	5,879,944,896	4,421,748,130
Net asset value of shares issued to shareholders in payment of distributions declared	39,506,411	2,286,934
Cost of shares redeemed	(3,409,166,426)	(4,846,914,198)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,510,284,881	(422,879,134)
Change in net assets	2,510,365,346	(422,924,673)
Net Assets:
Beginning of period	2,544,459,055	2,967,383,728
End of period	$5,054,824,401	$2,544,459,055
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Notes to Financial Statements
January 31, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Trust for U.S. Treasury Obligations (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Cash II Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
Semi-Annual Shareholder Report
10

The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $2,033,203 is disclosed in various locations in Note 2 and Note 4.
Transfer Agent Fees
For the six months ended January 31, 2023, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$5,145	$(15)
Cash II Shares	356,432	(5,534)
Cash Series Shares	380,145	(10,840)
TOTAL	$741,722	$(16,389)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Cash II Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Cash II Shares	$1,179,031
Cash Series Shares	1,037,740
TOTAL	$2,216,771
For the six months ended January 31, 2023, the Fund’s Institutional Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees.
Semi-Annual Shareholder Report
12

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,808,415,226	$2,808,415,226	2,009,686,596	$2,009,686,596
Shares issued to shareholders in payment of distributions declared	17,654,923	17,654,923	1,286,508	1,286,508
Shares redeemed	(1,531,296,109)	(1,531,296,109)	(2,341,742,449)	(2,341,742,449)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,294,774,040	$1,294,774,040	(330,769,345)	$(330,769,345)
	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	1,600,444,607	$1,600,444,607	312,738,480	$312,738,480
Shares issued to shareholders in payment of distributions declared	12,663,540	12,663,540	541,911	541,911
Shares redeemed	(603,235,793)	(603,235,793)	(357,543,870)	(357,543,870)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	1,009,872,354	$1,009,872,354	(44,263,479)	$(44,263,479)
Semi-Annual Shareholder Report
13

	Six Months Ended 1/31/2023		Year Ended 7/31/2022
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	1,471,085,063	$1,471,085,063	2,099,323,054	$2,099,323,054
Shares issued to shareholders in payment of distributions declared	9,187,948	9,187,948	458,515	458,515
Shares redeemed	(1,274,634,524)	(1,274,634,524)	(2,147,627,879)	(2,147,627,879)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	205,638,487	$205,638,487	(47,846,310)	$(47,846,310)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,510,284,881	$2,510,284,881	(422,879,134)	$(422,879,134)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will reimburse the amount, limited to the amount of the advisory fee, by which the Fund’s Institutional Shares aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses, exceed 0.45% of the Fund’s Institutional Shares average daily net assets. To comply with the 0.45% limitation imposed under the investment advisory contract, the Adviser may waive its advisory fee and/or reimburse its advisory fee or other Fund expenses, affiliates of the Adviser may waive, reimburse or reduce amounts otherwise included in the aggregate annual operating expenses of the Fund, or there may be a combination of waivers, reimbursements and/or reductions by the Adviser and its affiliates. The amount that the Adviser waives/reimburses under the investment advisory contract will be reduced to the extent that affiliates of the Adviser waive, reimburse or reduce amounts that would otherwise be included in the aggregate annual operating expenses of the Fund. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2023, the Adviser voluntarily waived $1,601,718 of its fee and voluntarily reimbursed $16,389 of transfer agent fees.
Semi-Annual Shareholder Report
14

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2023, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Cash II Shares	0.35%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2023, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$1,675,628	$—
Cash Series Shares	2,490,576	(415,096)
TOTAL	$4,166,204	$(415,096)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2023, FSC retained $12,641 of fees paid by the Fund.
Other Service Fees
For the six months ended January 31, 2023, FSSC did not receive any of the other service fees disclosed in Note 2.
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Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regard to the Fund’s Institutional Shares, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Cash II Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.90% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2023, there were no outstanding loans. During the six months ended January 31, 2023, the program was not utilized.
6. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under
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these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
7. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
8. SUBSEQUENT EVENT
On February 16, 2023, the Trustees approved the creation of a new Service Shares (SS) class of the Fund. The SS class is anticipated to become effective during the second quarter of 2023.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2022 to January 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2022	Ending Account Value 1/31/2023	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,015.70	$1.02
Cash II Shares	$1,000	$1,012.20	$4.41
Cash Series Shares	$1,000	$1,011.40	$5.27
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.20	$1.02
Cash II Shares	$1,000	$1,020.82	$4.43
Cash Series Shares	$1,000	$1,019.96	$5.30

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.20%
Cash II Shares	0.87%
Cash Series Shares	1.04%
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Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Trust for U.S. Treasury Obligations (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
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reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s investment objectives; the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
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regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, in order to maintain a positive yield for the Fund in the low interest rate environment.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and
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regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were
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provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the Performance Peer Group for the one-year period ended December 31, 2021. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are
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believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
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Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board noted the impact of the additional yield support provided by Federated Hermes, in the form of voluntary fee waivers and/or expense reimbursements, on the profitability of the Fund to the Adviser.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated
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Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
31

Federated Hermes Trust for U.S. Treasury Obligations
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N799
CUSIP 608919551
CUSIP 608919569
8042508 (3/23)
© 2023 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 27, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 27, 2023

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 27, 2023